Schedule of Investments PIMCO All Asset Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.5%
PIMCO All Asset: Multi-RAE PLUS Fund	4,525,698	$47,701
PIMCO All Asset: Multi-Real Fund	4,054,113	38,920
PIMCO Emerging Markets Currency and Short-Term Investments Fund	852,481	6,377
PIMCO Emerging Markets Local Currency and Bond Fund	1,489,729	9,058
PIMCO Extended Duration Fund	355,779	5,258
PIMCO High Yield Fund	906,456	7,388
PIMCO Income Fund	292,285	3,154
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,369,492	13,695
PIMCO Investment Grade Credit Bond Fund	165,076	1,527
PIMCO Long Duration Total Return Fund	742,680	5,644
PIMCO Long-Term Real Return Fund	178,865	2,300
PIMCO Long-Term U.S. Government Fund	414,250	6,247
PIMCO Low Duration Fund	3,021,739	28,223
PIMCO RAE Emerging Markets Fund	668,797	7,838
PIMCO RAE Fundamental Advantage PLUS Fund	1,055,648	8,540
PIMCO RAE International Fund	299,195	2,636
PIMCO RAE PLUS EMG Fund	296,299	2,249
PIMCO RAE PLUS International Fund	270,127	2,064
PIMCO RAE US Fund	132,792	2,009
PIMCO RAE US Small Fund	218,928	2,500
PIMCO RAE Worldwide Long/Short PLUS Fund	1,035,517	8,512
PIMCO Real Return Fund	333,469	3,441
PIMCO RealEstateRealReturn Strategy Fund	121,786	3,445
PIMCO Total Return Fund	2,478,496	21,910
PIMCO TRENDS Managed Futures Strategy Fund	819,822	8,485

Total Mutual Funds (Cost $235,463)		249,121

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 4.950% (b)	1,501,028	1,501

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12	0

Total Short-Term Instruments (Cost $1,501)		1,501

Total Investments in Affiliates (Cost $236,964)		250,622

Total Investments 100.1% (Cost $236,964)		$250,622
Other Assets and Liabilities, net (0.1)%		(264)

Net Assets 100.0%		$250,358

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Mutual Funds	$249,121	$0	$0	$249,121
Short-Term Instruments
Mutual Funds	1,501	0	0	1,501

Total Investments	$250,622	$0	$0	$250,622

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$46,808	$7,221	$(8,170)	$219	$1,623	$47,701	$3,771	$0
PIMCO All Asset: Multi-Real Fund	45,793	13,492	(23,220)	(3,590)	6,445	38,920	1,504	0
PIMCO Emerging Markets Bond Fund	3,979	64	(4,018)	(23)	(2)	0	66	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5,483	1,796	(877)	(19)	(6)	6,377	298	0
PIMCO Emerging Markets Local Currency and Bond Fund	11,564	1,050	(3,582)	(170)	196	9,058	442	0
PIMCO Extended Duration Fund	6,096	1,034	(1,774)	(666)	568	5,258	50	0
PIMCO Government Money Market Fund	1,651	39,345	(39,495)	0	0	1,501	52	0
PIMCO High Yield Fund	7,332	2,383	(2,460)	14	119	7,388	348	0
PIMCO Income Fund	3,562	1,122	(1,576)	78	(32)	3,154	155	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	17,778	2,281	(6,502)	(32)	170	13,695	446	0

Notes to Financial Statements (Cont.)

PIMCO Investment Grade Credit Bond Fund	1,676	50	(240)	(22)	63	1,527	51	0
PIMCO Long Duration Total Return Fund	7,428	1,259	(3,107)	(812)	876	5,644	140	0
PIMCO Long-Term Real Return Fund	1,974	1,161	(925)	(39)	129	2,300	86	0
PIMCO Long-Term U.S. Government Fund	6,845	1,992	(2,597)	(531)	538	6,247	161	0
PIMCO Low Duration Fund	31,504	15,662	(19,335)	(253)	645	28,223	888	0
PIMCO RAE Emerging Markets Fund	8,309	1,436	(3,087)	143	1,037	7,838	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	9,614	1,451	(2,109)	(7)	(409)	8,540	328	0
PIMCO RAE International Fund	2,901	357	(923)	61	240	2,636	0	0
PIMCO RAE PLUS EMG Fund	2,202	188	(340)	32	167	2,249	188	0
PIMCO RAE PLUS International Fund	2,122	134	(318)	(61)	187	2,064	133	0
PIMCO RAE US Fund	1,280	979	(489)	(5)	244	2,009	0	0
PIMCO RAE US Small Fund	1,418	1,216	(509)	5	370	2,500	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	9,474	844	(2,679)	(42)	915	8,512	373	0
PIMCO Real Return Fund	2,731	1,801	(1,206)	6	109	3,441	85	0
PIMCO RealEstateRealReturn Strategy Fund	3,291	443	(686)	43	354	3,445	13	0
PIMCO Total Return Fund	22,858	10,498	(11,817)	(1,035)	1,406	21,910	725	0
PIMCO TRENDS Managed Futures Strategy Fund	8,276	2,249	(1,722)	(92)	(226)	8,485	0	0
Totals	$273,949	$111,508	$(143,763)	$(6,798)	$15,726	$250,622	$10,303	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Other Abbreviations:
TBA	To-Be-Announced

Schedule of Investments PIMCO Balanced Allocation Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.2% ¤
CORPORATE BONDS & NOTES 3.8%
BANKING & FINANCE 3.0%
American Express Co. 5.850% due 11/05/2027	$300	$315
Bank of America Corp.
1.658% due 03/11/2027 •	200	192
3.950% due 04/21/2025	200	199
Barclays PLC 4.972% due 05/16/2029 •	200	202
Blackstone Holdings Finance Co. LLC 5.900% due 11/03/2027	200	209
Broadstone Net Lease LLC 2.600% due 09/15/2031	100	84
Brookfield Finance, Inc. 4.850% due 03/29/2029	100	102
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	100	96
Corebridge Financial, Inc. 3.850% due 04/05/2029	200	195
Credit Suisse AG AT1 Claim	400	51
Deutsche Bank AG 3.035% due 05/28/2032 •	200	178
Discover Financial Services 4.500% due 01/30/2026	100	100
GLP Capital LP 5.250% due 06/01/2025	150	150
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •	400	394
HSBC Holdings PLC 4.583% due 06/19/2029 •	200	200
JPMorgan Chase & Co. 3.782% due 02/01/2028 •	300	297
Lloyds Banking Group PLC 4.450% due 05/08/2025	300	299
LXP Industrial Trust 2.375% due 10/01/2031	300	251
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026	200	195
Morgan Stanley
5.652% due 04/13/2028 •	100	103
6.276% (SOFRRATE + 1.020%) due 04/13/2028 ~	200	201
NatWest Group PLC 1.642% due 06/14/2027 •	200	191
Realty Income Corp.
3.100% due 12/15/2029	100	95
4.000% due 07/15/2029	100	99
Sabra Health Care LP 3.900% due 10/15/2029	100	95
Wells Fargo & Co.
3.196% due 06/17/2027 •	100	98
4.150% due 01/24/2029	200	200

		4,791

INDUSTRIALS 0.7%
Air Canada Pass-Through Trust 3.750% due 06/15/2029	61	59
American Airlines Pass-Through Trust 3.500% due 08/15/2033	151	136
British Airways Pass-Through Trust 3.300% due 06/15/2034	238	224
Broadcom, Inc. 3.187% due 11/15/2036	100	85
Choice Hotels International, Inc. 3.700% due 12/01/2029	100	95
Energy Transfer LP 3.900% due 07/15/2026	100	99
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	300	292
Penske Truck Leasing Co. LP 4.450% due 01/29/2026	100	100

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

Reynolds American, Inc. 4.450% due 06/12/2025		62	62

			1,152

UTILITIES 0.1%
Exelon Corp. 3.950% due 06/15/2025		100	99
ONEOK, Inc. 4.550% due 07/15/2028		100	101

			200

Total Corporate Bonds & Notes (Cost $6,333)			6,143

U.S. GOVERNMENT AGENCIES 14.5%
Fannie Mae
5.866% due 11/25/2046 •		96	95
5.916% due 07/25/2046 •		33	33
5.936% due 09/25/2046 •		37	36
6.902% due 05/01/2038 •		57	58
Freddie Mac
3.500% due 09/01/2047		48	45
4.000% due 08/01/2047		129	126
Uniform Mortgage-Backed Security
2.500% due 06/01/2051 - 09/01/2052		6,240	5,394
3.000% due 10/01/2051 - 01/01/2052		3,703	3,326
3.500% due 11/01/2045 - 09/01/2046		137	130
4.000% due 08/01/2042 - 02/01/2053		1,746	1,692
4.500% due 07/01/2053 - 12/01/2053		2,090	2,056
5.000% due 02/01/2053		2,562	2,566
6.500% due 02/01/2054		97	100
Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2054		6,700	6,245
4.500% due 11/01/2054		1,400	1,377

Total U.S. Government Agencies (Cost $22,373)			23,279

U.S. TREASURY OBLIGATIONS 14.5%
U.S. Treasury Bonds
1.750% due 08/15/2041		1,100	780
1.875% due 02/15/2041		600	440
2.000% due 11/15/2041		2,000	1,471
2.250% due 05/15/2041		3,400	2,637
2.375% due 02/15/2042		200	156
2.375% due 05/15/2051		2,200	1,553
4.000% due 11/15/2052		900	876
U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2034		1,535	1,553
U.S. Treasury Notes
0.375% due 04/30/2025 (f)		1,600	1,564
0.375% due 09/30/2027		100	91
0.500% due 10/31/2027		100	91
0.625% due 11/30/2027		300	274
0.750% due 05/31/2026 (d)		8,300	7,907
0.750% due 01/31/2028		1,400	1,277
4.000% due 06/30/2028		1,800	1,827
4.125% due 10/31/2027		900	914

Total U.S. Treasury Obligations (Cost $26,670)			23,411

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Funding Trust 5.372% due 08/27/2036 ~		79	75
BANK 4.165% due 05/15/2061 ~		74	73
Citigroup Mortgage Loan Trust 5.241% due 07/25/2037 ~		32	29
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.500% due 10/25/2036 þ		26	23
Grifonas Finance PLC 3.681% due 08/28/2039 •	EUR	14	15
Lehman XS Trust 5.369% due 07/25/2047 •		$193	185
Morgan Stanley Capital Trust 3.912% due 09/09/2032		100	88

Total Non-Agency Mortgage-Backed Securities (Cost $498)			488

ASSET-BACKED SECURITIES 1.8%
CIT Mortgage Loan Trust 6.469% due 10/25/2037 •		84	86
Citigroup Mortgage Loan Trust 5.229% due 08/25/2036 •		1	2
Countrywide Asset-Backed Certificates Trust
5.169% due 06/25/2047 •		97	85

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

5.429% due 05/25/2037 •	477	443
Crestline Denali CLO Ltd. 6.685% due 10/23/2031 •	183	183
ECMC Group Student Loan Trust 6.145% due 02/27/2068 •	39	39
Fremont Home Loan Trust 5.269% due 10/25/2036 •	350	142
GSAMP Trust 5.749% due 07/25/2045 •	84	83
JP Morgan Mortgage Acquisition Corp. 5.554% due 05/25/2035 •	140	138
Long Beach Mortgage Loan Trust 6.019% due 06/25/2035 •	168	165
Morgan Stanley ABS Capital, Inc. Trust 5.099% due 10/25/2036 •	121	108
Navient Student Loan Trust 6.445% due 12/27/2066 •	76	76
Option One Mortgage Loan Trust 5.734% due 08/25/2035 •	92	89
Palmer Square Loan Funding Ltd. 6.363% due 10/15/2029 •	94	94
PFP Ltd. 6.915% due 09/17/2039 •	200	201
Sound Point CLO Ltd. 6.754% due 07/20/2032 •	300	300
Structured Asset Investment Loan Trust 5.142% due 07/25/2036 •	520	306
Vibrant CLO Ltd. 6.664% due 07/20/2032 •	300	300

Total Asset-Backed Securities (Cost $2,879)		2,840

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029	300	315

Total Sovereign Issues (Cost $298)		315

SHORT-TERM INSTRUMENTS 42.1%
REPURCHASE AGREEMENTS (c) 42.1%		67,800

Total Short-Term Instruments (Cost $67,800)		67,800

Total Investments in Securities (Cost $126,851)		124,276

	SHARES
INVESTMENTS IN AFFILIATES 24.4%
MUTUAL FUNDS (b) 9.0%
PIMCO Income Fund	1,336,469	14,421

Total Mutual Funds (Cost $15,589)		14,421

SHORT-TERM INSTRUMENTS 15.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.4%
PIMCO Short-Term Floating NAV Portfolio III	2,547,298	24,803

Total Short-Term Instruments (Cost $24,772)		24,803

Total Investments in Affiliates (Cost $40,361)		39,224

Total Investments 101.6% (Cost $167,212)		$163,500
Financial Derivative Instruments (e)(g) 0.0%(Cost or Premiums, net $143)		65
Other Assets and Liabilities, net (1.6)%		(2,759)

Net Assets 100.0%		$160,806

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.980%	09/30/2024	10/01/2024	$67,800	U.S. Treasury Notes 3.500% due 09/15/2025	$(69,128)	$67,800	$67,809

Total Repurchase Agreements	$(69,128)	$67,800	$67,809

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

GRE	5.020%	09/23/2024	10/07/2024	$(478)	$(478)

Total Reverse Repurchase Agreements	$(478)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	6.500%	10/01/2054	$100	$(103)	$(103)

Total Short Sales (0.1)%	$(103)	$(103)

(d)	Securities with an aggregate market value of $476 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(804) at a weighted average interest rate of 5.416%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index December Futures	12/2024	194	$56,398	$1,377	$223	$0
Mini MSCI EAFE Index December Futures	12/2024	322	40,054	772	0	(168)
U.S. Treasury 5-Year Note December Futures	12/2024	21	2,308	6	0	(8)
U.S. Treasury 10-Year Note December Futures	12/2024	60	6,857	(16)	0	(27)

$2,139	$223	$(203)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2024	84	$(17,492)	$39	$32	$0

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

U.S. Treasury 10-Year Ultra December Futures			12/2024	20	(2,366)		(6)	10	0

						$33	$42		$0

Total Futures Contracts						$2,172	$265		$(203)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$460	$(16)	$17	$1	$0	$0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(7)	2	(5)	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	3,200	67	6	73	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	4,400	99	1	100	0	0

Total Swap Agreements					$143	$26	$169	$0	$0

(f)

Securities with an aggregate market value of $254 and cash of $4,708 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)									Unsettled variation margin asset of $1 for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered		Currency to be Received	Asset		Liability

BPS	10/2024		EUR	36		$40	$0		$0
JPM	12/2024			$78	TRY	2,942	2		0
MYI	10/2024		CAD	19		$14	0		0

Total Forward Foreign Currency Contracts							$2		$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$4,791	$0		$4,791
Industrials					0	1,152	0		1,152
Utilities					0	200	0		200
U.S. Government Agencies					0	23,279	0		23,279
U.S. Treasury Obligations					0	23,411	0		23,411
Non-Agency Mortgage-Backed Securities					0	488	0		488
Asset-Backed Securities					0	2,840	0		2,840
Sovereign Issues					0	315	0		315
Short-Term Instruments
Repurchase Agreements					0	67,800	0		67,800

					$0	$124,276	$0		$124,276
Investments in Affiliates, at Value
Mutual Funds					14,421	0	0		14,421
Short-Term Instruments
Central Funds Used for Cash Management Purposes					24,803	0	0		24,803

					$39,224	$0	$0		$39,224

Total Investments					$39,224	$124,276	$0		$163,500

Short Sales, at Value - Liabilities
U.S. Government Agencies					$0	$(103)	$0		$(103)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					223	42	0		265
Over the counter					0	2	0		2

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

	$223	$44	$0	$267
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(168)	$(35)	$0	$(203)

Total Financial Derivative Instruments	$55	$9	$0	$64

Totals	$39,279	$124,182	$0	$163,461

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$13,546	$645	$0	$0	$230	$14,421	$651	$0
PIMCO Short-Term Floating NAV Portfolio III	1,121	220,548	(196,900)	4	30	24,803	1,046	0
Totals	$14,667	$221,193	$(196,900)	$4	$260	$39,224	$1,697	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOS	BofA Securities, Inc.	GRE	NatWest Markets Securities, Inc.	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.

Currency Abbreviations:
CAD	Canadian Dollar	TRY	Turkish New Lira	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
ALT	Alternate Loan Trust	MSCI	Morgan Stanley Capital International

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 177.9% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
UBS Group AG
0.650% due 01/14/2028 •	EUR	100	$105
7.750% due 03/01/2029 •		100	128

Total Corporate Bonds & Notes (Cost $206)			233

U.S. GOVERNMENT AGENCIES 15.3%
Fannie Mae
5.745% due 05/25/2042 •		$1	1
6.030% due 11/01/2035 •		3	3
6.363% due 10/01/2044 •		1	1
6.579% due 05/25/2035 ~		5	6
6.737% due 01/01/2036 •		9	9
6.986% due 11/01/2034 •		4	4
7.529% due 07/01/2035 •		3	3
Freddie Mac
5.816% due 07/15/2044 •		128	130
5.907% due 09/15/2042 •		227	225
6.323% due 02/25/2045 •		19	18
6.350% due 01/01/2034 •		1	1
6.482% due 10/01/2036 •		11	11
7.252% due 09/01/2036 •		13	14
7.542% due 07/01/2036 •		39	40
Ginnie Mae
5.461% due 08/20/2068 •		299	298
6.522% due 04/20/2067 •		203	207
Ginnie Mae, TBA 3.500% due 10/01/2054		11,200	10,524
U.S. Small Business Administration 5.510% due 11/01/2027		24	24
Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2054		11,028	10,601
4.500% due 11/01/2054		20,300	19,967
5.500% due 11/01/2054		3,300	3,338
6.000% due 11/01/2054		9,500	9,710
6.500% due 11/01/2054		2,900	2,988

Total U.S. Government Agencies (Cost $58,084)			58,123

U.S. TREASURY OBLIGATIONS 93.8%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025		15,516	15,216
0.125% due 04/15/2026 (g)		21,240	20,653
0.125% due 07/15/2026 (g)		48,052	46,848
0.125% due 10/15/2026 (g)		29,616	28,803
0.125% due 04/15/2027 (i)		4,345	4,183
0.125% due 01/15/2030		3,301	3,081
0.125% due 07/15/2030		1,202	1,118
0.250% due 07/15/2029		2,582	2,451
0.375% due 07/15/2025		3,051	3,007
0.375% due 01/15/2027		8,216	7,984
0.375% due 07/15/2027		16,433	15,982
0.500% due 01/15/2028 (g)		25,792	24,978
0.625% due 01/15/2026 (g)		18,042	17,698
0.625% due 07/15/2032		108	101
0.625% due 02/15/2043		205	165
0.750% due 07/15/2028		5,614	5,490
0.875% due 01/15/2029		12,207	11,921
1.000% due 02/15/2046		2,788	2,326
1.250% due 04/15/2028 (g)		31,458	31,169
1.375% due 07/15/2033		6,835	6,741
1.375% due 02/15/2044		135	123
1.625% due 10/15/2027 (g)		42,205	42,492
1.750% due 01/15/2028		1,761	1,776
1.750% due 01/15/2034		2,251	2,277
1.875% due 07/15/2034		3,609	3,698
2.125% due 04/15/2029 (g)		22,880	23,522
2.125% due 02/15/2040		335	350
2.125% due 02/15/2054		102	107
2.375% due 10/15/2028 (g)		28,239	29,336

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2024 (Unaudited)

2.500% due 01/15/2029		2,403	2,506
3.875% due 04/15/2029 (k)		721	796
3.875% due 04/15/2029		143	159

Total U.S. Treasury Obligations (Cost $357,451)			357,057

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Alliance Bancorp Trust 5.449% due 07/25/2037 •		113	98
Banc of America Mortgage Trust
5.064% due 11/25/2035 ~		5	5
5.612% due 06/25/2035 ~		12	10
Bear Stearns Adjustable Rate Mortgage Trust
4.863% due 03/25/2035 ~		19	17
4.900% due 07/25/2036 ~		18	15
6.648% due 01/25/2035 ~		28	28
Citigroup Mortgage Loan Trust 4.972% due 09/25/2037 ~		94	83
Countrywide Alternative Loan Trust
5.000% due 07/25/2035		39	22
5.209% due 06/25/2036 •		285	254
5.270% due 12/20/2046 •		490	422
6.000% due 02/25/2037		118	51
Countrywide Home Loan Mortgage Pass-Through Trust 5.289% due 10/20/2035 ~		670	635
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.119% due 09/29/2036 •		94	92
5.401% due 10/26/2036 ~		25	22
Eurosail PLC 6.049% due 06/13/2045 •	GBP	81	109
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$37	15
6.774% due 06/25/2034 ~		3	3
GreenPoint Mortgage Funding Trust
5.329% due 09/25/2046 •		65	59
5.509% due 11/25/2045 •		3	3
GSR Mortgage Loan Trust 6.578% due 01/25/2035 ~		5	5
HarborView Mortgage Loan Trust 5.559% due 03/19/2036 •		16	15
IndyMac INDA Mortgage Loan Trust 5.329% due 11/25/2035 ~		5	5
JP Morgan Mortgage Trust
5.738% due 02/25/2035 ~		13	12
6.842% due 07/25/2035 ~		4	4
6.961% due 08/25/2035 ~		11	10
MASTR Adjustable Rate Mortgages Trust 6.435% due 11/21/2034 ~		5	5
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.951% due 09/15/2030 •		9	9
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		472	454
Residential Accredit Loans, Inc. Trust
6.036% due 10/25/2037 ~		20	17
6.483% due 09/25/2045 •		39	33
Residential Asset Securitization Trust 5.369% due 05/25/2035 •		49	30
Sequoia Mortgage Trust 5.475% due 07/20/2036 •		44	38
Structured Adjustable Rate Mortgage Loan Trust
6.523% due 01/25/2035 •		5	4
7.251% due 02/25/2034 ~		2	2
Structured Asset Mortgage Investments Trust
5.389% due 04/25/2036 •		3	3
5.739% due 10/19/2034 •		4	3
WaMu Mortgage Pass-Through Certificates Trust
4.850% due 12/25/2035 ~		26	24
5.893% due 05/25/2047 •		87	73
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		9	8

Total Non-Agency Mortgage-Backed Securities (Cost $2,787)			2,697

ASSET-BACKED SECURITIES 8.9%
ABFC Trust 5.249% due 10/25/2036 •		619	578
ACAS CLO Ltd. 6.431% due 10/18/2028 •		44	45
Allegro CLO Ltd. 6.516% due 10/16/2031 •		596	596
American Money Management Corp. CLO Ltd. 6.314% due 11/10/2030 •		66	66
Apidos CLO
6.441% due 07/18/2029 •		110	110

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2024 (Unaudited)

6.477% due 07/17/2030 •		187	187
Arbor Realty Commercial Real Estate Notes Ltd. 6.792% due 01/15/2037 •		1,098	1,097
Arbour CLO DAC 0.000% due 11/15/2037 •(a)	EUR	1,000	1,113
Argent Mortgage Loan Trust 5.449% due 05/25/2035 •		$53	47
Argent Securities Trust
5.269% due 07/25/2036 •		219	194
5.289% due 05/25/2036 •		549	134
Armada Euro CLO DAC 4.405% due 07/15/2031 •	EUR	570	635
Atlas Senior Loan Fund Ltd. 6.624% due 04/22/2031 •		$281	281
Barings CLO Ltd. 6.534% due 01/20/2031 •		398	399
Blackrock European CLO DAC 4.305% due 10/15/2031 •	EUR	460	512
BPCRE Ltd. 7.414% due 01/16/2037 •		$197	197
Carlyle Euro CLO DAC
4.172% due 08/15/2030 •	EUR	375	418
4.385% due 01/15/2031 •		560	622
Carlyle Global Market Strategies Euro CLO DAC 4.292% due 11/15/2031		766	852
CBAM Ltd. 6.794% due 07/20/2030 •		$233	233
CIFC European Funding CLO DAC 4.735% due 01/15/2034 •	EUR	1,000	1,115
CIT Mortgage Loan Trust 6.469% due 10/25/2037 •		$505	514
Citigroup Mortgage Loan Trust
5.429% due 12/25/2036 •		34	23
5.464% due 10/25/2036 •		400	392
Countrywide Asset-Backed Certificates Trust
5.159% due 11/25/2037 •		396	374
5.469% due 03/25/2037 •		157	153
5.709% due 08/25/2047 •		81	79
6.169% due 10/25/2035 •		8	8
Credit-Based Asset Servicing & Securitization LLC
5.512% due 07/25/2037 •		8	5
5.612% due 07/25/2037 •		33	22
Crestline Denali CLO Ltd. 6.685% due 10/23/2031 •		183	183
CVC Cordatus Loan Fund DAC
4.111% due 09/15/2031 •	EUR	356	396
4.335% due 10/15/2031 •		719	800
Denali Capital CLO Ltd. 6.613% due 04/15/2031 •		$248	248
Dryden CLO Ltd. 6.536% due 01/17/2033 •		400	400
Dryden Euro CLO DAC 4.402% due 05/15/2034 •	EUR	358	398
Dryden Senior Loan Fund 6.463% due 04/15/2029 •		$174	174
Ellington Loan Acquisition Trust 6.069% due 05/25/2037 •		16	15
Euro-Galaxy CLO DAC 4.325% due 04/24/2034 •	EUR	499	552
Fremont Home Loan Trust 5.239% due 10/25/2036 •		$78	70
Galaxy CLO Ltd. 6.533% due 10/15/2030 •		164	164
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		37	20
GSAMP Trust
5.039% due 12/25/2036 •		42	21
5.944% due 03/25/2035 •		65	62
Harvest CLO DAC 4.368% due 10/20/2031 •	EUR	465	516
Home Equity Asset Trust 5.644% due 02/25/2036 •		$213	208
IndyMac INDB Mortgage Loan Trust 5.109% due 07/25/2036 •		215	70
JP Morgan Mortgage Acquisition Trust 5.179% due 10/25/2036 •		13	13
Jubilee CLO DAC 4.285% due 04/15/2030 •	EUR	118	131
LCM LP 6.693% due 10/15/2031 •		$369	369
LCM Ltd.
6.614% due 01/20/2031 •		177	177
6.633% due 04/15/2031 •		535	536

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2024 (Unaudited)

Lehman XS Trust
4.552% due 06/25/2036 þ		77	75
5.289% due 05/25/2036 •		63	54
7.269% due 12/25/2037 •		332	316
LoanCore Issuer Ltd. 6.892% due 01/17/2037 •		558	558
Long Beach Mortgage Loan Trust 5.209% due 08/25/2036 •		464	187
Madison Park Euro Funding DAC 4.435% due 01/15/2032 •	EUR	699	778
Madison Park Funding Ltd.
6.459% due 10/18/2030 •		$466	467
6.495% due 07/27/2031 •		807	811
MASTR Asset-Backed Securities Trust 5.269% due 10/25/2036 •		161	53
MF1 LLC 7.115% due 06/19/2037 •		694	695
Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~		43	24
6.410% due 11/25/2036 þ		666	152
Mountain View CLO LLC 6.638% due 10/16/2029 •		68	68
New Century Home Equity Loan Trust 5.734% due 02/25/2035 •		66	65
OAK Hill European Credit Partners DAC
4.418% due 01/20/2032 •	EUR	131	146
4.428% due 10/20/2031		248	275
OZLM Ltd. 6.767% due 10/30/2030 •		$36	36
Palmer Square European Loan Funding DAC 4.405% due 10/15/2031 •	EUR	383	425
Renaissance Home Equity Loan Trust 6.069% due 09/25/2037 •		$883	373
Residential Asset Securities Corp. Trust
5.429% due 06/25/2036 •		135	132
5.464% due 04/25/2036 •		39	39
Saxon Asset Securities Trust 5.279% due 09/25/2037 •		81	77
Securitized Asset-Backed Receivables LLC Trust
5.269% due 07/25/2036 •		269	108
5.289% due 07/25/2036 •		129	46
5.409% due 10/25/2036 •		3,767	1,283
5.469% due 05/25/2036 •		429	226
SLM Student Loan Trust 6.171% due 10/25/2064 •		231	228
Sound Point CLO Ltd.
6.524% due 10/20/2030 •		470	470
6.526% due 07/25/2030 •		195	196
Soundview Home Loan Trust 5.169% due 06/25/2037 •		527	367
Steele Creek CLO Ltd. 6.573% due 04/15/2031 •		1,055	1,056
Structured Asset Securities Corp. Mortgage Loan Trust 6.815% due 04/25/2035 •		32	32
Symphony Static CLO Ltd. 6.376% due 10/25/2029 •		227	227
TCW CLO Ltd. 6.516% due 04/25/2031 •		218	218
Tikehau CLO DAC 4.585% due 10/15/2031 •	EUR	865	963
TPG Real Estate Finance Issuer Ltd. 6.733% due 02/15/2039 •		$393	392
Venture CLO Ltd.
6.370% due 09/07/2030 •		252	252
6.674% due 04/20/2032 •		700	701
6.677% due 07/30/2032 •		300	300
Verdelite Static CLO Ltd. 6.424% due 07/20/2032 •		2,000	2,004
VMC Finance LLC 7.241% due 02/18/2039 •		941	936
Voya CLO Ltd. 6.543% due 06/07/2030 •		202	202
Voya Euro CLO DAC 4.645% due 07/15/2035 •	EUR	400	445
Wellfleet CLO Ltd. 6.714% due 07/20/2032 •		$795	795

Total Asset-Backed Securities (Cost $35,245)			33,777

SOVEREIGN ISSUES 8.4%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (c)	BRL	21,700	3,776
Canada Government Bond 4.250% due 12/01/2026 (d)	CAD	1,107	868

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2024 (Unaudited)

France Government International Bond
0.100% due 03/01/2026 (d)	EUR	2,757	3,032
0.100% due 07/25/2031 (d)		3,121	3,337
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		730	777
1.400% due 05/26/2025 (d)		9,648	10,671
1.800% due 05/15/2036 (d)		305	341
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	370,975	2,668
0.100% due 03/10/2029 (d)		921,033	6,658

Total Sovereign Issues (Cost $34,303)			32,128

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		230,000	233

Total Preferred Securities (Cost $230)			233

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 50.6%
COMMERCIAL PAPER 0.0%
Harley-Davidson Financial Services, Inc. 5.970% due 10/17/2024		$100	100

REPURCHASE AGREEMENTS (f) 47.9%			182,400

U.S. TREASURY BILLS 2.7%
5.307% due 10/01/2024 - 10/31/2024 (b)(c)		10,434	10,412

Total Short-Term Instruments (Cost $192,910)			192,912

Total Investments in Securities (Cost $681,216)			677,160

		SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		127,717	1,244

Total Short-Term Instruments (Cost $1,243)			1,244

Total Investments in Affiliates (Cost $1,243)			1,244

Total Investments 178.2% (Cost $682,459)			$678,404
Financial Derivative Instruments (h)(j) 3.4%(Cost or Premiums, net $822)			12,944
Other Assets and Liabilities, net (81.6)%			(310,631)

Net Assets 100.0%			$380,717

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.980%	09/30/2024	10/01/2024	$73,500	U.S. Treasury Notes 0.375% due 12/31/2025	$(74,908)	$73,500	$73,510
SAL	4.930	10/01/2024	10/02/2024	44,100	U.S. Treasury Notes 4.875% due 11/30/2025	(45,671)	44,100	44,100
4.960	10/01/2024	10/02/2024	100	U.S. Treasury Notes 1.250% due 12/31/2026	(103)	100	100
4.990	10/01/2024	10/02/2024	64,700	U.S. Treasury Notes 4.250% due 03/15/2027	(66,013)	64,700	64,700

Total Repurchase Agreements	$(186,695)	$182,400	$182,410

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

GSC	5.060%	09/19/2024	10/03/2024	$(65,250)	$(65,359)
5.330	09/11/2024	10/02/2024	(59,029)	(59,204)
MSC	5.140	10/01/2024	10/02/2024	(121,514)	(121,514)

Total Sale-Buyback Transactions	$(246,077)

(g)	Securities with an aggregate market value of $244,776 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(80,791) at a weighted average interest rate of 5.427%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(44) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Euro-Schatz November 2024 Futures	EUR	107.300	10/25/2024	90	$90	$(14)	$(13)
Call - ICE Crude Oil January 2025 Futures	USD	81.500	11/26/2024	10	10	(10)	(7)

Total Written Options	$(24)	$(20)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(3)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	132	$36,029	$68	$11	$0
Arabica Coffee March Futures	03/2025	4	402	38	2	0
Australia Government 10-Year Bond December Futures	12/2024	67	5,392	(37)	0	(15)
Brent Crude April Futures	02/2025	4	284	(6)	1	0
Brent Crude December Futures	10/2024	8	574	(14)	1	0
Brent Crude December Futures	10/2025	2	141	(1)	1	0
Brent Crude December Futures	10/2026	4	281	2	1	0
Brent Crude June Futures	04/2025	6	426	(4)	2	0
Brent Crude March Futures	01/2025	4	285	6	1	0
Brent Crude May Futures	03/2025	9	640	(47)	2	0
California Carbon Allowance December Futures	12/2024	14	506	(1)	3	0
California Carbon Allowance December Futures	12/2025	297	11,319	(450)	71	0
Cocoa March Futures	03/2025	9	573	9	0	(36)
Copper December Futures	12/2024	3	341	10	0	(4)
Corn December Futures	12/2024	123	2,612	86	41	0
Euro-Bobl December Futures	12/2024	83	11,092	119	20	0
Euro-BTP December Futures	12/2024	45	6,085	135	9	0
European Climate Exchange December Futures	12/2024	3	219	(14)	0	(3)
Gas Oil December Futures	12/2024	4	263	(43)	3	0
Hard Red Winter Wheat December Futures	12/2024	50	1,459	22	17	0
Henry Hub Natural Gas March Futures	02/2027	1	9	0	0	0
Henry Hub Natural Gas March Futures	02/2030	1	8	0	0	0
Henry Hub Natural Gas March Futures	02/2031	1	8	0	0	0
Henry Hub Natural Gas April Futures	03/2027	1	8	(1)	0	0
Henry Hub Natural Gas April Futures	03/2030	1	7	(1)	0	0
Henry Hub Natural Gas April Futures	03/2031	1	7	(1)	0	0
Henry Hub Natural Gas August Futures	07/2027	1	9	0	0	0
Henry Hub Natural Gas August Futures	07/2030	1	8	(1)	0	0
Henry Hub Natural Gas August Futures	07/2031	1	8	(1)	0	0
Henry Hub Natural Gas December Futures	11/2027	1	11	2	0	0
Henry Hub Natural Gas December Futures	11/2030	1	10	1	0	0
Henry Hub Natural Gas December Futures	11/2031	1	10	1	0	0
Henry Hub Natural Gas February Futures	01/2027	1	10	2	0	0
Henry Hub Natural Gas February Futures	01/2030	1	10	2	0	0
Henry Hub Natural Gas February Futures	01/2031	1	10	1	0	0
Henry Hub Natural Gas January Futures	12/2026	1	11	2	0	0
Henry Hub Natural Gas January Futures	12/2029	1	11	2	0	0
Henry Hub Natural Gas January Futures	12/2030	1	10	2	0	0
Henry Hub Natural Gas July Futures	06/2027	1	9	0	0	0
Henry Hub Natural Gas July Futures	06/2030	1	8	(1)	0	0
Henry Hub Natural Gas July Futures	06/2031	1	8	(1)	0	0
Henry Hub Natural Gas June Futures	05/2027	1	8	(1)	0	0
Henry Hub Natural Gas June Futures	05/2030	1	8	(1)	0	0
Henry Hub Natural Gas June Futures	05/2031	1	7	(1)	0	0
Henry Hub Natural Gas May Futures	04/2027	1	8	(1)	0	0
Henry Hub Natural Gas May Futures	04/2030	1	7	(1)	0	0
Henry Hub Natural Gas May Futures	04/2031	1	7	(1)	0	0
Henry Hub Natural Gas November Futures	10/2027	1	10	1	0	0
Henry Hub Natural Gas November Futures	10/2030	1	9	0	0	0
Henry Hub Natural Gas November Futures	10/2031	1	9	0	0	0
Henry Hub Natural Gas October Futures	09/2027	1	9	0	0	0
Henry Hub Natural Gas October Futures	09/2030	1	8	0	0	0
Henry Hub Natural Gas October Futures	09/2031	1	8	0	0	0
Henry Hub Natural Gas September Futures	08/2027	1	9	0	0	0
Henry Hub Natural Gas September Futures	08/2030	1	8	(1)	0	0
Henry Hub Natural Gas September Futures	08/2031	1	8	(1)	0	0
Iron Ore December Futures	12/2024	8	88	13	6	0
Iron Ore January Futures	01/2025	61	666	89	42	0
Live Cattle December Futures	12/2024	12	887	30	2	0
Natural Gas December Futures	11/2024	44	1,472	95	18	0
Natural Gas February Futures	01/2025	12	418	22	4	0
Natural Gas January Futures	12/2025	8	339	4	0	0
Natural Gas November Futures	10/2024	22	643	69	5	0
Nickel January Futures	01/2025	3	316	24	24	0
Palladium December Futures	12/2024	1	100	(6)	0	(2)
RBOB Gasoline November Futures	10/2024	6	488	(6)	1	0
Silver December Futures	12/2024	1	157	1	0	(2)
SINGM92U VS BR1STL December Futures	12/2024	3	13	(1)	0	(1)
SINGM92U VS BR1STL February Futures	02/2025	1	5	0	0	0
SINGM92U VS BR1STL January Futures	01/2025	1	5	(1)	0	0
SINGM92U VS BR1STL March Futures	03/2025	1	6	0	0	0
SINGM92U VS BR1STL November Futures	11/2024	3	12	(2)	0	(1)
SINGM92U VS BR1STL October Futures	10/2024	1	4	(1)	0	(1)
Soybean January Futures	01/2025	20	1,075	43	0	(8)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2024 (Unaudited)

Soybean Meal January Futures	01/2025	59	2,017	99	0	(14)
Sugar No. 11 March Futures	02/2025	7	176	(5)	0	(1)
U.S. Treasury 5-Year Note December Futures	12/2024	41	4,505	(27)	0	(15)
U.S. Treasury 10-Year Ultra December Futures	12/2024	79	9,345	(88)	0	(39)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	21	2,795	(7)	0	(16)
WTI Crude April Futures	03/2025	7	470	(8)	2	0
WTI Crude December Futures	11/2025	10	664	(13)	2	0
WTI Crude February Futures	01/2025	7	471	1	1	(1)
WTI Crude June Futures	05/2025	34	2,276	(34)	7	0
WTI Crude March Futures	02/2025	11	739	(11)	2	0
WTI Crude May Futures	04/2025	8	536	(6)	2	0
WTI Crude September Futures	08/2025	4	267	(3)	1	0
Zinc January Futures	01/2025	2	155	6	6	0

				$156	$311	$(159)

SHORT FUTURES CONTRACTS
					Variation Margin(3)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	132	$(36,056)	$(128)	$0	$(13)
Aluminum January Futures	01/2025	6	(392)	(21)	0	(21)
Arabica Coffee December Futures	12/2024	1	(101)	1	0	0
Brent Crude August Futures	06/2025	2	(142)	3	0	(1)
Brent Crude December Futures	10/2027	9	(633)	(10)	0	(3)
Brent Crude February Futures	12/2024	1	(71)	5	0	0
Brent Crude January Futures	11/2024	2	(143)	0	0	(1)
Brent Crude June Futures	04/2026	5	(352)	0	0	(1)
Brent Crude October Futures	08/2025	1	(71)	2	0	0
Brent Crude September Futures	07/2025	9	(638)	38	0	(2)
Brent Dubai Swap December Futures	12/2024	1	(1)	0	0	0
Brent Dubai Swap February Futures	02/2025	1	(1)	0	0	0
Brent Dubai Swap January Futures	01/2025	1	(1)	0	0	0
Brent Dubai Swap March Futures	03/2025	1	(1)	0	0	0
Cocoa December Futures	12/2024	5	(386)	(21)	28	0
Corn March Futures	03/2025	235	(5,185)	(185)	0	(73)
Cotton No. 2 December Futures	12/2024	9	(331)	9	0	(4)
Cotton No. 2 March Futures	03/2025	8	(301)	(14)	0	(3)
Euro-Bund 10-Year Bond December Futures	12/2024	55	(8,260)	(122)	0	(26)
Euro-Buxl 30-Year Bond December Futures	12/2024	1	(152)	(1)	0	(1)
Euro-OAT France Government 10-Year Bond December Futures	12/2024	100	(14,119)	(75)	0	(61)
Euro-Schatz December Futures	12/2024	156	(18,611)	(82)	0	(13)
Gas Oil June Futures	06/2025	4	(263)	31	0	(2)
Gas Oil March Futures	03/2025	5	(329)	30	0	(3)
Hard Red Winter Wheat March Futures	03/2025	5	(150)	(8)	0	(2)
Henry Hub Natural Gas April Futures	03/2026	1	(8)	1	0	0
Henry Hub Natural Gas August Futures	07/2026	1	(9)	0	0	0
Henry Hub Natural Gas December Futures	11/2026	1	(10)	(2)	0	0
Henry Hub Natural Gas February Futures	01/2026	1	(10)	(1)	0	0
Henry Hub Natural Gas January Futures	12/2025	1	(11)	(2)	0	0
Henry Hub Natural Gas July Futures	06/2026	1	(9)	0	0	0
Henry Hub Natural Gas June Futures	05/2026	1	(8)	0	0	0
Henry Hub Natural Gas March Futures	02/2026	1	(9)	0	0	0
Henry Hub Natural Gas May Futures	04/2026	1	(8)	1	0	0
Henry Hub Natural Gas November Futures	10/2026	1	(10)	(1)	0	0
Henry Hub Natural Gas October Futures	09/2026	1	(9)	0	0	0
Henry Hub Natural Gas September Futures	08/2026	1	(9)	0	0	0
Lead January Futures	01/2025	6	(316)	(8)	2	(10)
Lean Hogs December Futures	12/2024	24	(703)	(50)	1	0
Natural Gas January Futures	12/2024	45	(1,621)	21	0	(16)
Natural Gas March Futures	02/2025	4	(127)	(3)	0	(1)
Natural Gas October Futures	09/2025	8	(273)	(12)	0	(1)
New York Harbor March Futures	02/2025	3	(273)	33	0	(1)
RBOB Gasoline December Futures	11/2024	6	(480)	24	0	(2)
RBOB Gasoline March Futures	02/2025	3	(243)	15	0	(1)
Robusta Coffee March Futures	03/2025	3	(150)	(1)	0	0
Robusta Coffee November Futures	11/2024	3	(165)	(40)	0	0
Short Euro-BTP Italy Government Bond December Futures	12/2024	80	(9,588)	(78)	4	0
SNG KEROS V SNG GA December Futures	12/2024	1	0	0	0	0
SNG KEROS V SNG GA November Futures	11/2024	1	0	1	0	0
SNG KEROS V SNG GA October Futures	10/2024	1	(1)	1	0	0
Soybean March Futures	03/2025	6	(327)	(21)	2	0
Soybean Meal March Futures	03/2025	10	(343)	(29)	2	0
Soybean Oil January Futures	01/2025	7	(182)	(11)	0	(3)
Soybean Oil March Futures	03/2025	8	(209)	(16)	0	(4)
U.S. Treasury 2-Year Note December Futures	12/2024	412	(85,796)	(205)	155	0
U.S. Treasury 10-Year Note December Futures	12/2024	17	(1,943)	19	8	0
U.S. Treasury 30-Year Bond December Futures	12/2024	214	(26,576)	129	147	0
Wheat December Futures	12/2024	24	(701)	39	0	(5)
Wheat March Futures	03/2025	8	(242)	(6)	0	(2)
WTI Crude August Futures	07/2025	7	(467)	2	0	(2)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2024 (Unaudited)

WTI Crude December Futures	11/2024	24	(1,626)	43	0	(2)
WTI Crude December Futures	11/2025	3	(199)	15	0	(1)
WTI Crude December Futures	11/2026	9	(591)	(8)	0	(2)
WTI Crude January Futures	12/2024	1	(68)	0	0	0
WTI Crude July Futures	06/2025	3	(200)	20	0	(1)
WTI Crude June Futures	05/2026	55	(3,631)	45	0	(15)
WTI Crude November Futures	10/2024	5	(341)	2	0	0
WTI Crude October Futures	09/2025	3	(200)	5	0	(1)

$(626)	$349	$(300)

Total Futures Contracts	$(470)	$660	$(459)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	14,300	$172	$(57)	$115	$0	$(13)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	195,330	5	6	11	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	640,000	(27)	28	1	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	309,000	27	(3)	24	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$5,220	(9)	26	17	7	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	1,500	(104)	34	(70)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	1,590	(108)	37	(71)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	10,300	(300)	(40)	(340)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	1,850	445	2	447	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	1,400	350	1	351	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	6,700	506	167	673	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	2,300	61	(136)	(75)	9	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	38,875	264	412	676	227	0
Receive(2)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055	10,949	53	(54)	(1)	0	(113)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	700	(45)	4	(41)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	1,600	(106)	9	(97)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	900	(60)	7	(53)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	1,600	(88)	12	(76)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	700	(39)	6	(33)	1	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	900	426	22	448	0	(7)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	950	449	23	472	0	(7)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052	1,800	850	42	892	0	(14)
Receive	CPTFEMU	3.000	Maturity	05/15/2027	1,100	23	(11)	12	0	(1)
Receive	CPTFEMU	3.130	Maturity	05/15/2027	600	8	(6)	2	0	(1)
Pay	CPTFEMU	1.380	Maturity	03/15/2031	2,630	(561)	48	(513)	8	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032	2,700	26	(75)	(49)	0	(8)
Receive	CPTFEMU	2.720	Maturity	06/15/2032	140	(1)	(4)	(5)	0	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034	3,500	(1)	(43)	(44)	0	(6)
Receive	CPTFEMU	2.034	Maturity	09/15/2034	1,200	(2)	(11)	(13)	0	(2)
Pay	CPTFEMU	2.488	Maturity	05/15/2037	80	(3)	3	0	0	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048	100	(23)	6	(17)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052	200	(9)	14	5	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052	700	(28)	49	21	2	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052	200	(8)	13	5	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052	230	(19)	16	(3)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052	700	22	47	69	2	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053	600	46	40	86	2	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2024 (Unaudited)

Pay	CPTFEMU	2.700	Maturity	04/15/2053	400	34	27	61	1	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053	300	32	21	53	1	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053	200	16	13	29	1	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053	400	40	27	67	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	$130	10	1	11	0	0
Pay	CPURNSA	2.102	Maturity	07/20/2027	1,800	(215)	(12)	(227)	0	(1)
Pay	CPURNSA	2.080	Maturity	07/25/2027	1,300	(158)	(9)	(167)	0	(1)
Pay	CPURNSA	2.122	Maturity	08/01/2027	1,900	(223)	(13)	(236)	0	(1)
Receive	CPURNSA	1.794	Maturity	08/24/2027	600	89	5	94	0	0
Receive	CPURNSA	1.794	Maturity	08/25/2027	300	44	3	47	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027	300	42	3	45	0	0
Pay	CPURNSA	2.180	Maturity	09/20/2027	650	(74)	(4)	(78)	0	0
Pay	CPURNSA	2.150	Maturity	09/25/2027	600	(70)	(4)	(74)	0	0
Pay	CPURNSA	2.155	Maturity	10/17/2027	1,400	(163)	(9)	(172)	0	(1)
Pay	CPURNSA	2.335	Maturity	02/05/2028	2,010	(184)	(10)	(194)	0	(1)
Pay	CPURNSA	2.353	Maturity	05/09/2028	630	(55)	(3)	(58)	0	(1)
Pay	CPURNSA	2.360	Maturity	05/09/2028	950	(83)	(4)	(87)	0	(1)
Pay	CPURNSA	2.364	Maturity	05/10/2028	960	(83)	(5)	(88)	0	(1)
Pay	CPURNSA	2.370	Maturity	06/06/2028	1,800	(158)	(8)	(166)	0	(2)
Receive	CPURNSA	2.573	Maturity	08/26/2028	1,100	68	4	72	1	0
Receive	CPURNSA	2.645	Maturity	09/10/2028	500	27	2	29	1	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	1,100	(127)	(5)	(132)	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029	400	(54)	(2)	(56)	0	(1)
Pay	CPURNSA	1.998	Maturity	07/25/2029	2,800	(359)	(14)	(373)	0	(4)
Receive	CPURNSA	2.311	Maturity	02/24/2031	8,300	896	19	915	16	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	72,600	15	28	43	0	(24)
Pay	FRCPXTOB	1.610	Maturity	07/15/2028	520	(44)	16	(28)	3	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	390	(47)	21	(26)	2	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	1,600	9	(4)	5	0	(2)
Pay	UKRPI	3.466	Maturity	09/15/2034	700	0	(1)	(1)	0	(1)

Total Swap Agreements	$1,417	$717	$2,134	$344	$(253)

(i)

Securities with an aggregate market value of $3,442 and cash of $2,546 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	Future styled option variation margin asset of $1 and liability of $(3) is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(3)	Unsettled variation margin asset of $10 and liability of $(9) for closed futures is outstanding at period end.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2024	EUR	472	$526	$1	$0
BPS	10/2024	1,069	1,187	0	(4)
10/2024	JPY	737,710	5,123	0	(9)
10/2024	$735	EUR	663	3	0
BRC	10/2024	GBP	397	$524	0	(7)
10/2024	$235	GBP	178	3	0
BSH	10/2024	BRL	4,500	$826	0	0
10/2024	$812	BRL	4,500	14	0
04/2025	BRL	4,700	$827	0	(14)
CBK	10/2024	1,262	231	0	0
10/2024	GBP	75	100	0	0
10/2024	$232	BRL	1,262	0	0
11/2024	BRL	3,540	$630	0	(17)
11/2024	$231	BRL	1,267	0	0
FAR	10/2024	BRL	2,325	$427	0	0
10/2024	JPY	59,975	418	0	0
10/2024	$204	AUD	297	1	0
10/2024	421	BRL	2,325	6	0
10/2024	28,157	EUR	25,180	0	(128)
10/2024	9,579	JPY	1,379,973	22	0
11/2024	AUD	297	$204	0	(1)
11/2024	EUR	25,180	28,196	128	0
11/2024	JPY	1,373,613	9,579	0	(22)
GLM	10/2024	BRL	3,733	723	38	(1)
10/2024	$685	BRL	3,733	0	0
12/2024	152	839	1	0
04/2025	BRL	16,600	$2,979	11	(2)
JPM	10/2024	$770	EUR	692	0	0
04/2025	BRL	400	$71	0	0
MBC	10/2024	GBP	178	238	0	0
10/2024	JPY	601,180	4,167	0	(16)
10/2024	$797	CAD	1,077	0	(1)
10/2024	531	GBP	397	0	0
11/2024	CAD	1,076	$797	1	0
11/2024	GBP	397	531	0	0
11/2024	$238	GBP	178	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2024 (Unaudited)

MYI	10/2024	BRL	1,600	$316	23	0
10/2024	EUR	25,706	28,649	35	0
10/2024	$294	BRL	1,600	0	0
SCX	10/2024	CAD	1,077	$800	3	0
10/2024	JPY	1,913	13	0	0
TOR	10/2024	AUD	297	202	0	(4)
UAG	12/2024	MXN	13	1	0	0

Total Forward Foreign Currency Contracts	$290	$(226)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(33)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900%	08/29/2025	3,000	$(39)	$(62)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	3,000	(39)	(4)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	17,100	(215)	(322)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	17,100	(215)	(25)
MYC	Call - OTC 2-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	10/07/2024	9,500	(17)	(3)

$(525)	$(416)

Total Written Options	$(580)	$(449)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$254	$(13)	$13	$0	$0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	95	(5)	5	0	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	400	(1)	0	0	(1)

$(19)	$18	$0	$(1)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	17,434	0.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/18/2025	$2,217	$0	$(3)	$0	$(3)
Receive	BCOMF1TC Index	57,901	4.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	5,756	0	206	206	0
Receive	BCOMTR Index	198,332	4.620% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	45,753	28	1,672	1,700	0
CBK	Receive	BCOMF1TC Index	421	4.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	48	0	2	2	0
Receive	BCOMTR Index	7,319	4.620% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	1,688	0	63	63	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2024 (Unaudited)

	Receive	CIXBSTR3 Index	118,366	4.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	29,942	0	1,121	1,121	0
CIB	Receive	BCOMTR Index	11,132	4.620% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	2,568	0	95	95	0
GST	Receive	BCOMF1NTC Index	1,176	4.700% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	403	0	(3)	0	(3)
	Receive	BCOMF1TC Index	102,940	4.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	37,917	0	1,356	1,356	0
	Receive	BCOMTR Index	44,718	4.630% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	10,316	0	383	383	0
	Receive	CMDSKEWLS Index	11,165	0.250%	Monthly	02/18/2025	3,908	0	(196)	0	(196)
	Pay	SPGCINP Index	890	0.001%	Monthly	02/18/2025	188	0	(8)	0	(8)
JPM	Receive	JMABFNJ2 Index	35,936	0.000%	Monthly	12/31/2024	3,706	0	0	0	0
	Pay	BCOMTR Index	8,887	4.420% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2025	2,050	0	(77)	0	(77)
	Receive	BCOMF1TC Index	7,483	4.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	1,442	0	52	52	0
	Receive	JMABNIC5 Index	61,603	0.000%	Monthly	02/18/2025	10,907	0	327	327	0
MAC	Receive	BCOMTR Index	8,118	4.630% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	1,873	0	70	70	0
	Receive	PIMCODB Index	200,698	0.000%	Monthly	02/18/2025	36,981	0	775	775	0
MEI	Receive	BCOMCT3 Index	4,039	0.100% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/18/2025	327	0	5	5	0
	Receive	BCOMTR Index	14,961	4.620% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	3,451	0	128	128	0
	Receive	BCOMTR2 Index	292,026	4.620% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	50,770	0	1,899	1,899	0
MYC	Receive	BCOMTR Index	231,516	4.610% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	53,408	0	1,986	1,986	0
	Receive	BCOMTR1 Index	102,417	4.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	68,771	0	2,556	2,556	0
RBC	Receive	RBCAEC0T Index	50,266	4.600% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	3,937	0	147	147	0
SOG	Receive	BCOMTR Index	10,441	4.600% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	2,409	0	90	90	0

								$28	$12,646	$12,961	$(287)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.315	Maturity	10/10/2024	$50,000	$0	$112	$116	$(4)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(6)		4.203%	Maturity	10/22/2025	$10,168	$0	$126	$126	$0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2024 (Unaudited)

Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	4,453	0	145	145	0

$0	$271	$271	$0

Total Swap Agreements	$9	$13,047	$13,348	$(292)

(k)

Securities with an aggregate market value of $450 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$233	$0	$233
U.S. Government Agencies	0	58,123	0	58,123
U.S. Treasury Obligations	0	357,057	0	357,057
Non-Agency Mortgage-Backed Securities	0	2,697	0	2,697
Asset-Backed Securities	0	33,777	0	33,777
Sovereign Issues	0	32,128	0	32,128
Preferred Securities
Banking & Finance	0	233	0	233
Short-Term Instruments
Commercial Paper	0	100	0	100
Repurchase Agreements	0	182,400	0	182,400
U.S. Treasury Bills	0	10,412	0	10,412

$0	$677,160	$0	$677,160
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,244	$0	$0	$1,244

Total Investments	$1,244	$677,160	$0	$678,404

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	350	654	0	1,004
Over the counter	0	13,638	0	13,638

$350	$14,292	$0	$14,642
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(409)	(323)	0	(732)
Over the counter	0	(967)	0	(967)

$(409)	$(1,290)	$0	$(1,699)

Total Financial Derivative Instruments	$(59)	$13,002	$0	$12,943

Totals	$1,185	$690,162	$0	$691,347

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 24.2% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the

Notes to Financial Statements (Cont.)

value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s prospectus.

4. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and

Notes to Financial Statements (Cont.)

Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$9,226	$264,998	$(272,980)	$1	$(1)	$1,244	$103	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services LLC
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	MAC	Macquarie Bank Limited	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar	JPY	Japanese Yen

Exchange Abbreviations:
EUREX	Eurex Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
BCOMCT3	Bloomberg Custom Commodity Index	CMBX	Commercial Mortgage-Backed Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	RBCAEC0T	Custom Commodity Forward Index
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPTFEMU	Eurozone HICP ex-Tobacco Index	SINGM92U	Singapore Mogas Gasoline 92 Unleaded Future
BCOMTR	Bloomberg Commodity Index Total Return	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SNG GA	Singapore Gasoil (Platts)
BCOMTR1	Bloomberg Custom Commodity Index	ESTRON	Euro Short-Term Rate	SNG KEROS	Singapore Jet Kerosene (Platts)
BCOMTR2	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	SOFR	Secured Overnight Financing Rate
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	SONIO	Sterling Overnight Interbank Average Rate
BR1STL	Brent 1st Line Future	JMABFNJ2	J.P. Morgan Custom Commodity Index	SPGCINP	S&P GSCI Industrial Metals ER
BRENT	Brent Crude	JMABNIC5	J.P. Morgan Custom Commodity Index	UKRPI	United Kingdom Retail Prices Index
CIXBSTR3	Custom Commodity Index	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced
DAC	Designated Activity Company	OIS	Overnight Index Swap	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate

Schedule of Investments PIMCO Dynamic Bond Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Caesars Entertainment, Inc. 7.595% due 02/06/2031		$100	$100
Carnival Corp. 7.595% due 08/08/2027		107	107
Charter Communications Operating LLC 7.082% (TSFR3M + 1.750%) due 02/01/2027 ~		184	184
LifePoint Health, Inc. 10.054% (TSFR3M + 4.750%) due 11/16/2028 ~		425	425
MI Windows and Doors LLC 8.345% due 03/28/2031		100	100
Modena Buyer LLC 9.104% due 07/01/2031		100	96

Total Loan Participations and Assignments (Cost $1,013)			1,012

CORPORATE BONDS & NOTES 14.8%
BANKING & FINANCE 9.1%
Ally Financial, Inc. 6.848% due 01/03/2030 •		100	106
American Assets Trust LP 3.375% due 02/01/2031		200	174
Athene Global Funding 4.542% due 02/23/2027 ~	EUR	100	112
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$40	37
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	100	121
Banco Santander SA 1.849% due 03/25/2026		$200	192
Bank of America Corp. 3.384% due 04/02/2026 •		200	199
Barclays PLC
4.375% due 01/12/2026		300	300
7.437% due 11/02/2033 •		200	231
Blue Owl Finance LLC 6.250% due 04/18/2034		100	105
BNP Paribas SA 1.904% due 09/30/2028 •		200	186
BPCE SA 7.003% due 10/19/2034 •		250	280
Cantor Fitzgerald LP 7.200% due 12/12/2028		200	212
Cooperatieve Rabobank UA 5.500% due 10/05/2026		300	309
Deutsche Bank AG 6.119% due 07/14/2026 •		400	403
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		100	100
Ford Motor Credit Co. LLC 5.800% due 03/05/2027		200	204
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	98
3.691% due 06/05/2028 •		400	394
HSBC Holdings PLC 6.254% due 03/09/2034 •		400	437
ING Groep NV 5.550% due 03/19/2035 •		200	210
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	194
5.299% due 07/24/2029 •		200	207
JPMorgan Chase Bank NA 5.110% due 12/08/2026		250	256
LeasePlan Corp. NV 2.875% due 10/24/2024		500	499
Lloyds Banking Group PLC 5.462% due 01/05/2028 •		200	205
Mitsubishi UFJ Financial Group, Inc. 5.242% due 04/19/2029 •		200	206
Morgan Stanley 5.123% due 02/01/2029 •		200	205

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Nationwide Building Society 4.302% due 03/08/2029 •		500	496
NatWest Group PLC 4.892% due 05/18/2029 •		200	202
UBS Group AG 6.327% due 12/22/2027 •		250	260
VICI Properties LP 4.950% due 02/15/2030		200	201
Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	106
3.584% due 05/22/2028 •		$200	196
Wells Fargo Bank NA 5.254% due 12/11/2026		200	205

			7,848

INDUSTRIALS 4.9%
AbbVie, Inc. 4.950% due 03/15/2031		200	208
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		206	206
American Airlines Pass-Through Trust 3.000% due 04/15/2030		259	244
Boeing Co. 6.298% due 05/01/2029		100	105
Cloud Software Group, Inc. 6.500% due 03/31/2029		100	100
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (c)		152	138
Coty, Inc. 5.000% due 04/15/2026		200	199
Delta Air Lines, Inc. 7.000% due 05/01/2025		400	404
Exela Intermediate LLC (5.750% Cash and 5.750% PIK) 11.500% due 04/15/2026 (c)		195	33
Expedia Group, Inc. 6.250% due 05/01/2025		176	176
Frontier Communications Holdings LLC 8.750% due 05/15/2030		100	107
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		100	95
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		500	488
Organon & Co. 4.125% due 04/30/2028		200	193
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	299
Petroleos Mexicanos 5.950% due 01/28/2031		100	87
Stryker Corp. 4.850% due 12/08/2028		200	205
T-Mobile USA, Inc. 3.875% due 04/15/2030		300	292
Thames Water Utilities Finance PLC 4.375% due 07/03/2034	GBP	100	98
United Airlines Pass-Through Trust 5.875% due 04/15/2029		$50	51
United Airlines, Inc. 4.625% due 04/15/2029		300	290
Venture Global Calcasieu Pass LLC 3.875% due 11/01/2033		100	90
Warnermedia Holdings, Inc. 3.638% due 03/15/2025		100	99

			4,207

UTILITIES 0.8%
Georgia Power Co. 4.700% due 05/15/2032		100	102
Pacific Gas & Electric Co.
3.150% due 01/01/2026		200	196
4.200% due 03/01/2029		200	197
6.150% due 01/15/2033		100	108
Southern California Gas Co. 2.950% due 04/15/2027		100	97

			700

Total Corporate Bonds & Notes (Cost $12,856)			12,755

MUNICIPAL BONDS & NOTES 0.1%
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (e)		1,000	98

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Municipal Bonds & Notes (Cost $122)		98

U.S. GOVERNMENT AGENCIES 59.2%
Freddie Mac 0.693% due 07/15/2047 •(a)	377	51
Ginnie Mae 4.000% due 11/20/2050 - 03/20/2051 •	213	197
Uniform Mortgage-Backed Security 5.000% due 02/01/2053	364	364
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2054	2,500	2,247
3.500% due 11/01/2054	3,000	2,796
4.000% due 11/01/2054	4,300	4,133
4.500% due 11/01/2054	3,700	3,639
5.000% due 11/01/2054	17,200	17,193
5.500% due 11/01/2054	3,400	3,440
6.000% due 11/01/2054	14,900	15,229
6.500% due 11/01/2054	1,800	1,855

Total U.S. Government Agencies (Cost $51,304)		51,144

U.S. TREASURY OBLIGATIONS 12.5%
U.S. Treasury Inflation Protected Securities (g)
0.625% due 07/15/2032	1,949	1,825
1.125% due 01/15/2033	1,795	1,733
1.375% due 07/15/2033	3,832	3,779
1.750% due 01/15/2034	409	414
1.875% due 07/15/2034	2,005	2,055
2.375% due 01/15/2027	16	16
U.S. Treasury Notes
0.500% due 02/28/2026 (l)(n)	1,000	955

Total U.S. Treasury Obligations (Cost $10,685)		10,777

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Assets Trust 5.389% due 06/25/2037 •	312	287
Banc of America Funding Trust
5.395% due 02/20/2047 •	275	249
5.455% due 07/20/2036 •	271	268
Banc of America Mortgage Trust 5.612% due 06/25/2035 ~	23	20
BCAP LLC Trust 5.250% due 06/26/2036	317	122
Bear Stearns Adjustable Rate Mortgage Trust
4.326% due 11/25/2034 ~	252	224
7.587% due 01/25/2035 ~	2	2
CBA Commercial Small Balance Commercial Mortgage 5.469% due 06/25/2038 •	369	294
Countrywide Alternative Loan Trust
5.255% due 02/20/2047 •	131	104
5.500% due 04/25/2035	408	286
6.000% due 02/25/2037	273	118
6.500% due 11/25/2037	370	173
Countrywide Home Loan Mortgage Pass-Through Trust 4.113% due 02/20/2036 ~	143	126
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.629% due 08/25/2037 •	251	198
Downey Savings & Loan Association Mortgage Loan Trust 5.269% due 10/19/2036 •	289	253
First Horizon Alternative Mortgage Securities Trust
4.717% due 01/25/2036 ~	94	47
5.650% due 06/25/2036 ~	66	52
6.774% due 06/25/2034 ~	40	39
First Horizon Mortgage Pass-Through Trust 5.055% due 11/25/2037 ~	365	156
Freddie Mac 2.000% due 01/25/2051 (a)	976	97
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035	222	226
HarborView Mortgage Loan Trust 5.899% due 11/19/2034 •	15	14
IndyMac INDX Mortgage Loan Trust
3.479% due 08/25/2037 ~	180	130
5.489% due 10/25/2034 ~	12	11
Lehman XS Trust 5.419% due 08/25/2046 •	192	184
Mortgage Equity Conversion Asset Trust 4.410% due 05/25/2042 •	160	157
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~	152	150
Residential Accredit Loans, Inc. Trust 6.226% due 09/25/2037 ~	550	380

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Structured Asset Mortgage Investments Trust 5.369% due 08/25/2036 •		12	20
Thornburg Mortgage Securities Trust
5.789% due 06/25/2037 •		127	110
6.219% due 06/25/2037 •		12	11
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		339	326
WaMu Mortgage Pass-Through Certificates Trust 5.429% due 04/25/2045 •		18	18
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 09/25/2035 •		171	147

Total Non-Agency Mortgage-Backed Securities (Cost $5,799)			4,999

ASSET-BACKED SECURITIES 8.3%
Arbor Realty Commercial Real Estate Notes Ltd. 6.561% due 11/15/2036 •		234	235
Belle Haven ABS CDO Ltd.
8.860% due 11/03/2044 •		188	50
8.900% due 11/03/2044 •		287	77
Carlyle Global Market Strategies CLO Ltd. 6.502% due 07/20/2032 •		500	501
Carlyle U.S. CLO Ltd. 6.451% due 10/15/2031 •		345	345
Countrywide Asset-Backed Certificates Trust
4.483% due 07/25/2036 þ		220	211
5.229% due 12/25/2036 •		200	185
5.249% due 06/25/2047 •		304	279
5.329% due 11/25/2047 •		46	55
5.389% due 05/25/2047 •		964	879
6.095% due 08/25/2035 þ		18	18
GSAA Home Equity Trust 5.985% due 06/25/2036 ~		872	219
GSAMP Trust 5.169% due 11/25/2036 •		706	344
HSI Asset Securitization Corp. Trust
5.189% due 12/25/2036 •		1,725	463
5.409% due 12/25/2036 •		485	128
KKR CLO Ltd. 6.698% due 10/15/2030 •		181	181
LCM Ltd. 6.382% due 07/20/2030 •		100	100
MF1 Ltd. 6.209% due 10/16/2036 •		197	197
Morgan Stanley ABS Capital, Inc. Trust
5.109% due 11/25/2036 •		133	64
5.119% due 10/25/2036 •		332	180
5.219% due 07/25/2036 •		221	198
5.269% due 07/25/2036 •		592	221
5.329% due 03/25/2036 •		10	9
5.549% due 01/25/2036 •		106	103
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.769% due 02/25/2037 •		1,795	516
OZLM Ltd. 6.527% due 10/17/2029 •		73	73
Securitized Asset-Backed Receivables LLC Trust
5.629% due 08/25/2035 •		374	305
5.734% due 02/25/2034 •		84	85
Sierra Madre Funding Ltd.
5.612% due 09/07/2039 •		231	147
5.632% due 09/07/2039 •		1,241	795
Triaxx Prime CDO Ltd. 5.570% due 10/02/2039 •		56	1

Total Asset-Backed Securities (Cost $9,279)			7,164

SOVEREIGN ISSUES 10.4%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (e)	BRL	7,700	1,340
Dominican Republic International Bond 10.750% due 06/01/2036	DOP	11,900	211
Israel Government International Bond 5.375% due 03/12/2029		$400	407
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	3,711	165
3.000% due 12/03/2026 (g)		7,835	375
4.000% due 11/30/2028 (g)		1,155	57
4.000% due 08/24/2034 (g)		825	39
6.350% due 02/09/2035		$200	210
Peru Government International Bond
5.400% due 08/12/2034	PEN	1,400	355
6.150% due 08/12/2032		3,200	877
6.900% due 08/12/2037		1,400	389
6.950% due 08/12/2031		1,000	289
7.300% due 08/12/2033		2,300	671

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Romania Government International Bond 1.750% due 07/13/2030	EUR	100	95
South Africa Government International Bond
4.850% due 09/30/2029		$200	194
7.000% due 02/28/2031	ZAR	1,900	98
8.000% due 01/31/2030		11,500	643
8.250% due 03/31/2032		3,500	190
8.500% due 01/31/2037		9,100	458
9.000% due 01/31/2040		8,200	416
10.500% due 12/21/2026		22,000	1,338
Turkey Government International Bond 7.625% due 05/15/2034		$200	213

Total Sovereign Issues (Cost $8,731)			9,030

		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Constellation Oil 'B' «(d)(i)		168,354	18

Total Common Stocks (Cost $18)			18

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Nationwide Building Society 10.250% ~		250	44
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		15,000	19

Total Preferred Securities (Cost $70)			63

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.5%
COMMERCIAL PAPER 2.4%
AES Corp. 5.300% due 10/29/2024 (b)		$250	249
Conagra Brands, Inc. 5.200% due 10/10/2024		250	249
Crown Castle, Inc.
5.270% due 10/29/2024		250	249
5.300% due 10/29/2024 (b)		200	199
Harley-Davidson Financial Services, Inc. 5.970% due 10/17/2024		100	100
Jones Lang LaSalle Finance BV 5.380% due 10/09/2024		250	250
L3Harris Technologies, Inc. 5.460% due 10/09/2024		250	250
Reckitt Benckiser Treasury Services PLC 5.350% due 10/18/2024		250	249
Targa Resources Corp. 5.400% due 10/28/2024		250	249

			2,044

REPURCHASE AGREEMENTS (j) 21.1%			18,200

U.S. TREASURY BILLS 2.0%
5.390% due 10/08/2024 (e)(f)		1,700	1,698

Total Short-Term Instruments (Cost $21,942)			21,942

Total Investments in Securities (Cost $121,819)			119,002

		SHARES
INVESTMENTS IN AFFILIATES 18.7%
SHORT-TERM INSTRUMENTS 18.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.7%
PIMCO Short-Term Floating NAV Portfolio III		1,657,361	16,138

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $16,124)	16,138

Total Investments in Affiliates (Cost $16,124)	16,138

Total Investments 156.6% (Cost $137,943)	$135,140
Financial Derivative Instruments (k)(m) 0.5%(Cost or Premiums, net $769)	396
Other Assets and Liabilities, net (57.1)%	(49,243)

Net Assets 100.0%	$86,293

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$18	$18	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.950%	09/30/2024	10/01/2024	$18,200	U.S. Treasury Bonds 4.625% due 05/15/2054	$(18,527)	$18,200	$18,203

Total Repurchase Agreements	$(18,527)	$18,200	$18,203

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.3)%
Ginnie Mae, TBA	4.000%	10/01/2054	$200	$(192)	$(193)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2054	2,200	(1,847)	(1,822)

Total Short Sales (2.3)%	$(2,039)	$(2,015)

(1)	Includes accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	1	$1	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	1	1	0	0

Total Written Options	$(1)	$0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	10	$2,399	$11	$0	$(2)
3-Month SOFR Active Contract December Futures	03/2026	10	2,425	9	0	(2)
3-Month SOFR Active Contract June Futures	09/2025	10	2,420	12	0	(3)
3-Month SOFR Active Contract June Futures	09/2026	10	2,426	7	0	(2)
3-Month SOFR Active Contract March Futures	06/2025	10	2,412	12	0	(3)
3-Month SOFR Active Contract March Futures	06/2026	10	2,426	8	0	(2)
3-Month SOFR Active Contract September Futures	12/2024	10	2,382	6	0	(1)
3-Month SOFR Active Contract September Futures	12/2025	10	2,423	11	0	(3)
Canada Government 10-Year Bond December Futures	12/2024	8	739	6	0	0
U.S. Treasury 2-Year Note December Futures	12/2024	49	10,204	16	0	(18)
U.S. Treasury 5-Year Note December Futures	12/2024	80	8,791	(30)	0	(29)
United Kingdom Long Gilt December Futures	12/2024	6	790	(16)	1	(2)

$52	$1	$(67)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl December Futures	12/2024	5	$(668)	$(7)	$0	$(1)
Euro-Bund 10-Year Bond December Futures	12/2024	8	(1,201)	(18)	0	(4)
Euro-Schatz December Futures	12/2024	6	(716)	(3)	0	(1)
U.S. Treasury 10-Year Note December Futures	12/2024	97	(11,085)	(11)	44	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	96	(11,357)	46	50	0
U.S. Treasury 30-Year Bond December Futures	12/2024	7	(869)	10	5	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	26	(3,460)	6	20	0

$23	$119	$(6)

Total Futures Contracts	$75	$120	$(73)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.341%	$100	$2	$(1)	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474	100	(1)	3	2	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.101	400	5	1	6	0	0

$6	$3	$9	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-41 5-Year Index	(1.000)%	Quarterly	12/20/2028	$1,188	$(70)	$(23)	$(93)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$4,400	$94	$7	$101	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	7,300	165	0	165	0	(1)
iTraxx Crossover 42 5-Year Index	5.000	Quarterly	12/20/2029	EUR	200	18	1	19	0	0

$277	$8	$285	$0	$(1)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	6,100	$87	$45	$132	$0	$(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	660,000	(10)	11	1	8	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		$300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		1,000	(6)	(20)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		600	(2)	(8)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		200	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		8,400	291	53	344	19	0
Pay	1-Day USD-SOFR Compounded-OIS	1.827	Annual	07/03/2028		1,500	(16)	(74)	(90)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Annual	09/19/2028		1,000	(111)	52	(59)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.725	Annual	09/19/2028		1,500	(165)	77	(88)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	10/27/2028		500	(6)	(24)	(30)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,700	8	(104)	(96)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		200	(1)	1	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		200	0	(1)	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		2,400	0	(17)	(17)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030		5,000	0	(38)	(38)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		1,600	0	(13)	(13)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		1,400	0	(12)	(12)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		400	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		300	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		200	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		1,100	0	(15)	(15)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		500	0	(7)	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,100	0	(17)	(17)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		700	0	(11)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	(5)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.800	Semi-Annual	10/01/2031		1,400	0	(160)	(160)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,400	(2)	(44)	(46)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		300	(1)	12	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		700	(3)	35	32	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		200	(1)	12	11	0	(1)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	200	(1)	12	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	200	(1)	13	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	100	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	100	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	200	(1)	(12)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	200	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	200	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	100	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	200	(1)	8	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	200	(1)	5	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	200	(1)	9	8	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	200	(1)	14	13	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	200	(1)	13	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	200	(1)	12	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	300	(1)	18	17	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	200	(1)	13	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	300	(1)	21	20	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	200	(1)	(11)	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	100	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	100	0	(6)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	200	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	0	(2)	(2)	0	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		300	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,500	(54)	(82)	(136)	11	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		700	146	74	220	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		100	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		300	16	60	76	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		200	66	(11)	55	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	(17)	80	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		100	6	23	29	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	(1)	4	3	0	(1)
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027	BRL	21,300	0	(95)	(95)	0	(4)
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		2,300	0	(5)	(5)	0	(1)
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		12,700	0	(23)	(23)	0	(3)
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		23,700	0	34	34	5	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	200	0	4	4	1	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	2	2	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		100	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	(1)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		3,075	25	29	54	18	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		900	(3)	3	0	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	2,200	46	10	56	0	(4)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	100	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		200	(1)	(11)	(12)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(2)	(10)	(12)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		200	(1)	(8)	(9)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	5	5	1	0
Pay	6-Month PLN-WIBOR	5.160	Annual	03/21/2027	PLN	4,900	0	48	48	0	0
Pay	6-Month PLN-WIBOR	5.158	Annual	03/22/2027		4,900	0	47	47	0	0
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027		1,900	0	(22)	(22)	0	0
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027		1,900	0	(24)	(24)	0	0
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027		1,800	0	(22)	(22)	0	0
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027		1,600	0	(20)	(20)	0	0
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027		2,200	0	(27)	(27)	0	0
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027		1,800	0	(23)	(23)	0	0
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027		2,700	0	(76)	(76)	0	0
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027		1,400	0	(42)	(42)	0	0
Pay	6-Month PLN-WIBOR	4.810	Annual	02/16/2029		1,700	0	18	18	1	0
Pay	6-Month PLN-WIBOR	4.641	Annual	02/19/2029		1,300	0	11	11	1	0
Pay	6-Month PLN-WIBOR	4.970	Annual	03/21/2029		3,600	1	46	47	1	0
Pay	CAONREPO	4.000	Semi-Annual	06/21/2025	CAD	8,900	(29)	47	18	1	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	1,000	(14)	(23)	(37)	0	(3)

$322	$(299)	$23	$144	$(60)

Total Swap Agreements	$535	$(311)	$224	$144	$(61)

(l)

Securities with an aggregate market value of $458 and cash of $1,615 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2024	CAD	634	$467	$0	$(2)
10/2024	ILS	151	40	0	0
10/2024	KRW	103,806	78	0	(1)
10/2024	$537	PLN	2,063	0	(2)
11/2024	TWD	38,574	$1,193	0	(32)
BPS	10/2024	BRL	2,407	442	0	0
10/2024	KRW	1,346,178	1,016	0	(6)
10/2024	PLN	198	52	0	0
10/2024	TWD	24,756	780	0	(3)
10/2024	$430	BRL	2,407	12	0
10/2024	152	CNH	1,078	2	0
10/2024	780	INR	65,413	0	0
10/2024	345	NZD	554	7	0
11/2024	CNH	1,075	$152	0	(2)
11/2024	$52	PLN	198	0	0
12/2024	MXN	1,287	$65	1	0
BRC	10/2024	ILS	65	18	0	0
10/2024	NZD	266	168	0	(1)
10/2024	$231	GBP	175	3	0
10/2024	83	PLN	317	0	0
10/2024	20	SEK	205	0	0
10/2024	137	TRY	4,850	3	0
11/2024	SEK	205	$20	0	0
11/2024	$168	NZD	266	1	0
11/2024	309	TRY	11,534	10	0
12/2024	160	6,037	5	0
01/2025	63	2,405	0	0
BSH	10/2024	481	PEN	1,796	3	0
06/2025	PEN	1,803	$481	0	(4)
CBK	10/2024	AUD	373	253	0	(5)
10/2024	CNH	8,728	1,212	0	(35)
10/2024	GBP	64	86	0	0
10/2024	ILS	37	10	0	0
10/2024	KRW	226,124	169	0	(3)
10/2024	PEN	3,479	928	0	(11)
10/2024	$566	CNH	4,013	7	0
10/2024	238	GBP	180	3	0
10/2024	333	IDR	5,162,089	6	0
10/2024	20	ILS	74	0	0
10/2024	1,094	INR	91,977	3	0
10/2024	179	PEN	665	1	0
10/2024	ZAR	20,282	$1,112	0	(60)
11/2024	CNH	9,545	1,351	0	(15)
11/2024	PEN	1,721	460	0	(4)
12/2024	MXN	2,054	105	2	0
12/2024	$96	COP	408,457	0	0
01/2025	PEN	1,524	$404	0	(6)
04/2025	666	179	0	(1)
DUB	10/2024	BRL	3,912	705	0	(13)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

	10/2024	KRW	213,882		160	0	(2)
	10/2024	PLN	245		64	0	0
	10/2024		$718	BRL	3,912	0	0
	10/2024		167	PLN	642	1	0
	11/2024	PEN	1,287		$345	0	(2)
	11/2024		$64	PLN	246	0	0
	01/2025		705	BRL	3,954	13	0
	02/2025	PEN	282		$75	0	(1)
	03/2025		$12	TRY	571	2	0
FAR	10/2024	BRL	1,504		$276	0	0
	10/2024	NZD	627		394	0	(4)
	10/2024		$343	AUD	499	2	0
	10/2024		272	BRL	1,504	4	0
	11/2024	AUD	499		$343	0	(2)
	11/2024	PEN	1,317		351	0	(4)
	11/2024		$394	NZD	627	4	0
GLM	10/2024		101	INR	8,497	0	0
	10/2024		172	PLN	681	5	0
	11/2024	MXN	1,194		$60	0	0
	12/2024		984		51	2	0
	02/2025		429		21	0	0
	04/2025	BRL	7,600		1,362	4	(1)
IND	10/2024	KRW	106,599		80	0	(1)
JPM	10/2024	ILS	295		79	0	(1)
	10/2024	KRW	119,740		90	0	(1)
	10/2024		$172	CNH	1,219	2	0
	10/2024		5	IDR	71,586	0	0
	10/2024		10	ILS	37	0	0
	10/2024		192	PLN	746	2	0
	10/2024		74	TRY	2,626	2	0
	10/2024		525	ZAR	9,243	9	0
	11/2024	CNH	1,092		$155	0	(2)
	11/2024		$180	TRY	6,722	7	0
	12/2024		153		5,768	2	0
	03/2025		10		505	2	0
	04/2025	BRL	100		$18	0	0
	05/2025		$56	TRY	2,506	3	0
MBC	10/2024	CHF	440		$523	3	0
	10/2024	GBP	427		571	0	0
	10/2024	JPY	10,415		72	0	(1)
	10/2024	KRW	404,184		303	0	(4)
	10/2024	PLN	221		58	1	0
	10/2024	SEK	205		20	0	0
	10/2024		$94	GBP	72	2	0
	10/2024		34	IDR	528,456	1	0
	10/2024		774	SGD	994	0	0
	11/2024	SGD	993		$774	0	0
	11/2024		$571	GBP	427	0	0
	11/2024		158	PLN	608	1	(1)
	12/2024	MXN	435		$22	1	0
MYI	10/2024	KRW	153,859		115	0	(2)
	10/2024	NZD	32		20	0	0
	10/2024	SGD	891		684	0	(9)
	10/2024		$1,282	CAD	1,727	0	(5)
	10/2024		35	IDR	540,858	1	0
	10/2024		66	ZAR	1,216	4	0
	11/2024	CAD	1,726		$1,282	5	0
	12/2024	MXN	387		19	0	0
NGF	10/2024		$109	IDR	1,679,550	2	0
RBC	12/2024	MXN	1,141		$57	0	0
SCX	10/2024	CAD	1,093		811	3	0
	10/2024	EUR	2,398		2,665	0	(5)
	10/2024		$2,288	EUR	2,062	7	0
	10/2024		10	IDR	154,770	0	0
	10/2024		409	INR	34,395	1	0
	11/2024	TWD	324		$10	0	0
SSB	11/2024	GBP	64		86	0	0
	12/2024	MXN	384		20	1	0
TOR	10/2024	AUD	126		85	0	(2)
	10/2024		$49	JPY	7,036	0	0
	11/2024	JPY	7,003		$49	0	0
UAG	10/2024	CHF	703		837	6	0
	10/2024	SGD	103		80	0	(1)
	10/2024		$1,347	CHF	1,142	3	0
	10/2024		330	IDR	5,063,480	3	0
	10/2024		232	NZD	372	5	0
	10/2024		73	PLN	283	1	0
	10/2024	ZAR	16,575		$906	0	(52)
	11/2024	CHF	1,138		1,346	0	(3)
	11/2024		$10	TWD	324	0	0

Total Forward Foreign Currency Contracts						$186	$(312)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.255%	08/16/2039	1,000	$96	$93
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.255	08/16/2039	1,000	96	96
FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.750	08/01/2025	15,300	93	124
GLM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/06/2025	1,800	0	3
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/10/2025	2,700	0	4
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/11/2025	2,000	0	3
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/12/2025	2,700	0	5
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/13/2025	3,000	0	5
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/18/2025	4,500	0	8
JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.808	07/31/2034	500	44	47
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.808	07/31/2034	500	44	40
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100	02/06/2025	9,000	11	3
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.800	07/12/2034	1,000	86	93
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.800	07/12/2034	1,000	86	80

Total Purchased Options							$556	$604

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	200	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	200	(1)	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	100	0	0
FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.750	08/01/2025	15,300	(35)	(43)
	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	08/01/2025	15,300	(58)	(76)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.243	03/06/2025	200	0	(2)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.255	03/10/2025	300	0	(4)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/11/2025	200	0	(3)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.245	03/12/2025	300	0	(4)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/13/2025	300	0	(4)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/18/2025	500	0	(6)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	100	(1)	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	200	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	100	0	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	100	0	0
UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	100	0	0

Total Written Options	$(104)	$(148)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Banco do Brasil SA	1.000%	Quarterly	12/20/2024	0.420%	$200	$(5)	$5	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$367	$(97)	$68	$0	$(29)
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	436	(115)	80	0	(35)

$(212)	$148	$0	$(64)

Total Swap Agreements	$(217)	$153	$0	$(64)

(n)

Securities with an aggregate market value of $82 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,012	$0	$1,012
Corporate Bonds & Notes
Banking & Finance	0	7,848	0	7,848
Industrials	0	4,207	0	4,207
Utilities	0	700	0	700
Municipal Bonds & Notes
West Virginia	0	98	0	98
U.S. Government Agencies	0	51,144	0	51,144
U.S. Treasury Obligations	0	10,777	0	10,777
Non-Agency Mortgage-Backed Securities	0	4,999	0	4,999
Asset-Backed Securities	0	7,164	0	7,164
Sovereign Issues	0	9,030	0	9,030
Common Stocks
Energy	0	0	18	18
Preferred Securities
Banking & Finance	0	63	0	63
Short-Term Instruments
Commercial Paper	0	2,044	0	2,044
Repurchase Agreements	0	18,200	0	18,200
U.S. Treasury Bills	0	1,698	0	1,698

	$0	$118,984	$18	$119,002
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,138	$0	$0	$16,138

Total Investments	$16,138	$118,984	$18	$135,140

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,015)	$0	$(2,015)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	263	0	264
Over the counter	0	790	0	790

	$1	$1,053	$0	$1,054
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(126)	0	(134)
Over the counter	0	(460)	(64)	(524)

	$(8)	$(586)	$(64)	$(658)

Total Financial Derivative Instruments	$(7)	$467	$(64)	$396

Totals	$16,131	$117,436	$(46)	$133,521

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$123	$45,201	$(29,200)	$0	$14	$16,138	$499	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TRY	Turkish New Lira
COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
DOP	Dominican Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate
BOBL	Bundesobligation, the German word for federal government bond	CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

Other Abbreviations:
ABS	Asset-Backed Security	BRL-CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	OIS	Overnight Index Swap

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.6% ¤
ALBANIA 0.1%
SOVEREIGN ISSUES 0.1%
Albania Government International Bond 3.500% due 11/23/2031	EUR	200	$211

Total Albania (Cost $224)			211

ANGOLA 0.4%
SOVEREIGN ISSUES 0.4%
Angolan Government International Bond
8.250% due 05/09/2028		$400	381
9.375% due 05/08/2048		200	170
9.500% due 11/12/2025		300	305

Total Angola (Cost $812)			856

ARGENTINA 2.6%
SOVEREIGN ISSUES 2.6%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$840	517
1.000% due 07/09/2029		449	293
3.500% due 07/09/2041 þ		4,427	2,028
4.125% due 07/09/2035 þ		1,876	904
4.125% due 07/09/2046 þ		310	157
5.000% due 01/09/2038 þ		2,292	1,208
Provincia de Buenos Aires 6.625% due 09/01/2037 þ		138	66
Provincia de Neuquen Argentina 6.750% due 04/27/2030 þ		153	141

Total Argentina (Cost $5,584)			5,314

ARMENIA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Armenia International Bond
3.600% due 02/02/2031		$500	427
3.950% due 09/26/2029		300	270

Total Armenia (Cost $789)			697

AZERBAIJAN 0.7%
CORPORATE BONDS & NOTES 0.7%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$1,400	1,434

Total Azerbaijan (Cost $1,421)			1,434

BAHRAIN 0.5%
SOVEREIGN ISSUES 0.5%
Bahrain Government International Bond
4.250% due 01/25/2028		$300	291
7.500% due 09/20/2047		700	718

Total Bahrain (Cost $955)			1,009

BENIN 0.1%
SOVEREIGN ISSUES 0.1%
Benin Government International Bond 7.960% due 02/13/2038		$200	199

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Benin (Cost $194)			199

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Star Energy Geothermal Darajat 4.850% due 10/14/2038		$400	384

Total Bermuda (Cost $400)			384

BRAZIL 8.3%
CORPORATE BONDS & NOTES 2.1%
Banco do Brasil SA 8.500% due 07/29/2026	MXN	16,000	801
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$1,720	1,726
CSN Inova Ventures 6.750% due 01/28/2028		500	484
Vale Overseas Ltd. 6.400% due 06/28/2054		500	527
Vale SA 0.000% due 12/29/2049 ~(i)	BRL	10,380	638

			4,176

SOVEREIGN ISSUES 6.2%
Brazil Government International Bond
4.750% due 01/14/2050		$513	394
5.625% due 01/07/2041		50	46
6.125% due 01/22/2032		500	515
7.125% due 05/13/2054		400	415
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (f)	BRL	59,600	10,372
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		4,324	755

			12,497

Total Brazil (Cost $17,370)			16,673

BULGARIA 0.4%
SOVEREIGN ISSUES 0.4%
Bulgaria Government International Bond
3.625% due 09/05/2032	EUR	400	452
5.000% due 03/05/2037		$400	401

Total Bulgaria (Cost $843)			853

CAMEROON 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	550	498
9.500% due 11/19/2025		$133	134

Total Cameroon (Cost $732)			632

CAYMAN ISLANDS 2.5%
CONVERTIBLE BONDS & NOTES 0.3%
Meituan 0.000% due 04/27/2027 (f)		$600	584

CORPORATE BONDS & NOTES 2.1%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		507	399
CK Hutchison International Ltd.
4.750% due 04/21/2028		500	508
4.875% due 04/21/2033		500	505
Gaci First Investment Co. 4.875% due 02/14/2035		1,400	1,382
ICD Funding Ltd. 3.223% due 04/28/2026		200	195
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)		40	38
0.000% due 05/15/2030 (f)		506	416
7.860% due 05/15/2030		215	221
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049 ^(c)		300	10

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034	84	86
Poinsettia Finance Ltd. 6.625% due 06/17/2031	563	502
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 6.000% due 09/30/2026 (b)	30	4
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 6.250% due 09/30/2027 (b)	30	3
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 6.500% due 09/30/2027 (b)	60	6
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 6.750% due 09/30/2028 (b)	90	8
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 7.000% due 09/30/2029 (b)	90	7
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 7.250% due 09/30/2030 (b)	44	4

		4,294

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.250% due 06/04/2034	200	209

Total Cayman Islands (Cost $5,281)		5,087

CHILE 2.5%
CORPORATE BONDS & NOTES 1.8%
Banco del Estado de Chile 7.950% due 05/02/2029 •(i)(j)	$300	322
Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050	300	224
4.250% due 07/17/2042	200	169
4.875% due 11/04/2044	600	542
5.125% due 02/02/2033	300	300
6.300% due 09/08/2053	300	319
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	130
3.830% due 09/14/2061	200	144
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	200	191
4.700% due 05/07/2050	300	266
Empresa Nacional del Petroleo
5.950% due 07/30/2034	200	211
6.150% due 05/10/2033	200	213
Engie Energia Chile SA 6.375% due 04/17/2034	200	213
GNL Quintero SA 4.634% due 07/31/2029	353	352

		3,596

SOVEREIGN ISSUES 0.7%
Chile Government International Bond
3.100% due 05/07/2041	300	235
3.250% due 09/21/2071	800	536
4.340% due 03/07/2042	800	733

		1,504

Total Chile (Cost $5,681)		5,100

COLOMBIA 2.2%
CORPORATE BONDS & NOTES 0.5%
Ecopetrol SA
5.875% due 05/28/2045	$400	301
6.875% due 04/29/2030	200	200
8.375% due 01/19/2036	400	409

		910

SOVEREIGN ISSUES 1.7%
Colombia Government International Bond
4.500% due 03/15/2029	200	190
5.000% due 06/15/2045	1,300	962
5.200% due 05/15/2049	500	371
6.125% due 01/18/2041	400	353
7.500% due 02/02/2034	700	728
8.000% due 11/14/2035	300	321

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

8.750% due 11/14/2053		400	440

			3,365

Total Colombia (Cost $4,763)			4,275

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bond 7.300% due 11/13/2054		$300	332

Total Costa Rica (Cost $285)			332

CZECH REPUBLIC 0.2%
CORPORATE BONDS & NOTES 0.2%
EPH Financing International AS 6.651% due 11/13/2028	EUR	300	359

Total Czech Republic (Cost $337)			359

DOMINICAN REPUBLIC 3.6%
SOVEREIGN ISSUES 3.6%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	8,300	139
13.000% due 12/05/2025		50,200	852
13.000% due 01/30/2026		7,600	130
Dominican Republic International Bond
4.875% due 09/23/2032		$700	668
5.300% due 01/21/2041		400	369
5.500% due 02/22/2029		200	202
5.875% due 01/30/2060		600	564
6.000% due 07/19/2028 (l)		1,300	1,334
6.000% due 02/22/2033		500	512
6.500% due 02/15/2048		300	309
6.600% due 06/01/2036		150	159
7.050% due 02/03/2031		150	162
8.625% due 04/20/2027		300	314
9.750% due 06/05/2026	DOP	8,000	134
10.750% due 06/01/2036		20,100	356
11.250% due 09/15/2035		12,800	234
13.625% due 02/03/2033		16,400	332
13.625% due 02/10/2034		23,800	486

Total Dominican Republic (Cost $7,240)			7,256

ECUADOR 1.2%
SOVEREIGN ISSUES 1.2%
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		$173	98
5.000% due 07/31/2040 þ		885	463
5.500% due 07/31/2035 þ		1,974	1,130
6.900% due 07/31/2030 þ		862	629
Ecuador Social Bond SARL 0.000% due 01/30/2035 (f)		46	32

Total Ecuador (Cost $2,390)			2,352

EGYPT 1.9%
SOVEREIGN ISSUES 1.9%
Egypt Government International Bond
6.375% due 04/11/2031	EUR	1,100	1,030
7.300% due 09/30/2033		$500	425
7.625% due 05/29/2032		1,900	1,687
8.500% due 01/31/2047		200	162
8.875% due 05/29/2050		600	498

Total Egypt (Cost $3,477)			3,802

EL SALVADOR 0.7%
SOVEREIGN ISSUES 0.7%
El Salvador Government International Bond
6.375% due 01/18/2027		$355	341
7.125% due 01/20/2050		600	457
8.250% due 04/10/2032		30	28
9.250% due 04/17/2030		500	498

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total El Salvador (Cost $1,382)			1,324

GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabon Government International Bond 6.950% due 06/16/2025		$200	188

Total Gabon (Cost $190)			188

GHANA 0.8%
SOVEREIGN ISSUES 0.8%
Ghana Government International Bond
0.000% due 04/07/2025 ^(c)		$200	88
7.625% due 05/16/2029 ^(c)		600	315
8.125% due 03/26/2032 ^(c)		900	481
8.625% due 04/07/2034 ^(c)		700	373
8.750% due 03/11/2061 ^(c)		600	322

Total Ghana (Cost $2,439)			1,579

GUATEMALA 0.9%
SOVEREIGN ISSUES 0.9%
Guatemala Government International Bond
4.650% due 10/07/2041		$200	166
4.875% due 02/13/2028		410	405
6.050% due 08/06/2031		400	411
6.125% due 06/01/2050		300	288
6.550% due 02/06/2037		300	311
6.600% due 06/13/2036		200	211

Total Guatemala (Cost $1,800)			1,792

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	300	310
5.050% due 01/27/2027		$300	278

Total Hong Kong (Cost $534)			588

HUNGARY 1.8%
CORPORATE BONDS & NOTES 0.1%
MVM Energetika Ltd. 7.500% due 06/09/2028		$200	213

SOVEREIGN ISSUES 1.7%
Hungary Government International Bond
1.625% due 04/28/2032	EUR	100	95
2.125% due 09/22/2031		$250	208
3.125% due 09/21/2051		200	134
5.250% due 06/16/2029		500	508
5.500% due 06/16/2034		200	204
5.500% due 03/26/2036		600	605
6.250% due 09/22/2032		200	216
6.750% due 09/25/2052		400	452
7.625% due 03/29/2041		100	119
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		400	412
MFB Magyar Fejlesztesi Bank Zrt 6.500% due 06/29/2028		500	524

			3,477

Total Hungary (Cost $3,503)			3,690

INDIA 0.3%
CORPORATE BONDS & NOTES 0.1%
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		$151	133

SOVEREIGN ISSUES 0.2%
Export-Import Bank of India 3.250% due 01/15/2030		500	471

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total India (Cost $650)		604

INDONESIA 4.0%
CORPORATE BONDS & NOTES 3.1%
Freeport Indonesia PT 5.315% due 04/14/2032	$400	407
Indonesia Asahan Aluminium PT 5.450% due 05/15/2030	800	817
Pelabuhan Indonesia Persero PT 4.875% due 10/01/2024	500	500
Pertamina Persero PT
1.400% due 02/09/2026	500	479
6.000% due 05/03/2042	1,000	1,058
6.450% due 05/30/2044	1,500	1,665
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	800	619
4.125% due 05/15/2027	200	198
4.375% due 02/05/2050	200	167
5.250% due 05/15/2047	400	379

		6,289

SOVEREIGN ISSUES 0.9%
Indonesia Government International Bond
5.125% due 01/15/2045	200	205
5.250% due 01/17/2042	800	833
5.650% due 01/11/2053	200	218
6.750% due 01/15/2044	300	367
7.750% due 01/17/2038	100	128

		1,751

Total Indonesia (Cost $8,097)		8,040

IRELAND 0.6%
SOVEREIGN ISSUES 0.6%
Republic of Angola Via Avenir Issuer Ireland DAC 6.927% due 02/19/2027	$1,154	1,127

Total Ireland (Cost $1,108)		1,127

ISLE OF MAN 0.1%
CORPORATE BONDS & NOTES 0.1%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030	$200	185
6.500% due 04/15/2040	100	105

Total Isle of Man (Cost $303)		290

ISRAEL 1.1%
CORPORATE BONDS & NOTES 0.6%
Bank Hapoalim BM 3.255% due 01/21/2032 •(j)	$300	279
ICL Group Ltd. 6.375% due 05/31/2038	200	197
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	300	265
Leviathan Bond Ltd. 6.125% due 06/30/2025	400	394

		1,135

SOVEREIGN ISSUES 0.5%
Israel Government International Bond
5.375% due 03/12/2029	300	305
5.500% due 03/12/2034	400	403
5.750% due 03/12/2054	300	286

		994

Total Israel (Cost $2,165)		2,129

ITALY 0.1%
SOVEREIGN ISSUES 0.1%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029	$200	210

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Italy (Cost $198)			210

IVORY COAST 1.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Republic of Cote d'lvoire 6.852% (EUR003M + 3.050%) due 03/07/2025 «~	EUR	1,000	1,111

SOVEREIGN ISSUES 1.0%
Ivory Coast Government International Bond
4.875% due 01/30/2032		349	344
5.250% due 03/22/2030		463	493
5.750% due 12/31/2032 þ		$507	486
5.875% due 10/17/2031	EUR	200	211
6.625% due 03/22/2048		200	184
6.875% due 10/17/2040		200	197

			1,915

Total Ivory Coast (Cost $3,044)			3,026

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$178	164

Total Jamaica (Cost $178)			164

JORDAN 0.5%
SOVEREIGN ISSUES 0.5%
Jordan Government International Bond
5.750% due 01/31/2027		$200	196
7.375% due 10/10/2047		300	278
7.500% due 01/13/2029		400	407
7.750% due 01/15/2028		200	206

Total Jordan (Cost $1,117)			1,087

KAZAKHSTAN 1.0%
CORPORATE BONDS & NOTES 1.0%
Development Bank of Kazakhstan JSC
5.500% due 04/15/2027		$500	506
5.750% due 05/12/2025		700	701
KazMunayGas National Co. JSC
5.750% due 04/19/2047		200	185
6.375% due 10/24/2048		200	199
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		400	349

Total Kazakhstan (Cost $1,899)			1,940

KENYA 0.5%
SOVEREIGN ISSUES 0.5%
Republic of Kenya Government International Bond
6.300% due 01/23/2034		$200	164
7.250% due 02/28/2028		400	386
9.750% due 02/16/2031		400	405

Total Kenya (Cost $990)			955

LATVIA 0.3%
SOVEREIGN ISSUES 0.3%
Latvia Government International Bond 5.125% due 07/30/2034 (l)		$500	519

Total Latvia (Cost $495)			519

LEBANON 0.0%
SOVEREIGN ISSUES 0.0%
Lebanon Government International Bond 8.250% due 05/17/2034 ^(c)		$600	47

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Lebanon (Cost $38)			47

LUXEMBOURG 1.4%
		SHARES
COMMON STOCKS 0.1%
Forsea Holding SA «		9,903	244

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.3%
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033		$483	500
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		354	323
FORESEA Holding SA 7.500% due 06/15/2030		123	118
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		300	311
6.103% due 08/23/2042		300	311
6.129% due 02/23/2038		300	318
6.510% due 02/23/2042		300	323
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		300	300
Unigel Luxembourg SA 8.750% due 10/01/2026 ^(c)		400	101

			2,605

Total Luxembourg (Cost $2,911)			2,849

MACEDONIA 0.3%
SOVEREIGN ISSUES 0.3%
North Macedonia Government International Bond 6.960% due 03/13/2027	EUR	500	582

Total Macedonia (Cost $531)			582

MALAYSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Petronas Capital Ltd.
3.404% due 04/28/2061		$300	219
4.800% due 04/21/2060		300	288

Total Malaysia (Cost $576)			507

MAURITIUS 0.1%
CORPORATE BONDS & NOTES 0.1%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$200	200

Total Mauritius (Cost $200)			200

MEXICO 9.2%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex SAB de CV (d)		17,978	0
Hipotecaria Su Casita SA (d)		5,259	0

			0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.2%
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(i)(j)		$400	372

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

7.500% due 06/27/2029 •(i)(j)		200	202
BBVA Bancomer SA 5.250% due 09/10/2029		200	203
Comision Federal de Electricidad 6.264% due 02/15/2052		200	184
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041		200	209
Industrias Penoles SAB de CV 4.750% due 08/06/2050		400	322
Petroleos Mexicanos
6.625% due 06/15/2038		400	303
6.750% due 09/21/2047		460	330
6.950% due 01/28/2060		3,000	2,153
7.690% due 01/23/2050		4,600	3,597
10.000% due 02/07/2033		300	318
Trust Fibra Uno 6.390% due 01/15/2050		200	169

			8,362

SOVEREIGN ISSUES 5.0%
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	19,793	877
3.000% due 12/03/2026 (h)		97,317	4,662
3.750% due 04/19/2071		$500	319
3.771% due 05/24/2061		2,044	1,341
4.000% due 11/30/2028 (h)	MXN	6,598	324
4.000% due 08/24/2034 (h)		5,773	273
5.000% due 04/27/2051 (l)		$900	761
5.750% due 10/12/2110		1,200	1,046
6.350% due 02/09/2035		200	210
6.400% due 05/07/2054		200	201

			10,014

Total Mexico (Cost $22,457)			18,376

MONGOLIA 0.1%
SOVEREIGN ISSUES 0.1%
Mongolia Government International Bond 7.875% due 06/05/2029		$200	212

Total Mongolia (Cost $198)			212

MOROCCO 0.8%
CORPORATE BONDS & NOTES 0.7%
OCP SA
3.750% due 06/23/2031		$400	360
5.125% due 06/23/2051		500	408
6.750% due 05/02/2034		300	323
7.500% due 05/02/2054		300	327

			1,418

SOVEREIGN ISSUES 0.1%
Morocco Government International Bond 4.000% due 12/15/2050		200	148

Total Morocco (Cost $1,677)			1,566

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$300	298

Total Namibia (Cost $300)			298

NETHERLANDS 1.1%
CORPORATE BONDS & NOTES 1.1%
Metinvest BV 8.500% due 04/23/2026		$400	316
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		337	328
NE Property BV 1.875% due 10/09/2026	EUR	400	429
Prosus NV
1.539% due 08/03/2028		200	207
2.031% due 08/03/2032		100	97
3.257% due 01/19/2027		$200	193

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

3.680% due 01/21/2030		200	189
4.027% due 08/03/2050		200	146
Yinson Boronia Production BV 8.947% due 07/31/2042		300	321

Total Netherlands (Cost $2,476)			2,226

NIGERIA 1.3%
CORPORATE BONDS & NOTES 0.3%
BOI Finance BV 7.500% due 02/16/2027	EUR	600	634

SOVEREIGN ISSUES 1.0%
Nigeria Government International Bond
6.500% due 11/28/2027		$600	564
7.143% due 02/23/2030		400	364
7.875% due 02/16/2032		600	541
8.250% due 09/28/2051		200	160
8.375% due 03/24/2029		200	194
8.747% due 01/21/2031		200	193

			2,016

Total Nigeria (Cost $2,852)			2,650

OMAN 1.4%
SOVEREIGN ISSUES 1.4%
Oman Government International Bond
5.625% due 01/17/2028		$1,000	1,025
6.000% due 08/01/2029		600	630
6.500% due 03/08/2047		500	528
7.000% due 01/25/2051		500	560

Total Oman (Cost $2,543)			2,743

PAKISTAN 0.8%
SOVEREIGN ISSUES 0.8%
Pakistan Government International Bond
6.000% due 04/08/2026		$500	470
6.875% due 12/05/2027		400	364
7.375% due 04/08/2031		400	340
8.875% due 04/08/2051		600	482

Total Pakistan (Cost $1,530)			1,656

PANAMA 1.6%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$300	238
Banco General SA 5.250% due 05/07/2031 •(i)(j)		400	367
Banco Nacional de Panama 2.500% due 08/11/2030		200	167

			772

SOVEREIGN ISSUES 1.2%
Panama Government International Bond
4.300% due 04/29/2053		800	569
4.500% due 04/01/2056		900	650
4.500% due 01/19/2063		300	211
6.853% due 03/28/2054		600	609
7.875% due 03/01/2057		200	226
8.000% due 03/01/2038		200	226

			2,491

Total Panama (Cost $3,852)			3,263

PARAGUAY 0.6%
SOVEREIGN ISSUES 0.6%
Paraguay Government International Bond
4.700% due 03/27/2027		$200	200
5.850% due 08/21/2033		200	209
6.000% due 02/09/2036		200	212
6.100% due 08/11/2044		200	206
7.900% due 02/09/2031	PYG	3,116,000	409

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Paraguay (Cost $1,224)			1,236

PERU 2.0%
CORPORATE BONDS & NOTES 1.3%
Banco de Credito del Peru SA 5.850% due 01/11/2029		$500	521
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	1,700	471
InRetail Consumer 3.250% due 03/22/2028		$500	469
Niagara Energy SAC 5.746% due 10/03/2034 (a)		300	302
Petroleos del Peru SA
4.750% due 06/19/2032		600	475
5.625% due 06/19/2047		500	343

			2,581

SOVEREIGN ISSUES 0.7%
Peru Government International Bond
3.230% due 07/28/2121		200	120
3.300% due 03/11/2041		200	158
5.375% due 02/08/2035		220	226
5.875% due 08/08/2054		370	389
6.900% due 08/12/2037	PEN	1,200	334
6.950% due 08/12/2031		700	202

			1,429

Total Peru (Cost $4,191)			4,010

PHILIPPINES 1.6%
CORPORATE BONDS & NOTES 0.4%
Power Sector Assets & Liabilities Management Corp. 7.390% due 12/02/2024		$900	903

SOVEREIGN ISSUES 1.2%
Philippines Government International Bond
2.650% due 12/10/2045		200	141
2.950% due 05/05/2045		400	296
3.700% due 03/01/2041		1,000	870
9.500% due 02/02/2030		900	1,121

			2,428

Total Philippines (Cost $3,690)			3,331

POLAND 1.1%
SOVEREIGN ISSUES 1.1%
Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		$400	420
6.250% due 10/31/2028		200	215
6.250% due 07/09/2054		400	432
Poland Government International Bond
5.500% due 04/04/2053		650	667
5.500% due 03/18/2054		400	409

Total Poland (Cost $2,030)			2,143

QATAR 2.6%
CORPORATE BONDS & NOTES 1.4%
Nakilat, Inc. 6.067% due 12/31/2033		$80	86
QatarEnergy
2.250% due 07/12/2031		800	704
3.125% due 07/12/2041		900	717
3.300% due 07/12/2051		1,400	1,052
QatarEnergy LNG S3 5.838% due 09/30/2027		218	221

			2,780

SOVEREIGN ISSUES 1.2%
Qatar Government International Bond
4.400% due 04/16/2050		800	744
4.817% due 03/14/2049		1,000	990

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

5.103% due 04/23/2048		700	721

			2,455

Total Qatar (Cost $5,414)			5,235

ROMANIA 1.2%
SOVEREIGN ISSUES 1.2%
Romania Government International Bond
2.625% due 12/02/2040	EUR	300	224
2.875% due 04/13/2042		500	377
5.250% due 05/30/2032		100	112
5.625% due 05/30/2037		500	550
6.375% due 09/18/2033		500	598
7.625% due 01/17/2053		$500	575

Total Romania (Cost $2,613)			2,436

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond 5.625% due 04/04/2042		$300	205

Total Russia (Cost $294)			205

SAUDI ARABIA 3.9%
CORPORATE BONDS & NOTES 1.1%
Saudi Arabian Oil Co.
3.500% due 04/16/2029		$200	193
3.500% due 11/24/2070		300	201
4.250% due 04/16/2039		1,000	913
5.250% due 07/17/2034		400	412
5.875% due 07/17/2064		400	405

			2,124

SOVEREIGN ISSUES 2.8%
Saudi Government International Bond
3.250% due 10/22/2030		600	565
3.450% due 02/02/2061		200	137
3.750% due 01/21/2055		400	296
4.500% due 10/26/2046 (l)		4,000	3,532
5.000% due 01/16/2034 (l)		1,000	1,024

			5,554

Total Saudi Arabia (Cost $8,622)			7,678

SENEGAL 0.6%
SOVEREIGN ISSUES 0.6%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	104
5.375% due 06/08/2037		200	164
6.250% due 05/23/2033		$300	259
6.750% due 03/13/2048		200	148
7.750% due 06/10/2031		500	477

Total Senegal (Cost $1,340)			1,152

SERBIA 0.4%
SOVEREIGN ISSUES 0.4%
Serbia Government International Bond
1.650% due 03/03/2033	EUR	500	439
6.000% due 06/12/2034		$400	412

Total Serbia (Cost $987)			851

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Flex Ltd. 4.875% due 06/15/2029		$100	100
Yinson Production Financial Services Pte Ltd. 9.625% due 05/03/2029		200	206

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Singapore (Cost $300)			306

SLOVENIA 0.4%
SOVEREIGN ISSUES 0.4%
Slovenia Government International Bond 5.000% due 09/19/2033		$700	731

Total Slovenia (Cost $695)			731

SOUTH AFRICA 3.2%
CORPORATE BONDS & NOTES 1.5%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	24,300	1,406
Eskom Holdings SOC Ltd.
7.125% due 02/11/2025		$500	501
8.450% due 08/10/2028		500	531
Sasol Financing USA LLC 8.750% due 05/03/2029		500	529

			2,967

SOVEREIGN ISSUES 1.7%
South Africa Government International Bond
4.850% due 09/30/2029		400	389
5.000% due 10/12/2046		300	233
5.750% due 09/30/2049		600	500
5.875% due 04/20/2032		200	200
7.300% due 04/20/2052		300	299
10.500% due 12/21/2026	ZAR	6,300	383
10.500% due 12/21/2026 (l)		24,000	1,459

			3,463

Total South Africa (Cost $6,743)			6,430

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 0.8%
LG Chem Ltd. 1.375% due 07/07/2026 (l)		$900	852
SK Hynix, Inc. 6.500% due 01/17/2033		600	662

			1,514

SOVEREIGN ISSUES 0.2%
Korea National Oil Corp. 4.875% due 04/03/2029		400	408

Total South Korea (Cost $1,933)			1,922

SPAIN 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco Santander SA 5.147% due 08/18/2025 (l)		$800	802

Total Spain (Cost $800)			802

SRI LANKA 0.8%
SOVEREIGN ISSUES 0.8%
Sri Lanka Government International Bond
6.125% due 06/03/2025 ^(c)		$700	395
6.350% due 06/28/2049		200	111
6.825% due 07/18/2026 ^(c)		500	283
6.850% due 11/03/2025 ^(c)		600	340
7.550% due 03/28/2030 ^(c)		400	226
7.850% due 03/14/2029 ^(c)		300	169

Total Sri Lanka (Cost $2,325)			1,524

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Export-Import Bank 2.634% due 05/17/2026		$600	574

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Supranational (Cost $600)			574

SWITZERLAND 0.1%
CORPORATE BONDS & NOTES 0.1%
UBS Group AG 6.373% due 07/15/2026 •(l)		$250	253

Total Switzerland (Cost $250)			253

TRINIDAD AND TOBAGO 0.3%
CORPORATE BONDS & NOTES 0.1%
National Gas Co. 6.050% due 01/15/2036		$200	189

SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bond 5.950% due 01/14/2031		300	307

Total Trinidad and Tobago (Cost $481)			496

TUNISIA 0.4%
SOVEREIGN ISSUES 0.4%
Tunisian Republic International Bond 5.750% due 01/30/2025		$900	874

Total Tunisia (Cost $838)			874

TURKEY 5.9%
CORPORATE BONDS & NOTES 0.2%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$435	423

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
SOCAR Turkey Enerji AS 6.887% (Euribor 6MO + 3.450%) due 08/11/2026 ~	EUR	1,000	1,109
VakifBank TBD% due 12/15/2028 «µ		1,000	1,117

			2,226

SOVEREIGN ISSUES 4.6%
Hazine Mustesarligi Varlik Kiralama AS 8.509% due 01/14/2029		$700	767
Turkey Government International Bond
4.875% due 04/16/2043		700	529
5.750% due 05/11/2047		1,400	1,138
5.875% due 06/26/2031		500	487
5.950% due 01/15/2031		500	490
6.000% due 01/14/2041		600	530
6.500% due 01/03/2035 (a)		200	196
6.875% due 03/17/2036		1,600	1,605
7.125% due 07/17/2032		200	207
7.625% due 05/15/2034		1,000	1,064
9.125% due 07/13/2030		700	800
51.594% due 05/20/2026 ~	TRY	1,400	41
51.594% due 08/19/2026 ~		3,300	97
51.594% due 05/17/2028 ~		32,200	936
Turkiye Ihracat Kredi Bankasi AS 7.500% due 02/06/2028		$400	416

			9,303

Total Turkey (Cost $12,135)			11,952

UKRAINE 0.8%
SOVEREIGN ISSUES 0.8%
Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$118	52
0.000% due 02/01/2034 þ(g)		440	150
0.000% due 02/01/2035 þ(g)		371	163
0.000% due 02/01/2036 þ(g)		310	134
0.000% due 08/01/2041 ~		120	85
1.750% due 02/01/2029 þ		178	105
1.750% due 02/01/2034 þ		638	284
1.750% due 02/01/2035 þ		701	305
1.750% due 02/01/2036 þ		637	274

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Ukraine (Cost $1,494)			1,552

UNITED ARAB EMIRATES 3.5%
CORPORATE BONDS & NOTES 2.2%
Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054 (a)		$400	396
5.375% due 05/08/2029		400	417
5.500% due 05/08/2034		400	425
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		800	789
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		600	591
DP World Ltd. 6.850% due 07/02/2037		600	684
MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		200	200
5.875% due 05/01/2034		300	330
NBK SPC Ltd. 1.625% due 09/15/2027 •		700	661

			4,493

SOVEREIGN ISSUES 1.3%
Emirate of Abu Dhabi Government International Bond
3.125% due 09/30/2049		1,200	883
3.875% due 04/16/2050		200	168
5.500% due 04/30/2054		600	641
Finance Department Government of Sharjah 4.375% due 03/10/2051		1,200	890

			2,582

Total United Arab Emirates (Cost $7,014)			7,075

UNITED KINGDOM 2.0%
CORPORATE BONDS & NOTES 1.8%
Antofagasta PLC 6.250% due 05/02/2034		$300	319
Barclays PLC
3.250% due 02/12/2027	GBP	100	129
5.304% due 08/09/2026 •		$500	502
HSBC Holdings PLC
4.041% due 03/13/2028 •		200	198
5.210% due 08/11/2028 •		200	204
Lloyds Banking Group PLC 4.716% due 08/11/2026 •		200	200
NAK Naftogaz Ukraine via Kondor Finance PLC 7.125% due 07/19/2026	EUR	116	98
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		$2,800	1,959
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025		19	18

			3,627

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canada Square Funding PLC 5.891% due 01/17/2059 •	GBP	149	200
Rochester Financing PLC 5.680% due 12/18/2044 •		147	197
Tower Bridge Funding PLC 5.700% due 12/20/2063 •		77	103

			500

Total United Kingdom (Cost $3,763)			4,127

UNITED STATES 7.4%
ASSET-BACKED SECURITIES 1.6%
Countrywide Asset-Backed Certificates Trust
5.449% due 02/25/2037 •		$331	322
6.094% due 11/25/2035 •		295	292
Credit-Based Asset Servicing & Securitization Trust 3.193% due 01/25/2037 þ		560	163
Morgan Stanley ABS Capital, Inc. Trust
5.734% due 01/25/2035 •		69	69
5.764% due 03/25/2034 •		304	315
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.749% due 09/25/2035 •		500	451
Soundview Home Loan Trust 5.869% due 10/25/2037 •		114	92

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 5.609% due 03/25/2037 •	1,500	1,430

		3,134

	SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(d)(k)	393,387	43

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.8%
Credit Suisse AG AT1 Claim	$200	26
DAE Funding LLC 3.375% due 03/20/2028	200	191
Rio Oil Finance Trust
8.200% due 04/06/2028	330	338
9.750% due 01/06/2027	349	362
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (f)	583	423
Unigel Luxembourg SA 8.750% due 03/01/2030 ^«(c)	196	196

		1,536

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Banc of America Mortgage Trust 4.859% due 02/25/2036 ~	1	0
BCAP LLC Trust 4.283% due 05/26/2037 ~	512	453
Bear Stearns Adjustable Rate Mortgage Trust
4.300% due 05/25/2047 ~	5	5
5.069% due 01/25/2035 ~	1	1
Benchmark Mortgage Trust 3.666% due 01/15/2051 ~	1,000	973
Citigroup Mortgage Loan Trust
4.972% due 09/25/2037 ~	11	10
CitiMortgage Alternative Loan Trust 5.619% due 10/25/2036 •	67	50
Countrywide Alternative Loan Trust 5.319% due 05/25/2036 •	113	44
GSR Mortgage Loan Trust 4.609% due 01/25/2036 ~	1	1
IndyMac INDA Mortgage Loan Trust 3.603% due 11/25/2037 ~	58	48
IndyMac INDX Mortgage Loan Trust
5.329% due 02/25/2037 •	137	135
5.609% due 07/25/2045 •	77	61
Lehman XS Trust
5.349% due 09/25/2046 •	93	81
5.469% due 08/25/2037 •	127	123
Morgan Stanley Mortgage Loan Trust 6.940% due 06/25/2036 ~	1	1
SG Residential Mortgage Trust 5.353% due 08/25/2062 þ	914	915
SunTrust Adjustable Rate Mortgage Loan Trust 5.034% due 10/25/2037 ~	32	28
WaMu Mortgage Pass-Through Certificates Trust
4.375% due 02/25/2037 ~	10	9
4.572% due 03/25/2036 ~	87	82
Washington Mutual Mortgage Pass-Through Certificates Trust 5.873% due 02/25/2047 •	117	106

		3,126

U.S. GOVERNMENT AGENCIES 1.7%
Uniform Mortgage-Backed Security 4.000% due 07/01/2048	25	24
Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2054	350	326
4.000% due 11/01/2054	500	480
4.500% due 11/01/2054	750	738
5.000% due 11/01/2054	800	800

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

5.500% due 11/01/2054		950	961

			3,329

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Bonds
3.250% due 05/15/2042		100	89
4.625% due 05/15/2054		50	54
4.750% due 11/15/2043		2,700	2,914
U.S. Treasury Notes
4.375% due 11/30/2030		400	416

			3,473

Total United States (Cost $14,501)			14,641

URUGUAY 0.1%
SOVEREIGN ISSUES 0.1%
Uruguay Government International Bond 5.100% due 06/18/2050		$300	301

Total Uruguay (Cost $281)			301

UZBEKISTAN 0.5%
CORPORATE BONDS & NOTES 0.2%
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$200	201
21.000% due 07/24/2027	UZS	2,980,000	234

			435

SOVEREIGN ISSUES 0.3%
Republic of Uzbekistan International Bond 3.900% due 10/19/2031		$400	343
Uzbekneftegaz JSC 4.750% due 11/16/2028		400	354

			697

Total Uzbekistan (Cost $1,102)			1,132

VENEZUELA 0.6%
CORPORATE BONDS & NOTES 0.4%
Petroleos de Venezuela SA
5.375% due 04/12/2027		$150	14
5.500% due 04/12/2037		3,250	324
6.000% due 11/15/2026		1,200	117
6.000% due 05/16/2034		380	37
8.500% due 10/27/2020		375	347

			839

SOVEREIGN ISSUES 0.2%
Venezuela Government International Bond
9.000% due 05/07/2049		800	114
9.250% due 09/15/2027 ^(c)		1,190	189
9.375% due 01/13/2034 ^(c)		40	7
11.950% due 08/05/2031 ^(c)		490	80

			390

Total Venezuela (Cost $3,837)			1,229

SHORT-TERM INSTRUMENTS 0.2%
NIGERIA TREASURY BILLS 0.2%
30.047% due 02/20/2025 - 05/20/2025 (e)(f)	NGN	901,500	491

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $504)		491

Total Investments in Securities (Cost $221,012)		207,941

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	190,939	1,859

Total Short-Term Instruments (Cost $1,859)		1,859

Total Investments in Affiliates (Cost $1,859)		1,859

Total Investments 104.2% (Cost $222,871)		$209,800
Financial Derivative Instruments (m)(n) 0.1%(Cost or Premiums, net $483)		113
Other Assets and Liabilities, net (4.3)%		(8,596)

Net Assets 100.0%		$201,317

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		When-issued security.
(b)		Payment in-kind security.
(c)		Security is not accruing income as of the date of this report.
(d)		Security did not produce income within the last twelve months.
(e)		Coupon represents a weighted average yield to maturity.
(f)		Zero coupon security.
(g)		Security becomes interest bearing at a future date.
(h)		Principal amount of security is adjusted for inflation.
(i)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)		Contingent convertible security.
(k)		RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'			06/10/2022	$43	$43	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	5.000%	09/20/2024	TBD(2)		$(774)	$(776)
	5.050	09/20/2024	TBD(2)		(1,571)	(1,574)
BRC	5.050	09/20/2024	TBD(2)		(2,379)	(2,383)
	8.200	09/20/2024	TBD(2)	ZAR	(20,480)	(1,188)
MYI	3.850	09/20/2024	TBD(2)		$(528)	(528)
NOM	4.820	09/20/2024	TBD(2)		(684)	(685)
	5.050	09/20/2024	TBD(2)		(1,469)	(1,471)

Total Reverse Repurchase Agreements						$(8,605)

(l)		Securities with an aggregate market value of $9,118 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(9,312) at a weighted average interest rate of 5.709%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)		Open maturity reverse repurchase agreement.
(m)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2024	28	$5,831	$12	$0	$(11)
U.S. Treasury 5-Year Note December Futures	12/2024	69	7,582	19	0	(25)
U.S. Treasury 10-Year Note December Futures	12/2024	323	36,913	43	0	(146)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	12	1,597	(3)	0	(7)

$71	$0	$(189)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond December Futures	12/2024	56	$(8,410)	$(110)	$0	$(27)
Euro-Buxl 30-Year Bond December Futures	12/2024	9	(1,365)	(13)	0	(11)

$(123)	$0	$(38)

Total Futures Contracts	$(52)	$0	$(227)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$1,000	$57	$(52)	$5	$0	$(1)
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028	900	56	(48)	8	0	0

$113	$(100)	$13	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-41 5-Year Index	1.000%	Quarterly	06/20/2029	100	$(4)	$2	$(2)	$0	$0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	100	(3)	0	(3)	0	0

$(7)	$2	$(5)	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	5,100	$102	$8	$110	$0	$(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	$5,700	212	(507)	(295)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	400	2	(33)	(31)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	1,500	(44)	69	25	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	2,970	(95)	18	(77)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	8,200	230	(215)	15	24	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	200	3	(25)	(22)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	200	(1)	7	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	200	(1)	7	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	400	(2)	24	22	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	300	(1)	17	16	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	400	(1)	23	22	0	(1)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		300	(1)	18	17	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		300	(1)	17	16	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		200	(1)	13	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	13	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		680	(37)	37	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		2,900	(123)	(80)	(203)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,500	8	(55)	(47)	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		700	(11)	(16)	(27)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		400	(1)	(12)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		100	6	(9)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039		500	(2)	(19)	(21)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	18	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		920	45	(73)	(28)	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,900	15	(135)	(120)	11	0
Receive	1-Year BRL-CDI	11.253	Maturity	01/04/2027	BRL	6,400	0	19	19	1	0
Pay	1-Year BRL-CDI	11.550	Maturity	01/04/2027		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.570	Maturity	01/04/2027		5,700	0	(10)	(10)	0	(1)
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027		2,200	0	(9)	(9)	0	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	2,700	21	31	52	9	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		4,100	33	38	71	24	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		600	(1)	1	0	0	(6)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/10/2029	ILS	3,600	0	(4)	(4)	0	(2)
Pay	3-Month ILS-TELBOR	4.130	Annual	09/10/2029		2,200	0	(2)	(2)	0	(1)
Pay	3-Month ILS-TELBOR	4.180	Annual	09/11/2029		2,500	0	(1)	(1)	0	(1)
Pay	3-Month ILS-TELBOR	4.161	Annual	09/12/2029		2,400	0	(1)	(1)	0	(1)
Pay	3-Month ILS-TELBOR	4.073	Annual	09/13/2029		1,500	0	(2)	(2)	0	(1)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/18/2029		2,300	0	(3)	(3)	0	(1)
Pay	3-Month ILS-TELBOR	4.160	Annual	09/18/2029		100	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		800	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		500	0	(1)	(1)	0	0
Pay	3-Month ILS-TELBOR	4.240	Annual	09/19/2029		200	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.210	Annual	09/20/2029		2,000	0	0	0	0	(1)
Pay	3-Month ILS-TELBOR	4.280	Annual	09/23/2029		200	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	29,000	0	10	10	0	0
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	623,400	0	(44)	(44)	2	0
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		600,000	0	8	8	0	(2)
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029	CZK	33,100	9	14	23	2	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	300	(1)	21	20	1	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		300	(1)	22	21	1	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	32	31	2	0

							$357	$(753)	$(396)	$107	$(50)

Total Swap Agreements							$463	$(851)	$(388)	$107	$(51)

Cash of $2,179 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)					This instrument has a forward starting effective date.
(n)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2024	CZK	1,265		$56	$0	$0
	10/2024	ILS	182		48	0	(1)
	10/2024	PEN	949		252	0	(4)
	10/2024	PLN	24		6	0	0
	10/2024		$141	HUF	49,921	0	(1)
	10/2024		11	KRW	15,019	0	0
	10/2024	ZAR	3,009		$167	0	(7)
	02/2025	NGN	89,746		63	12	0
BPS	10/2024	BRL	7,970		1,461	0	(2)
	10/2024	CZK	1,890		82	0	(1)
	10/2024	GBP	27		36	0	(1)
	10/2024	HUF	83,949		233	0	(2)
	10/2024	ILS	857		226	0	(4)
	10/2024	NZD	549		342	0	(7)
	10/2024		$1,425	BRL	7,970	38	0
	10/2024		219	EUR	198	2	0
	10/2024		135	HUF	49,066	2	0
	10/2024		122	KRW	162,606	2	0
	10/2024		12	PLN	46	0	0
	11/2024	PLN	46		$12	0	0
	11/2024	TWD	796		25	0	0
	12/2024	MXN	28,701		1,424	0	(18)
	05/2029	KWD	280		964	22	0
	07/2029		62		214	5	0
BRC	10/2024	GBP	418		551	0	(7)
	10/2024	MYR	556		129	0	(6)
	10/2024	PLN	73		19	0	0
	10/2024	TRY	2,923		82	0	(3)
	10/2024		$117	CZK	2,712	3	0
	10/2024		103	NZD	164	1	0
	10/2024		61	SEK	615	0	0
	10/2024		44	TRY	1,542	2	0
	11/2024	EUR	907	RON	4,534	2	0
	11/2024	NZD	164		$103	0	(1)
	11/2024	SEK	614		61	0	0
	11/2024	TRY	3,688		101	0	0
	11/2024		$373	TRY	14,002	15	0
	11/2024		181	TWD	5,728	1	0
	12/2024	TRY	5,648		$151	0	(2)
	12/2024		$120	MXN	2,349	0	(2)
	07/2025		511	TRY	23,208	7	0
CBK	10/2024	BRL	1,952		$358	0	(1)
	10/2024	THB	43		1	0	0
	10/2024		$358	BRL	1,952	0	0
	10/2024		207	EUR	186	0	0
	10/2024		222	IDR	3,441,397	5	0
	10/2024		239	ILS	872	0	(5)
	10/2024		171	INR	14,420	1	0
	10/2024		182	PHP	10,180	0	(1)
	10/2024	ZAR	19,078		$1,046	0	(57)
	11/2024	TWD	3,254		102	0	(1)
	11/2024		$358	BRL	1,959	0	0
	11/2024		62	KZT	30,070	0	0
	12/2024	PEN	107		$28	0	(1)
	12/2024		$112	EGP	5,716	2	0
	12/2024		486	PEN	1,829	7	0
	02/2025	NGN	86,502		$59	9	0
DUB	10/2024	IDR	1,527,322		101	1	0
	10/2024	PEN	3,010		799	0	(13)
	10/2024	PLN	147		38	0	0
	10/2024		$15	PLN	57	0	0
	11/2024	PLN	57		$15	0	0
	11/2024		$345	KZT	167,607	1	0
	02/2025	MXN	78,013		$3,856	0	(26)
	03/2025		$309	EGP	17,690	33	0
FAR	10/2024	AUD	206		$142	0	(1)
	10/2024	BRL	4,374		792	0	(11)
	10/2024		$803	BRL	4,374	0	0
	10/2024		11,086	EUR	9,914	0	(50)
	10/2024		242	NZD	386	3	0
	11/2024	EUR	9,914		$11,101	50	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

	11/2024	NZD	386		242	0	(3)
	11/2024		$142	AUD	206	1	0
	12/2024	PEN	1,193		$314	0	(7)
GLM	10/2024	BRL	3,117		571	0	(1)
	10/2024	PLN	157		40	0	(1)
	10/2024		$570	BRL	3,117	3	0
	10/2024		16	INR	1,332	0	0
	11/2024	DOP	72,997		$1,208	0	(2)
	11/2024	TWD	3,211		99	0	(3)
	12/2024	BRL	3,139		570	0	(2)
	12/2024	DOP	32,863		542	0	(1)
	12/2024	EUR	915	RON	4,572	0	0
	12/2024		$236	BRL	1,298	1	0
	02/2025	MXN	35,363		$1,737	0	(23)
	03/2025		$66	EGP	3,450	1	0
	04/2025	BRL	59,600		$10,717	56	(1)
IND	10/2024	MYR	29		7	0	0
	10/2024		$12	KRW	15,423	0	0
JPM	10/2024	EUR	55	GBP	46	1	0
	10/2024	HUF	50,970		$140	0	(3)
	10/2024	ILS	416		115	3	0
	10/2024	NOK	4,436		419	0	(1)
	10/2024	PLN	170		44	0	0
	10/2024		$122	CZK	2,740	0	(1)
	10/2024		108	TRY	3,858	4	0
	10/2024		116	ZAR	2,138	8	0
	11/2024	TRY	4,378		$120	0	(1)
	11/2024	TWD	662		20	0	(1)
	11/2024		$32	EGP	1,608	1	0
	11/2024		419	NOK	4,435	1	0
	11/2024		171	TRY	6,372	7	0
	12/2024	CLP	153,650		$163	0	(8)
	12/2024	TRY	635		17	0	0
	12/2024		$184	EGP	9,298	2	0
	12/2024		119	TRY	4,506	3	0
	02/2025		39	EGP	2,087	2	0
	03/2025		153		8,744	16	0
	05/2025	TRY	2,534		$58	0	(2)
	05/2025		$123	TRY	5,468	6	0
MBC	10/2024	GBP	46	EUR	55	0	0
	10/2024	NOK	175		$17	0	0
	10/2024	SEK	615		60	0	(1)
	10/2024	SGD	183		143	0	0
	10/2024		$518	CAD	700	0	0
	10/2024		595	GBP	445	0	0
	10/2024		122	ILS	450	0	(1)
	10/2024		63	JPY	9,060	0	0
	10/2024		22	KRW	29,654	0	0
	10/2024		370	NOK	3,891	0	(1)
	10/2024		13	PLN	51	0	0
	11/2024	CAD	699		$518	0	0
	11/2024	EUR	55	GBP	46	0	0
	11/2024	GBP	445		$595	0	0
	11/2024	PLN	139		36	0	0
	11/2024	TWD	667		21	0	0
	11/2024		$17	NOK	175	0	0
	11/2024		143	SGD	183	0	0
	02/2025		89	NGN	144,180	0	(6)
MYI	10/2024	CZK	6,202		$267	0	(7)
	10/2024	EUR	10,298		11,476	13	(1)
	10/2024	ILS	135		36	0	0
	10/2024		$117	HUF	42,227	1	0
	10/2024		11	KRW	14,969	0	0
	10/2024		69	NOK	721	0	0
	10/2024		141	SGD	183	2	0
	11/2024	TWD	430		$14	0	0
	12/2024	MXN	3,051		156	3	0
	12/2024		$101	CLP	90,739	0	0
RBC	12/2024	MXN	2,353		$118	0	0
SCX	10/2024	CAD	700		519	2	0
	10/2024		$303	EGP	14,894	3	0
	10/2024		186	INR	15,613	0	0
	11/2024	TWD	125		$4	0	0
	12/2024	PEN	458		121	0	(3)
	12/2024		$89	EGP	4,497	1	0
	02/2025	NGN	103,802		$72	12	0
	02/2025		$84	NGN	135,870	0	(6)
SOG	10/2024		153	EGP	7,597	4	0
	12/2024		240		12,248	5	0
	03/2025		179		9,397	2	0
	05/2025		40		2,149	1	0
SSB	10/2024	PHP	5,659		$101	0	0
TOR	10/2024		$140	AUD	206	3	0
UAG	10/2024	CHF	208		$248	2	0
	10/2024	PLN	64		17	0	0
	10/2024		$245	CHF	208	1	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

10/2024	ZAR	14,583	$797	0	(46)
11/2024	CHF	207	245	0	(1)
12/2024	MXN	122	6	0	0
02/2025	TRY	6,874	171	0	(5)

Total Forward Foreign Currency Contracts	$397	$(375)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus TRY	TRY	38.670	02/21/2025	502	$(7)	$(11)
UAG	Call - OTC USD versus TRY	44.155	01/31/2025	985	(25)	(12)

Total Written Options	$(32)	$(23)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	(1.000)%	Quarterly	12/20/2028	0.422%	$200	$(4)	$(1)	$0	$(5)
Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.596	100	3	(4)	0	(1)
Panama Government International Bond	(1.000)	Quarterly	06/20/2029	1.451	200	5	(2)	3	0
Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	0.986	400	34	(34)	0	0
BPS	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.422	120	(2)	(1)	0	(3)
Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.596	100	3	(4)	0	(1)
South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.316	800	(26)	(1)	0	(27)
BRC	Panama Government International Bond	(1.000)	Quarterly	06/20/2029	1.451	200	6	(2)	4	0
Saudi Government International Bond	(1.000)	Quarterly	06/20/2034	0.929	2,200	(24)	11	0	(13)
South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.316	450	(15)	0	0	(15)
CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	0.986	300	25	(25)	0	0
GST	Saudi Government International Bond	(1.000)	Quarterly	06/20/2034	0.929	700	(8)	4	0	(4)
South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.316	700	(23)	0	0	(23)
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.053	100	0	0	0	0
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.053	200	0	(1)	0	(1)
MYC	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.422	280	(6)	(1)	0	(7)
Saudi Government International Bond	(1.000)	Quarterly	06/20/2034	0.929	1,200	(14)	7	0	(7)

$(46)	$(54)	$7	$(107)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.162%	$1,000	$25	$(15)	$10	$0
Chile Government International Bond	1.000	Quarterly	12/20/2026	0.220	100	1	1	2	0
Colombia Government International Bond	1.000	Quarterly	12/20/2025	0.568	800	(21)	25	4	0
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	0.923	200	(15)	16	1	0
Chile Government International Bond	1.000	Quarterly	12/20/2024	0.111	300	0	1	1	0
Chile Government International Bond	1.000	Quarterly	12/20/2027	0.306	1,000	(5)	27	22	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156	400	(1)	2	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.548	300	0	3	3	0
Peru Government International Bond	1.000	Quarterly	06/20/2026	0.295	600	4	3	7	0
Serbia Government International Bond	1.000	Quarterly	12/20/2027	1.194	200	(18)	17	0	(1)
BRC	Chile Government International Bond	1.000	Quarterly	06/20/2026	0.199	1,000	17	(3)	14	0
Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.121	500	5	(4)	1	0
Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2029	0.623	4,500	88	(6)	82	0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2025	0.890	100	0	0	0	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

	Panama Government International Bond	1.000	Quarterly	12/20/2024	0.290	300	0	1	1	0
	Peru Government International Bond	1.000	Quarterly	12/20/2025	0.237	800	9	(1)	8	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.121	1,900	(64)	68	4	0
DUB	Egypt Government International Bond	1.000	Quarterly	12/20/2024	2.644	200	(27)	26	0	(1)
GLM	Mexico Government International Bond	1.000	Quarterly	06/20/2029	1.098	400	(2)	1	0	(1)
GST	Indonesia Government International Bond	1.000	Quarterly	12/20/2029	0.689	3,500	50	3	53	0
	Israel Government International Bond	1.000	Quarterly	12/20/2024	0.841	200	0	0	0	0
	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.997	900	1	(1)	0	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	1.076	200	0	0	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966	100	(1)	1	0	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.295	1,500	7	11	18	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2029	0.412	1,100	31	0	31	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.121	300	3	(2)	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2029	0.623	1,200	23	(1)	22	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.420	600	(13)	14	1	0
	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.546	100	0	2	2	0
	State Oil Company of Azerb	5.000	Quarterly	06/20/2026	2.222	100	1	4	5	0
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.111	200	1	(1)	0	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.220	700	4	8	12	0
	China Government International Bond	1.000	Quarterly	12/20/2029	0.598	3,400	63	3	66	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.662	200	(1)	3	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.869	100	(2)	2	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966	500	(5)	6	1	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.295	1,800	3	19	22	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2026	0.203	300	4	1	5	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2029	0.623	2,700	52	(3)	49	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2028	2.285	1,300	(117)	54	0	(63)

							$98	$287	$451	$(66)

Total Swap Agreements							$52	$233	$458	$(173)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2024

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$211	$0	$211
Angola
Sovereign Issues	0	856	0	856
Argentina
Sovereign Issues	0	5,314	0	5,314
Armenia
Sovereign Issues	0	697	0	697
Azerbaijan
Corporate Bonds & Notes	0	1,434	0	1,434
Bahrain
Sovereign Issues	0	1,009	0	1,009
Benin
Sovereign Issues	0	199	0	199
Bermuda
Corporate Bonds & Notes	0	384	0	384
Brazil
Corporate Bonds & Notes	0	4,176	0	4,176
Sovereign Issues	0	12,497	0	12,497
Bulgaria
Sovereign Issues	0	853	0	853
Cameroon
Sovereign Issues	0	632	0	632
Cayman Islands
Convertible Bonds & Notes	0	584	0	584
Corporate Bonds & Notes	0	4,294	0	4,294
Sovereign Issues	0	209	0	209
Chile
Corporate Bonds & Notes	0	3,596	0	3,596
Sovereign Issues	0	1,504	0	1,504
Colombia
Corporate Bonds & Notes	0	910	0	910
Sovereign Issues	0	3,365	0	3,365
Costa Rica
Sovereign Issues	0	332	0	332
Czech Republic
Corporate Bonds & Notes	0	359	0	359
Dominican Republic
Sovereign Issues	0	7,256	0	7,256
Ecuador
Sovereign Issues	0	2,352	0	2,352
Egypt
Sovereign Issues	0	3,802	0	3,802
El Salvador
Sovereign Issues	0	1,324	0	1,324
Gabon
Sovereign Issues	0	188	0	188
Ghana
Sovereign Issues	0	1,579	0	1,579
Guatemala
Sovereign Issues	0	1,792	0	1,792
Hong Kong
Corporate Bonds & Notes	0	588	0	588
Hungary
Corporate Bonds & Notes	0	213	0	213
Sovereign Issues	0	3,477	0	3,477
India
Corporate Bonds & Notes	0	133	0	133
Sovereign Issues	0	471	0	471
Indonesia
Corporate Bonds & Notes	0	6,289	0	6,289
Sovereign Issues	0	1,751	0	1,751
Ireland
Sovereign Issues	0	1,127	0	1,127
Isle of Man
Corporate Bonds & Notes	0	290	0	290
Israel
Corporate Bonds & Notes	0	1,135	0	1,135
Sovereign Issues	0	994	0	994
Italy
Sovereign Issues	0	210	0	210
Ivory Coast
Loan Participations and Assignments	0	0	1,111	1,111
Sovereign Issues	0	1,915	0	1,915
Jamaica
Corporate Bonds & Notes	0	164	0	164
Jordan
Sovereign Issues	0	1,087	0	1,087
Kazakhstan
Corporate Bonds & Notes	0	1,940	0	1,940
Kenya
Sovereign Issues	0	955	0	955
Latvia
Sovereign Issues	0	519	0	519
Lebanon

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Sovereign Issues	0	47	0	47
Luxembourg
Common Stocks	0	0	244	244
Corporate Bonds & Notes	0	2,605	0	2,605
Macedonia
Sovereign Issues	0	582	0	582
Malaysia
Corporate Bonds & Notes	0	507	0	507
Mauritius
Corporate Bonds & Notes	0	200	0	200
Mexico
Corporate Bonds & Notes	0	8,362	0	8,362
Sovereign Issues	0	10,014	0	10,014
Mongolia
Sovereign Issues	0	212	0	212
Morocco
Corporate Bonds & Notes	0	1,418	0	1,418
Sovereign Issues	0	148	0	148
Namibia
Sovereign Issues	0	298	0	298
Netherlands
Corporate Bonds & Notes	0	2,226	0	2,226
Nigeria
Corporate Bonds & Notes	0	634	0	634
Sovereign Issues	0	2,016	0	2,016
Oman
Sovereign Issues	0	2,743	0	2,743
Pakistan
Sovereign Issues	0	1,656	0	1,656
Panama
Corporate Bonds & Notes	0	772	0	772
Sovereign Issues	0	2,491	0	2,491
Paraguay
Sovereign Issues	0	1,236	0	1,236
Peru
Corporate Bonds & Notes	0	2,581	0	2,581
Sovereign Issues	0	1,429	0	1,429
Philippines
Corporate Bonds & Notes	0	903	0	903
Sovereign Issues	0	2,428	0	2,428
Poland
Sovereign Issues	0	2,143	0	2,143
Qatar
Corporate Bonds & Notes	0	2,780	0	2,780
Sovereign Issues	0	2,455	0	2,455
Romania
Sovereign Issues	0	2,436	0	2,436
Russia
Sovereign Issues	0	205	0	205
Saudi Arabia
Corporate Bonds & Notes	0	2,124	0	2,124
Sovereign Issues	0	5,554	0	5,554
Senegal
Sovereign Issues	0	1,152	0	1,152
Serbia
Sovereign Issues	0	851	0	851
Singapore
Corporate Bonds & Notes	0	306	0	306
Slovenia
Sovereign Issues	0	731	0	731
South Africa
Corporate Bonds & Notes	0	1,561	1,406	2,967
Sovereign Issues	0	3,463	0	3,463
South Korea
Corporate Bonds & Notes	0	1,514	0	1,514
Sovereign Issues	0	408	0	408
Spain
Corporate Bonds & Notes	0	802	0	802
Sri Lanka
Sovereign Issues	0	1,524	0	1,524
Supranational
Corporate Bonds & Notes	0	574	0	574
Switzerland
Corporate Bonds & Notes	0	253	0	253
Trinidad and Tobago
Corporate Bonds & Notes	0	189	0	189
Sovereign Issues	0	307	0	307
Tunisia
Sovereign Issues	0	874	0	874
Turkey
Corporate Bonds & Notes	0	423	0	423
Loan Participations and Assignments	0	1,109	1,117	2,226
Sovereign Issues	0	9,303	0	9,303
Ukraine
Sovereign Issues	0	1,552	0	1,552
United Arab Emirates

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Corporate Bonds & Notes	0	4,493	0	4,493
Sovereign Issues	0	2,582	0	2,582
United Kingdom
Corporate Bonds & Notes	0	3,627	0	3,627
Non-Agency Mortgage-Backed Securities	0	500	0	500
United States
Asset-Backed Securities	0	3,134	0	3,134
Common Stocks	0	0	43	43
Corporate Bonds & Notes	0	1,340	196	1,536
Non-Agency Mortgage-Backed Securities	0	3,126	0	3,126
U.S. Government Agencies	0	3,329	0	3,329
U.S. Treasury Obligations	0	3,473	0	3,473
Uruguay
Sovereign Issues	0	301	0	301
Uzbekistan
Corporate Bonds & Notes	0	435	0	435
Sovereign Issues	0	697	0	697
Venezuela
Corporate Bonds & Notes	0	839	0	839
Sovereign Issues	0	390	0	390
Short-Term Instruments
Nigeria Treasury Bills	0	491	0	491

$0	$203,824	$4,117	$207,941
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,859	$0	$0	$1,859

Total Investments	$1,859	$203,824	$4,117	$209,800

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	107	0	107
Over the counter	0	855	0	855

$0	$962	$0	$962
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	(240)	0	(278)
Over the counter	0	(571)	0	(571)

$(38)	$(811)	$0	$(849)

Total Financial Derivative Instruments	$(38)	$151	$0	$113

Totals	$1,821	$203,975	$4,117	$209,913

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (1)

Investments in Securities, at Value
Colombia(2)
Loan Participations and Assignments	$981	$(965)	$0	$0	$0	$(16)	$0	$0	$0	$0
Ivory Coast(3)
Loan Participations and Assignments	1,104	1,063	(1,071)	2	10	3	0	0	1,111	47
Luxembourg
Common Stocks	246	0	0	0	0	(2)	0	0	244	(2)
Peru
Corporate Bonds & Notes	218	246	0	0	0	7	0	(471)	0	0
South Africa
Corporate Bonds & Notes	1,322	0	0	0	0	84	0	0	1,406	84
Turkey
Loan Participations and Assignments	0	1,114	0	0	0	3	0	0	1,117	3
United States
Common Stocks	43	0	0	0	0	0	0	0	43	0
Corporate Bonds & Notes	0	196	0	0	0	0	0	0	196	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2024 (Unaudited)

Totals	$3,914	$1,654	$(1,071)	$2	$10	$79	$0	$(471)	$4,117	$132

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Ivory Coast
Loan Participations and Assignments	$1,111	Indicative Market Quotation	Broker Quote	99.834	—
Luxembourg
Common Stocks	244	Indicative Market Quotation	Broker Quote	$24.656	—
South Africa
Corporate Bonds & Notes	1,406	Discounted Cash Flow	Discount Rate	8.860	—
Turkey
Loan Participations and Assignments	1,117	Other Valuation Techniques(4)	-	-	—
United States
Common Stocks	43	Comparable Companies	EBITDA Multiple	X	5.000	—
Corporate Bonds & Notes	196	Other Valuation Techniques(4)	-	-	—

Total	$4,117

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Country updated from United States to Colombia since prior fiscal year end.
(3)	Country updated from Tanzania to Ivory Coast since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$170	$47,059	$(45,370)	$0	$0	$1,859	$59	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GST	Goldman Sachs International	NOM	Nomura Securities International, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	PHP	Philippine Peso
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	PYG	Paraguayan Guarani
CHF	Swiss Franc	KRW	South Korean Won	RON	Romanian New Leu
CLP	Chilean Peso	KWD	Kuwaiti Dinar	SEK	Swedish Krona
CZK	Czech Koruna	KZT	Kazakhstani Tenge	SGD	Singapore Dollar
DOP	Dominican Peso	MXN	Mexican Peso	THB	Thai Baht
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TRY	Turkish New Lira
EUR	Euro	NGN	Nigerian Naira	TWD	Taiwanese Dollar
GBP	British Pound	NOK	Norwegian Krone	USD (or $)	United States Dollar
HUF	Hungarian Forint	NZD	New Zealand Dollar	UZS	Uzbekistani Sum
IDR	Indonesian Rupiah	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBD	To-Be-Determined
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
DAC	Designated Activity Company	PIK	Payment-in-Kind	TELBOR	Tel Aviv Inter-Bank Offered Rate
EURIBOR	Euro Interbank Offered Rate

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.9% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$65	$37
4.125% due 07/09/2035 þ		44	20

Total Argentina (Cost $58)			57

AUSTRALIA 0.2%
SOVEREIGN ISSUES 0.2%
Australia Government International Bond
1.750% due 06/21/2051	AUD	50	20
2.500% due 05/21/2030		400	260

Total Australia (Cost $358)			280

BERMUDA 0.4%
ASSET-BACKED SECURITIES 0.4%
Symphony CLO Ltd. 6.875% due 04/25/2034 •		$500	501

Total Bermuda (Cost $500)			501

BRAZIL 1.0%
SOVEREIGN ISSUES 1.0%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (c)	BRL	7,200	1,253

Total Brazil (Cost $1,269)			1,253

CANADA 3.2%
CORPORATE BONDS & NOTES 0.5%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$69	65
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	110
Toronto-Dominion Bank 4.814% due 07/16/2027		$500	512

			687

SOVEREIGN ISSUES 2.7%
Canada Government Bond
1.500% due 12/01/2044 (e)	CAD	140	103
2.750% due 12/01/2033		1,800	1,366
4.000% due 03/01/2029		2,200	1,713
Export Development Canada 7.130% due 03/11/2029	INR	27,100	327

			3,509

Total Canada (Cost $4,108)			4,196

CAYMAN ISLANDS 4.3%
ASSET-BACKED SECURITIES 3.9%
Apidos CLO 6.477% due 07/17/2030 •		$78	78
Arbor Realty Commercial Real Estate Notes Ltd. 6.792% due 01/15/2037 •		274	274
BDS Ltd. 6.479% due 12/16/2036 •		288	287
Carlyle Global Market Strategies CLO Ltd.
6.328% due 08/14/2030 •		43	43
6.502% due 07/20/2032 •		500	501

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Carlyle U.S. CLO Ltd. 6.544% due 04/20/2031 •		143	143
CIFC Funding Ltd. 6.495% due 10/24/2030 •		259	259
Elmwood CLO Ltd. 6.916% due 01/17/2034 •		300	300
Golub Capital Partners Static Ltd. 6.512% due 04/20/2033 •		430	430
KREF Ltd. 6.415% due 02/17/2039 •		300	300
LCM Ltd. 6.624% due 04/20/2031 •		428	429
Marble Point CLO Ltd. 6.603% due 10/15/2030 •		91	91
MF1 Ltd. 6.315% due 02/19/2037 •		291	289
MF1 Multifamily Housing Mortgage Loan Trust 6.047% due 07/15/2036 •		34	34
Northwoods Capital Ltd. 6.137% due 06/15/2031 •		500	500
Starwood Commercial Mortgage Trust 6.329% due 04/18/2038 •		395	390
Starwood Mortgage Trust 6.692% due 11/15/2038 •		297	294
TPG Real Estate Finance Issuer Ltd. 6.733% due 02/15/2039 •		295	294
Voya CLO Ltd. 6.497% due 04/17/2030 •		157	157

			5,093

CORPORATE BONDS & NOTES 0.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		282	263

SOVEREIGN ISSUES 0.2%
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	209

Total Cayman Islands (Cost $5,583)			5,565

CHILE 0.2%
SOVEREIGN ISSUES 0.2%
Chile Government International Bond 4.850% due 01/22/2029		$200	205

Total Chile (Cost $200)			205

DENMARK 1.5%
CORPORATE BONDS & NOTES 1.5%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	121	14
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		556	69
Nykredit Realkredit AS
1.000% due 04/01/2025		8,800	1,303
Realkredit Danmark AS
1.000% due 01/01/2025		1,400	208
1.000% due 04/01/2025		2,700	400
1.500% due 10/01/2053		278	35

Total Denmark (Cost $1,981)			2,029

FRANCE 3.1%
CORPORATE BONDS & NOTES 0.2%
Credit Agricole SA 6.316% due 10/03/2029 •		$300	319

SOVEREIGN ISSUES 2.9%
France Government International Bond
0.750% due 05/25/2052	EUR	1,600	935
2.000% due 05/25/2048		500	430
3.000% due 06/25/2049		300	311

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

UNEDIC ASSEO 0.875% due 05/25/2028		2,000	2,102

			3,778

Total France (Cost $5,063)			4,097

GERMANY 1.6%
CORPORATE BONDS & NOTES 1.6%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	215
1.750% due 11/19/2030 •		200	204
3.035% due 05/28/2032 •		$150	134
3.547% due 09/18/2031 •		200	187
5.000% due 09/05/2030 •	EUR	100	118
Kreditanstalt fuer Wiederaufbau 0.000% due 12/15/2027 (c)		1,200	1,243

Total Germany (Cost $2,128)			2,101

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$200	216

Total Hungary (Cost $199)			216

IRELAND 2.9%
ASSET-BACKED SECURITIES 2.6%
Accunia European CLO DAC 4.635% due 07/15/2030 •	EUR	79	88
Armada Euro CLO DAC 4.405% due 07/15/2031 •		326	363
BBAM European CLO DAC 4.558% due 07/22/2034 •		500	554
CVC Cordatus Loan Fund DAC 4.335% due 10/15/2031 •		225	250
CVC Cordatus Opportunity Loan Fund DAC 4.922% due 08/15/2033 •		495	554
Harvest CLO DAC 1.040% due 07/15/2031		385	411
Jubilee CLO DAC 4.335% due 04/15/2031 •		250	278
Man GLG Euro CLO DAC 4.171% due 12/15/2031 •		241	268
Rockford Tower Europe CLO DAC 4.665% due 01/24/2035 •		600	666

			3,432

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC 1.650% due 10/29/2024		$200	199

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 4.874% due 01/24/2061 •	EUR	200	223

Total Ireland (Cost $3,934)			3,854

ISRAEL 0.5%
SOVEREIGN ISSUES 0.5%
Israel Government International Bond
5.375% due 03/12/2029		$200	203
5.500% due 03/12/2034		200	202
5.750% due 03/12/2054		200	191

Total Israel (Cost $590)			596

ITALY 2.0%
CORPORATE BONDS & NOTES 0.3%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	300	322

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Nexi SpA 2.125% due 04/30/2029		100	104

			426

SOVEREIGN ISSUES 1.7%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$200	203
Italy Buoni Poliennali Del Tesoro 3.850% due 09/15/2026	EUR	1,800	2,057

			2,260

Total Italy (Cost $2,618)			2,686

JAPAN 6.3%
CORPORATE BONDS & NOTES 0.2%
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		$300	311

SOVEREIGN ISSUES 6.1%
Development Bank of Japan, Inc.
2.125% due 09/01/2026	EUR	500	553
4.000% due 08/28/2027		$300	301
Japan Finance Organization for Municipalities
0.625% due 09/02/2025		400	387
2.375% due 09/08/2027	EUR	2,300	2,548
Japan Government International Bond
0.100% due 01/01/2026	JPY	60,000	416
0.100% due 03/10/2028 (e)		189,878	1,365
0.400% due 06/20/2029		110,000	762
0.700% due 06/20/2051		14,000	71
1.500% due 09/20/2043		110,000	748
2.200% due 06/20/2054		120,000	856

			8,007

Total Japan (Cost $8,498)			8,318

JERSEY, CHANNEL ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.4%
Verdelite Static CLO Ltd. 6.424% due 07/20/2032 •		$500	501

Total Jersey, Channel Islands (Cost $500)			501

LUXEMBOURG 4.5%
SOVEREIGN ISSUES 4.5%
European Financial Stability Facility 1.250% due 05/24/2033	EUR	5,900	5,890

Total Luxembourg (Cost $5,586)			5,890

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	300	198

Total Norway (Cost $218)			198

PERU 0.9%
SOVEREIGN ISSUES 0.9%
Peru Government International Bond
7.300% due 08/12/2033	PEN	2,700	788
7.600% due 08/12/2039		1,400	412

Total Peru (Cost $1,180)			1,200

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond
3.875% due 02/14/2033	EUR	200	234
4.875% due 10/04/2033		$100	102
5.125% due 09/18/2034		200	206
5.500% due 04/04/2053		100	102

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Total Poland (Cost $612)			644

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$200	176

Total Qatar (Cost $199)			176

ROMANIA 1.0%
SOVEREIGN ISSUES 1.0%
Romania Government International Bond
1.750% due 07/13/2030	EUR	200	190
2.000% due 01/28/2032		100	91
2.000% due 04/14/2033		100	87
2.124% due 07/16/2031		100	93
2.750% due 04/14/2041		100	75
2.875% due 04/13/2042		100	75
5.000% due 09/27/2026		300	344
5.125% due 09/24/2031		100	112
5.250% due 05/30/2032		100	112
5.625% due 05/30/2037		100	110

Total Romania (Cost $1,440)			1,289

SAUDI ARABIA 1.2%
SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
4.750% due 01/18/2028		$300	306
4.750% due 01/16/2030		1,100	1,125
4.875% due 07/18/2033		200	204

Total Saudi Arabia (Cost $1,590)			1,635

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	99
2.050% due 09/23/2036		100	83

Total Serbia (Cost $231)			182

SINGAPORE 0.7%
SOVEREIGN ISSUES 0.7%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	117	88
3.250% due 06/01/2054		1,017	894

Total Singapore (Cost $876)			982

SOUTH AFRICA 1.7%
SOVEREIGN ISSUES 1.7%
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	13,000	727
8.875% due 02/28/2035		17,400	933
10.000% due 03/31/2033		9,800	578

Total South Africa (Cost $2,203)			2,238

SOUTH KOREA 1.6%
SOVEREIGN ISSUES 1.6%
Korea Government International Bond
2.000% due 06/10/2031	KRW	1,401,200	1,007
2.375% due 12/10/2028		261,850	196
2.625% due 06/10/2028		281,140	213
3.250% due 03/10/2028		279,650	217
4.250% due 12/10/2032		195,340	163
Korea Housing Finance Corp. 5.375% due 11/15/2026		$300	308

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Total South Korea (Cost $2,056)			2,104

SPAIN 0.4%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		$200	212
Banco Santander SA 1.849% due 03/25/2026		200	193

			405

SOVEREIGN ISSUES 0.1%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	100	116

Total Spain (Cost $530)			521

SUPRANATIONAL 1.6%
CORPORATE BONDS & NOTES 1.0%
European Investment Bank 0.500% due 01/15/2027	EUR	1,200	1,286

SOVEREIGN ISSUES 0.6%
European Union 2.500% due 11/04/2027		700	786

Total Supranational (Cost $1,951)			2,072

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
UBS Group AG
5.617% due 09/13/2030 •		$200	209
6.442% due 08/11/2028 •		300	316
6.537% due 08/12/2033 •		600	663
9.016% due 11/15/2033 •		300	379

Total Switzerland (Cost $1,391)			1,567

UNITED ARAB EMIRATES 0.3%
SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond 5.500% due 04/30/2054		$400	427

Total United Arab Emirates (Cost $393)			427

UNITED KINGDOM 3.3%
ASSET-BACKED SECURITIES 0.5%
Tower Bridge Funding PLC 0.000% due 12/20/2066 •	GBP	500	669

CORPORATE BONDS & NOTES 1.5%
HSBC Holdings PLC
3.973% due 05/22/2030 •		$100	97
4.041% due 03/13/2028 •		200	198
4.787% due 03/10/2032 •	EUR	200	240
NatWest Group PLC 4.892% due 05/18/2029 •		$400	404
Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		200	202
6.534% due 01/10/2029 •		300	318
Standard Chartered PLC
2.608% due 01/12/2028 •		200	191
2.678% due 06/29/2032 •		300	262

			1,912

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Eurohome U.K. Mortgages PLC 5.249% due 06/15/2044 •	GBP	106	140
Eurosail PLC 6.049% due 06/13/2045 •		122	163
Ripon Mortgages PLC 5.680% due 08/28/2056 •		587	785

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Towd Point Mortgage Funding 5.952% due 07/20/2053 •		471	632

			1,720

Total United Kingdom (Cost $4,306)			4,301

UNITED STATES 74.1%
ASSET-BACKED SECURITIES 3.7%
ACE Securities Corp. Home Equity Loan Trust 5.869% due 08/25/2035 •		$366	362
Citigroup Mortgage Loan Trust 5.959% due 07/25/2035 •		500	478
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		276	281
Countrywide Asset-Backed Certificates Trust
5.189% due 06/25/2047 •		509	490
5.369% due 08/25/2034 •		62	60
5.709% due 08/25/2047 •		45	44
Credit-Based Asset Servicing & Securitization Trust 5.089% due 11/25/2036 •		12	6
Fortress Credit Investments Ltd. 7.196% due 02/23/2039 •		152	151
GSAMP Trust 5.469% due 05/25/2046 •		394	375
Morgan Stanley ABS Capital, Inc. Trust
5.079% due 03/25/2037 •		753	325
5.469% due 08/25/2036 •		1,716	875
NovaStar Mortgage Funding Trust 5.509% due 05/25/2036 •		500	481
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		454	144
Securitized Asset-Backed Receivables LLC Trust 5.069% due 12/25/2036 •		5	2
SMB Private Education Loan Trust
1.290% due 07/15/2053		127	119
6.311% due 07/15/2053 •		32	32
6.792% due 02/16/2055 •		184	185
Soundview Home Loan Trust 5.469% due 11/25/2036 •		417	393
Structured Asset Securities Corp. Mortgage Loan Trust 6.815% due 04/25/2035 •		1	1
Terwin Mortgage Trust 5.909% due 11/25/2033 •		7	6
Washington Mutual Asset-Backed Certificates Trust 4.238% due 10/25/2036 •		29	11

			4,821

CORPORATE BONDS & NOTES 3.1%
Athene Global Funding 5.516% due 03/25/2027		200	205
Bayer U.S. Finance LLC 4.250% due 12/15/2025		200	199
Boeing Co. 6.259% due 05/01/2027		100	103
British Airways Pass-Through Trust 3.350% due 12/15/2030		53	50
Charter Communications Operating LLC
2.300% due 02/01/2032		200	161
3.500% due 03/01/2042		100	70
Corebridge Financial, Inc. 3.500% due 04/04/2025		100	99
GA Global Funding Trust 2.250% due 01/06/2027		150	143
GLP Capital LP 5.300% due 01/15/2029		200	204
Kraton Corp. 5.000% due 07/15/2027		300	306
Morgan Stanley
4.130% due 03/19/2027 ~	EUR	400	447
5.652% due 04/13/2028 •		$500	516
Morgan Stanley Bank NA 5.504% due 05/26/2028 •		300	309
Organon & Co. 4.125% due 04/30/2028		200	192
Pacific Gas & Electric Co. 4.000% due 12/01/2046		100	80
PacifiCorp 5.100% due 02/15/2029		150	155
Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	100	114
5.125% due 02/13/2031		$150	156
Principal Life Global Funding 1.375% due 01/10/2025		100	99

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Wells Fargo & Co.
3.908% due 04/25/2026 •	100	99
5.499% due 01/23/2035 •	300	315

		4,022

MUNICIPAL BONDS & NOTES 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.145% due 02/01/2033	100	100
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	97	100

		200

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
Adjustable Rate Mortgage Trust 5.592% due 09/25/2035 ~	2	2
American Home Mortgage Assets Trust
5.159% due 05/25/2046 •	94	80
5.179% due 10/25/2046 •	222	120
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	453	460
Banc of America Funding Trust
4.560% due 10/20/2046 ~	42	35
5.500% due 01/25/2036	14	14
6.205% due 02/20/2036 ~	26	25
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	234	206
BCAP LLC Trust
5.250% due 04/26/2037	291	169
5.309% due 01/25/2037 •	90	83
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~	1	1
4.300% due 05/25/2047 ~	61	56
5.388% due 08/25/2033 ~	2	2
6.065% due 11/25/2034 ~	1	1
6.230% due 10/25/2033 ~	1	1
6.997% due 05/25/2034 ~	5	5
Bear Stearns ALT-A Trust
4.560% due 08/25/2036 ~	97	46
4.693% due 11/25/2035 ~	39	30
5.240% due 09/25/2035 ~	47	28
Bear Stearns Structured Products, Inc. Trust 4.213% due 12/26/2046 ~	31	25
BX Trust 5.941% due 10/15/2036 •	270	268
Chase Mortgage Finance Trust 5.306% due 07/25/2037 ~	9	7
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.149% due 07/25/2036 •	160	147
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	704	595
6.940% due 09/25/2035 •	2	2
7.200% due 10/25/2035 •	83	83
Countrywide Alternative Loan Trust
4.638% due 11/25/2035 ~	74	68
5.250% due 06/25/2035	6	5
5.270% due 12/20/2046 •	147	127
5.285% due 07/20/2046 •	89	73
5.319% due 05/25/2037 •	33	10
5.495% due 03/20/2046 •	47	40
5.529% due 02/25/2037 •	54	45
6.000% due 04/25/2037	38	18
6.250% due 08/25/2037	17	8
6.500% due 06/25/2036	88	42
6.623% due 11/25/2035 •	10	9
7.163% due 11/25/2035 •	10	9
Countrywide Home Loan Mortgage Pass-Through Trust
3.873% due 05/25/2047 ~	43	36
4.733% due 11/25/2034 ~	4	4
5.429% due 05/25/2035 •	23	19
5.500% due 10/25/2035	32	17
5.509% due 04/25/2046 •	900	260
5.549% due 04/25/2035 •	2	2
5.569% due 03/25/2035 •	278	177
5.589% due 02/25/2035 •	187	171
5.609% due 03/25/2035 •	24	21
5.629% due 02/25/2035 •	3	2
5.729% due 09/25/2034 •	1	1
7.940% due 02/20/2036 •	125	114
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	75	64
6.500% due 07/26/2036	103	25
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.386% due 10/25/2036 þ	80	70

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

GCAT Trust
3.000% due 04/25/2052 ~	346	303
4.250% due 05/25/2067 ~	555	542
GreenPoint Mortgage Funding Trust 5.509% due 11/25/2045 •	3	3
GS Mortgage-Backed Securities Trust 2.500% due 12/25/2051 ~	80	67
GSR Mortgage Loan Trust
5.096% due 06/25/2034 ~	1	1
5.202% due 09/25/2035 ~	25	24
6.750% due 03/25/2033 •	1	1
HarborView Mortgage Loan Trust 5.973% due 12/19/2036 •	51	44
IndyMac INDX Mortgage Loan Trust 4.285% due 09/25/2035 ~	71	58
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	549	483
3.000% due 03/25/2052 ~	502	441
3.000% due 04/25/2052 ~	530	466
3.000% due 05/25/2052 ~	795	698
4.445% due 01/25/2037 ~	51	39
5.714% due 11/25/2033 ~	2	2
5.738% due 02/25/2035 ~	1	1
Luminent Mortgage Trust 5.689% due 04/25/2036 •	152	129
Manhattan West Mortgage Trust 2.130% due 09/10/2039	400	371
MASTR Adjustable Rate Mortgages Trust 6.170% due 05/25/2034 ~	120	117
MASTR Alternative Loan Trust 5.369% due 03/25/2036 •	44	4
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.651% due 12/15/2030 •	1	1
Merrill Lynch Mortgage Investors Trust
5.389% due 02/25/2036 •	19	19
6.685% due 02/25/2033 ~	2	2
Merrill Lynch Mortgage-Backed Securities Trust 4.271% due 04/25/2037 ~	3	3
MFA Trust 6.105% due 12/25/2068 þ	423	427
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	218	210
2.750% due 11/25/2059 ~	196	188
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.830% due 10/25/2035 ~	4	4
NYO Commercial Mortgage Trust 6.306% due 11/15/2038 •	400	389
OBX Trust 5.619% due 06/25/2057 •	66	64
One New York Plaza Trust 6.161% due 01/15/2036 •	500	478
PMT Loan Trust 2.500% due 07/25/2051 ~	320	270
PRPM Trust 6.221% due 11/25/2068 þ	443	449
Residential Accredit Loans, Inc. Trust
5.389% due 04/25/2046 •	117	30
6.000% due 12/25/2036	119	99
Residential Funding Mortgage Securities, Inc. Trust 5.500% due 11/25/2035	24	18
Structured Adjustable Rate Mortgage Loan Trust
7.251% due 02/25/2034 ~	2	1
Structured Asset Mortgage Investments Trust
5.349% due 07/25/2046 •	166	119
5.389% due 05/25/2036 •	28	19
5.409% due 05/25/2036 •	152	122
5.409% due 09/25/2047 •	135	119
5.529% due 02/25/2036 •	124	103
5.579% due 07/19/2035 •	17	16
5.779% due 03/19/2034 •	1	1
Structured Asset Securities Corp. 5.249% due 01/25/2036 •	64	53
SunTrust Alternative Loan Trust 5.619% due 12/25/2035 •	126	106
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	200	183
2.710% due 01/25/2060 ~	146	140
2.900% due 10/25/2059 ~	644	619
WaMu Mortgage Pass-Through Certificates Trust
3.745% due 01/25/2037 ~	9	8
4.240% due 12/25/2036 ~	2	2
4.306% due 12/25/2036 ~	13	11
4.308% due 06/25/2037 ~	23	20
4.572% due 09/25/2036 ~	30	26
5.509% due 12/25/2045 •	9	9
5.530% due 02/25/2033 ~	18	17

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

5.589% due 01/25/2045 •	1	1
5.609% due 01/25/2045 •	2	2
5.823% due 02/25/2047 •	125	108
6.006% due 03/25/2034 ~	5	5
6.171% due 07/25/2046 •	70	62
6.282% due 06/25/2033 ~	1	2
6.523% due 08/25/2042 •	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust 6.063% due 07/25/2046 •	29	18

		12,266

U.S. GOVERNMENT AGENCIES 47.9%
Fannie Mae
3.000% due 03/01/2060	154	137
3.500% due 01/01/2059	283	261
5.607% due 12/01/2034 •	1	1
5.795% due 06/25/2036 •	5	5
6.000% due 07/25/2044	7	7
6.986% due 11/01/2034 •	5	5
Freddie Mac
0.892% due 01/15/2038 ~(a)	71	5
3.000% due 03/01/2045	149	138
5.675% due 09/25/2031 •	4	4
5.816% due 01/15/2038 •	71	71
6.000% due 04/15/2036	75	80
6.323% due 10/25/2044 •	11	10
6.930% due 04/01/2037 •	9	9
Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	489	446
6.000% due 09/20/2038	2	2
6.135% due 04/20/2074 •	500	501
Ginnie Mae, TBA
2.500% due 11/01/2054	600	530
3.000% due 11/01/2054	3,500	3,195
Uniform Mortgage-Backed Security
2.500% due 02/01/2051	215	186
3.000% due 08/01/2042 - 10/01/2049	318	289
3.500% due 10/01/2034 - 07/01/2050	326	309
4.000% due 06/01/2050	108	105
6.000% due 01/01/2054 - 09/01/2054	25,689	26,342
6.500% due 12/01/2053	8,050	8,304
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	5,400	4,847
4.000% due 11/01/2054	600	577
4.500% due 10/01/2054 - 11/01/2054	8,700	8,554
6.000% due 10/01/2054	6,000	6,133
6.500% due 11/01/2054	1,700	1,752

		62,805

U.S. TREASURY OBLIGATIONS 9.8%
U.S. Treasury Bonds
1.625% due 11/15/2050 (f)	200	118
1.875% due 02/15/2041 (f)	300	220
2.250% due 08/15/2049 (f)	400	277
2.375% due 11/15/2049 (f)	350	249
3.000% due 02/15/2048 (f)	400	325
3.000% due 08/15/2048 (f)	175	142
3.375% due 11/15/2048 (f)	700	607
4.125% due 08/15/2044 (f)	650	645
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025 (f)	1,035	1,017
0.125% due 10/15/2025 (f)	121	119
0.125% due 07/15/2031 (f)	352	322
0.125% due 01/15/2032 (f)	113	103
0.250% due 01/15/2025 (f)	1,461	1,443
0.375% due 07/15/2025 (f)	332	327
0.500% due 01/15/2028 (h)	510	494
0.625% due 07/15/2032 (f)	108	101
1.125% due 01/15/2033 (f)	845	815
1.750% due 01/15/2028 (f)(h)	2,102	2,120
3.875% due 04/15/2029 (f)	306	338
U.S. Treasury Notes
3.500% due 02/15/2033 (f)	100	98
4.000% due 02/15/2034 (f)	1,100	1,119
4.500% due 11/15/2033 (f)(j)	1,700	1,796

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

			12,795

Total United States (Cost $98,514)			96,909

SHORT-TERM INSTRUMENTS 0.8%
JAPAN TREASURY BILLS 0.3%
0.176% due 05/20/2025 - 06/20/2025 (b)(c)	JPY	60,000	417

ROMANIA TREASURY BILLS 0.5%
5.952% due 06/30/2025 (c)(d)	RON	3,100	665

Total Short-Term Instruments (Cost $1,030)			1,082

Total Investments in Securities (Cost $161,893)			159,872

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		7,065	69

Total Short-Term Instruments (Cost $69)			69

Total Investments in Affiliates (Cost $69)			69

Total Investments 122.0% (Cost $161,962)			$159,941
Financial Derivative Instruments (g)(i) 0.5%(Cost or Premiums, net $1,688)			677
Other Assets and Liabilities, net (22.5)%			(29,507)

Net Assets 100.0%			$131,111

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Coupon represents a weighted average yield to maturity.
(c)					Zero coupon security.
(d)					Coupon represents a yield to maturity.
(e)					Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	5.030%	09/19/2024	10/10/2024		$(4,480)	$(4,488)
DEU	4.990	09/24/2024	10/01/2024		(2,608)	(2,611)
	5.020	09/23/2024	10/01/2024		(1,843)	(1,845)
	5.030	10/01/2024	10/08/2024		(4,792)	(4,792)
JPS	4.890	10/01/2024	10/08/2024		(649)	(649)
	4.990	10/01/2024	10/08/2024		(253)	(252)

Total Reverse Repurchase Agreements						$(14,637)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date		Amount Borrowed(1)	Payable for Sale-Buyback Transactions

GSC	0.200%	09/27/2024	10/01/2024		$(649)	$(649)

Total Sale-Buyback Transactions						$(649)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (26.6)%
U.S. Government Agencies (26.6)%
Uniform Mortgage-Backed Security, TBA		2.000%	11/01/2039	$2,300	$(2,118)	$(2,108)
Uniform Mortgage-Backed Security, TBA		2.000	11/01/2054	12,500	(10,494)	(10,352)
Uniform Mortgage-Backed Security, TBA		2.500	11/01/2054	800	(699)	(691)
Uniform Mortgage-Backed Security, TBA		3.500	11/01/2054	800	(749)	(746)
Uniform Mortgage-Backed Security, TBA		5.000	11/01/2054	100	(100)	(100)
Uniform Mortgage-Backed Security, TBA		5.500	11/01/2054	1,200	(1,217)	(1,214)
Uniform Mortgage-Backed Security, TBA		6.000	10/15/2054	8,000	(8,167)	(8,178)
Uniform Mortgage-Backed Security, TBA		6.000	11/01/2054	11,200	(11,421)	(11,447)

Total Short Sales (26.6)%					$(34,965)	$(34,836)

(f)					Securities with an aggregate market value of $9,523 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(1,053) at a weighted average interest rate of 5.064%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2024	63	$15,005	$35	$0	$(4)
3-Month SOFR Active Contract September Futures	12/2025	63	15,267	110	0	(17)
Australia Government 3-Year Bond December Futures	12/2024	7	519	(1)	0	(1)
Canada Government 5-Year Bond December Futures	12/2024	56	4,780	21	0	0
Euro-BTP December Futures	12/2024	1	135	3	0	0
Euro-Bund 10-Year Bond December Futures	12/2024	12	1,802	30	6	0
U.S. Treasury 2-Year Note December Futures	12/2024	27	5,623	11	0	(10)

$209	$6	$(32)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2025	125	$(30,152)	$(189)	$39	$0
Australia Government 10-Year Bond December Futures	12/2024	4	(322)	2	1	0
Canada Government 10-Year Bond December Futures	12/2024	16	(1,479)	(8)	0	0
Euro-Buxl 30-Year Bond December Futures	12/2024	2	(303)	(3)	0	(2)
Euro-OAT France Government 10-Year Bond December Futures	12/2024	48	(6,777)	(39)	0	(29)
Euro-Schatz December Futures	12/2024	37	(4,414)	(20)	0	(3)
Japan Government 10-Year Bond December Futures	12/2024	17	(17,109)	(35)	67	(38)
U.S. Treasury 5-Year Note December Futures	12/2024	49	(5,384)	(8)	18	0
U.S. Treasury 10-Year Note December Futures	12/2024	19	(2,171)	0	9	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	22	(2,603)	(7)	11	0
U.S. Treasury 30-Year Bond December Futures	12/2024	30	(3,726)	41	21	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	9	(1,198)	22	7	0
United Kingdom Long Gilt December Futures	12/2024	49	(6,448)	42	12	(11)

$(202)	$185	$(83)

Total Futures Contracts	$7	$191	$(115)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-41 10-Year Index	(1.000)%	Quarterly	12/20/2033	$800	$(2)	$(7)	$(8)	$0	$0
CDX.IG-43 10-Year Index	(1.000)	Quarterly	12/20/2034	10,700	(62)	(2)	(64)	1	0
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034	EUR	1,900	(5)	2	(4)	2	0

$(69)	$(7)	$(76)	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$29,800	$650	$35	$684	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	51,700	1,166	5	1,172	0	(3)

$1,816	$40	$1,856	$0	$(3)

INTEREST RATE SWAPS
Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	7,500	$(27)	$(68)	$(95)	$0	$(5)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	15,000	258	67	325	0	(8)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	9,100	121	(13)	108	4	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		1,500	25	69	94	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		100	2	(1)	1	0	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	INR	27,160	(2)	2	0	0	0
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029	JPY	40,000	0	0	0	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		130,000	36	6	42	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		727,000	(117)	86	(31)	13	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		40,000	1	(2)	(1)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,000,000	(25)	113	88	0	(18)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		20,000	1	0	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	262	103	365	6	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		530,000	(252)	15	(237)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		30,650	(12)	(25)	(37)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		10,000	1	1	2	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	12,190	35	(228)	(193)	0	(7)
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	153,080	(20)	(20)	(40)	0	(1)
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		212,740	3	(138)	(135)	0	(2)
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		23,620	0	(26)	(26)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		$9,900	22	129	151	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		8,200	35	24	59	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		4,600	11	(24)	(13)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		4,900	(2)	(6)	(8)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		43	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		700	10	(13)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		4,600	1	139	140	9	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		4,700	25	19	44	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		2,400	0	18	18	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,050	9	9	18	0	(3)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,600	116	29	145	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		500	0	11	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		200	0	5	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		400	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		800	0	(91)	(91)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		5,500	(9)	(724)	(733)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		9,160	(48)	(265)	(313)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,020	(199)	(6)	(205)	0	(22)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		200	(1)	17	16	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		10,350	(576)	576	0	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		100	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		11,200	30	(381)	(351)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		600	(2)	(12)	(14)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		300	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		500	(2)	(6)	(8)	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,100	(89)	7	(82)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,370	176	(135)	41	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		2,100	(245)	(7)	(252)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		300	22	(31)	(9)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		100	(4)	0	(4)	0	0
Pay(6)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	12,000	17	(1)	16	0	(14)
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	36,050	(36)	(75)	(111)	5	(2)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	4,600	31	17	48	6	0
Receive(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		3,600	(41)	(28)	(69)	0	(14)
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		500	0	(21)	(21)	0	(3)
Receive	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		500	0	(23)	(23)	0	(3)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		700	0	(31)	(31)	0	(4)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		1,100	0	(51)	(51)	0	(6)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		3,000	0	(140)	(140)	0	(16)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		600	(2)	(18)	(20)	0	(4)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		12,250	110	103	213	72	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		6,375	(10)	9	(1)	0	(66)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/18/2029	ILS	100	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		2,000	0	(1)	(1)	0	(1)
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		900	0	(1)	(1)	0	0
Pay	3-Month ILS-TELBOR	4.400	Annual	09/25/2029		4,600	0	11	11	0	(3)
Pay(6)	3-Month ILS-TELBOR	4.180	Annual	10/01/2029		2,100	0	0	0	0	(1)
Pay(6)	3-Month ILS-TELBOR	4.175	Annual	10/02/2029		1,900	0	(1)	(1)	0	(1)
Receive(6)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	3,119,650	(35)	3	(32)	0	(2)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	900	7	30	37	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(30)	(33)	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		2,800	36	(295)	(259)	0	(4)
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		13,600	(155)	312	157	0	(17)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		1,600	28	(6)	22	0	(3)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	5,170	36	73	109	7	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	17	16	2	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037	440	21	(31)	(10)	3	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050	100	0	47	47	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052	100	0	53	53	0	(1)
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	1,900	(12)	13	1	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025	2,300	8	(6)	2	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(25)	(25)	0	0
Pay(6)	CAONREPO	3.500	Annual	12/18/2025	CAD	4,500	(9)	30	21	2	0
Pay(6)	CAONREPO	3.898	Annual	06/19/2026	5,400	(1)	54	53	2	0
Pay(6)	CAONREPO	3.925	Annual	06/19/2026	5,100	0	51	51	2	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2028	5,100	(23)	89	66	7	0
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029	800	(53)	19	(34)	1	0
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031	400	(42)	13	(29)	1	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034	2,900	86	30	116	8	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053	900	9	(40)	(31)	0	(5)

$(469)	$(619)	$(1,088)	$236	$(348)

Total Swap Agreements	$1,278	$(586)	$692	$239	$(351)

(h)

Securities with an aggregate market value of $1,370 and cash of $4,989 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $4 and liability of $(3) for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2024	$970	CNH	6,943	$22	$0
BOA	10/2024	CAD	125	$92	0	0
10/2024	EUR	155	RON	774	1	0
10/2024	INR	3,864	$46	0	0
10/2024	KRW	188,753	141	0	(2)
10/2024	$375	EUR	336	0	(1)
10/2024	185	MYR	783	5	0
10/2024	188	PLN	727	1	0
10/2024	401	ZAR	7,163	13	0
10/2024	ZAR	4,934	$279	0	(6)
11/2024	CNH	714	99	0	(4)
02/2025	214	30	0	(1)
04/2025	DKK	5,100	752	0	(16)
BPS	10/2024	CAD	1,554	1,151	2	0
10/2024	CNH	4,294	606	0	(8)
10/2024	DKK	154	23	0	0
10/2024	INR	26,180	312	0	0
10/2024	JPY	195,141	1,306	8	(61)
10/2024	KRW	573,841	429	0	(7)
10/2024	PLN	641	167	1	0
10/2024	$2,303	CNH	16,498	54	0
10/2024	93	CNY	658	1	0
10/2024	1,262	EUR	1,137	5	(1)
10/2024	106	HUF	38,230	1	0
10/2024	246	IDR	3,789,013	3	0
10/2024	197	KRW	259,840	0	0
10/2024	798	NZD	1,282	17	0
10/2024	ZAR	1,463	$85	0	0
11/2024	TWD	8,630	271	0	(3)
11/2024	$2,688	CNH	19,268	71	0
11/2024	23	DKK	154	0	0
11/2024	167	PLN	642	0	(1)
12/2024	70	CNH	502	2	0
12/2024	181	MXN	3,645	2	0
01/2025	CNH	771	$108	0	(3)
04/2025	BRL	2,000	358	1	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

BRC	10/2024	CAD	95		70	0	0
	10/2024	EUR	40	RON	200	0	0
	10/2024	ILS	110		$30	0	0
	10/2024	JPY	250,000		1,611	0	(133)
	10/2024	MYR	1,127		266	0	(7)
	10/2024	NZD	382		241	0	(1)
	10/2024	PLN	1,550		403	0	0
	10/2024	SEK	4,774		472	2	0
	10/2024		$176	CNH	1,261	4	0
	10/2024		4,355	GBP	3,300	57	0
	10/2024		2,390	JPY	344,997	31	(16)
	10/2024		512	MYR	2,236	30	0
	10/2024		267	PLN	1,026	0	(1)
	10/2024		554	TRY	19,593	18	0
	11/2024		241	NZD	382	1	0
	11/2024		0	PLN	1	0	0
	11/2024		472	SEK	4,766	0	(2)
	12/2024	TRY	2,544		$68	0	0
	02/2025		$30	CNH	214	1	0
	04/2025	JPY	45,000		$307	0	(13)
	05/2025		40,000		274	0	(12)
BSH	10/2024	PEN	2,944		782	0	(12)
CBK	10/2024	AUD	231		158	0	(2)
	10/2024	BRL	210		38	0	0
	10/2024	CNH	15,992		2,256	0	(29)
	10/2024	DKK	31		5	0	0
	10/2024	EUR	304		338	0	0
	10/2024	GBP	855		1,132	0	(11)
	10/2024	KRW	327,626		245	0	(4)
	10/2024		$673	AUD	1,001	19	0
	10/2024		39	BRL	210	0	0
	10/2024		855	CNY	6,041	8	0
	10/2024		1,150	IDR	17,823,451	22	0
	10/2024		50	ILS	184	0	(1)
	10/2024		1,378	INR	115,883	4	0
	10/2024		140	JPY	20,000	0	(1)
	10/2024		422	THB	14,033	14	0
	10/2024		696	ZAR	12,701	38	0
	10/2024	ZAR	2,484		$142	0	(1)
	11/2024	BRL	829		148	0	(4)
	11/2024	CNH	1,303		185	0	(2)
	11/2024	EUR	558		625	3	0
	11/2024	TWD	35,282		1,108	0	(12)
	11/2024		$38	BRL	211	0	0
	11/2024		3,246	CNH	23,116	65	0
	11/2024		193	CNY	1,345	0	0
	11/2024		5	DKK	31	0	0
	12/2024	MXN	3,852		$197	4	0
	12/2024		$146	COP	619,089	0	0
	12/2024		17	PEN	65	0	0
	01/2025		108	CNH	771	3	0
	01/2026	JPY	20,000		$147	2	0
DUB	10/2024	KRW	309,889		232	0	(3)
	10/2024	MYR	1,308		303	0	(14)
	10/2024	PLN	794		207	1	0
	10/2024		$198	IDR	3,050,681	2	0
	10/2024		365	JPY	55,003	17	0
	10/2024		252	MYR	1,068	7	0
	10/2024		563	PLN	2,173	2	(1)
	11/2024	TWD	2,390		$75	0	(1)
	11/2024		$207	PLN	795	0	(1)
	12/2024	JPY	130,000		$909	0	(3)
	02/2025	PEN	642		171	0	(2)
	02/2025		$490	MXN	9,907	3	0
	04/2025	JPY	65,000		$444	0	(19)
	04/2025		$770	JPY	110,000	14	0
FAR	10/2024	AUD	2,246		$1,543	0	(9)
	10/2024	BRL	387		71	0	0
	10/2024	JPY	1,300,407		9,027	0	(21)
	10/2024	NZD	900		566	0	(6)
	10/2024		$70	BRL	387	1	0
	10/2024		170	GBP	128	1	0
	10/2024		6,012	JPY	863,463	0	(5)
	11/2024		1,544	AUD	2,246	9	0
	11/2024		9,027	JPY	1,294,413	21	0
	11/2024		566	NZD	900	6	0
	12/2024		190	PEN	722	4	0
GLM	10/2024	AUD	215		$145	0	(4)
	10/2024	BRL	139		25	0	0
	10/2024	CAD	612		453	1	0
	10/2024	INR	5,704		68	0	0
	10/2024	JPY	14,858		102	0	(1)
	10/2024	MYR	1,308		304	0	(13)
	10/2024		$25	BRL	139	0	0
	10/2024		129	CNH	929	3	0
	10/2024		1	IDR	15,348	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

	10/2024		104	INR	8,766	0	0
	10/2024		412	JPY	60,000	10	(5)
	10/2024		2	KRW	2,630	0	0
	10/2024		303	MYR	1,308	14	0
	10/2024		555	PLN	2,203	17	0
	11/2024	MXN	1,990		$100	0	(1)
	12/2024		1,844		96	4	0
	12/2024		$25	BRL	140	0	0
	02/2025		221	MXN	4,491	3	0
	04/2025	BRL	5,100		$918	6	0
	06/2025	JPY	20,000		133	0	(10)
	01/2026		40,000		297	6	0
IND	10/2024	KRW	193,831		145	0	(2)
	10/2024		$416	MYR	1,801	21	0
JPM	10/2024	CNH	4,363		$616	0	(8)
	10/2024	DKK	322		48	0	0
	10/2024	ILS	431		116	1	(1)
	10/2024	JPY	470,000		3,091	64	(248)
	10/2024	KRW	173,488		130	0	(2)
	10/2024	NOK	1,429		135	0	0
	10/2024	PLN	1,346		351	2	0
	10/2024		$896	CNH	6,411	21	0
	10/2024		108	CNY	764	1	0
	10/2024		52	DKK	348	0	0
	10/2024		7	IDR	105,272	0	0
	10/2024		121	ILS	438	0	(3)
	10/2024		3,583	JPY	510,000	0	(29)
	10/2024		80	KRW	105,998	0	0
	10/2024		683	PLN	2,649	5	0
	10/2024	ZAR	14,782		$844	0	(10)
	11/2024	TWD	4,500		138	0	(4)
	11/2024		$616	CNH	4,353	8	0
	11/2024		102	CNY	710	0	0
	11/2024		48	DKK	321	0	0
	11/2024		135	NOK	1,428	0	0
	12/2024	CNH	502		$70	0	(2)
	12/2024		$88	CLP	83,142	4	0
	12/2024		526	TRY	19,839	13	0
	04/2025	BRL	100		$18	0	0
MBC	10/2024	GBP	2,573		3,441	1	0
	10/2024	JPY	224,800		1,746	182	0
	10/2024	KRW	661,329		495	0	(7)
	10/2024	MYR	1,851		426	0	(23)
	10/2024	PLN	716		188	2	0
	10/2024	SGD	342		265	0	(1)
	10/2024		$465	AUD	698	18	0
	10/2024		1,031	CAD	1,393	0	(1)
	10/2024		93	CNH	668	2	0
	10/2024		594	CNY	4,185	3	0
	10/2024		1,029	EUR	929	5	0
	10/2024		50	IDR	777,110	1	0
	10/2024		4,213	JPY	607,246	12	0
	10/2024		1	KRW	1,326	0	0
	10/2024		119	NOK	1,253	0	0
	10/2024		466	SEK	4,775	4	0
	10/2024		1,223	SGD	1,571	0	(1)
	11/2024	CAD	1,392		$1,031	1	0
	11/2024	SGD	1,569		1,223	1	0
	11/2024	TWD	7,237		226	0	(4)
	11/2024		$3,441	GBP	2,573	0	(1)
	11/2024		542	PLN	2,089	2	(2)
	12/2024	MXN	816		$42	1	0
	12/2024		$922	JPY	130,000	0	(11)
	01/2025	DKK	1,400		$205	0	(5)
	04/2025		6,352		931	0	(26)
MYI	10/2024		304		45	0	0
	10/2024	KRW	261,143		195	0	(3)
	10/2024	MYR	725		171	0	(5)
	10/2024	SGD	1,229		944	0	(12)
	10/2024		$121	CZK	2,819	3	0
	10/2024		38	DKK	253	0	0
	10/2024		51	IDR	795,327	1	0
	10/2024		161	JPY	23,300	1	0
	10/2024		14	KRW	18,410	0	0
	10/2024		22	NOK	232	0	0
	10/2024	ZAR	6,934		$404	3	0
	11/2024	TWD	4,667		148	0	0
	11/2024		$45	DKK	304	0	0
	12/2024	MXN	1,005		$50	0	0
NGF	10/2024		$148	IDR	2,290,295	2	0
RBC	10/2024	EUR	4,530		$5,053	10	0
	10/2024		$67	AUD	98	1	0
	11/2024		74	CNH	520	1	0
	11/2024		5,060	EUR	4,530	0	(10)
	12/2024	MXN	2,140		$108	0	0
RYL	10/2024		$424	JPY	60,000	0	(5)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

SCX	10/2024	PEN	1,545	$411	0	(6)
10/2024	$685	CAD	923	0	(3)
10/2024	220	CNH	1,578	6	0
10/2024	31	DKK	210	0	0
10/2024	2,699	EUR	2,432	8	0
10/2024	570	INR	47,867	1	0
10/2024	304	MYR	1,308	14	0
11/2024	TWD	1,353	$42	0	(1)
11/2024	$997	CNH	7,221	37	0
SOG	10/2024	EUR	360	RON	1,798	1	0
11/2024	100	500	1	0
SSB	12/2024	MXN	641	$33	1	0
TOR	10/2024	JPY	60,000	396	0	(23)
10/2024	$607	AUD	895	12	0
11/2024	CNH	1,403	$199	0	(2)
UAG	10/2024	CHF	1,274	1,516	11	0
10/2024	JPY	28,305	198	1	0
10/2024	PLN	209	54	0	0
10/2024	$52	CAD	70	0	0
10/2024	1,501	CHF	1,273	3	0
10/2024	56	EUR	50	0	0
10/2024	259	PLN	1,004	2	0
10/2024	588	ZAR	10,753	34	0
11/2024	CHF	1,268	$1,501	0	(3)
11/2024	$198	JPY	28,174	0	(1)
11/2024	13	PLN	51	0	0
12/2024	1	MXN	15	0	0

Total Forward Foreign Currency Contracts	$1,217	$(962)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	50	$6	$1
Call - OTC USD versus CNH	7.400	12/06/2024	20	2	0
Call - OTC USD versus CNH	7.325	01/14/2025	10	1	0
Call - OTC USD versus CNH	7.400	01/14/2025	20	1	0
Call - OTC USD versus CNH	7.400	01/23/2025	30	3	1
BRC	Call - OTC USD versus CNH	7.300	02/14/2025	20	2	0
CBK	Call - OTC USD versus CNH	7.300	01/14/2025	30	3	1
Call - OTC USD versus CNH	7.450	02/14/2025	30	3	1
MBC	Call - OTC USD versus CNH	7.375	02/14/2025	20	2	1

$23	$5

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.930%	06/23/2025	500	$18	$9
BRC	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	100	4	2
DUB	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.065	06/24/2025	400	12	6
Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.960	06/25/2025	700	24	12
Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	100	4	2
FAR	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.875	02/03/2025	1,000	6	2
JPM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.250	01/15/2025	7,000	9	1
Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.308	05/14/2025	7,700	6	2

$83	$36

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	$300	$23	$145

Total Purchased Options	$129	$186

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.250%	06/23/2025	1,900	$(18)	$(5)
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	300	(1)	0
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(23)	(116)
BRC	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.350	09/25/2025	400	(4)	(1)
DUB	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.400	06/24/2025	1,500	(12)	(3)
Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.280	06/25/2025	800	(8)	(2)
Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.300	06/25/2025	1,900	(17)	(4)
Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.330	09/25/2025	400	(4)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	400	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	500	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	500	(2)	(2)
JPM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Receive	0.820	12/16/2024	1,200	(8)	0
UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	500	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	500	(1)	(1)

Total Written Options	$(104)	$(142)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.316%	$260	$(9)	$0	$0	$(8)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.316	260	(9)	0	0	(9)

$(18)	$0	$0	$(17)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.106%	$300	$(7)	$9	$2	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.106	200	(5)	6	1	0

$(12)	$15	$3	$0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$1,191	JPY	176,100	$(5)	$2	$0	$(3)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	1,561		229,200	(5)	2	0	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	6,065		888,100	55	10	0	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	1,562		228,900	(2)	2	62	0
BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	1,291		180,800	67	2	69	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	1,180		174,100	(3)	2	0	(1)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	2,942		409,800	159	5	164	0
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	2,471		344,200	148	5	153	0

								$414	$30	$448	$(4)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/18/2029	MYR	14,030	$(12)	$4	$0	$(8)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		1,030	(3)	1	0	(2)
GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029		1,190	2	(2)	0	(1)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		2,160	14	(20)	0	(6)

								$1	$(17)	$0	$(17)

Total Swap Agreements								$385	$28	$451	$(38)

(j)

Securities with an aggregate market value of $611 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)		Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 09/30/2024

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$57	$0	$57
Australia
Sovereign Issues	0	280	0	280
Bermuda
Asset-Backed Securities	0	501	0	501
Brazil
Sovereign Issues	0	1,253	0	1,253
Canada
Corporate Bonds & Notes	0	687	0	687
Sovereign Issues	0	3,509	0	3,509
Cayman Islands
Asset-Backed Securities	0	5,093	0	5,093
Corporate Bonds & Notes	0	263	0	263
Sovereign Issues	0	209	0	209
Chile
Sovereign Issues	0	205	0	205
Denmark
Corporate Bonds & Notes	0	2,029	0	2,029
France
Corporate Bonds & Notes	0	319	0	319
Sovereign Issues	0	3,778	0	3,778
Germany
Corporate Bonds & Notes	0	2,101	0	2,101
Hungary
Sovereign Issues	0	216	0	216
Ireland
Asset-Backed Securities	0	3,432	0	3,432
Corporate Bonds & Notes	0	199	0	199
Non-Agency Mortgage-Backed Securities	0	223	0	223
Israel
Sovereign Issues	0	596	0	596
Italy
Corporate Bonds & Notes	0	426	0	426
Sovereign Issues	0	2,260	0	2,260
Japan
Corporate Bonds & Notes	0	311	0	311
Sovereign Issues	0	8,007	0	8,007
Jersey, Channel Islands
Asset-Backed Securities	0	501	0	501
Luxembourg
Sovereign Issues	0	5,890	0	5,890
Norway
Sovereign Issues	0	198	0	198
Peru
Sovereign Issues	0	1,200	0	1,200
Poland
Sovereign Issues	0	644	0	644
Qatar
Corporate Bonds & Notes	0	176	0	176
Romania
Sovereign Issues	0	1,289	0	1,289
Saudi Arabia
Sovereign Issues	0	1,635	0	1,635
Serbia
Sovereign Issues	0	182	0	182
Singapore
Sovereign Issues	0	982	0	982
South Africa
Sovereign Issues	0	2,238	0	2,238
South Korea
Sovereign Issues	0	2,104	0	2,104
Spain
Corporate Bonds & Notes	0	405	0	405
Sovereign Issues	0	116	0	116
Supranational
Corporate Bonds & Notes	0	1,286	0	1,286
Sovereign Issues	0	786	0	786
Switzerland
Corporate Bonds & Notes	0	1,567	0	1,567
United Arab Emirates
Sovereign Issues	0	427	0	427
United Kingdom
Asset-Backed Securities	0	669	0	669
Corporate Bonds & Notes	0	1,912	0	1,912
Non-Agency Mortgage-Backed Securities	0	1,720	0	1,720
United States
Asset-Backed Securities	0	4,821	0	4,821
Corporate Bonds & Notes	0	4,022	0	4,022
Municipal Bonds & Notes	0	200	0	200
Non-Agency Mortgage-Backed Securities	0	12,266	0	12,266
U.S. Government Agencies	0	62,805	0	62,805
U.S. Treasury Obligations	0	12,795	0	12,795
Short-Term Instruments
Japan Treasury Bills	0	417	0	417

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Romania Treasury Bills	0	665	0	665

	$0	$159,872	$0	$159,872
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$69	$0	$0	$69

Total Investments	$69	$159,872	$0	$159,941

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(34,836)	$0	$(34,836)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	86	344	0	430
Over the counter	0	1,854	0	1,854

	$86	$2,198	$0	$2,284
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(84)	(382)	0	(466)
Over the counter	0	(1,142)	0	(1,142)

	$(84)	$(1,524)	$0	$(1,608)

Total Financial Derivative Instruments	$2	$674	$0	$676

Totals	$71	$125,710	$0	$125,781

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$5,894	$69,070	$(74,900)	$6	$(1)	$69	$173	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SIBSORA	Singapore Overnight Rate Average	SONIO	Sterling Overnight Interbank Average Rate
CNREPOFIX	China Fixing Repo Rates 7-Day

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	THOR	Thai Overnight Baht Repurchase Rate
CLO	Collateralized Loan Obligation	NIBOR	Norwegian Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.2% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$34	$19
4.125% due 07/09/2035 þ		24	11

Total Argentina (Cost $31)			30

AUSTRALIA 0.2%
SOVEREIGN ISSUES 0.2%
Australia Government International Bond
1.000% due 12/21/2030	AUD	100	59
1.750% due 06/21/2051		50	19
2.500% due 05/21/2030		100	65

Total Australia (Cost $189)			143

BRAZIL 1.0%
SOVEREIGN ISSUES 1.0%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (d)	BRL	4,900	853

Total Brazil (Cost $861)			853

CANADA 3.9%
CORPORATE BONDS & NOTES 0.5%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$69	65
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	110
Royal Bank of Canada
4.851% due 12/14/2026		$200	204
4.969% due 08/02/2030 •		100	102

			481

SOVEREIGN ISSUES 3.4%
Canada Government Bond
1.500% due 12/01/2044 (e)	CAD	140	103
2.750% due 12/01/2033		800	607
4.000% due 03/01/2029		1,100	856
Export Development Canada 7.130% due 03/11/2029	INR	13,500	163
Province of British Columbia 4.150% due 06/18/2034	CAD	400	308
Province of Ontario 3.650% due 06/02/2033		500	374
Province of Quebec 3.600% due 09/01/2033		800	594

			3,005

Total Canada (Cost $3,396)			3,486

CAYMAN ISLANDS 5.2%
ASSET-BACKED SECURITIES 4.8%
37 Capital CLO 1 Ltd. 6.320% due 10/15/2034 •		$450	450
522 Funding CLO Ltd. 6.584% due 10/20/2031 •		244	244
Apidos CLO 6.441% due 07/18/2029 •		73	73
Arbor Realty Commercial Real Estate Notes Ltd. 6.792% due 01/15/2037 •		274	274
Bain Capital Credit CLO Ltd. 6.375% due 07/19/2034 •		300	300

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

Brightspire Capital Ltd. 6.229% due 08/19/2038 •		251	250
Carlyle Global Market Strategies CLO Ltd. 6.328% due 08/14/2030 •		69	69
Carlyle U.S. CLO Ltd. 6.544% due 04/20/2031 •		190	191
Catamaran CLO Ltd. 6.644% due 04/22/2030 •		96	96
Crestline Denali CLO Ltd. 6.574% due 04/20/2030 •		97	97
LoanCore Issuer Ltd. 6.892% due 01/17/2037 •		279	279
M360 Ltd. 6.534% due 11/22/2038 •		137	134
MF1 Multifamily Housing Mortgage Loan Trust 6.047% due 07/15/2036 •		17	17
Rad CLO Ltd. 6.515% due 04/25/2032 •		423	424
Sound Point CLO Ltd.
6.524% due 10/20/2030 •		108	109
6.526% due 07/25/2030 •		49	49
Starwood Commercial Mortgage Trust 6.329% due 04/18/2038 •		158	156
TCW CLO Ltd. 6.395% due 08/16/2034 •		500	500
Vibrant CLO Ltd. 6.584% due 09/15/2030 •		43	43
Voya CLO Ltd. 6.482% due 07/20/2032 •		500	500

			4,255

CORPORATE BONDS & NOTES 0.2%
Sands China Ltd. 5.400% due 08/08/2028		200	202

SOVEREIGN ISSUES 0.2%
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	209

Total Cayman Islands (Cost $4,660)			4,666

CHINA 0.0%

Total China (Cost $0)			0

DENMARK 2.6%
CORPORATE BONDS & NOTES 2.6%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	20	2
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		834	104
Nykredit Realkredit AS
1.000% due 04/01/2025		10,400	1,539
1.500% due 10/01/2052		1	0
Realkredit Danmark AS
1.000% due 01/01/2025		1,100	164
1.000% due 04/01/2025		3,200	474

Total Denmark (Cost $2,226)			2,283

FRANCE 2.1%
CORPORATE BONDS & NOTES 0.4%
Societe Generale SA 6.691% due 01/10/2034 •		$300	325

SOVEREIGN ISSUES 1.7%
France Government International Bond
0.500% due 05/25/2072	EUR	100	41
0.750% due 05/25/2052		1,100	643
2.000% due 05/25/2048		300	258
3.000% due 06/25/2049		300	310

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

3.250% due 05/25/2045		200	219

			1,471

Total France (Cost $2,670)			1,796

GERMANY 1.2%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	300	290
1.625% due 01/20/2027		100	108
1.750% due 11/19/2030 •		200	204

			602

SOVEREIGN ISSUES 0.5%
Bundesrepublik Deutschland Bundesanleihe 2.300% due 02/15/2033		400	455

Total Germany (Cost $1,129)			1,057

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$200	216

Total Hungary (Cost $199)			216

IRELAND 2.7%
ASSET-BACKED SECURITIES 2.5%
Arbour CLO DAC
0.000% due 11/15/2037 •(b)	EUR	300	334
5.114% due 05/15/2038 •		450	502
BlueMountain Fuji EUR CLO DAC 4.405% due 01/15/2031 •		220	245
Cairn CLO DAC 4.465% due 10/15/2031 •		247	275
CVC Cordatus Loan Fund DAC 4.335% due 10/15/2031 •		225	250
Harvest CLO DAC 4.445% due 07/15/2031 •		241	268
Segovia European CLO DAC 4.568% due 07/20/2032 •		297	330

			2,204

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC 1.650% due 10/29/2024		$200	199

Total Ireland (Cost $2,499)			2,403

ISRAEL 0.7%
SOVEREIGN ISSUES 0.7%
Israel Government International Bond
2.000% due 03/31/2027	ILS	400	101
3.800% due 05/13/2060		$200	139
5.375% due 03/12/2029		200	203
5.500% due 03/12/2034		200	202

Total Israel (Cost $725)			645

ITALY 1.7%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	100	107
2.625% due 04/28/2025		100	111
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$200	228

			446

SOVEREIGN ISSUES 1.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		200	203
Italy Buoni Poliennali Del Tesoro 3.800% due 04/15/2026	EUR	400	454

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

Italy Government International Bond 6.000% due 08/04/2028	GBP	300	416

			1,073

Total Italy (Cost $1,584)			1,519

JAPAN 4.7%
CORPORATE BONDS & NOTES 0.4%
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		$300	311

SOVEREIGN ISSUES 4.3%
Japan Government International Bond
0.100% due 01/01/2026	JPY	50,000	347
0.100% due 03/10/2028 (e)		130,610	939
0.400% due 06/20/2029		10,000	69
0.500% due 03/20/2049		175,000	880
0.700% due 12/20/2048		104,000	554
0.700% due 06/20/2051		11,000	56
1.500% due 09/20/2043		80,000	544
1.800% due 03/20/2054		2,400	16
2.200% due 06/20/2054		50,000	356

			3,761

Total Japan (Cost $5,384)			4,072

		SHARES
LUXEMBOURG 0.8%
COMMON STOCKS 0.3%
Drillco Holding Lux SA «(f)		6,410	158
Forsea Holding SA «		2,675	66

			224

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.5%
FORESEA Holding SA 7.500% due 06/15/2030		$113	109
Greensaif Pipelines Bidco SARL 6.510% due 02/23/2042		300	323

			432

Total Luxembourg (Cost $504)			656

MALAYSIA 1.3%
CORPORATE BONDS & NOTES 0.5%
Petronas Capital Ltd. 2.480% due 01/28/2032		$500	436

SOVEREIGN ISSUES 0.8%
Malaysia Government International Bond 3.519% due 04/20/2028	MYR	2,831	689

Total Malaysia (Cost $1,108)			1,125

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 4.490% due 05/25/2032	EUR	100	113

Total Mexico (Cost $109)			113

NETHERLANDS 1.3%
CORPORATE BONDS & NOTES 0.2%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$200	204

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Domi BV 4.422% due 11/15/2052 •	EUR	257	287
Dutch Property Finance BV 4.336% due 07/28/2058 •		361	402
Jubilee Place BV 4.662% due 10/17/2057 ~		221	247

			936

Total Netherlands (Cost $1,205)			1,140

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	100	54

Total New Zealand (Cost $69)			54

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	100	66

Total Norway (Cost $73)			66

PERU 0.8%
SOVEREIGN ISSUES 0.8%
Peru Government International Bond
5.375% due 02/08/2035		$100	103
7.300% due 08/12/2033	PEN	1,900	554

Total Peru (Cost $645)			657

POLAND 0.9%
SOVEREIGN ISSUES 0.9%
Poland Government International Bond
3.875% due 02/14/2033	EUR	200	233
4.625% due 03/18/2029		$200	205
4.875% due 10/04/2033		100	102
5.125% due 09/18/2034		200	206

Total Poland (Cost $712)			746

ROMANIA 1.3%
SOVEREIGN ISSUES 1.3%
Romania Government International Bond
1.375% due 12/02/2029	EUR	90	87
1.750% due 07/13/2030		200	190
2.000% due 04/14/2033		50	43
2.125% due 03/07/2028		100	105
2.750% due 04/14/2041		150	113
2.875% due 04/13/2042		100	75
5.000% due 09/27/2026		300	344
5.250% due 05/30/2032		100	112
5.625% due 05/30/2037		100	110

Total Romania (Cost $1,350)			1,179

SAUDI ARABIA 1.0%
SOVEREIGN ISSUES 1.0%
Saudi Government International Bond
3.250% due 10/22/2030		$200	188
4.750% due 01/18/2028		200	204
4.750% due 01/16/2030		200	205
4.875% due 07/18/2033		300	306

Total Saudi Arabia (Cost $883)			903

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond 1.000% due 09/23/2028	EUR	100	99

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Serbia (Cost $116)			99

SINGAPORE 0.7%
SOVEREIGN ISSUES 0.7%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	123	92
3.250% due 06/01/2054		556	489

Total Singapore (Cost $495)			581

SOUTH AFRICA 0.8%
SOVEREIGN ISSUES 0.8%
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	4,300	240
8.875% due 02/28/2035		9,100	488

Total South Africa (Cost $716)			728

SOUTH KOREA 3.7%
SOVEREIGN ISSUES 3.7%
Korea Government International Bond
2.000% due 06/10/2031	KRW	228,560	164
2.125% due 06/10/2027		125,000	94
2.375% due 12/10/2027		150,000	113
2.375% due 12/10/2028		1,545,240	1,156
2.625% due 06/10/2028		514,810	390
3.250% due 03/10/2028		263,400	204
3.250% due 09/10/2042		86,160	69
4.250% due 12/10/2032		1,084,050	903
5.500% due 03/10/2028		150,000	124

Total South Korea (Cost $3,466)			3,217

SPAIN 0.6%
SOVEREIGN ISSUES 0.6%
Spain Government International Bond 3.450% due 07/30/2066	EUR	500	526

Total Spain (Cost $864)			526

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
UBS Group AG
4.194% due 04/01/2031 •		$250	245
4.282% due 01/09/2028		250	248
4.664% due 01/16/2026 ~	EUR	120	134
5.699% due 02/08/2035 •		$200	211
9.016% due 11/15/2033 •		250	316

Total Switzerland (Cost $1,143)			1,154

UNITED ARAB EMIRATES 0.6%
CORPORATE BONDS & NOTES 0.6%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031 (b)		$300	298
5.375% due 05/08/2029		200	209

Total United Arab Emirates (Cost $497)			507

UNITED KINGDOM 5.9%
CORPORATE BONDS & NOTES 3.4%
Barclays PLC 4.972% due 05/16/2029 •		$400	405
HSBC Holdings PLC
4.856% due 05/23/2033 •	EUR	400	485
5.719% due 03/04/2035 •		$300	319
Nationwide Building Society 2.972% due 02/16/2028 •		300	289
NatWest Group PLC
5.516% due 09/30/2028 •		300	310
5.778% due 03/01/2035 •		300	319
NatWest Markets PLC 0.125% due 11/12/2025	EUR	100	108

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		$200	212
Standard Chartered PLC
2.608% due 01/12/2028 •		200	191
2.678% due 06/29/2032 •		400	349

			2,987

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Alba PLC 5.289% due 11/25/2042 •	GBP	129	171
Eurosail PLC 6.049% due 06/13/2045 ~		195	261
Ripon Mortgages PLC 5.680% due 08/28/2056 •		587	785
RMAC Securities PLC 5.269% due 06/12/2044 •		141	186

			1,403

SOVEREIGN ISSUES 0.9%
United Kingdom Gilt
0.625% due 10/22/2050		400	220
1.250% due 07/31/2051		500	330
1.500% due 07/31/2053		100	69
1.750% due 01/22/2049		100	79
4.375% due 07/31/2054		100	129

			827

Total United Kingdom (Cost $5,857)			5,217

UNITED STATES 78.9%
ASSET-BACKED SECURITIES 3.8%
Argent Securities Trust
5.269% due 07/25/2036 •		$315	86
5.289% due 05/25/2036 •		549	134
Avis Budget Rental Car Funding AESOP LLC 1.660% due 02/20/2028		300	283
Countrywide Asset-Backed Certificates Trust
4.483% due 07/25/2036 ~		2	2
5.109% due 07/25/2037 •		48	46
6.844% due 07/25/2035 •		700	689
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.300% due 03/25/2037 þ		210	75
First Franklin Mortgage Loan Trust 6.244% due 07/25/2034 •		20	19
GSAA Home Equity Trust 5.869% due 08/25/2037 •		6	5
Home Equity Mortgage Loan Asset-Backed Trust 5.209% due 04/25/2037 •		195	134
LCCM Trust 6.411% due 12/13/2038 •		162	160
MASTR Asset-Backed Securities Trust 5.179% due 05/25/2037 •		98	95
Morgan Stanley ABS Capital, Inc. Trust 5.199% due 10/25/2036 •		443	240
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 ~		9	9
New Century Home Equity Loan Trust 3.632% due 06/20/2031 ~		231	217
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.599% due 02/25/2036 •		268	250
Option One Mortgage Loan Trust 5.109% due 03/25/2037 •		38	35
PRET LLC 4.843% due 09/25/2051 þ		188	188
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		363	115
SMB Private Education Loan Trust
1.290% due 07/15/2053		64	59
6.311% due 07/15/2053 •		32	32
6.792% due 02/16/2055 •		184	185
Structured Asset Investment Loan Trust 6.694% due 10/25/2034 •		232	247
Terwin Mortgage Trust 5.909% due 11/25/2033 •		3	3

			3,308

CORPORATE BONDS & NOTES 4.3%
Athene Global Funding 6.079% (SOFRINDX + 1.210%) due 03/25/2027 ~		200	201

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

Bank of America Corp. 5.288% due 04/25/2034 •		100	104
Bayer U.S. Finance LLC 4.250% due 12/15/2025		300	298
Boeing Co. 6.388% due 05/01/2031		100	106
Bristol-Myers Squibb Co. 5.100% due 02/22/2031		100	105
Charter Communications Operating LLC
3.500% due 03/01/2042		100	70
6.384% due 10/23/2035		100	102
Citigroup, Inc.
3.290% due 03/17/2026 •		300	298
5.449% due 06/11/2035 •		300	313
Credit Suisse AG AT1 Claim		300	38
GA Global Funding Trust 2.250% due 01/06/2027		150	143
Goldman Sachs Group, Inc.
5.330% due 07/23/2035 •		200	207
5.851% due 04/25/2035 •		200	215
JPMorgan Chase & Co. 2.580% due 04/22/2032 •		100	89
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		300	281
Oracle Corp. 1.650% due 03/25/2026		100	96
Organon & Co. 2.875% due 04/30/2028	EUR	100	107
Pacific Gas & Electric Co. 4.200% due 03/01/2029		$100	99
PacifiCorp 5.300% due 02/15/2031		100	104
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	299
Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	100	115
5.125% due 02/13/2031		$100	104
Principal Life Global Funding 1.375% due 01/10/2025		100	99
Wells Fargo & Co. 4.808% due 07/25/2028 •		200	202

			3,795

MUNICIPAL BONDS & NOTES 0.3%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034		200	175
Texas Natural Gas Securitization Finance Corp. Series 2023 5.169% due 04/01/2041		100	105

			280

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ		453	460
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053		200	184
Banc of America Funding Trust
5.495% due 04/20/2047 •		49	39
6.000% due 07/25/2037		51	43
BCAP LLC Trust 5.389% due 05/25/2047 •		70	66
BWAY Mortgage Trust 6.461% due 09/15/2036 •		400	381
Chase Mortgage Finance Trust
4.899% due 03/25/2037 ~		26	25
5.306% due 07/25/2037 ~		5	4
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~		477	403
4.708% due 04/25/2037 ~		26	23
5.470% due 08/25/2035 ~		292	268
Countrywide Home Loan Mortgage Pass-Through Trust 6.250% due 09/25/2036		34	13
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~		75	64
6.811% due 10/15/2037 •		200	194
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.119% due 02/25/2047 •		144	84
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 þ		41	37
Extended Stay America Trust 6.291% due 07/15/2038 •		356	356
GCAT Trust
3.000% due 04/25/2052 ~		346	303
4.250% due 05/25/2067 ~		463	452

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

GreenPoint Mortgage Funding Trust 5.429% due 06/25/2045 •	34	25
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	80	67
3.000% due 09/25/2052 ~	526	461
JP Morgan Alternative Loan Trust 4.573% due 12/25/2036 ~	5	5
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	241	203
3.000% due 01/25/2052 ~	549	483
3.000% due 03/25/2052 ~	502	441
3.000% due 04/25/2052 ~	530	466
3.000% due 05/25/2052 ~	795	698
Merrill Lynch Mortgage Investors Trust 4.243% due 03/25/2036 ~	90	44
Morgan Stanley Mortgage Loan Trust
4.179% due 05/25/2036 ~	61	33
4.992% due 09/25/2035 ~	44	14
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	109	105
2.750% due 11/25/2059 ~	78	75
NYO Commercial Mortgage Trust 6.306% due 11/15/2038 •	300	292
OBX Trust 3.000% due 01/25/2052 ~	249	218
PHH Alternative Mortgage Trust 6.000% due 05/25/2037	18	17
PMT Loan Trust 2.500% due 07/25/2051 ~	240	203
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036	46	37
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037	18	14
Starwood Mortgage Trust 6.311% due 04/15/2034 •	174	172
Structured Asset Securities Corp. 5.249% due 01/25/2036 •	32	26
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	88	84
2.900% due 10/25/2059 ~	339	326
WaMu Mortgage Pass-Through Certificates Trust 4.572% due 09/25/2036 ~	15	13

		7,921

U.S. GOVERNMENT AGENCIES 60.4%
Fannie Mae
3.500% due 01/01/2059	81	75
5.795% due 06/25/2036 •	3	3
Freddie Mac
0.892% due 01/15/2038 ~(a)	47	3
3.000% due 02/01/2046	173	159
3.500% due 11/01/2047 - 04/01/2048	150	142
5.816% due 01/15/2038 •	47	47
6.942% due 09/01/2037 •	94	98
Ginnie Mae
3.000% due 04/20/2052 - 12/20/2052	1,826	1,666
6.247% due 09/20/2066 •	222	222
7.726% due 09/20/2066 ~	191	195
Ginnie Mae, TBA
2.500% due 11/01/2054	900	794
3.000% due 11/01/2054	1,200	1,095
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	424	368
3.000% due 10/01/2049	131	118
3.500% due 10/01/2034 - 07/01/2050	184	176
4.000% due 06/01/2050	53	51
4.500% due 12/01/2033	33	33
6.000% due 12/01/2053 - 08/01/2054	12,699	12,983
6.500% due 10/01/2053 - 01/01/2054	5,189	5,355
Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2054	600	518
3.000% due 10/01/2054	2,400	2,154
4.000% due 11/01/2054	500	481
4.500% due 11/01/2054	5,900	5,803
5.000% due 11/01/2054	300	300
6.000% due 10/01/2054	10,800	11,040

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

6.500% due 11/01/2054		9,000	9,275

			53,154

		PRINCIPAL AMOUNT (000s)
U.S. TREASURY OBLIGATIONS 13.7%
U.S. Treasury Bonds
1.625% due 11/15/2050 (g)		650	382
1.875% due 02/15/2041 (g)		1,700	1,247
2.250% due 08/15/2049		250	173
2.375% due 11/15/2049		525	373
3.000% due 02/15/2048 (g)		300	244
3.000% due 08/15/2048 (g)		325	264
3.000% due 02/15/2049		250	203
3.375% due 11/15/2048 (g)		430	373
4.125% due 08/15/2044		150	149
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025		791	778
0.125% due 07/15/2031		469	430
0.125% due 01/15/2032		454	410
0.250% due 01/15/2025		1,062	1,049
0.375% due 07/15/2025		133	131
0.500% due 01/15/2028 (g)		1,913	1,852
1.125% due 01/15/2033		581	561
U.S. Treasury Notes
0.375% due 09/30/2027		200	182
2.875% due 04/30/2025 (g)		1,600	1,587
3.500% due 02/15/2033		100	98
4.000% due 02/15/2034 (g)		600	610
4.500% due 11/15/2033 (g)		900	951

			12,047

Total United States (Cost $82,217)			80,505

SHORT-TERM INSTRUMENTS 1.1%
JAPAN TREASURY BILLS 1.1%
0.150% due 04/21/2025 - 06/20/2025 (c)(d)	JPY	140,000	973

Total Short-Term Instruments (Cost $896)			973

Total Investments in Securities (Cost $128,478)			123,315

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		3,420	33

Total Short-Term Instruments (Cost $33)			33

Total Investments in Affiliates (Cost $33)			33

Total Investments 140.2% (Cost $128,511)			$123,348
Financial Derivative Instruments (h)(i) 0.3%(Cost or Premiums, net $1,477)			306
Other Assets and Liabilities, net (40.5)%			(35,682)

Net Assets 100.0%			$87,972

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$128	$158	0.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	5.030%	09/19/2024	10/10/2024	$(3,914)	$(3,920)
DEU	5.000	09/27/2024	10/03/2024	(301)	(301)
5.020	09/23/2024	10/01/2024	(616)	(617)
5.080	09/26/2024	10/03/2024	(100)	(101)
5.080	10/01/2024	10/08/2024	(614)	(614)
GRE	5.020	09/23/2024	10/07/2024	(1,114)	(1,115)

Total Reverse Repurchase Agreements	$(6,668)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (30.0)%
U.S. Government Agencies (30.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2039	$1,900	$(1,750)	$(1,742)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2054	6,200	(5,205)	(5,135)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2054	500	(507)	(506)
Uniform Mortgage-Backed Security, TBA	6.000	10/01/2054	11,700	(11,947)	(11,959)
Uniform Mortgage-Backed Security, TBA	6.000	11/01/2054	6,900	(7,036)	(7,052)

Total Short Sales (30.0)%	$(26,445)	$(26,394)

(g)	Securities with an aggregate market value of $5,950 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(3,406) at a weighted average interest rate of 5.375%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2024	30	$7,145	$13	$0	$(2)
3-Month SOFR Active Contract September Futures	12/2025	30	7,270	53	0	(8)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

Australia Government 3-Year Bond December Futures	12/2024	4	296	0	0	0
Australia Government 10-Year Bond December Futures	12/2024	3	241	(2)	0	(1)
Canada Government 5-Year Bond December Futures	12/2024	27	2,305	10	0	0
Euro-BTP December Futures	12/2024	16	2,163	56	3	0
Euro-Bund 10-Year Bond December Futures	12/2024	11	1,652	27	5	0
U.S. Treasury 2-Year Note December Futures	12/2024	12	2,499	5	0	(4)
U.S. Treasury 10-Year Note December Futures	12/2024	18	2,057	(1)	0	(8)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	2	266	(1)	0	(2)

$160	$8	$(25)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2025	60	$(14,473)	$(91)	$19	$0
Canada Government 10-Year Bond December Futures	12/2024	1	(92)	(1)	0	0
Euro-OAT France Government 10-Year Bond December Futures	12/2024	12	(1,694)	(10)	0	(7)
Euro-Schatz December Futures	12/2024	3	(358)	(1)	0	0
Japan Government 10-Year Bond December Futures	12/2024	6	(6,039)	(12)	24	(14)
Short Euro-BTP Italy Government Bond December Futures	12/2024	4	(479)	(4)	0	0
U.S. Treasury 5-Year Note December Futures	12/2024	48	(5,274)	(8)	17	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	11	(1,301)	(4)	6	0
U.S. Treasury 30-Year Bond December Futures	12/2024	17	(2,111)	24	12	0
United Kingdom Long Gilt December Futures	12/2024	28	(3,685)	24	7	(6)

$(83)	$85	$(27)

Total Futures Contracts	$77	$93	$(52)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-41 10-Year Index	(1.000)%	Quarterly	12/20/2033	$500	$3	$(8)	$(5)	$0	$0
CDX.IG-43 10-Year Index	(1.000)	Quarterly	12/20/2034	5,000	(29)	(1)	(30)	1	0
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034	EUR	900	(3)	1	(2)	1	0

$(29)	$(8)	$(37)	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$6,800	$147	$9	$156	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	10,800	244	1	245	0	(1)

$391	$10	$401	$0	$(1)

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	900	$(6)	$(1)	$(7)	$1	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027	2,600	(6)	(27)	(33)	0	(2)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	5,500	102	17	119	0	(3)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	5,600	32	34	66	2	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035	600	10	28	38	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	300	5	(1)	4	0	(1)
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	INR	13,530	(1)	1	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031	JPY	180,000	(17)	(41)	(58)	0	(3)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		136,880	(33)	(11)	(44)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		450,000	(8)	48	40	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	(41)	132	91	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		150,000	(72)	5	(67)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		40,000	3	3	6	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	5,540	1	(89)	(88)	0	(3)
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	62,010	(7)	(9)	(16)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		109,010	2	(71)	(69)	0	(1)
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		2,510	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		$7,800	20	99	119	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		1,500	7	4	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		7,500	18	(39)	(21)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,472	31	(17)	14	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		5,300	2	159	161	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,100	5	90	95	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		18,500	79	96	175	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		1,910	73	67	140	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		400	(1)	8	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		3,000	(34)	84	50	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029		450	0	(11)	(11)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		2,800	59	14	73	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		130	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		900	1	19	20	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		1,400	0	38	38	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		400	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,620	(89)	89	0	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		400	(2)	(22)	(24)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		7,000	175	(394)	(219)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		300	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		300	(1)	(7)	(8)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,600	158	(18)	140	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		100	1	(5)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		830	219	27	246	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,050	140	(108)	32	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		300	(35)	(1)	(36)	1	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		100	8	(11)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		100	(3)	(1)	(4)	0	0
Pay(5)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	4,000	6	0	6	0	(5)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	300	(1)	(3)	(4)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	(4)	(4)	0	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	52,490	62	100	162	0	(10)
Receive(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	100	(1)	0	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029		300	0	6	6	1	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		400	(1)	11	10	1	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		4,600	38	51	89	15	0
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		300	0	(13)	(13)	0	(2)
Receive	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		1,500	0	(68)	(68)	0	(8)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		400	0	(18)	(18)	0	(2)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		700	0	(32)	(32)	0	(4)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		1,700	0	(79)	(79)	0	(9)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	4	4	2	0
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		300	(1)	0	(1)	0	(1)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		11,400	115	83	198	61	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		3,150	(1)	1	0	0	(32)
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029	ILS	800	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		300	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.330	Annual	09/24/2029		800	0	1	1	0	0
Pay	3-Month ILS-TELBOR	4.390	Annual	09/26/2029		1,300	0	3	3	0	(1)
Pay(5)	3-Month ILS-TELBOR	4.175	Annual	10/02/2029		1,100	0	0	0	0	0
Receive(5)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	2,579,680	(29)	3	(26)	0	(1)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	400	3	13	16	0	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	1,100	8	(13)	(5)	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(16)	(17)	0	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		3,700	(11)	54	43	0	(5)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		1,800	21	3	24	0	(3)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(9)	(3)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	4,280	28	62	90	6	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		200	(1)	(11)	(12)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		300	(2)	(16)	(18)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(2)	(10)	(12)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		400	(1)	(18)	(19)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		200	(1)	(8)	(9)	0	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		1,910	(20)	(38)	(58)	0	(6)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		90	0	(6)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		100	5	22	27	0	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		650	(12)	(3)	(15)	4	0
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		50	0	23	23	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	53	53	0	(1)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	3,600	(1)	(6)	(7)	0	0
Receive(5)	CAONREPO	3.500	Annual	12/18/2025	CAD	5,900	(8)	(19)	(27)	0	(2)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

Pay(5)	CAONREPO	3.500	Annual	03/19/2026	2,700	0	17	17	1	0
Pay(5)	CAONREPO	3.898	Annual	06/19/2026	2,500	0	24	24	1	0
Pay(5)	CAONREPO	3.925	Annual	06/19/2026	2,000	0	20	20	1	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028	700	8	(18)	(10)	0	(1)
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029	300	(20)	7	(13)	1	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030	1,000	(86)	35	(51)	2	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033	400	6	(17)	(11)	0	(1)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033	100	1	(4)	(3)	0	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033	400	0	(13)	(13)	0	(1)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033	200	2	(10)	(8)	0	(1)

$900	$297	$1,197	$171	$(202)

Total Swap Agreements	$1,262	$299	$1,561	$173	$(203)

Cash of $2,594 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $2 and liability of $(2) for closed swap agreements is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2024	$146	CNY	1,032	$1	$0
BOA	10/2024	CNH	446	$62	0	(2)
10/2024	HKD	83	11	0	0
10/2024	KRW	267,123	200	0	(3)
10/2024	$121	CNY	851	1	0
10/2024	70	PLN	271	0	0
10/2024	150	ZAR	2,689	6	0
10/2024	ZAR	1,644	$93	0	(2)
11/2024	$17	CNH	117	0	0
04/2025	DKK	3,800	$560	0	(12)
BPS	10/2024	CAD	915	678	1	0
10/2024	HKD	295	38	0	0
10/2024	INR	10,573	126	0	0
10/2024	JPY	249,442	1,733	1	(3)
10/2024	KRW	812,100	607	0	(10)
10/2024	NZD	161	100	0	(2)
10/2024	PLN	120	31	0	0
10/2024	SEK	2,024	198	0	(1)
10/2024	$321	CNH	2,301	8	0
10/2024	73	CNY	512	1	0
10/2024	24	DKK	158	0	0
10/2024	781	EUR	705	4	0
10/2024	106	IDR	1,631,814	1	0
10/2024	81	KRW	106,774	0	0
10/2024	ZAR	488	$28	0	0
11/2024	CNH	8,141	1,127	0	(39)
11/2024	DKK	158	24	0	0
11/2024	TWD	2,803	88	0	(1)
11/2024	$234	CNH	1,657	3	0
11/2024	31	PLN	120	0	0
12/2024	89	MXN	1,804	1	0
01/2025	CNH	771	$108	0	(3)
04/2025	BRL	1,300	233	0	0
BRC	10/2024	GBP	2,141	2,824	0	(38)
10/2024	$96	GBP	73	2	0
10/2024	266	JPY	39,997	13	0
10/2024	30	NZD	48	0	0
10/2024	50	PLN	191	0	0
10/2024	64	TRY	2,278	2	0
11/2024	NZD	48	$30	0	0
11/2024	$175	TRY	6,602	6	0
01/2025	TRY	1,383	$36	0	0
04/2025	JPY	33,000	225	0	(10)
BSH	10/2024	PEN	1,308	347	0	(5)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

CBK	10/2024	BRL	1,316		241	0	0
	10/2024	CNY	249		36	0	0
	10/2024	KRW	548,841		410	0	(6)
	10/2024	THB	159		5	0	0
	10/2024		$249	AUD	370	7	0
	10/2024		241	BRL	1,316	0	0
	10/2024		50	CNH	351	1	0
	10/2024		340	CNY	2,400	3	0
	10/2024		5	DKK	31	0	0
	10/2024		20	IDR	306,993	0	0
	10/2024		3	ILS	10	0	0
	10/2024		319	INR	26,870	1	0
	10/2024		70	JPY	10,000	0	0
	10/2024		263	ZAR	4,801	14	0
	10/2024	ZAR	828		$47	0	(1)
	11/2024	CNH	4,577		634	0	(22)
	11/2024	DKK	31		5	0	0
	11/2024	TWD	11,459		360	0	(4)
	11/2024		$241	BRL	1,320	0	0
	11/2024		122	CNY	853	0	0
	01/2025		108	CNH	771	3	0
	01/2026	JPY	10,000		$74	1	0
DUB	10/2024	BRL	1,211		222	0	0
	10/2024	KRW	519,125		389	0	(5)
	10/2024	PLN	148		39	0	0
	10/2024		$216	BRL	1,211	7	0
	10/2024		71	IDR	1,093,931	1	0
	10/2024		266	JPY	40,003	13	0
	10/2024		126	PLN	485	1	0
	11/2024		39		148	0	0
	02/2025		242	MXN	4,903	2	0
	04/2025	JPY	47,000		$321	0	(14)
FAR	10/2024	AUD	231		159	0	(1)
	10/2024	BRL	1,213		223	0	0
	10/2024	JPY	18,767		131	0	0
	10/2024		$220	BRL	1,213	3	0
	10/2024		9,601	EUR	8,586	0	(44)
	10/2024		3,395	JPY	489,146	8	0
	10/2024		71	NZD	113	1	0
	11/2024	EUR	8,586		$9,614	44	0
	11/2024	JPY	486,891		3,395	0	(8)
	11/2024	NZD	113		71	0	(1)
	11/2024		$159	AUD	231	1	0
GLM	10/2024	AUD	74		$50	0	(1)
	10/2024	BRL	1,108		203	0	(1)
	10/2024	CAD	298		221	0	0
	10/2024	CNH	385		54	0	(1)
	10/2024	INR	2,181		26	0	0
	10/2024	JPY	12,134		83	0	(1)
	10/2024		$203	BRL	1,108	0	0
	10/2024		1	IDR	15,348	0	0
	10/2024		20	INR	1,696	0	0
	10/2024		669	JPY	100,000	31	(5)
	10/2024		104	PLN	411	3	0
	12/2024		203	BRL	1,115	1	0
	02/2025		109	MXN	2,222	1	0
	04/2025	BRL	3,400		$611	4	(1)
	06/2025	JPY	60,000		400	0	(30)
	01/2026		40,000		297	6	0
IND	10/2024	KRW	274,310		205	0	(3)
JPM	10/2024	CNH	1,674		234	0	(5)
	10/2024	DKK	358		53	0	0
	10/2024	ILS	401		111	3	0
	10/2024	JPY	40,000		321	42	0
	10/2024	KRW	290,626		217	0	(3)
	10/2024		$92	CNH	656	2	0
	10/2024		115	CNY	811	1	0
	10/2024		50	DKK	331	0	0
	10/2024		27	KRW	35,774	0	0
	10/2024		179	PLN	694	1	0
	10/2024	ZAR	4,566		$261	0	(3)
	11/2024	CNH	96		13	0	0
	11/2024	DKK	330		50	0	0
	11/2024	TWD	1,462		45	0	(2)
	11/2024		$64	CNY	450	0	0
	11/2024		102	TRY	3,779	4	0
	02/2025		64		2,584	2	0
	04/2025	BRL	200		$36	0	0
	04/2025	DKK	1,600		236	0	(6)
	05/2025		$214	TRY	9,388	8	0
MBC	10/2024	JPY	316,177		$2,301	107	(6)
	10/2024	KRW	1,010,966		757	0	(10)
	10/2024	MYR	3,002		691	0	(37)
	10/2024	PLN	134		35	0	0
	10/2024		$183	AUD	275	7	0
	10/2024		119	CNY	842	1	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

10/2024	517	EUR	466	2	0
10/2024	2,766	GBP	2,068	0	(1)
10/2024	191	SEK	1,960	2	0
10/2024	688	SGD	884	0	0
10/2024	ZAR	2,614	$152	1	0
11/2024	GBP	2,068	2,766	1	0
11/2024	JPY	1,600	11	0	0
11/2024	SGD	882	688	0	0
11/2024	TWD	2,350	73	0	(1)
11/2024	$128	PLN	493	1	0
01/2025	DKK	1,100	$161	0	(4)
04/2025	8,200	1,210	0	(25)
MYI	10/2024	260	39	0	0
10/2024	EUR	9,757	10,874	13	0
10/2024	JPY	50,000	409	61	0
10/2024	KRW	388,557	291	0	(4)
10/2024	SGD	884	678	0	(9)
10/2024	$3,492	CAD	4,705	0	(14)
10/2024	47	DKK	312	0	0
10/2024	1	IDR	15,347	0	0
10/2024	9	KRW	11,835	0	0
11/2024	CAD	4,701	$3,492	14	0
11/2024	DKK	312	47	0	0
11/2024	TWD	1,516	48	0	0
11/2024	$47	CNY	329	0	0
11/2024	35	TWD	1,130	1	0
SCX	10/2024	CAD	3,563	$2,646	11	0
10/2024	DKK	216	32	0	0
10/2024	PEN	759	202	0	(3)
10/2024	$39	CNY	276	0	0
10/2024	140	INR	11,802	0	0
11/2024	CNH	4,223	$583	0	(22)
11/2024	TWD	439	14	0	0
11/2024	$114	CNY	801	0	0
TOR	10/2024	AUD	340	$231	0	(5)
10/2024	CNH	1,015	141	0	(4)
10/2024	$34	JPY	4,982	0	0
11/2024	JPY	4,959	$34	0	0
UAG	10/2024	CHF	330	393	3	0
10/2024	$389	CHF	330	1	0
10/2024	68	PLN	263	1	0
10/2024	222	ZAR	4,064	13	0
11/2024	CHF	328	$389	0	(1)
12/2024	$0	MXN	8	0	0

Total Forward Foreign Currency Contracts	$511	$(445)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	50	$6	$1
Call - OTC USD versus CNH	7.400	12/06/2024	20	2	0
Call - OTC USD versus CNH	7.400	01/23/2025	30	3	1
CBK	Call - OTC USD versus CNH	7.300	01/14/2025	30	3	1
Call - OTC USD versus CNH	7.450	02/14/2025	30	3	1
MBC	Call - OTC USD versus CNH	7.375	02/14/2025	10	1	(1)

$18	$3

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.930%	06/23/2025	300	$11	$5
BRC	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	100	4	2
DUB	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.065	06/24/2025	400	12	6
Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.960	06/25/2025	400	14	7
Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	100	4	2
FAR	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.875	02/03/2025	700	4	1
JPM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.250	01/15/2025	4,000	5	1
Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.308	05/14/2025	5,300	4	2

$58	$26

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	200	$15	$97

Total Purchased Options	$91	$126

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.250%	06/23/2025	1,200	$(11)	$(3)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	200	(15)	(77)
BRC	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.350	09/25/2025	400	(4)	(1)
DUB	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.400	06/24/2025	1,500	(12)	(3)
Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.280	06/25/2025	400	(4)	(1)
Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.300	06/25/2025	1,200	(11)	(3)
Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.330	09/25/2025	400	(4)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	300	(1)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	300	(1)	(1)
JPM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Receive	0.820	12/16/2024	1,200	(9)	0

Total Written Options	$(74)	$(93)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.316%	$160	$(6)	$0	$0	$(6)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.316	160	(5)	0	0	(5)

$(11)	$0	$0	$(11)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.106%	$200	$(5)	$7	$2	$0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$654	JPY	96,700	$(3)	$1	$0	$(2)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	761		111,800	(2)	1	0	(1)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	3,022		442,600	28	5	33	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	762		111,700	(1)	1	0	0
BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	551		77,100	28	1	29	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	648		95,600	(1)	1	0	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	1,465		204,000	79	3	82	0
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	1,237		172,300	74	2	76	0

								$202	$15	$220	$(3)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/18/2029	MYR	5,990	$(5)	$1	$0	$(4)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		520	(1)	0	0	(1)
GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029		1,660	2	(3)	0	(1)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		2,460	16	(22)	0	(6)

								$12	$(24)	$0	$(12)

Total Swap Agreements								$198	$(2)	$222	$(26)

(1)		Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 09/30/2024

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$30	$0	$30
Australia
Sovereign Issues	0	143	0	143
Brazil
Sovereign Issues	0	853	0	853
Canada
Corporate Bonds & Notes	0	481	0	481
Sovereign Issues	0	3,005	0	3,005
Cayman Islands
Asset-Backed Securities	0	4,255	0	4,255
Corporate Bonds & Notes	0	202	0	202
Sovereign Issues	0	209	0	209
Denmark
Corporate Bonds & Notes	0	2,283	0	2,283
France
Corporate Bonds & Notes	0	325	0	325
Sovereign Issues	0	1,471	0	1,471
Germany
Corporate Bonds & Notes	0	602	0	602
Sovereign Issues	0	455	0	455
Hungary
Sovereign Issues	0	216	0	216
Ireland
Asset-Backed Securities	0	2,204	0	2,204
Corporate Bonds & Notes	0	199	0	199
Israel
Sovereign Issues	0	645	0	645
Italy
Corporate Bonds & Notes	0	446	0	446
Sovereign Issues	0	1,073	0	1,073
Japan
Corporate Bonds & Notes	0	311	0	311
Sovereign Issues	0	3,761	0	3,761
Luxembourg
Common Stocks	0	0	224	224
Corporate Bonds & Notes	0	432	0	432
Malaysia
Corporate Bonds & Notes	0	436	0	436
Sovereign Issues	0	689	0	689
Mexico
Sovereign Issues	0	113	0	113
Netherlands
Corporate Bonds & Notes	0	204	0	204
Non-Agency Mortgage-Backed Securities	0	936	0	936
New Zealand
Sovereign Issues	0	54	0	54
Norway
Sovereign Issues	0	66	0	66
Peru
Sovereign Issues	0	657	0	657
Poland
Sovereign Issues	0	746	0	746
Romania
Sovereign Issues	0	1,179	0	1,179
Saudi Arabia
Sovereign Issues	0	903	0	903
Serbia
Sovereign Issues	0	99	0	99
Singapore
Sovereign Issues	0	581	0	581
South Africa
Sovereign Issues	0	728	0	728
South Korea
Sovereign Issues	0	3,217	0	3,217
Spain
Sovereign Issues	0	526	0	526
Switzerland
Corporate Bonds & Notes	0	1,154	0	1,154
United Arab Emirates
Corporate Bonds & Notes	0	507	0	507
United Kingdom
Corporate Bonds & Notes	0	2,987	0	2,987
Non-Agency Mortgage-Backed Securities	0	1,403	0	1,403
Sovereign Issues	0	827	0	827
United States
Asset-Backed Securities	0	3,308	0	3,308
Corporate Bonds & Notes	0	3,795	0	3,795
Municipal Bonds & Notes	0	280	0	280
Non-Agency Mortgage-Backed Securities	0	7,921	0	7,921
U.S. Government Agencies	0	53,154	0	53,154
U.S. Treasury Obligations	0	12,047	0	12,047
Short-Term Instruments
Japan Treasury Bills	0	973	0	973

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2024 (Unaudited)

	$0	$123,091	$224	$123,315
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33	$0	$0	$33

Total Investments	$33	$123,091	$224	$123,348

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(26,394)	$0	$(26,394)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	39	227	0	266
Over the counter	0	859	0	859

	$39	$1,086	$0	$1,125
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(28)	(227)	0	(255)
Over the counter	0	(564)	0	(564)

	$(28)	$(791)	$0	$(819)

Total Financial Derivative Instruments	$11	$295	$0	$306

Totals	$44	$96,992	$224	$97,260

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,447	$34,355	$(38,770)	$4	$(3)	$33	$58	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	JPM	JP Morgan Chase Bank N.A.
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BSH	Banco Santander S.A. - New York Branch	GRE	NatWest Markets Securities, Inc.	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	GST	Goldman Sachs International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SONIO	Sterling Overnight Interbank Average Rate
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	SRFXON3	Swiss Overnight Rate Average (6PM)

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TELBOR	Tel Aviv Inter-Bank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	THOR	Thai Overnight Baht Repurchase Rate
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 96.2%
MUTUAL FUNDS (a) 90.1%
PIMCO Emerging Markets Bond Fund	637,922	$5,588
PIMCO Global Advantage® Strategy Bond Fund	719,656	7,420
PIMCO Income Fund	860,802	9,288
PIMCO International Bond Fund (U.S. Dollar-Hedged)	558,134	5,581
PIMCO Investment Grade Credit Bond Fund	1,002,054	9,269
PIMCO RAE International Fund	1,048,435	9,237
PIMCO RAE PLUS EMG Fund	1,213,383	9,210
PIMCO RAE PLUS Small Fund	537,284	9,257
PIMCO Real Return Fund	896,805	9,255
PIMCO Short-Term Fund	2,892,736	27,886
PIMCO StocksPLUS® Fund	690,875	9,292
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,060,475	9,152
PIMCO StocksPLUS® International Fund (Unhedged)	1,534,031	18,224
PIMCO Total Return Fund IV	2,869,485	27,777

Total Mutual Funds (Cost $159,049)		166,436

SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III	1,167,685	11,370

Total Short-Term Instruments (Cost $11,350)		11,370

Total Investments in Affiliates (Cost $170,399)		177,806

Total Investments 96.2% (Cost $170,399)		$177,806
Financial Derivative Instruments (b)(e) 0.5%(Cost or Premiums, net $851)		865
Other Assets and Liabilities, net 3.3%		6,139

Net Assets 100.0%		$184,810

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)		Institutional Class Shares of each Fund.
(b)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDEXES
Description		Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500		$3,800.000	06/20/2025	38	$4	$133	$99
Put - CBOE S&P 500		4,350.000	06/20/2025	38	4	243	173
Put - CBOE S&P 500		4,900.000	06/20/2025	38	4	475	323

Total Purchased Options						$851	$595

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index December Futures	12/2024	235	$68,317		$1,253	$270	$0

Total Futures Contracts					$1,253	$270	$0

Cash of $3,678 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory		Level 1	Level 2		Level 3	Fair Value at 09/30/2024

Investments in Affiliates, at Value

Mutual Funds	$166,436	$0	$0	$166,436
Short-Term Instruments
Central Funds Used for Cash Management Purposes	11,370	0	0	11,370

Total Investments	$177,806	$0	$0	$177,806

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$270	$595	$0	$865

Total Financial Derivative Instruments	$270	$595	$0	$865

Totals	$178,076	$595	$0	$178,671

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$5,658	$320	$(633)	$(83)	$326	$5,588	$284	$0
PIMCO Global Advantage® Strategy Bond Fund	7,517	365	(613)	(2)	153	7,420	200	0
PIMCO Income Fund	9,445	577	(879)	(72)	217	9,288	444	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,638	303	(432)	(17)	89	5,581	177	0
PIMCO Investment Grade Credit Bond Fund	9,406	525	(925)	(94)	357	9,269	301	0
PIMCO RAE International Fund	9,408	395	(1,621)	(15)	1,070	9,237	0	0
PIMCO RAE PLUS EMG Fund	9,410	1,004	(2,063)	(53)	912	9,210	795	0
PIMCO RAE PLUS Small Fund	9,300	883	(2,041)	(970)	2,085	9,257	606	0
PIMCO Real Return Fund	9,376	480	(864)	(40)	303	9,255	245	0
PIMCO Short-Term Floating NAV Portfolio III	13,533	40,524	(42,700)	13	0	11,370	531	0
PIMCO Short-Term Fund	28,311	1,697	(2,299)	(18)	195	27,886	1,117	0
PIMCO StocksPLUS® Fund	9,372	461	(2,000)	315	1,144	9,292	432	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	9,385	832	(1,587)	134	388	9,152	831	0
PIMCO StocksPLUS® International Fund (Unhedged)	18,742	1,275	(3,204)	(994)	2,405	18,224	1,070	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	28,247	1,614	(2,571)	(130)	617	27,777	888	0
Totals	$182,748	$51,255	$(64,432)	$(2,026)	$10,261	$177,806	$7,921	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.7% ¤
CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 0.5%
Ally Financial, Inc. 8.000% due 11/01/2031	$800	$906
Kaisa Group Holdings Ltd. 9.375% due 06/30/2049 ^(b)	1,200	39
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (a)	31	4
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (a)	31	3
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)	62	6
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)	94	9
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)	94	7
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)	46	4
VICI Properties LP 3.875% due 02/15/2029	700	671

		1,649

INDUSTRIALS 0.6%
Berry Global, Inc. 4.875% due 07/15/2026	603	603
Broadcom, Inc. 3.137% due 11/15/2035	208	178
Energy Transfer LP 3.750% due 05/15/2030	1,100	1,051

		1,832

UTILITIES 0.3%
Pacific Gas & Electric Co. 2.500% due 02/01/2031	1,100	964

Total Corporate Bonds & Notes (Cost $5,813)		4,445

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (a)	1,300	812

Total Convertible Bonds & Notes (Cost $1,284)		812

U.S. GOVERNMENT AGENCIES 30.5%
Fannie Mae
6.151% due 01/25/2051 •	327	332
6.250% due 08/25/2054 •	96	96
Freddie Mac 6.251% due 04/15/2049 - 12/15/2050 •	560	561
Ginnie Mae
5.461% due 08/20/2068 •	513	511
5.995% due 05/20/2074 •	159	158
6.117% due 02/20/2070 •	26	26
6.195% due 05/20/2074 •	182	183
6.245% due 09/20/2071 •	2,593	2,605
Uniform Mortgage-Backed Security, TBA
2.000% due 11/01/2054	7,900	6,542
2.500% due 11/01/2054	6,000	5,186
3.000% due 10/01/2054	3,300	2,962
3.500% due 11/01/2054	2,300	2,144
4.500% due 11/01/2054	12,000	11,803
5.000% due 11/01/2054	17,000	16,993
5.500% due 11/01/2054	300	304
6.000% due 11/01/2054	23,800	24,325

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

6.500% due 11/01/2054	19,700	20,301

Total U.S. Government Agencies (Cost $95,302)		95,032

U.S. TREASURY OBLIGATIONS 10.6%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)(m)	9,500	6,450
4.000% due 11/15/2042 (i)(k)	990	975
4.000% due 11/15/2052 (k)	740	720
U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2025	16,446	16,212
1.750% due 01/15/2034	5,014	5,072
2.125% due 04/15/2029	3,457	3,555

Total U.S. Treasury Obligations (Cost $35,635)		32,984

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Alliance Bancorp Trust 5.449% due 07/25/2037 •	259	223
Bear Stearns Adjustable Rate Mortgage Trust
4.798% due 02/25/2036 ~	13	12
4.900% due 07/25/2036 ~	65	57
Countrywide Alternative Loan Trust
5.269% due 07/25/2035 •	356	269
5.289% due 09/25/2047 •	90	84
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 04/25/2036	211	104
Impac CMB Trust
5.589% due 04/25/2035 •	73	69
5.614% due 04/25/2035 •	94	88
Residential Accredit Loans, Inc. Trust
5.329% due 06/25/2046 •	223	52
6.000% due 12/25/2036	64	53
Residential Asset Securitization Trust 5.369% due 05/25/2035 •	329	204
Towd Point Mortgage Trust 4.134% due 04/25/2055 ~	5,000	4,875
WaMu Mortgage Pass-Through Certificates Trust 5.629% due 01/25/2045 •	1,395	1,371

Total Non-Agency Mortgage-Backed Securities (Cost $7,714)		7,461

ASSET-BACKED SECURITIES 15.1%
522 Funding CLO Ltd. 6.584% due 10/20/2031 •	366	366
Aames Mortgage Investment Trust 5.449% due 04/25/2036 •	76	71
ACAS CLO Ltd. 6.431% due 10/18/2028 •	74	74
ACE Securities Corp. Home Equity Loan Trust
5.449% due 06/25/2036 •	148	110
5.869% due 08/25/2035 •	110	109
Ally Auto Receivables Trust 5.320% due 01/15/2027	32	32
Apidos CLO 6.441% due 07/18/2029 •	146	146
Argent Mortgage Loan Trust 5.449% due 05/25/2035 •	422	379
Argent Securities Trust 5.269% due 07/25/2036 •	314	278
Asset-Backed Securities Corp. Home Equity Loan Trust 2.891% due 03/25/2036 •	2,515	2,456
Benefit Street Partners CLO Ltd. 6.577% due 01/17/2032 •	174	174
Carlyle Global Market Strategies CLO Ltd. 6.328% due 08/14/2030 •	225	226
CarMax Auto Owner Trust
4.750% due 10/15/2027	176	176
5.340% due 08/16/2027	733	738
5.720% due 11/16/2026	89	89
Carvana Auto Receivables Trust
3.350% due 02/10/2027	616	612
4.130% due 04/12/2027	1,103	1,099
4.850% due 06/12/2028	710	717
5.330% due 07/10/2029	180	184
5.760% due 04/12/2027	719	721
5.900% due 08/10/2027	170	171
5.980% due 12/10/2027	735	741
6.360% due 04/12/2027	89	89
Catamaran CLO Ltd. 6.644% due 04/22/2030 •	224	224
Citigroup Mortgage Loan Trust 5.404% due 11/25/2036 •	52	52

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

Citizens Auto Receivables Trust
5.840% due 01/18/2028		890	903
6.292% due 07/15/2026 •		427	428
Countrywide Asset-Backed Certificates Trust
5.249% due 05/25/2035 •		204	199
5.469% due 03/25/2037 •		550	535
Crestline Denali CLO Ltd. 6.685% due 10/23/2031 •		304	305
Elevation CLO Ltd. 6.496% due 10/25/2030 •		162	162
First Franklin Mortgage Loan Trust 5.674% due 11/25/2036 •		1,171	1,141
First NLC Trust 5.749% due 02/25/2036 •		243	238
Flagship Credit Auto Trust 5.640% due 03/15/2028		532	536
Ford Credit Auto Owner Trust 4.650% due 02/15/2028		354	355
Fremont Home Loan Trust
5.239% due 10/25/2036 •		596	536
5.269% due 10/25/2036 •		1,900	768
Gallatin CLO Ltd. 6.653% due 07/15/2031 •		365	366
Golden Credit Card Trust 4.310% due 09/15/2027		2,630	2,626
GSAMP Trust 5.669% due 05/25/2046 •		3,074	2,873
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		201	200
IndyMac INDB Mortgage Loan Trust 5.109% due 07/25/2036 •		804	263
JP Morgan Mortgage Acquisition Trust 4.536% due 11/25/2036 þ		6,759	6,700
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		493	463
Lehman XS Trust
4.552% due 06/25/2036 þ		383	374
5.289% due 05/25/2036 •		396	339
Long Beach Mortgage Loan Trust
5.529% due 09/25/2034 •		177	177
5.569% due 01/25/2036 •		1,068	981
Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		741	710
6.811% due 11/15/2068 •		205	206
Oaktree CLO Ltd. 6.654% due 04/22/2030 •		292	292
OCP Euro CLO DAC 4.568% due 09/22/2034 •	EUR	597	663
Octagon Investment Partners Ltd. 6.378% due 02/14/2031 •		$333	333
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029		325	331
Oscar U.S. Funding LLC 5.810% due 12/10/2027		360	368
OSD CLO Ltd. 6.417% due 04/17/2031 •		347	347
OZLM Ltd.
6.527% due 10/17/2029 •		182	182
6.704% due 07/20/2032 •		500	501
6.767% due 10/30/2030 •		16	16
Palmer Square CLO Ltd. 6.547% due 10/17/2031 •		109	109
Palmer Square European Loan Funding DAC 4.465% due 04/15/2031 •	EUR	226	251
Palmer Square Loan Funding Ltd.
6.344% due 07/20/2029 •		$295	295
6.363% due 10/15/2029 •		817	817
Popular ABS Mortgage Pass-Through Trust 5.464% due 07/25/2036 •		113	107
Rad CLO Ltd. 6.665% due 07/24/2032 •		800	801
Recette Clo Ltd. 6.624% due 04/20/2034 •		250	250
Santander Drive Auto Receivables Trust 5.710% due 02/16/2027		250	250
Saranac CLO Ltd. 6.333% due 08/13/2031 •		275	275
SCCU Auto Receivables Trust 5.700% due 10/16/2028		170	174
Segovia European CLO DAC 4.568% due 07/20/2032 •	EUR	495	550
SMB Private Education Loan Trust
1.290% due 07/15/2053		$318	297
6.792% due 03/15/2056 •		1,190	1,199

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

7.142% due 10/16/2056 •		643	653
Sound Point CLO Ltd.
6.524% due 10/20/2030 •		488	488
6.526% due 07/25/2030 •		137	137
6.754% due 07/20/2032 •		600	601
Structured Asset Securities Corp. Mortgage Loan Trust
5.539% due 10/25/2036 •		60	60
5.764% due 02/25/2036 •		100	100
TCI-Symphony CLO Ltd. 6.583% due 10/13/2032 •		444	445
TCW CLO Ltd. 6.516% due 04/25/2031 •		262	262
Toyota Auto Receivables Owner Trust 5.300% due 09/15/2027		1,000	1,009
Venture CLO Ltd.
6.534% due 07/20/2030 •		376	376
6.677% due 07/30/2032 •		1,200	1,201
Vibrant CLO Ltd. 6.664% due 07/20/2032 •		300	300
Voya CLO Ltd. 6.563% due 10/15/2030 •		133	133
Wind River CLO Ltd. 6.643% due 07/15/2031 •		611	612

Total Asset-Backed Securities (Cost $47,302)			47,203

SOVEREIGN ISSUES 6.3%
Argentina Government International Bond
0.750% due 07/09/2030 þ		423	238
4.125% due 07/09/2035 þ		289	139
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (d)	BRL	500	92
0.000% due 04/01/2025 (d)		39,300	6,840
Canada Government Bond 3.250% due 09/01/2028	CAD	7,100	5,353
Colombian TES
5.750% due 11/03/2027	COP	8,095,000	1,774
7.750% due 09/18/2030		10,707,900	2,368
Mexico Government International Bond
4.000% due 11/30/2028 (f)	MXN	676	33
4.000% due 08/24/2034 (f)		633	30
8.500% due 03/01/2029		45,000	2,229
Peru Government International Bond 1.862% due 12/01/2032		$800	644
United Kingdom Gilt 0.625% due 10/22/2050	GBP	3	2

Total Sovereign Issues (Cost $19,808)			19,742

		SHARES
MUTUAL FUNDS 15.2% (h)
SPDR Portfolio S&P 500 ETF		699,900	47,250

Total Mutual Funds (Cost $45,755)			47,250

COMMON STOCKS 2.4%
COMMUNICATION SERVICES 0.2%
Meta Platforms, Inc. 'A'		1,023	586

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (c)		3,662	682

INFORMATION TECHNOLOGY 1.5%
Apple, Inc.		1,711	399
Arista Networks, Inc. (c)		400	154
ASML Holding NV		454	378
Broadcom, Inc.		3,670	633
Dell Technologies, Inc. 'C'		1,900	225
Marvell Technology, Inc.		3,000	216
Microsoft Corp.		1,250	538
NVIDIA Corp.		12,672	1,539
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR		2,974	517

			4,599

UTILITIES 0.5%
AES Corp.		12,000	241
American Electric Power Co., Inc.		1,000	103
Constellation Energy Corp.		1,100	286

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

NextEra Energy, Inc.	3,000	253
NRG Energy, Inc.	3,000	273
Southern Co.	2,500	225
Vistra Corp.	3,000	356

		1,737

Total Common Stocks (Cost $6,403)		7,604

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(g)	389,000	395

Total Preferred Securities (Cost $389)		395

REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
Digital Realty Trust, Inc.	2,218	359
Equinix, Inc.	397	352

Total Real Estate Investment Trusts (Cost $619)		711

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
COMMERCIAL PAPER 0.1%
Bacardi Martini BV 5.700% due 10/17/2024	$130	130

U.S. TREASURY BILLS 0.1%
4.605% due 12/26/2024 (d)(e)	400	396

Total Short-Term Instruments (Cost $526)		526

Total Investments in Securities (Cost $266,550)		264,165

	SHARES
INVESTMENTS IN AFFILIATES 42.4%
MUTUAL FUNDS 8.4% (h)
PIMCO Investment Grade Credit Bond Fund	2,834,273	26,217

Total Mutual Funds (Cost $29,165)		26,217

SHORT-TERM INSTRUMENTS 34.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 34.0%
PIMCO Short Asset Portfolio	8,759,720	85,513
PIMCO Short-Term Floating NAV Portfolio III	2,122,662	20,668

Total Short-Term Instruments (Cost $107,303)		106,181

Total Investments in Affiliates (Cost $136,468)		132,398

Total Investments 127.1% (Cost $403,018)		$396,563
Financial Derivative Instruments (j)(l) (0.1)%(Cost or Premiums, net $10)		(351)
Other Assets and Liabilities, net (27.0)%		(84,099)

Net Assets 100.0%		$312,113

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Payment in-kind security.
(b)						Security is not accruing income as of the date of this report.
(c)						Security did not produce income within the last twelve months.
(d)						Zero coupon security.
(e)						Coupon represents a yield to maturity.
(f)						Principal amount of security is adjusted for inflation.
(g)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)						Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)

Securities with an aggregate market value of $3 have been pledged as collateral as of September 30, 2024 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE Hang Seng China Enterprises Index November 2024 Futures	HKD	7,200.000	11/15/2024	35	2	50	44

Total Purchased Options						$50	$44

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOE Hang Seng China Enterprises Index November 2024 Futures	HKD	7,900.000	11/15/2024	35	2	(50)	(56)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures		$112.000	10/25/2024	17	$17	$(9)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures		117.000	10/25/2024	17	17	(8)	(1)

						$(17)	$(2)

Total Written Options						$(67)	$(58)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond December Futures	12/2024	1	$74	$0	$0	$0
Canada Government 10-Year Bond December Futures	12/2024	4	370	2	0	0
E-Mini S&P 100 Index December Futures	12/2024	1	405	10	1	0
E-Mini S&P 500 Index December Futures	12/2024	112	32,560	777	129	0
Euro STOXX 600 December Futures	12/2024	458	13,406	181	82	(143)
Euro-Bobl December Futures	12/2024	2	267	3	0	0
Euro-Bund 10-Year Bond December Futures	12/2024	13	1,952	32	6	0
Hang Seng China Enterprises Index October Futures	10/2024	35	1,701	16	16	0
Japan Government 10-Year Bond December Futures	12/2024	6	6,039	10	13	(24)
Mini MSCI Emerging Markets Index December Futures	12/2024	6	352	22	0	(6)
Nikkei 225 Index December Futures	12/2024	21	2,785	190	49	(134)
S&P/Toronto Stock Exchange 60 December Futures	12/2024	24	5,126	79	6	0
SPI 200 Index December Futures	12/2024	18	2,584	42	16	(1)
Topix Index December Futures	12/2024	25	4,605	156	83	(171)
U.S. Treasury 2-Year Note December Futures	12/2024	149	31,028	65	0	(56)
U.S. Treasury 5-Year Note December Futures	12/2024	827	90,873	182	0	(303)
U.S. Treasury 10-Year Note December Futures	12/2024	13	1,486	(3)	0	(6)
U.S. Treasury 10-Year Ultra December Futures	12/2024	297	35,134	(96)	0	(153)
U.S. Treasury 30-Year Bond December Futures	12/2024	1	124	(1)	0	(1)
United Kingdom Long Gilt December Futures	12/2024	4	526	(3)	1	(1)

$1,664	$402	$(999)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond December Futures	12/2024	29	$(2,334)	$18	$6	$0
Euro-Buxl 30-Year Bond December Futures	12/2024	6	(910)	(9)	0	(7)
Euro-OAT France Government 10-Year Bond December Futures	12/2024	3	(424)	(2)	0	(2)
FTSE 100 Index December Futures	12/2024	3	(332)	2	4	(2)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	28	(3,727)	53	22	0

$62	$32	$(11)

Total Futures Contracts	$1,726	$434	$(1,010)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	0.30%	$500	$20	$(3)	$17	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

iTraxx Crossover 42 5-Year Index	(5.000)%	Quarterly	12/20/2029	EUR	100	$(9)	$0	$(9)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$1,000	$74	$0	$74	$0	$0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	3,300	69	7	76	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	5,200	117	1	118	0	(1)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

iTraxx Europe Main 42 5-Year Index	1.000		Quarterly	12/20/2029		300	7	0	7	0	0

							$267	$8	$275	$0	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.400%	Annual	02/10/2026	GBP	8,800	$42	$20	$62	$0	$(6)
Receive	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	09/18/2026		5,900	(23)	(24)	(47)	5	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		7,000	231	(79)	152	0	(4)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		118	(1)	8	7	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		400	(6)	1	(5)	0	0
Receive(7)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	INR	208,570	0	(3)	(3)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.125	Annual	10/12/2024	JPY	4,150,000	3	(1)	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	09/18/2026		1,360,000	11	(1)	10	10	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		1,390,000	(71)	(35)	(106)	0	(11)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		850,000	23	(24)	(1)	12	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		900,000	249	43	292	15	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		200,000	8	(26)	(18)	4	0
Pay(7)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	43,590	(5)	0	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$12,100	62	25	87	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		24,420	(272)	194	(78)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		17,450	75	(19)	56	23	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		39,600	193	(108)	85	57	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		22,300	(217)	(30)	(247)	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		19,800	66	(146)	(80)	34	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		14,700	104	35	139	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,926	(4)	18	14	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		7,300	0	(92)	(92)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		4,100	24	5	29	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/30/2028		16,500	(6)	(548)	(554)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		200	2	(1)	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		1,205	(3)	27	24	0	(3)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	03/05/2029		4,000	(6)	20	14	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		300	27	(4)	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		48,400	101	(915)	(814)	118	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,900	57	(8)	49	0	(5)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		7,460	(155)	(38)	(193)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		700	(2)	4	2	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		883	(3)	27	24	0	(3)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	9,500	8	10	18	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	3,600	32	56	88	0	(10)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031	2,600	(32)	19	(13)	8	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	2,600	14	72	86	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032	2,600	28	154	182	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,500	273	13	286	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,200	(293)	41	(252)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	6,700	200	(5)	195	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	3,477	(14)	131	117	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	2,000	(8)	82	74	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	4,141	(15)	201	186	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	986	(4)	56	52	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	833	(3)	48	45	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	703	(3)	42	39	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	706	(3)	41	38	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	569	(2)	35	33	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	406	(1)	32	31	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	800	(4)	(47)	(51)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	944	(4)	(39)	(43)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	1,014	(4)	(36)	(40)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	2,690	(100)	100	0	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	12,850	781	(781)	0	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	1,129	(5)	(11)	(16)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	321	(1)	6	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	643	(3)	13	10	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	242	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	7,850	186	73	259	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	2,008	(9)	79	70	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	1,200	(4)	31	27	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034	1,800	73	53	126	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	1,193	(4)	52	48	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	796	(3)	36	33	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	1,194	(4)	58	54	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	1,180	(3)	71	68	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	1,187	(3)	76	73	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	19,558	332	(945)	(613)	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	532	(2)	(9)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	532	(2)	(9)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	1,500	(5)	(21)	(26)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	531	(2)	(6)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	531	(2)	(7)	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	293	(1)	2	1	1	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		766	(3)	6	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,061	(4)	11	7	3	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,900	(38)	(75)	(113)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	63	26	89	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,400	(820)	(179)	(999)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,500	286	101	387	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		212	(1)	18	17	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.400	Annual	11/15/2053		900	(5)	(13)	(18)	4	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	12/05/2053		3,300	(50)	105	55	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		5,490	410	(259)	151	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		11,700	26	325	351	0	(47)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		384	(5)	(10)	(15)	1	0
Pay	1-Year BRL-CDI	9.955	Maturity	01/02/2029	BRL	15,500	(68)	(117)	(185)	0	(6)
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029		5,530	0	(6)	(6)	0	(2)
Receive	1-Year BRL-CDI	12.380	Maturity	01/02/2029		7,900	0	(1)	(1)	3	0
Pay(7)	3-Month CNY-CNREPOFIX	1.750	Quarterly	03/19/2030	CNY	1,640	1	(2)	(1)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.550	Quarterly	03/18/2029	COP	21,830,600	136	(220)	(84)	4	0
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	5,900	44	17	61	8	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029		318	(1)	8	7	1	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		324	0	(9)	(9)	0	(1)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		177	0	(4)	(4)	0	(1)
Receive(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		7,200	(82)	(57)	(139)	0	(23)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		200	(1)	8	7	1	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		177	0	(4)	(4)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		177	0	(4)	(4)	0	(1)
Receive(7)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		6,550	54	60	114	38	0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		2,675	(3)	3	0	0	(28)
Receive	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	13,800	235	4	239	6	0
Receive(7)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	575,260	(5)	(1)	(6)	0	0
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	50,500	95	62	157	3	0
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		26,100	(30)	(46)	(76)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	5,700	45	100	145	0	(11)
Receive	6-Month CLP-CHILIBOR	5.070	Semi-Annual	03/04/2026	CLP	5,100,000	0	(48)	(48)	1	0
Pay	6-Month CLP-CHILIBOR	5.025	Semi-Annual	03/18/2026		5,100,000	0	83	83	0	(1)
Pay	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027		924,660	22	13	35	0	0
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	90	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	332	(1)	23	22	1	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		383	(1)	(22)	(23)	0	(1)
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		567	(1)	(23)	(24)	0	(2)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		364	(1)	(16)	(17)	0	(1)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		242	0	(9)	(9)	0	(1)
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		10,400	(1,067)	(474)	(1,541)	36	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		201	(1)	18	17	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		110	0	(11)	(11)	0	(1)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033	119	0	(10)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033	158	(1)	(12)	(13)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033	217	(1)	(15)	(16)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033	707	(3)	(48)	(51)	0	(4)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033	485	(2)	(29)	(31)	0	(3)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	283	(1)	(18)	(19)	0	(2)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034	282	(1)	(10)	(11)	0	(2)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034	200	(1)	12	11	1	0
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	160,300	85	(72)	13	0	0
Receive	6-Month HUF-BBR	11.070	Annual	09/02/2027	89,000	(29)	(10)	(39)	0	0
Pay	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	3,410	(30)	1	(29)	0	0
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	1,800	(3)	(21)	(24)	0	(1)
Receive	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	MXN	55,400	113	(44)	69	5	0
Receive	28-Day MXN-TIIE	9.580	Lunar	09/20/2028	13,700	6	(29)	(23)	1	0
Pay	28-Day MXN-TIIE	8.835	Lunar	03/13/2029	53,700	(36)	58	22	0	(5)
Receive(7)	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	4,300	(50)	(3)	(53)	0	(3)
Receive	CAONREPO	3.500	Semi-Annual	06/19/2029	4,800	3	(129)	(126)	0	(8)
Receive(7)	SIBSORA	2.500	Semi-Annual	03/19/2030	SGD	1,810	(23)	8	(15)	0	(1)

$1,142	$(2,893)	$(1,751)	$782	$(415)

Total Swap Agreements	$1,420	$(2,888)	$(1,468)	$782	$(416)

(k)

Securities with an aggregate market value of $5,882 and cash of $3,703 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recover value of the reference obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness.

(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2024	CAD	1,322	$973	$0	$(4)
10/2024	KRW	308,421	235	1	0
10/2024	PLN	302	78	0	(1)
10/2024	$41	HKD	318	0	0
10/2024	183	JPY	26,403	1	0
10/2024	151	KRW	201,866	2	0
10/2024	271	ZAR	4,825	8	0
BPS	10/2024	BRL	32,007	$5,849	0	(27)
10/2024	CAD	300	221	0	0
10/2024	CHF	85	101	0	0
10/2024	CNH	1,897	265	0	(6)
10/2024	COP	422,016	100	0	0
10/2024	DKK	658	98	0	0
10/2024	HUF	430,716	1,197	0	(10)
10/2024	JPY	193,000	1,375	32	0
10/2024	NZD	3,611	2,247	0	(47)
10/2024	PHP	36,370	650	2	0
10/2024	PLN	192	50	0	0
10/2024	THB	15,022	453	0	(14)
10/2024	$5,748	BRL	32,007	128	0
10/2024	63	CNH	449	1	0
10/2024	7,924	EUR	7,115	3	(7)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

	10/2024		145	HKD	1,131	0	0
	10/2024		50	HUF	17,806	0	0
	10/2024		131	ILS	486	0	(1)
	10/2024		459	KRW	613,708	7	0
	10/2024		145	PLN	556	0	(1)
	11/2024	BRL	820		$150	0	0
	11/2024	CNH	4,014		557	0	(18)
	11/2024	PLN	556		145	1	0
	11/2024	TWD	6,474		203	0	(3)
	11/2024		$98	DKK	657	0	0
	12/2024	MXN	39,654		$2,013	29	(7)
	01/2025	BRL	30,342		5,398	0	(111)
BRC	10/2024	CLP	141,210		157	0	0
	10/2024	CZK	7,170		319	2	0
	10/2024	GBP	2,960		3,905	0	(52)
	10/2024	HUF	35,480		100	1	0
	10/2024	INR	4,204		50	0	0
	10/2024	MYR	5,506		1,266	0	(69)
	10/2024	NOK	955		91	0	0
	10/2024	NZD	2,249		1,395	0	(34)
	10/2024	PLN	889		232	1	0
	10/2024		$307	CLP	276,510	0	0
	10/2024		693	HUF	249,467	6	0
	10/2024		50	INR	4,188	0	0
	10/2024		45	JPY	6,485	0	0
	10/2024		2,444	NOK	25,890	9	0
	10/2024		1,102	NZD	1,745	6	0
	10/2024		1,607	SEK	16,264	0	(6)
	11/2024	NOK	957		$91	0	0
	11/2024	NZD	1,745		1,103	0	(6)
	11/2024	PLN	1		0	0	0
	11/2024	SEK	16,238		1,607	6	0
	11/2024		$33	JPY	4,694	0	0
	11/2024		182	NOK	1,914	0	(1)
	11/2024		446	TRY	16,769	21	0
	12/2024	MXN	978		$49	0	0
	12/2024		$150	CLP	138,461	4	0
	12/2024		165	TRY	6,223	2	0
	07/2025		108		4,900	2	0
BSH	10/2024	BRL	19,900		$3,653	0	0
	10/2024		$3,617	BRL	19,900	36	0
	04/2025	BRL	20,900		$3,702	0	(37)
CBK	10/2024		15,767		2,822	0	(72)
	10/2024	DKK	131		20	0	0
	10/2024	GBP	236		313	0	(2)
	10/2024	PHP	61,853		1,100	0	(1)
	10/2024	PLN	191		49	0	0
	10/2024	THB	34,637		1,042	0	(35)
	10/2024		$2,894	BRL	15,767	0	0
	10/2024		236	CNH	1,671	3	0
	10/2024		1,399	IDR	21,708,241	29	0
	10/2024		232	ILS	857	0	(2)
	10/2024		2,972	INR	249,920	8	0
	10/2024		329	KRW	439,735	5	0
	10/2024		1,456	PHP	81,302	0	(9)
	10/2024		2,020	ZAR	37,193	130	0
	11/2024	CNH	3,749		$523	0	(13)
	11/2024	TWD	33,872		1,062	0	(13)
	11/2024		$1,003	BRL	5,493	1	0
	11/2024		20	DKK	131	0	0
	11/2024		195	EUR	174	0	(1)
	11/2024		494	TWD	15,749	6	0
	12/2024	COP	14,893,740		$3,512	6	(1)
	01/2025	PEN	2,094		556	0	(8)
DUB	10/2024	PLN	1,822		472	1	(2)
	10/2024		$312	KRW	415,926	4	0
	10/2024		180	PLN	688	0	(1)
	11/2024	PLN	689		$180	1	0
FAR	10/2024	AUD	7,149		4,914	0	(29)
	10/2024	BRL	3,093		568	0	0
	10/2024	EUR	14,076		15,740	72	0
	10/2024	JPY	1,221,249		8,477	0	(20)
	10/2024		$560	BRL	3,093	8	0
	10/2024		5,545	JPY	796,377	0	(4)
	10/2024		2,586	NZD	4,115	28	0
	11/2024	NZD	4,115		$2,587	0	(28)
	11/2024		$4,916	AUD	7,149	29	0
	11/2024		15,762	EUR	14,076	0	(71)
	11/2024		8,477	JPY	1,215,621	20	0
GLM	10/2024	BRL	27,614		$5,230	173	(12)
	10/2024	PLN	1,909		481	0	(15)
	10/2024		$5,069	BRL	27,614	0	0
	10/2024		357	GBP	271	5	0
	10/2024		308	INR	25,921	1	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

	11/2024		4,508	BRL	25,658	185	0
	12/2024		2,653		14,613	11	0
	02/2025	MXN	13,212		$649	0	(9)
	04/2025	BRL	18,400		3,299	10	(2)
IND	10/2024	MYR	582		134	0	(7)
	10/2024		$3	KRW	3,562	0	0
JPM	10/2024	CNH	3,268		$457	0	(10)
	10/2024	CZK	5,689		251	0	0
	10/2024	DKK	1,373		206	1	0
	10/2024	IDR	6,894,257		446	0	(7)
	10/2024	ILS	1,496		400	0	(2)
	10/2024	NOK	33,792		3,194	0	(8)
	10/2024	PLN	2,141		552	0	(4)
	10/2024		$64	CNH	456	1	0
	10/2024		970	CZK	22,089	6	0
	10/2024		222	DKK	1,486	0	0
	10/2024		100	HUF	35,718	0	(1)
	10/2024		188	ILS	682	0	(5)
	10/2024		174	KRW	232,852	3	0
	10/2024		50	PLN	192	0	0
	10/2024		166	TRY	5,982	8	0
	10/2024	ZAR	8,576		$487	0	(8)
	11/2024	AUD	407		282	1	0
	11/2024	CNH	455		64	0	(1)
	11/2024	TRY	331		9	0	0
	11/2024	TWD	3,376		104	0	(3)
	11/2024		$206	DKK	1,371	0	(1)
	11/2024		3,194	NOK	33,781	8	0
	11/2024		412	TRY	15,469	16	0
	12/2024	CLP	2,540,640		$2,699	0	(125)
	05/2025	TRY	398		9	0	0
	05/2025		$167	TRY	7,406	8	0
MBC	10/2024	AUD	407		$280	0	(1)
	10/2024	CHF	432		512	2	0
	10/2024	EUR	445		492	0	(3)
	10/2024	HUF	17,812		50	0	0
	10/2024	IDR	14,639,500		950	0	(13)
	10/2024	NOK	1,336		127	0	0
	10/2024	SEK	15,805		1,557	1	0
	10/2024	SGD	1,254		976	0	0
	10/2024	TWD	14,326		450	0	(2)
	10/2024		$444	AUD	656	10	0
	10/2024		1,741	CNY	12,255	9	0
	10/2024		198	EUR	178	1	0
	10/2024		1,027	GBP	768	0	0
	10/2024		150	ILS	567	2	0
	10/2024		4,231	JPY	609,467	11	(2)
	10/2024		588	KRW	785,994	8	0
	10/2024		535	NOK	5,627	0	(2)
	10/2024		163	PLN	621	0	(2)
	11/2024	GBP	768		$1,027	0	0
	11/2024	PLN	1,731		449	2	(2)
	11/2024	TWD	5,428		169	0	(3)
	11/2024		$127	NOK	1,336	0	0
	11/2024		976	SGD	1,252	0	0
	12/2024	CAD	68		$50	0	0
	12/2024	MXN	3,004		150	0	(1)
MYI	10/2024	BRL	7,300		1,444	104	0
	10/2024	CLP	141,210		150	0	(7)
	10/2024	CZK	51,636		2,224	0	(56)
	10/2024	DKK	1,297		194	0	0
	10/2024	MYR	3,422		800	0	(30)
	10/2024	THB	1,625		50	0	(1)
	10/2024		$1,340	BRL	7,300	0	0
	10/2024		4,441	CAD	5,984	0	(17)
	10/2024		50	CLP	46,746	2	0
	10/2024		161	DKK	1,081	0	0
	10/2024		8,055	EUR	7,228	0	(10)
	10/2024		2,851	GBP	2,157	33	0
	10/2024		224	KRW	299,201	3	0
	10/2024		800	MYR	3,293	0	(2)
	10/2024		382	NOK	4,033	1	0
	10/2024		50	PEN	187	0	0
	10/2024		513	SGD	668	7	0
	10/2024		405	ZAR	7,423	24	0
	10/2024	ZAR	5,156		$300	2	0
	11/2024	CAD	5,539		4,115	16	0
	11/2024	TWD	3,501		111	0	0
	11/2024		$194	DKK	1,295	0	0
	12/2024	MXN	1,012		$52	1	0
	12/2024		$841	MXN	16,463	0	(15)
RBC	10/2024	CAD	67		$50	0	0
	10/2024		$96	JPY	13,991	1	0
	11/2024		115		16,331	0	(1)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

RYL	10/2024	50	NOK	535	0	0
10/2024	200	SEK	2,030	0	(1)
SCX	10/2024	CAD	4,360	$3,237	13	0
10/2024	$219	CNH	1,582	7	0
10/2024	133	DKK	897	0	0
10/2024	911	INR	76,557	2	0
10/2024	111	JPY	16,094	1	0
10/2024	91	NOK	955	0	0
11/2024	CNH	2,080	$287	0	(11)
11/2024	TWD	1,015	31	0	(1)
11/2024	$108	JPY	15,375	0	(1)
12/2024	MXN	9,599	$485	3	0
SSB	10/2024	SEK	3,548	346	0	(4)
10/2024	$160	CHF	135	0	0
10/2024	50	KRW	66,091	0	0
10/2024	252	SEK	2,575	2	0
10/2024	453	SGD	585	2	0
TOR	10/2024	4,404	AUD	6,493	85	0
10/2024	564	SGD	735	8	0
UAG	10/2024	CHF	3,269	$3,892	29	0
10/2024	PLN	812	209	0	(2)
10/2024	$4,201	CHF	3,563	9	0
10/2024	86	ZAR	1,584	5	0
11/2024	CHF	3,638	$4,306	0	(9)
11/2024	PLN	44	12	0	0

Total Forward Foreign Currency Contracts	$1,505	$(1,193)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100%	02/07/2025	16,500	$21	$5
GLM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100	02/07/2025	14,400	17	4

Total Purchased Options	$38	$9

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(156)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063%	10/21/2024	1,000	$(3)	$(1)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	1,000	(3)	(3)
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	1,000	(3)	(3)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	1,000	(3)	(3)

$(12)	$(10)

Total Written Options	$(267)	$(166)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$62	$0	$(3)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,007	(679)	678	0	(1)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	307	0	(10)
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	(2)	0	(6)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	106	0	(4)

$(1,175)	$1,151	$0	$(24)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	03/19/2030	MYR	10,930	$12	$(7)	$5	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	MLPIPOWR Index	13,107	5.100% (FEDL01 plus a specified spread)	Monthly	03/05/2025	$1,468	$0	$6	$6	$0
BRC	Receive	BCPMXWO Index	670,761	5.240% (FEDL01 plus a specified spread)	Monthly	03/05/2025	75,028	0	(399)	0	(399)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024	100	(1)	7	6	0
MYI	Receive	KOSPI2 Index	23,000,000	0.000%	Maturity	12/12/2024	KRW	7,826,387	0	134	134	0
Receive	DWRTFT Index	143	5.270% (FEDL01 plus a specified spread)	Monthly	05/07/2025	$2,064	0	(3)	0	(3)
Receive	DWRTFT Index	115	5.420% (FEDL01 plus a specified spread)	Monthly	06/11/2025	1,660	0	(7)	0	(7)

$(1)	$(262)	$146	$(409)

Total Swap Agreements	$(1,164)	$882	$151	$(433)

(m)

Securities with an aggregate market value of $3 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2024 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,649	$0	$1,649
Industrials	0	1,832	0	1,832
Utilities	0	964	0	964
Convertible Bonds & Notes
Industrials	0	812	0	812
U.S. Government Agencies	0	95,032	0	95,032
U.S. Treasury Obligations	0	32,984	0	32,984
Non-Agency Mortgage-Backed Securities	0	7,461	0	7,461
Asset-Backed Securities	0	47,203	0	47,203
Sovereign Issues	0	19,742	0	19,742
Mutual Funds	47,250	0	0	47,250
Common Stocks
Communication Services	586	0	0	586
Consumer Discretionary	682	0	0	682
Information Technology	4,599	0	0	4,599
Utilities	1,737	0	0	1,737
Preferred Securities
Banking & Finance	0	395	0	395
Real Estate Investment Trusts
Real Estate	711	0	0	711
Short-Term Instruments
Commercial Paper	0	130	0	130
U.S. Treasury Bills	0	396	0	396

	$55,565	$208,600	$0	$264,165
Investments in Affiliates, at Value
Mutual Funds	26,217	0	0	26,217
Short-Term Instruments
Central Funds Used for Cash Management Purposes	106,181	0	0	106,181

	$132,398	$0	$0	$132,398

Total Investments	$187,963	$208,600	$0	$396,563

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	456	804	0	1,260
Over the counter	0	1,665	0	1,665

	$456	$2,469	$0	$2,925
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(547)	(937)	0	(1,484)
Over the counter	0	(1,792)	0	(1,792)

	$(547)	$(2,729)	$0	$(3,276)

Total Financial Derivative Instruments	$(91)	$(260)	$0	$(351)

Totals	$187,872	$208,340	$0	$396,212

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 0.2% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the

Notes to Financial Statements (Cont.)

value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in this Prospectus.

4. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to

Notes to Financial Statements (Cont.)

be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Investment Grade Credit Bond Fund	$24,684	$791	$0	$0	$742	$26,217	$797	$0
PIMCO Preferred and Capital Securities Fund	3,177	0	(3,259)	327	(245)	0	0	0
PIMCO Short Asset Portfolio	52,045	33,088	0	0	380	85,513	2,486	0
PIMCO Short-Term Floating NAV Portfolio III	52,748	194,966	(227,100)	69	(15)	20,668	2,496	0
Totals	$132,654	$228,845	$(230,359)	$396	$862	$132,398	$5,779	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty
CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter
CBOT	Chicago Board of Trade

Index/Spread Abbreviations:
BCPMXWO	Barclays Custom Equity Index	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	S&P 500	Standard & Poor's 500 Index
BOBL	Bundesobligation, the German word for federal government bond	DWRTFT	Dow Jones Wilshire REIT Total Return Index	SIBSORA	Singapore Overnight Rate Average
CAONREPO	Canadian Overnight Repo Rate Average	FEDL01	Federal funds effective rate	SOFRR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	KOSPI2	Korea Stock Exchange KOSPI 200 Index	SONIO	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	MLPIPOWR	Bank of America Custom Equity Index	SPI 200	Australian Equity Futures Index
CNREPOFIX	China Fixing Repo Rates 7-Day	MUTKCALM	Tokyo Overnight Average Rate	TOPIX	Tokyo Price Index

Other Abbreviations:
ABS	Asset-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	SPDR	Standard & Poor's Depositary Receipts
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced
CHILIBOR	Chile Interbank Offered Rate	MSCI	Morgan Stanley Capital International	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	THOR	Thai Overnight Baht Repurchase Rate
DAC	Designated Activity Company	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate

Schedule of Investments PIMCO High Yield Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.8%
Alliant Holdings Intermediate LLC 7.965% due 09/19/2031	$1,136	$1,131
American Airlines, Inc. 10.294% due 04/20/2028	1,125	1,158
AppLovin Corp. 7.345% due 08/16/2030	2,488	2,489
AVSC Holding Corp. TBD% due 09/01/2025	2,100	2,095
Banff Merger Sub, Inc. 9.005% (TSFR3M + 3.750%) due 07/30/2031 ~	1,188	1,187
Boost Newco Borrower LLC 7.104% due 01/31/2031	792	793
Caesars Entertainment, Inc.
7.595% due 02/06/2030	1,042	1,044
7.595% due 02/06/2031	995	996
Carnival Corp.
7.595% due 08/08/2027	140	141
7.595% due 10/18/2028	1,820	1,826
Covanta Holding Corp. 7.847% due 11/30/2028	1,294	1,297
CP Atlas Buyer, Inc. 8.695% due 11/23/2027	995	984
Da Vinci Purchaser Corp. 8.345% due 01/08/2027	958	959
Delta Topco, Inc. 8.198% due 11/30/2029	499	499
Fertitta Entertainment LLC 8.847% due 01/27/2029	374	373
Foundation Building Materials Holding Co. LLC 8.845% due 01/29/2031	800	781
IRB Holding Corp. 7.695% due 12/15/2027	1,386	1,386
JetBlue Airways Corp. 10.517% - 13.000% (PRIME + 4.500%) due 08/27/2029 ~	1,400	1,374
Johnstone Supply LLC 8.174% due 06/09/2031	100	100
LifePoint Health, Inc. 10.054% (TSFR3M + 4.750%) due 11/16/2028 ~	345	345
Marriott Ownership Resorts, Inc. 7.095% due 04/01/2031	873	872
Medline Borrower LP 7.095% due 10/23/2028	100	100
Modena Buyer LLC 9.104% due 07/01/2031	1,400	1,344
Nouryon Finance BV 8.628% due 04/03/2028	1,049	1,052
Olympus Water U.S. Holding Corp. 8.104% due 06/20/2031	1,102	1,103
PUG LLC 9.595% due 03/15/2030	786	787
Softbank Vision Fund II 6.000% due 12/23/2025 «	1,388	1,372
TK Elevator U.S. Newco, Inc. 8.588% due 04/30/2030	1,379	1,383
TransDigm, Inc.
7.104% due 02/28/2031	1,293	1,290
7.354% due 03/22/2030	3,085	3,088
Trident TPI Holdings, Inc. 8.604% (TSFR3M + 4.000%) due 09/15/2028 ~	2,536	2,543
Triton Water Holdings, Inc. 8.604% (TSFR3M + 4.000%) due 03/31/2028 ~	199	199
Truist Insurance Holdings LLC 7.854% (TSFR3M + 3.250%) due 05/06/2031 ~	650	650
U.S. Renal Care, Inc. 9.960% due 06/20/2028	1,682	1,540
UKG, Inc. 8.555% (TSFR3M + 3.250%) due 02/10/2031 ~	1,197	1,198
USI, Inc. 7.354% due 09/27/2030	396	395

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

Xplor Technologies LLC 8.854% due 06/24/2031 «	475	477

Total Loan Participations and Assignments (Cost $40,217)		40,351

CORPORATE BONDS & NOTES 82.3%
BANKING & FINANCE 12.3%
Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	500	506
7.000% due 01/15/2031	450	463
AmWINS Group, Inc. 6.375% due 02/15/2029	925	948
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029	1,000	896
Baldwin Insurance Group Holdings LLC 7.125% due 05/15/2031	875	921
Boost Newco Borrower LLC 7.500% due 01/15/2031	1,075	1,154
Brandywine Operating Partnership LP 8.875% due 04/12/2029	975	1,079
Burford Capital Global Finance LLC 9.250% due 07/01/2031	2,250	2,424
Credit Acceptance Corp. 9.250% due 12/15/2028	250	268
CTR Partnership LP 3.875% due 06/30/2028	600	572
Cushman & Wakefield U.S. Borrower LLC 8.875% due 09/01/2031	300	328
Encore Capital Group, Inc. 8.500% due 05/15/2030	1,875	1,978
Everglades Re II Ltd. 16.046% (T-BILL 1MO + 11.500%) due 05/13/2031 ~	250	260
Focus Financial Partners LLC 6.750% due 09/15/2031	375	379
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	1,600	1,595
7.000% due 05/01/2031	700	738
Freedom Mortgage Corp.
6.625% due 01/15/2027	775	777
12.000% due 10/01/2028	2,850	3,116
GGAM Finance Ltd.
6.875% due 04/15/2029	400	417
8.000% due 02/15/2027	250	261
Greystar Real Estate Partners LLC 7.750% due 09/01/2030	400	425
HAT Holdings LLC
3.375% due 06/15/2026	700	678
3.750% due 09/15/2030	700	633
8.000% due 06/15/2027	1,750	1,856
HUB International Ltd. 7.250% due 06/15/2030	925	965
Hudson Pacific Properties LP 3.250% due 01/15/2030	200	152
Icahn Enterprises LP
6.250% due 05/15/2026	25	25
9.000% due 06/15/2030	550	555
Intesa Sanpaolo SpA
5.710% due 01/15/2026	1,000	1,008
7.700% due 09/17/2025 •(e)(f)	1,000	1,001
Jane Street Group 7.125% due 04/30/2031	2,800	2,969
Jefferies Finance LLC 5.000% due 08/15/2028	525	500
Jefferson Capital Holdings LLC 9.500% due 02/15/2029	1,300	1,389
Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029	450	440
7.000% due 07/15/2031	250	265
LFS Topco LLC 5.875% due 10/15/2026	1,000	942
Midcap Financial Issuer Trust 6.500% due 05/01/2028	725	703
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	1,275	1,224
5.500% due 08/15/2028	2,250	2,229
7.125% due 02/01/2032	450	470
Navient Corp.
4.875% due 03/15/2028	700	677
6.750% due 06/15/2026	1,600	1,637
Newmark Group, Inc. 7.500% due 01/12/2029	2,825	3,054
OneMain Finance Corp.
3.500% due 01/15/2027	1,100	1,052
6.625% due 01/15/2028	1,850	1,885

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

7.125% due 11/15/2031		895	906
Oxford Finance LLC 6.375% due 02/01/2027		900	895
Panther Escrow Issuer LLC 7.125% due 06/01/2031		375	394
Park Intermediate Holdings LLC 4.875% due 05/15/2029		900	874
Paysafe Finance PLC 4.000% due 06/15/2029		1,500	1,409
Pebblebrook Hotel LP 6.375% due 10/15/2029 (a)		225	227
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,500	1,432
7.125% due 11/15/2030		850	881
7.875% due 12/15/2029		350	374
PRA Group, Inc.
5.000% due 10/01/2029		775	714
8.875% due 01/31/2030		400	417
Quercus Re DAC 11.674% due 01/06/2031 ~	EUR	250	276
RHP Hotel Properties LP
4.500% due 02/15/2029		$1,000	968
4.750% due 10/15/2027		350	346
RLJ Lodging Trust LP
3.750% due 07/01/2026		1,000	979
4.000% due 09/15/2029		450	415
Rocket Mortgage LLC
3.875% due 03/01/2031		750	691
4.000% due 10/15/2033		1,050	939
Service Properties Trust 5.500% due 12/15/2027		300	286
SLM Corp. 3.125% due 11/02/2026		1,500	1,443
Starwood Property Trust, Inc. 3.750% due 12/31/2024		1,100	1,095
Torrey Pines Re Ltd.
10.602% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		250	258
11.852% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		250	258
UniCredit SpA
5.459% due 06/30/2035 •		400	394
7.296% due 04/02/2034 •		700	746
Vornado Realty LP 3.400% due 06/01/2031		300	259
Windmill Re DAC 8.935% due 07/05/2028 ~	EUR	250	276

			63,966

INDUSTRIALS 66.9%
AAR Escrow Issuer LLC 6.750% due 03/15/2029		$400	416
Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		125	119
5.500% due 07/01/2028		300	293
Air Canada 3.875% due 08/15/2026		600	585
Albion Financing SARL 6.125% due 10/15/2026		750	753
Allison Transmission, Inc. 3.750% due 01/30/2031		825	751
Amber Finco PLC 6.625% due 07/15/2029	EUR	100	117
AMC Networks, Inc. 4.250% due 02/15/2029		$300	217
Amer Sports Co. 6.750% due 02/16/2031		925	949
American Airlines, Inc.
5.500% due 04/20/2026		58	58
5.750% due 04/20/2029		3,150	3,147
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		2,000	1,926
ams-OSRAM AG 12.250% due 03/30/2029		1,250	1,331
Amsted Industries, Inc.
4.625% due 05/15/2030		1,000	956
5.625% due 07/01/2027		500	501
ANGI Group LLC 3.875% due 08/15/2028		625	574
Apache Corp. 4.875% due 11/15/2027		775	775
APi Group DE, Inc. 4.125% due 07/15/2029		800	753
Arcosa, Inc. 6.875% due 08/15/2032		227	238
Ardagh Metal Packaging Finance USA LLC 3.250% due 09/01/2028		550	504

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

Ardagh Packaging Finance PLC 4.125% due 08/15/2026		600	541
Ascent Resources Utica Holdings LLC 5.875% due 06/30/2029		900	890
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		350	344
Avantor Funding, Inc.
3.875% due 11/01/2029		275	260
4.625% due 07/15/2028		1,750	1,712
Avient Corp.
6.250% due 11/01/2031		200	205
7.125% due 08/01/2030		50	52
Axalta Coating Systems Dutch Holding B BV 7.250% due 02/15/2031		500	535
Axalta Coating Systems LLC
3.375% due 02/15/2029		1,225	1,148
4.750% due 06/15/2027		1,000	993
B&G Foods, Inc. 8.000% due 09/15/2028		1,250	1,309
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		325	305
4.000% due 10/15/2030		4,575	4,223
Ball Corp. 2.875% due 08/15/2030		1,950	1,737
Bath & Body Works, Inc. 6.875% due 11/01/2035		1,025	1,069
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028		1,075	1,138
Bausch Health Cos., Inc.
4.875% due 06/01/2028		575	451
5.500% due 11/01/2025		25	24
5.750% due 08/15/2027		1,150	982
6.125% due 02/01/2027		50	45
11.000% due 09/30/2028		300	281
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	1,400	1,519
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$1,075	1,080
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		875	825
6.500% due 08/01/2030		275	285
BellRing Brands, Inc. 7.000% due 03/15/2030		1,000	1,048
Berry Global, Inc. 4.500% due 02/15/2026		594	587
Block, Inc.
2.750% due 06/01/2026		500	485
3.500% due 06/01/2031		1,875	1,711
6.500% due 05/15/2032		1,500	1,564
Boyne USA, Inc. 4.750% due 05/15/2029		375	361
Brink's Co. 6.500% due 06/15/2029		200	207
Builders FirstSource, Inc.
4.250% due 02/01/2032		275	254
5.000% due 03/01/2030		1,225	1,202
Cablevision Lightpath LLC 3.875% due 09/15/2027		750	717
Caesars Entertainment, Inc. 7.000% due 02/15/2030		575	601
Capstone Borrower, Inc. 8.000% due 06/15/2030		100	106
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		1,000	960
Carnival Corp.
4.000% due 08/01/2028		2,625	2,537
7.000% due 08/15/2029		750	798
CCO Holdings LLC
4.750% due 03/01/2030		1,800	1,657
5.375% due 06/01/2029		6,050	5,835
6.375% due 09/01/2029		1,300	1,302
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		500	500
Cellnex Finance Co. SA 3.875% due 07/07/2041		1,800	1,472
Cerdia Finanz GmbH 9.375% due 10/03/2031 (a)		450	460
Charles River Laboratories International, Inc. 3.750% due 03/15/2029		1,000	942
Charter Communications Operating LLC 6.100% due 06/01/2029		1,550	1,605
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028		1,000	971
Chesapeake Energy Corp.
5.875% due 02/01/2029		500	503
6.750% due 04/15/2029		1,450	1,478

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

Chord Energy Corp. 6.375% due 06/01/2026	200	201
Churchill Downs, Inc. 4.750% due 01/15/2028	1,700	1,668
Cimpress PLC 7.375% due 09/15/2032	350	353
Citgo Petroleum Corp. 8.375% due 01/15/2029	1,125	1,172
Civitas Resources, Inc.
8.625% due 11/01/2030	625	663
8.750% due 07/01/2031	325	344
Clarivate Science Holdings Corp.
3.875% due 07/01/2028	800	768
4.875% due 07/01/2029	600	578
Clean Harbors, Inc. 4.875% due 07/15/2027	450	444
Cloud Software Group, Inc. 6.500% due 03/31/2029	2,000	1,992
Clydesdale Acquisition Holdings, Inc. 6.875% due 01/15/2030	675	690
Cogent Communications Group, Inc. 7.000% due 06/15/2027	1,575	1,604
Community Health Systems, Inc.
4.750% due 02/15/2031	1,550	1,364
5.250% due 05/15/2030	575	530
6.000% due 01/15/2029	475	462
6.875% due 04/15/2029	750	681
8.000% due 12/15/2027	1,600	1,607
10.875% due 01/15/2032	625	690
Connect Finco SARL 6.750% due 10/01/2026	275	275
Consolidated Communications, Inc. 5.000% due 10/01/2028	250	230
CoreLogic, Inc. 4.500% due 05/01/2028	350	331
Coty, Inc.
5.000% due 04/15/2026	392	391
6.625% due 07/15/2030	500	520
CQP Holdco LP 5.500% due 06/15/2031	1,000	981
Crocs, Inc. 4.250% due 03/15/2029	275	260
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	975	903
Crown Americas LLC 4.250% due 09/30/2026	1,000	985
DaVita, Inc.
3.750% due 02/15/2031	600	542
6.875% due 09/01/2032	950	982
Deluxe Corp. 8.000% due 06/01/2029	1,325	1,258
Diamond Foreign Asset Co. 8.500% due 10/01/2030	1,110	1,161
Directv Financing LLC 5.875% due 08/15/2027	1,900	1,867
Dye & Durham Ltd. 8.625% due 04/15/2029	400	424
Edgewell Personal Care Co.
4.125% due 04/01/2029	675	639
5.500% due 06/01/2028	450	448
Elanco Animal Health, Inc. 6.650% due 08/28/2028	525	545
Element Solutions, Inc. 3.875% due 09/01/2028	950	906
Embecta Corp. 5.000% due 02/15/2030	525	484
Emerald Debt Merger Sub LLC 6.625% due 12/15/2030	1,400	1,445
Endo Finance Holdings, Inc. 8.500% due 04/15/2031	200	215
Enerflex Ltd. 9.000% due 10/15/2027	300	311
EnLink Midstream LLC 6.500% due 09/01/2030	925	998
EnLink Midstream Partners LP 4.150% due 06/01/2025	296	294
EQM Midstream Partners LP
4.125% due 12/01/2026	750	741
4.500% due 01/15/2029	825	808
4.750% due 01/15/2031	1,000	969
6.500% due 07/01/2027	575	593
Fair Isaac Corp. 4.000% due 06/15/2028	700	678
Fertitta Entertainment LLC 4.625% due 01/15/2029	1,305	1,247

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

First Student Bidco, Inc. 4.000% due 07/31/2029	450	423
Fortress Intermediate 3, Inc. 7.500% due 06/01/2031	875	924
Frontier Communications Holdings LLC
5.000% due 05/01/2028	725	719
5.875% due 10/15/2027	525	528
8.625% due 03/15/2031	375	405
8.750% due 05/15/2030	550	587
Gap, Inc. 3.875% due 10/01/2031	2,200	1,925
Garda World Security Corp.
7.750% due 02/15/2028	700	726
8.250% due 08/01/2032	500	512
Genesee & Wyoming, Inc. 6.250% due 04/15/2032	500	515
GFL Environmental, Inc.
3.500% due 09/01/2028	1,500	1,429
6.750% due 01/15/2031	700	735
Global Medical Response, Inc. (8.750% Cash and 1.250% PIK) 10.000% due 10/31/2028 (b)	1,303	1,310
GN Bondco LLC 9.500% due 10/15/2031	1,850	1,949
Go Daddy Operating Co. LLC 3.500% due 03/01/2029	1,250	1,174
goeasy Ltd.
7.625% due 07/01/2029	600	622
9.250% due 12/01/2028	2,125	2,290
GrafTech Global Enterprises, Inc. 9.875% due 12/15/2028 (g)	300	241
Graphic Packaging International LLC
3.500% due 03/15/2028	750	716
3.500% due 03/01/2029	325	307
3.750% due 02/01/2030	1,475	1,383
Gray Television, Inc.
4.750% due 10/15/2030	75	48
5.375% due 11/15/2031	600	376
7.000% due 05/15/2027	400	393
10.500% due 07/15/2029	525	549
Griffon Corp. 5.750% due 03/01/2028	925	914
Gulfport Energy Corp. 6.750% due 09/01/2029	350	355
GYP Holdings Corp. 4.625% due 05/01/2029	1,200	1,145
HealthEquity, Inc. 4.500% due 10/01/2029	1,975	1,911
Helios Software Holdings, Inc. 8.750% due 05/01/2029	300	307
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	2,500	2,261
3.750% due 05/01/2029	625	593
4.000% due 05/01/2031	1,200	1,123
4.875% due 01/15/2030	700	691
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031	25	23
Hologic, Inc. 3.250% due 02/15/2029	975	909
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028	1,650	1,751
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	500	492
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	500	490
Imola Merger Corp. 4.750% due 05/15/2029	2,300	2,246
Ingevity Corp. 3.875% due 11/01/2028	475	447
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028	250	249
Jazz Securities DAC 4.375% due 01/15/2029	700	678
JELD-WEN, Inc. 7.000% due 09/01/2032	375	379
JetBlue Airways Corp. 9.875% due 09/20/2031	1,000	1,054
Kaiser Aluminum Corp. 4.625% due 03/01/2028	1,625	1,573
Kodiak Gas Services LLC 7.250% due 02/15/2029	325	337
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	475	475
LABL, Inc.
6.750% due 07/15/2026	2,000	2,000
8.625% due 10/01/2031 (a)	800	795

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

Lamar Media Corp.
3.625% due 01/15/2031	325	297
3.750% due 02/15/2028	1,000	960
Lamb Weston Holdings, Inc. 4.375% due 01/31/2032	625	580
Level 3 Financing, Inc.
10.500% due 04/15/2029	1,775	1,944
11.000% due 11/15/2029	86	95
LifePoint Health, Inc. 11.000% due 10/15/2030	1,860	2,101
Lithia Motors, Inc. 3.875% due 06/01/2029	650	607
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	1,725	1,662
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028	200	192
Masterbrand, Inc. 7.000% due 07/15/2032	150	157
Matador Resources Co.
6.250% due 04/15/2033	400	394
6.500% due 04/15/2032	825	824
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027	1,400	1,448
Medline Borrower LP
3.875% due 04/01/2029	2,900	2,748
6.250% due 04/01/2029	1,525	1,573
MEG Energy Corp. 5.875% due 02/01/2029	300	294
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	200	201
MGM China Holdings Ltd. 4.750% due 02/01/2027	1,050	1,021
MGM Resorts International
4.625% due 09/01/2026	800	796
5.500% due 04/15/2027	227	228
Michaels Cos., Inc. 5.250% due 05/01/2028	400	296
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	1,000	960
Mineral Resources Ltd.
8.000% due 11/01/2027	1,075	1,105
8.125% due 05/01/2027	300	303
9.250% due 10/01/2028	875	933
Molina Healthcare, Inc.
3.875% due 05/15/2032	1,325	1,213
4.375% due 06/15/2028	925	900
Murphy Oil USA, Inc. 3.750% due 02/15/2031	550	496
NCL Corp. Ltd.
5.875% due 03/15/2026	625	625
5.875% due 02/15/2027	1,300	1,305
8.125% due 01/15/2029	500	535
NCR Atleos Corp. 9.500% due 04/01/2029	925	1,019
NCR Corp.
5.125% due 04/15/2029	100	98
5.250% due 10/01/2030	600	585
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	1,000	981
Nesco Holdings, Inc. 5.500% due 04/15/2029	350	323
New Fortress Energy, Inc.
6.500% due 09/30/2026 (g)	1,125	946
8.750% due 03/15/2029 (g)	690	520
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028	650	641
Nexstar Media, Inc. 5.625% due 07/15/2027	1,625	1,611
NextEra Energy Operating Partners LP 4.500% due 09/15/2027	750	733
Noble Finance LLC 8.000% due 04/15/2030	2,550	2,633
Northriver Midstream Finance LP 6.750% due 07/15/2032	1,225	1,265
Novelis Corp.
3.875% due 08/15/2031	700	641
4.750% due 01/30/2030	1,475	1,431
NuStar Logistics LP 5.750% due 10/01/2025	625	626
Olympus Water U.S. Holding Corp. 4.250% due 10/01/2028	2,225	2,127
ON Semiconductor Corp. 3.875% due 09/01/2028	1,575	1,503
Ontario Gaming GTA LP 8.000% due 08/01/2030	1,400	1,456

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

Open Text Corp. 3.875% due 02/15/2028	1,125	1,075
Open Text Holdings, Inc. 4.125% due 02/15/2030	275	258
Option Care Health, Inc. 4.375% due 10/31/2029	1,275	1,212
Organon & Co.
4.125% due 04/30/2028	3,175	3,056
6.750% due 05/15/2034	800	827
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	1,425	1,372
Parkland Corp.
5.875% due 07/15/2027	1,450	1,447
6.625% due 08/15/2032	275	279
Performance Food Group, Inc.
4.250% due 08/01/2029	500	476
5.500% due 10/15/2027	500	499
6.125% due 09/15/2032	400	409
Permian Resources Operating LLC 6.250% due 02/01/2033	365	371
Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	1,325	1,291
6.125% due 09/30/2032	200	202
PetSmart, Inc.
4.750% due 02/15/2028	1,000	960
7.750% due 02/15/2029	250	247
Phinia, Inc. 6.625% due 10/15/2032	250	252
Post Holdings, Inc.
4.500% due 09/15/2031	625	584
5.500% due 12/15/2029	700	696
5.625% due 01/15/2028	1,250	1,262
6.250% due 10/15/2034 (a)	1,050	1,059
6.375% due 03/01/2033	700	713
Prestige Brands, Inc. 5.125% due 01/15/2028	1,000	992
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	2,100	2,168
Prime Security Services Borrower LLC
3.375% due 08/31/2027	300	285
5.750% due 04/15/2026	1,000	1,005
6.250% due 01/15/2028	700	701
PTC, Inc. 4.000% due 02/15/2028	875	850
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	250	271
Rand Parent LLC 8.500% due 02/15/2030	1,325	1,353
Reworld Holding Corp 5.000% due 09/01/2030	500	470
RingCentral, Inc. 8.500% due 08/15/2030	1,025	1,098
Ritchie Bros Holdings, Inc.
6.750% due 03/15/2028	875	906
7.750% due 03/15/2031	500	533
ROBLOX Corp. 3.875% due 05/01/2030	850	792
Rockies Express Pipeline LLC
4.800% due 05/15/2030	500	472
6.875% due 04/15/2040	275	268
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029	750	720
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	1,125	1,113
5.375% due 07/15/2027	1,400	1,413
5.500% due 04/01/2028	300	304
6.000% due 02/01/2033	325	333
7.500% due 10/15/2027	1,750	1,880
Ryan Specialty LLC 5.875% due 08/01/2032	375	382
Sable International Finance Ltd. 7.125% due 10/15/2032 (a)	1,300	1,306
Sabre Global, Inc. 8.625% due 06/01/2027	461	454
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	575	555
Seadrill Finance Ltd. 8.375% due 08/01/2030	2,275	2,377
Seagate HDD Cayman
4.091% due 06/01/2029	325	312
8.250% due 12/15/2029	400	435
9.625% due 12/01/2032	1,389	1,614
Sealed Air Corp. 4.000% due 12/01/2027	500	484
Sensata Technologies, Inc.
3.750% due 02/15/2031	650	596

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

4.375% due 02/15/2030	800	765
Service Corp. International 5.750% due 10/15/2032	725	731
Shift4 Payments LLC 6.750% due 08/15/2032	700	731
Simmons Foods, Inc. 4.625% due 03/01/2029	1,000	950
Sirius XM Radio, Inc.
3.875% due 09/01/2031	2,975	2,594
4.125% due 07/01/2030	1,625	1,475
5.000% due 08/01/2027	300	295
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028	650	681
Six Flags Entertainment Corp. 6.625% due 05/01/2032	1,625	1,684
SM Energy Co. 6.625% due 01/15/2027	200	201
Sotera Health Holdings LLC 7.375% due 06/01/2031	450	468
Southwestern Energy Co.
4.750% due 02/01/2032	1,050	1,005
5.375% due 03/15/2030	700	698
Spectrum Brands, Inc. 3.875% due 03/15/2031	6	5
Speedway Motorsports LLC 4.875% due 11/01/2027	1,375	1,352
Spirit AeroSystems, Inc.
9.375% due 11/30/2029	1,000	1,086
9.750% due 11/15/2030	1,625	1,814
SS&C Technologies, Inc. 6.500% due 06/01/2032	900	931
Stagwell Global LLC 5.625% due 08/15/2029	750	726
Standard Industries, Inc.
3.375% due 01/15/2031	775	691
4.375% due 07/15/2030	625	592
4.750% due 01/15/2028	1,000	980
5.000% due 02/15/2027	500	496
Staples, Inc. 12.750% due 01/15/2030	439	361
Star Parent, Inc. 9.000% due 10/01/2030	400	430
Station Casinos LLC
4.500% due 02/15/2028	300	290
4.625% due 12/01/2031	2,725	2,529
Strathcona Resources Ltd. 6.875% due 08/01/2026	1,525	1,519
Studio City Finance Ltd. 5.000% due 01/15/2029	200	184
Sunoco LP
4.500% due 05/15/2029	1,075	1,034
7.000% due 05/01/2029	400	418
Superior Plus LP 4.500% due 03/15/2029	50	47
TEGNA, Inc.
4.625% due 03/15/2028	1,025	982
5.000% due 09/15/2029	1,275	1,215
Teleflex, Inc. 4.250% due 06/01/2028	300	291
Tenet Healthcare Corp.
4.250% due 06/01/2029	1,225	1,182
4.375% due 01/15/2030	700	672
5.125% due 11/01/2027	850	847
6.125% due 06/15/2030	950	967
Terex Corp. 6.250% due 10/15/2032 (a)	450	450
TGNR Intermediate Holdings LLC 5.500% due 10/15/2029	1,880	1,788
Thor Industries, Inc. 4.000% due 10/15/2029	2,250	2,098
TopBuild Corp.
3.625% due 03/15/2029	1,375	1,283
4.125% due 02/15/2032	775	715
TransDigm, Inc.
4.625% due 01/15/2029	1,825	1,764
6.000% due 01/15/2033	675	685
6.875% due 12/15/2030	875	917
Transocean Aquila Ltd. 8.000% due 09/30/2028	544	557
Transocean, Inc. 8.750% due 02/15/2030	553	577
Travel & Leisure Co.
4.625% due 03/01/2030	975	913
6.625% due 07/31/2026	700	714
TriNet Group, Inc.
3.500% due 03/01/2029	350	325

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

7.125% due 08/15/2031		200	209
Triumph Group, Inc. 9.000% due 03/15/2028		1,874	1,964
Twilio, Inc. 3.625% due 03/15/2029		1,325	1,234
U.S. Foods, Inc.
4.625% due 06/01/2030		2,250	2,176
4.750% due 02/15/2029		700	683
UKG, Inc. 6.875% due 02/01/2031		800	827
Under Armour, Inc. 3.250% due 06/15/2026		325	315
United Airlines, Inc. 4.375% due 04/15/2026		650	640
United Rentals North America, Inc.
3.875% due 02/15/2031		1,050	978
4.000% due 07/15/2030		2,325	2,199
4.875% due 01/15/2028		625	621
6.125% due 03/15/2034		625	647
Univision Communications, Inc.
4.500% due 05/01/2029		900	805
6.625% due 06/01/2027		750	753
8.000% due 08/15/2028		775	793
8.500% due 07/31/2031		875	878
USA Compression Partners LP 7.125% due 03/15/2029		1,950	2,010
Valaris Ltd. 8.375% due 04/30/2030		2,675	2,758
Vallourec SACA 7.500% due 04/15/2032		300	319
Vector Group Ltd. 5.750% due 02/01/2029		300	304
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		3,700	3,499
3.875% due 11/01/2033		1,500	1,346
4.125% due 08/15/2031		500	465
Venture Global LNG, Inc.
7.000% due 01/15/2030		2,500	2,556
8.125% due 06/01/2028		1,400	1,460
8.375% due 06/01/2031		100	106
9.500% due 02/01/2029		100	113
9.875% due 02/01/2032		2,300	2,557
Viavi Solutions, Inc. 3.750% due 10/01/2029		650	590
Victoria's Secret & Co. 4.625% due 07/15/2029		250	221
Victra Holdings LLC 8.750% due 09/15/2029		125	131
Viking Cruises Ltd. 5.875% due 09/15/2027		1,250	1,250
Viper Energy Partners LP 5.375% due 11/01/2027		200	200
Viper Energy, Inc. 7.375% due 11/01/2031		200	212
Virgin Media Finance PLC 5.000% due 07/15/2030		50	44
Virgin Media Secured Finance PLC 5.500% due 05/15/2029		2,500	2,400
Vital Energy, Inc. 7.875% due 04/15/2032		5	5
Vmed O2 U.K. Financing PLC 7.750% due 04/15/2032		1,075	1,105
VOC Escrow Ltd. 5.000% due 02/15/2028		1,300	1,285
Walgreens Boots Alliance, Inc. 8.125% due 08/15/2029		350	350
Wand NewCo 3, Inc. 7.625% due 01/30/2032		325	343
Wayfair LLC 7.250% due 10/31/2029 (a)		300	308
Weatherford International Ltd. 8.625% due 04/30/2030		575	600
Western Digital Corp. 4.750% due 02/15/2026		275	274
Williams Scotsman, Inc.
6.625% due 06/15/2029		300	309
7.375% due 10/01/2031		600	635
WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	900	913
3.000% due 02/15/2031		$675	599
3.750% due 12/01/2029		300	283
3.875% due 07/15/2030		725	676
WR Grace Holdings LLC
4.875% due 06/15/2027		675	666
7.375% due 03/01/2031		600	629

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

Wrangler Holdco Corp. 6.625% due 04/01/2032		700	728
Wynn Las Vegas LLC 5.250% due 05/15/2027		1,700	1,702
Wynn Resorts Finance LLC
5.125% due 10/01/2029		875	865
6.250% due 03/15/2033		1,025	1,039
7.125% due 02/15/2031		25	27
XPO, Inc. 7.125% due 02/01/2032		600	632
Yum! Brands, Inc. 4.625% due 01/31/2032		3,150	3,019
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		700	627
ZF North America Capital, Inc.
6.750% due 04/23/2030		700	706
6.875% due 04/23/2032		600	603
7.125% due 04/14/2030		600	622
ZipRecruiter, Inc. 5.000% due 01/15/2030		2,800	2,536
ZoomInfo Technologies LLC 3.875% due 02/01/2029		825	763

			347,743

UTILITIES 3.1%
Aethon United BR LP
7.500% due 10/01/2029 (a)		925	938
8.250% due 02/15/2026		300	304
Antero Midstream Partners LP 5.375% due 06/15/2029		900	891
Archrock Partners LP 6.625% due 09/01/2032		825	847
Blue Racer Midstream LLC 6.625% due 07/15/2026		1,000	1,003
Calpine Corp.
3.750% due 03/01/2031		1,050	974
4.500% due 02/15/2028		1,100	1,075
Clearway Energy Operating LLC
3.750% due 01/15/2032		1,000	906
4.750% due 03/15/2028		700	687
Electricite de France SA 9.125% due 03/15/2033 •(e)		500	570
Embarq Corp. 7.995% due 06/01/2036		1,000	447
FirstEnergy Corp.
3.400% due 03/01/2050		675	495
3.900% due 07/15/2027		800	792
Frontier Florida LLC 6.860% due 02/01/2028		150	156
Genesis Energy LP 8.000% due 01/15/2027		500	512
NRG Energy, Inc. 3.625% due 02/15/2031		350	317
PBF Holding Co. LLC
6.000% due 02/15/2028		600	593
7.875% due 09/15/2030		200	206
Tallgrass Energy Partners LP 7.375% due 02/15/2029		325	329
TerraForm Power Operating LLC 5.000% due 01/31/2028		1,000	990
Vistra Operations Co. LLC
5.000% due 07/31/2027		1,000	996
5.625% due 02/15/2027		1,000	999
6.875% due 04/15/2032		800	842

			15,869

Total Corporate Bonds & Notes (Cost $421,545)			427,578

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	900	804

Total Convertible Bonds & Notes (Cost $791)			804

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Notes
4.125% due 09/30/2027 (i)		$10,900	11,077

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $10,866)		11,077

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust 4.583% due 11/25/2036 ~	217	97
Countrywide Alternative Loan Trust 5.535% due 05/20/2046 •	33	29
Countrywide Home Loan Mortgage Pass-Through Trust
3.991% due 05/20/2036 ~	94	86
5.609% due 03/25/2035 •	13	12
GSR Mortgage Loan Trust 7.336% due 04/25/2035 ~	1	1
IndyMac IMSC Mortgage Loan Trust 6.000% due 07/25/2037	190	133
WaMu Mortgage Pass-Through Certificates Trust 4.240% due 12/25/2036 ~	111	100
Washington Mutual Mortgage Pass-Through Certificates Trust 6.093% due 05/25/2046 •	10	9

Total Non-Agency Mortgage-Backed Securities (Cost $445)		467

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing & Securitization Trust 3.193% due 01/25/2037 •	62	18

Total Asset-Backed Securities (Cost $48)		18

SHORT-TERM INSTRUMENTS 0.5%
U.S. TREASURY BILLS 0.5%
5.305% due 11/12/2024 (c)(d)(i)	2,600	2,586

Total Short-Term Instruments (Cost $2,584)		2,586

Total Investments in Securities (Cost $476,496)		482,881

	SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	3,719,512	36,217

Total Short-Term Instruments (Cost $36,180)		36,217

Total Investments in Affiliates (Cost $36,180)		36,217

Total Investments 99.9% (Cost $512,676)		$519,098
Financial Derivative Instruments (h)(j) (0.0)%(Cost or Premiums, net $3,451)		(49)
Other Assets and Liabilities, net 0.1%		534

Net Assets 100.0%		$519,583

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				When-issued security.
(b)				Payment in-kind security.
(c)				Zero coupon security.
(d)				Coupon represents a yield to maturity.
(e)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)				Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	(6.500)%		09/20/2024	10/18/2024	$(415)	$(414)
BRC	(10.500)		09/20/2024	TBD(2)	(206)	(205)
	4.650		09/20/2024	09/19/2026	(738)	(739)

Total Reverse Repurchase Agreements						$(1,358)

(g)				Securities with an aggregate market value of $1,707 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(1,221) at a weighted average interest rate of 1.545%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Open maturity reverse repurchase agreement.
(h)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2024	62	$12,911	$32	$0	$(23)
U.S. Treasury 5-Year Note December Futures	12/2024	116	12,746	31	0	(43)
U.S. Treasury 10-Year Note December Futures	12/2024	33	3,771	4	0	(15)
U.S. Treasury 10-Year Ultra December Futures	12/2024	41	4,850	(19)	0	(21)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	2	266	(3)	0	(1)

				$45	$0	$(103)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond December Futures	12/2024	15	$(2,253)	$(33)	$0	$(7)

Total Futures Contracts				$12	$0	$(110)

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2024	0.375%	$300	$11	$(7)	$4	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	1.091	1,700	97	106	203	2	0
Bombardier, Inc.	5.000	Quarterly	06/20/2029	1.714	1,400	188	8	196	2	0
Calpine Corp.	5.000	Quarterly	06/20/2028	1.263	1,200	88	67	155	0	(2)

$384	$174	$558	$4	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$16,400	$1,138	$158	$1,296	$6	$0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	29,500	2,165	33	2,198	4	(2)

$3,303	$191	$3,494	$10	$(2)

Total Swap Agreements	$3,687	$365	$4,052	$14	$(4)

(i)

Securities with an aggregate market value of $6,316 and cash of $1,616 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BRC	10/2024	$3,726	EUR	3,338	$0	$(11)
11/2024	EUR	3,338	$3,732	11	0
SCX	10/2024	3,338	3,709	0	(6)

Total Forward Foreign Currency Contracts	$11	$(17)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	03/20/2025	$18,400	$(236)	$293	$57	$0

Total Swap Agreements	$(236)	$293	$57	$0

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$38,502	$1,849	$40,351
Corporate Bonds & Notes
Banking & Finance	0	63,966	0	63,966
Industrials	450	347,293	0	347,743
Utilities	0	15,869	0	15,869
Convertible Bonds & Notes
Industrials	0	804	0	804
U.S. Treasury Obligations	0	11,077	0	11,077
Non-Agency Mortgage-Backed Securities	0	467	0	467
Asset-Backed Securities	0	18	0	18
Short-Term Instruments
U.S. Treasury Bills	0	2,586	0	2,586

	$450	$480,582	$1,849	$482,881
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,217	$0	$0	$36,217

Total Investments	$36,667	$480,582	$1,849	$519,098

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	14	0	14
Over the counter	0	68	0	68

	$0	$82	$0	$82
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(107)	0	(114)
Over the counter	0	(17)	0	(17)

	$(7)	$(124)	$0	$(131)

Total Financial Derivative Instruments	$(7)	$(42)	$0	$(49)

Totals	$36,660	$480,540	$1,849	$519,049

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$21,047	$195,529	$(180,400)	$10	$31	$36,217	$1,134	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOS	BofA Securities, Inc.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC

Currency Abbreviations:
EUR	Euro	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	SOFRINDX	Secured Overnight Financing Rate Index	TSFR3M	Term SOFR 3-Month
PRIME	Daily US Prime Rate

Other Abbreviations:
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD	To-Be-Determined
DAC	Designated Activity Company	TBA	To-Be-Announced	TBD%	Interest rate to be determined when loan settles or at the time of funding

Schedule of Investments PIMCO Income Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.0%
Altice France SA
TBD% (TSFR3M + 5.500%) due 08/15/2028 ~		$699	$526
TBD% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	100	84
Envision Healthcare Corp.
TBD% due 07/20/2026 «		$664	664
TBD% due 11/03/2028 «		4,425	4,580
Lealand Finance Co. BV TBD% due 06/30/2027		6	3
Lealand Finance Co. BV (5.969% Cash and 3.000% PIK) 8.969% due 12/31/2027 (a)		16	6
Market Bidco Ltd. TBD% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	405	449
Poseidon Bidco SASU TBD% (EUR003M + 5.000%) due 03/13/2030 ~		1,000	863
SCUR-Alpha 1503 GmbH TBD% due 03/29/2030		$1,281	1,224
Softbank Vision Fund II TBD% due 12/23/2025 «		1,735	1,715
Syniverse Holdings, Inc. TBD% due 05/13/2027		921	912
TransDigm, Inc. TBD% due 02/28/2031		2,123	2,117
U.S. Renal Care, Inc. TBD% due 06/20/2028		119	109
Upfield BV TBD% (EUR006M + 4.500%) due 01/03/2028 ~	EUR	1,200	1,337
Westmoreland Mining Holdings LLC TBD% due 03/15/2029		$7	5
Windstream Services LLC TBD% due 09/21/2027		1,626	1,630

Total Loan Participations and Assignments (Cost $15,887)			16,224

CORPORATE BONDS & NOTES 14.5%
BANKING & FINANCE 8.1%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,970	1,840
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	1,515	1,651
Banco Santander SA 6.607% due 11/07/2028		$2,500	2,714
Bank of America Corp.
3.824% due 01/20/2028 •		800	791
5.288% due 04/25/2034 •		2,400	2,496
Barclays PLC
6.224% due 05/09/2034 •		754	813
7.437% due 11/02/2033 •		2,438	2,816
BPCE SA
6.612% due 10/19/2027 •		1,250	1,298
6.714% due 10/19/2029 •		1,250	1,337
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(b)		560	44
5.125% due 01/17/2025 ^(b)		600	40
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	500	139
Credit Suisse AG AT1 Claim		$2,845	362
Deutsche Bank AG
3.547% due 09/18/2031 •		700	653
6.720% due 01/18/2029 •		400	424
EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	10
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		2,963	2,857
4.125% due 08/17/2027		260	253
GLP Capital LP
4.000% due 01/15/2031		1,485	1,393
5.250% due 06/01/2025		15	15
5.300% due 01/15/2029		66	67
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,640	1,493

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

5.402% due 08/11/2033 •		3,100	3,212
Intesa Sanpaolo SpA 7.200% due 11/28/2033		1,300	1,482
Janus Henderson U.S. Holdings, Inc. 5.450% due 09/10/2034		100	100
JPMorgan Chase & Co.
5.294% due 07/22/2035 •		3,400	3,547
6.087% due 10/23/2029 •		1,200	1,279
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •		1,000	1,055
Morgan Stanley
0.000% due 04/02/2032 þ(g)		300	203
5.123% due 02/01/2029 •		2,029	2,081
Morgan Stanley Bank NA 4.968% due 07/14/2028 •		3,500	3,572
Nationwide Building Society 6.557% due 10/18/2027 •		2,500	2,603
NatWest Group PLC
4.445% due 05/08/2030 •		400	397
4.892% due 05/18/2029 •		200	202
5.076% due 01/27/2030 •		200	204
5.516% due 09/30/2028 •		2,200	2,271
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		1,500	1,433
Nomura Holdings, Inc. 5.594% due 07/02/2027		1,600	1,649
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		2,525	1,767
Royal Bank of Canada 4.969% due 08/02/2030 •		2,600	2,668
Societe Generale SA 6.691% due 01/10/2034 •		2,400	2,600
UBS Group AG
2.125% due 10/13/2026 •	EUR	200	220
3.091% due 05/14/2032 •		$520	469
4.664% due 01/16/2026 ~	EUR	100	112
5.959% due 01/12/2034 •		$4,424	4,732
6.373% due 07/15/2026 •		500	506
6.442% due 08/11/2028 •		300	316
6.537% due 08/12/2033 •		500	552
Uniti Group LP 10.500% due 02/15/2028		473	505
Wells Fargo & Co. 2.393% due 06/02/2028 •		1,100	1,046

			64,294

INDUSTRIALS 4.8%
Altice France SA
3.375% due 01/15/2028	EUR	100	79
5.125% due 01/15/2029		$200	141
8.125% due 02/01/2027		1,100	900
American Airlines Pass-Through Trust
3.350% due 04/15/2031		14	13
4.000% due 01/15/2027		347	342
Bayer U.S. Finance LLC 6.500% due 11/21/2033		2,940	3,183
Boeing Co.
2.196% due 02/04/2026		190	183
3.250% due 02/01/2028		1,700	1,611
5.150% due 05/01/2030		1,400	1,404
6.259% due 05/01/2027		290	300
Broadcom, Inc. 3.469% due 04/15/2034		796	717
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (a)		1,021	1,094
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (a)		1,219	1,415
CVS Pass-Through Trust 5.789% due 01/10/2026		57	57
DISH DBS Corp. 5.750% due 12/01/2028		2,630	2,303
Energy Transfer LP 4.950% due 05/15/2028		9	9
Essent Group Ltd. 6.250% due 07/01/2029		1,600	1,670
Exela Intermediate LLC (5.750% Cash and 5.750% PIK) 11.500% due 04/15/2026 (a)		29	5
Hyundai Capital America 4.300% due 09/24/2027		3,900	3,892
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		2,104	2,018
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	8	11
Petroleos de Venezuela SA
5.375% due 04/12/2027		$385	37

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

5.500% due 04/12/2037		382	38
6.000% due 11/15/2026		63	6
6.000% due 05/16/2034		141	14
9.750% due 05/17/2035		100	11
Petroleos Mexicanos 6.700% due 02/16/2032		3,081	2,764
Prosus NV 2.778% due 01/19/2034	EUR	2,456	2,407
Saudi Arabian Oil Co. 5.750% due 07/17/2054		$1,700	1,725
T-Mobile USA, Inc. 4.200% due 10/01/2029		1,900	1,892
Thames Water Utilities Finance PLC
1.604% due 12/23/2027		200	140
4.375% due 01/18/2031	EUR	100	81
4.625% due 06/04/2046	GBP	100	97
5.500% due 02/11/2041		100	99
Topaz Solar Farms LLC
4.875% due 09/30/2039		$25	22
5.750% due 09/30/2039		179	178
U.S. Renal Care, Inc. 10.625% due 06/28/2028		13	12
United Airlines Pass-Through Trust 5.875% due 04/15/2029		1,744	1,782
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029		1,500	1,419
Venture Global LNG, Inc.
7.000% due 01/15/2030		2,160	2,208
9.875% due 02/01/2032		1,400	1,557
Woodside Finance Ltd. 5.100% due 09/12/2034		300	298

			38,134

UTILITIES 1.6%
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		1,500	772
ONEOK, Inc. 4.750% due 10/15/2031		1,900	1,901
Pacific Gas & Electric Co.
3.150% due 01/01/2026		2,072	2,033
3.250% due 06/01/2031		3,895	3,548
3.300% due 03/15/2027		90	88
4.200% due 03/01/2029		1,100	1,083
4.300% due 03/15/2045		1,926	1,613
4.550% due 07/01/2030		1,259	1,250

			12,288

Total Corporate Bonds & Notes (Cost $115,158)			114,716

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		34	36
6.725% due 04/01/2035		8	9
7.350% due 07/01/2035		8	9

Total Municipal Bonds & Notes (Cost $52)			54

U.S. GOVERNMENT AGENCIES 58.7%
Freddie Mac 3.000% due 06/01/2046 - 01/01/2049		1,988	1,827
Ginnie Mae
2.500% due 04/20/2052		415	366
3.500% due 10/20/2052		196	184
4.500% due 12/20/2053		294	290
5.500% due 07/20/2053 - 08/20/2053		3,068	3,101
7.852% due 09/20/2066 ~		161	165
Ginnie Mae, TBA
3.000% due 10/01/2054		2,000	1,824
3.500% due 10/01/2054		3,000	2,819
4.000% due 10/01/2054		800	774
4.500% due 11/01/2054		2,900	2,863
5.000% due 11/01/2054		2,000	2,003
Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 02/01/2034		196	191
4.000% due 08/01/2042 - 07/01/2050		2,428	2,369
4.500% due 10/01/2050 - 07/01/2053		1,845	1,830
5.000% due 09/01/2053 - 07/01/2054		1,388	1,388
5.500% due 11/01/2052 - 01/01/2053		1,117	1,132
6.000% due 11/01/2052 - 09/01/2054		13,771	14,103
6.500% due 10/01/2053 - 01/01/2054		47,159	48,677
7.000% due 02/01/2054		300	312

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2039 - 10/01/2054		10,800	9,713
3.500% due 11/01/2054		17,900	16,684
4.000% due 11/01/2054		44,000	42,295
4.500% due 11/01/2054		12,600	12,393
5.000% due 11/01/2054		95,500	95,459
5.500% due 11/01/2054		58,350	59,030
6.000% due 11/01/2054		89,500	91,475
6.500% due 10/01/2054		48,550	50,057
7.000% due 10/01/2054		1,800	1,870

Total U.S. Government Agencies (Cost $464,897)			465,194

U.S. TREASURY OBLIGATIONS 16.1%
U.S. Treasury Bonds
2.875% due 11/15/2046		1,400	1,126
3.000% due 08/15/2048		10	8
3.000% due 02/15/2049		500	405
4.375% due 08/15/2043		1,600	1,646
4.625% due 05/15/2054 (h)		5,800	6,293
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025 (j)		2,195	2,157
0.125% due 07/15/2030		1,840	1,712
0.125% due 01/15/2031		121	111
0.125% due 07/15/2031		3,227	2,954
0.125% due 01/15/2032 (l)		340	308
0.125% due 02/15/2051		1,933	1,222
0.250% due 01/15/2025		18,875	18,644
0.250% due 07/15/2029		3,839	3,643
0.250% due 02/15/2050		734	488
0.375% due 07/15/2025		288	284
0.375% due 01/15/2027		220	214
0.375% due 07/15/2027		64	63
0.625% due 07/15/2032		4,547	4,259
0.750% due 07/15/2028 (j)		891	871
0.750% due 02/15/2042		139	116
0.750% due 02/15/2045		801	641
0.875% due 01/15/2029		2,351	2,295
0.875% due 02/15/2047		912	733
1.000% due 02/15/2046		265	222
1.000% due 02/15/2048		893	734
1.000% due 02/15/2049		2,125	1,735
1.125% due 01/15/2033		317	306
1.375% due 07/15/2033		11,392	11,235
1.375% due 02/15/2044		135	123
1.500% due 02/15/2053		1,270	1,149
1.750% due 01/15/2034		4,502	4,555
1.875% due 07/15/2034 (h)		18,744	19,210
2.375% due 01/15/2025 (j)		721	716
U.S. Treasury Notes
0.375% due 09/30/2027 (l)		340	309
0.500% due 10/31/2027 (l)		300	273
0.625% due 11/30/2027 (h)		4,140	3,778
0.625% due 12/31/2027 (j)(l)		1,750	1,594
0.750% due 01/31/2028 (j)(l)		1,600	1,459
2.500% due 01/31/2025 (l)		37	37
2.625% due 01/31/2026 (j)		3,500	3,448
4.500% due 03/31/2026 (h)		13,200	13,340
4.500% due 04/15/2027 (h)		13,300	13,591

Total U.S. Treasury Obligations (Cost $131,379)			128,007

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.8%
AG Trust 7.112% due 07/15/2041 •		3,600	3,608
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ		6,155	909
Avon Finance PLC 5.880% due 12/28/2049 •	GBP	4,120	5,513
Bear Stearns ALT-A Trust 5.289% due 06/25/2046 •		$3,056	2,745
Bridgegate Funding PLC 7.300% due 10/16/2062	GBP	8,737	11,877
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		$7,396	6,721
3.500% due 06/25/2062 ~		4,467	4,202
Chase Mortgage Finance Trust 4.578% due 12/25/2035 ~		115	106
CIM Trust
4.750% due 06/25/2064 ~		3,599	3,582
5.000% due 05/25/2062 ~		3,937	3,940
CitiMortgage Alternative Loan Trust 6.000% due 03/25/2037 •		1,310	1,144
Commercial Mortgage Trust 3.140% due 10/10/2036		4,100	3,632

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

Countrywide Alternative Loan Trust
5.289% due 11/25/2036 •		3,929	3,270
6.500% due 09/25/2037		8,566	3,250
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.287% due 11/30/2037 ~		6,456	5,812
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		4,191	4,220
Eurohome U.K. Mortgages PLC 5.449% due 09/15/2044 •	GBP	2,825	3,708
Eurosail PLC 6.049% due 06/13/2045 •		508	677
Extended Stay America Trust 6.291% due 07/15/2038 •		$4,455	4,453
Grifonas Finance PLC 3.681% due 08/28/2039 •	EUR	485	526
GS Mortgage-Backed Securities Trust 3.900% due 09/25/2061 þ		$7,373	7,193
HarborView Mortgage Loan Trust 5.559% due 03/19/2036 •		37	33
JP Morgan Chase Commercial Mortgage Securities Trust
5.693% due 04/15/2037 •		3,905	3,802
7.235% due 10/05/2040		2,600	2,793
JP Morgan Mortgage Trust 5.990% due 07/25/2064 ~		5,679	5,764
Legacy Mortgage Asset Trust 6.710% due 01/28/2070 •		1	1
LUXE Commercial Mortgage Trust 6.964% due 10/15/2038 •		5,081	5,078
MASTR Adjustable Rate Mortgages Trust 6.069% due 09/25/2037 •		11,411	4,449
Merrion Square Residential 4.474% due 03/24/2081 •	EUR	2,988	3,326
MFA Trust
4.250% due 02/25/2066 ~		$3,642	3,536
4.400% due 03/25/2068 þ		3,742	3,697
Morgan Stanley Capital Trust
6.211% due 05/15/2036 •		1,400	983
7.589% due 12/15/2038 •		2,645	2,313
PRPM LLC
3.750% due 03/25/2054 þ		2,943	2,874
7.026% due 03/25/2029 þ		2,769	2,792
PRPM Trust 6.327% due 06/25/2069 þ		3,119	3,175
RBSSP Resecuritization Trust 4.306% due 12/26/2036 ~		364	346
RCKT Mortgage Trust
5.158% due 10/25/2044 «þ		7,800	7,790
5.846% due 08/25/2044 þ		3,424	3,469
SFO Commercial Mortgage Trust 8.111% due 05/15/2038 •		2,400	2,084
Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	2,355	3,158
6.380% due 02/20/2054 •		5,313	7,137
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,339	2,249
5.134% due 07/25/2065 ~		6,847	6,923
Verus Securitization Trust
5.799% due 07/25/2069 þ		6,953	7,032
6.259% due 12/25/2068 þ		2,267	2,305
WaMu Mortgage Pass-Through Certificates Trust 5.616% due 03/25/2033 ~		31	29
Washington Mutual Mortgage Pass-Through Certificates Trust 5.973% due 10/25/2046 •		1,851	1,611
WSTN Trust 6.518% due 07/05/2037 ~		2,500	2,563

Total Non-Agency Mortgage-Backed Securities (Cost $173,457)			172,400

ASSET-BACKED SECURITIES 32.6%
37 Capital CLO 1 Ltd. 6.591% due 07/15/2034 •		3,600	3,606
ABFC Trust 5.249% due 11/25/2036 •		3,629	2,191
Aegis Asset-Backed Securities Trust 5.139% due 01/25/2037 •		3,165	2,375
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.799% due 12/25/2034 •		871	781
AGL CLO Ltd. 6.744% due 07/20/2034 •		2,500	2,502
ALESCO Preferred Funding Ltd. 5.495% due 12/23/2034 •		71	71
Allegro CLO Ltd. 6.529% due 01/19/2033 •		3,000	3,002
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.064% due 09/25/2034 •		1,815	1,676

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

Anchorage Capital CLO Ltd. 6.401% due 10/15/2031 •		2,500	2,501
Argent Securities Trust 5.449% due 07/25/2036 •		13,694	3,727
Asset-Backed Securities Corp. Home Equity Loan Trust 5.944% due 06/25/2035 •		11,000	9,891
Atlas Senior Loan Fund Ltd.
6.503% due 10/23/2032 •		3,600	3,601
6.653% due 01/15/2031 •		35	35
Ballyrock CLO Ltd. 6.674% due 07/20/2034 •		2,500	2,502
Barings CLO Ltd. 6.534% due 01/20/2031 •		57	57
Bear Stearns Asset-Backed Securities Trust 5.698% due 12/25/2034 •		6,301	6,283
Bridgecrest Lending Auto Securitization Trust 5.540% due 02/16/2027		3,500	3,509
Carlyle Global Market Strategies CLO Ltd. 6.502% due 07/20/2032 •		3,000	3,003
Carvana Auto Receivables Trust
5.820% due 08/10/2028		2,500	2,543
6.160% due 10/10/2028		2,500	2,552
Chase Auto Owner Trust 5.250% due 09/27/2027		3,500	3,525
CIFC Funding Ltd. 6.703% due 07/15/2036 •		2,500	2,502
Citigroup Mortgage Loan Trust
5.229% due 03/25/2037 •		17	15
5.289% due 12/25/2036 •		1,262	693
5.489% due 03/25/2036 •		1,740	1,596
5.599% due 02/25/2035 •		1,835	1,728
5.659% due 10/25/2035 •		900	829
5.704% due 09/25/2035 •		607	603
Countrywide Asset-Backed Certificates Trust
4.864% due 05/25/2036 •		9,800	9,627
5.109% due 06/25/2047 •		820	771
5.189% due 06/25/2037 •		728	712
5.189% due 06/25/2047 •		458	441
5.249% due 06/25/2035 •		1,122	1,021
5.249% due 05/25/2037 •		912	863
5.249% due 04/25/2047 •		841	822
5.404% due 01/25/2045 •		1,020	966
5.409% due 05/25/2037 •		1,093	1,050
6.919% due 08/25/2035 •		1,594	1,560
Exeter Automobile Receivables Trust 5.600% due 05/17/2027		3,500	3,510
First Franklin Mortgage Loan Trust 5.089% due 12/25/2036 •		392	378
First Investors Auto Owner Trust 6.440% due 10/16/2028		1,500	1,520
Flagship Credit Auto Trust 5.640% due 03/15/2028		2,908	2,929
Fremont Home Loan Trust 5.584% due 11/25/2035 •		2,300	2,097
Gallatin CLO Ltd. 6.653% due 07/15/2031 •		228	229
GLS Auto Select Receivables Trust 6.370% due 06/15/2028		1,754	1,781
Golub Capital Partners Static Ltd. 6.512% due 04/20/2033 •		2,582	2,583
GreenSky Home Improvement Trust 5.880% due 06/25/2059		1,800	1,821
GSAMP Trust
5.614% due 11/25/2035 •		2,110	1,946
5.869% due 11/25/2035 •		1,827	1,766
Home Equity Mortgage Loan Asset-Backed Trust
5.189% due 04/25/2037 •		1,497	1,151
5.569% due 03/25/2036 •		3,955	3,563
HSI Asset Securitization Corp. Trust
5.109% due 12/25/2036 •		885	764
5.109% due 01/25/2037 •		2,366	1,787
5.119% due 12/25/2036 •		2,967	2,719
5.189% due 12/25/2036 •		959	257
Hyundai Auto Receivables Trust 4.840% due 03/15/2029		3,500	3,562
Invesco Euro CLO DAC 4.553% due 10/30/2038 •	EUR	3,600	4,007
IXIS Real Estate Capital Trust 5.269% due 01/25/2037 •		$3,532	1,254
LCCM Trust 6.661% due 11/15/2038 •		2,977	2,956
LCM Ltd. 6.562% due 07/20/2034 •		3,300	3,306
Lendmark Funding Trust 5.530% due 06/21/2032		1,400	1,431

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

Long Beach Mortgage Loan Trust 5.269% due 11/25/2036 •		394	281
Magnetite Ltd.
6.746% due 01/25/2032 •		2,130	2,132
6.835% due 10/25/2033 •		2,500	2,501
MASTR Asset-Backed Securities Trust 6.119% due 08/25/2037 •		1,486	1,296
Merrill Lynch Mortgage Investors Trust 5.109% due 04/25/2047 •		4,556	1,865
MidOcean Credit CLO 6.440% due 02/20/2031 •		109	109
Morgan Stanley ABS Capital, Inc. Trust
5.039% due 10/25/2036 •		1,972	1,070
5.049% due 11/25/2036 •		3,958	2,249
5.509% due 12/25/2034 •		1,002	936
5.509% due 03/25/2036 •		789	771
5.569% due 12/25/2034 •		754	702
Nassau Ltd. 6.813% due 01/15/2030 •		430	430
Nelnet Student Loan Trust
5.409% due 09/27/2066 •		1,382	1,383
7.545% due 02/20/2041 •		1,754	1,758
New Century Home Equity Loan Trust 5.899% due 11/25/2034 •		7,517	7,569
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.119% due 07/25/2036 •		428	396
NovaStar Mortgage Funding Trust 5.509% due 05/25/2036 •		4,400	4,235
OCP CLO Ltd. 6.551% due 01/15/2033 •		3,000	3,001
Option One Mortgage Loan Trust
5.189% due 04/25/2037 •		1,102	780
5.509% due 01/25/2036 •		5,000	4,659
Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		3,036	3,073
7.128% due 06/16/2031		625	626
Palmer Square European Loan Funding DAC
0.000% due 05/15/2034 •	EUR	3,200	3,563
5.042% due 05/15/2033 •		1,806	2,018
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.019% due 09/25/2034 •		$320	319
PFP Ltd. 6.915% due 09/17/2039 •		3,500	3,516
PRET LLC
4.868% due 07/25/2051 þ		3,156	3,122
6.996% due 07/25/2054 þ		7,038	7,127
8.232% due 09/25/2053 þ		2,126	2,181
Reach ABS Trust
5.880% due 07/15/2031		3,114	3,134
6.300% due 02/18/2031		748	753
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		4,629	1,470
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032		3,679	3,722
Residential Asset Mortgage Products Trust 6.094% due 06/25/2035 •		2,600	2,543
Residential Asset Securities Corp. Trust
5.569% due 02/25/2036 •		342	340
5.649% due 05/25/2037 •		158	157
5.674% due 10/25/2035 •		2,000	1,773
Saxon Asset Securities Trust
5.944% due 12/26/2034 •		629	565
6.719% due 12/25/2037 •		719	682
SCCU Auto Receivables Trust 5.110% due 06/15/2029		3,500	3,553
SLM Private Credit Student Loan Trust 5.538% due 06/15/2039 •		1,681	1,649
SMB Private Education Loan Trust
6.442% due 07/15/2053 •		6,427	6,367
6.792% due 02/16/2055 •		3,062	3,077
Soundview Home Loan Trust
5.079% due 02/25/2037 •		1,032	296
5.374% due 12/25/2036 •		1,425	1,411
5.719% due 01/25/2035 •		4,593	4,259
5.944% due 11/25/2035 •		1,988	1,955
Structured Asset Securities Corp. 5.674% due 02/25/2035 •		729	734
Structured Asset Securities Corp. Mortgage Loan Trust
5.239% due 07/25/2036 •		41	41
5.494% due 07/25/2036 •		860	841
5.569% due 01/25/2037 •		3,174	2,595
5.969% due 04/25/2031 •		4,114	4,094
TIAA CLO Ltd. 6.422% due 01/20/2032 •		2,900	2,901
Tralee Clo Ltd. 6.505% due 10/25/2032 •		3,500	3,503

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

Vibrant CLO Ltd. 6.584% due 09/15/2030 •		43	43
Voya CLO Ltd.
6.627% due 10/17/2032 •		2,700	2,702
6.846% due 04/15/2037 •		3,100	3,117
World Omni Select Auto Trust 4.980% due 02/15/2030		3,500	3,553

Total Asset-Backed Securities (Cost $259,572)			258,547

SOVEREIGN ISSUES 5.5%
Argentina Government International Bond
0.750% due 07/09/2030 þ		1,379	794
1.000% due 07/09/2029		125	81
3.500% due 07/09/2041 þ		5,071	2,322
4.125% due 07/09/2035 þ		1,606	763
5.000% due 01/09/2038 þ		82	43
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2025 (d)	BRL	32,000	5,724
Israel Government International Bond 5.500% due 03/12/2034		$1,800	1,813
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	42,885	1,901
3.000% due 12/03/2026 (e)		48,906	2,343
4.000% due 11/30/2028 (e)		3,051	150
4.000% due 08/24/2034 (e)		6,103	289
7.000% due 09/03/2026		45,000	2,188
7.500% due 06/03/2027		15,200	743
7.750% due 05/29/2031		15,600	737
8.500% due 03/01/2029		42,600	2,110
8.500% due 05/31/2029		6,800	337
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	24
5.400% due 08/12/2034		871	221
6.150% due 08/12/2032		5,537	1,518
6.900% due 08/12/2037		1,600	445
6.950% due 08/12/2031		6,020	1,739
7.300% due 08/12/2033		4,700	1,372
7.600% due 08/12/2039		3,200	943
Romania Government International Bond
3.750% due 02/07/2034	EUR	760	748
5.125% due 09/24/2031		1,000	1,119
5.250% due 05/30/2032		350	391
5.500% due 09/18/2028		900	1,051
5.625% due 05/30/2037		400	440
Russia Government International Bond
5.100% due 03/28/2035		$400	169
5.250% due 06/23/2047		1,600	484
5.625% due 04/04/2042		2,000	1,370
7.500% due 03/31/2030		29	19
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	7,800	404
8.000% due 01/31/2030		6,700	374
8.500% due 01/31/2037		21,100	1,061
8.875% due 02/28/2035		18,400	987
9.000% due 01/31/2040		4,600	233
10.500% due 12/21/2026		33,800	2,055
Turkey Government International Bond
4.250% due 03/13/2025		$800	800
5.250% due 03/13/2030		600	580
7.625% due 04/26/2029		700	747
50.000% due 09/06/2028 ~	TRY	2,500	72
51.594% due 05/20/2026 ~		200	6
51.594% due 08/19/2026 ~		200	6
51.594% due 05/17/2028 ~		52,000	1,511
Venezuela Government International Bond
6.000% due 06/30/2049		$122	15
7.000% due 03/31/2038 ^(b)		43	6
7.650% due 04/21/2025 ^(b)		105	15
8.250% due 10/13/2024 ^(b)		157	22
9.000% due 05/07/2049		46	7
9.250% due 09/15/2027 ^(b)		143	23
9.250% due 05/07/2028 ^(b)		83	12
11.750% due 10/21/2026 ^(b)		10	2
11.950% due 08/05/2031 ^(b)		300	49

Total Sovereign Issues (Cost $45,176)			43,378

		SHARES
COMMON STOCKS 0.4%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (c)		133,771	214

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

iHeartMedia, Inc. 'A' (c)	31,404	58
iHeartMedia, Inc. 'B' «(c)	24,427	41
Windstream Units «(c)	1,684	39

		352

CONSUMER DISCRETIONARY 0.1%
Neiman Marcus Group Ltd. LLC «(c)(g)	5,701	749

FINANCIALS 0.1%
Intelsat Emergence SA «(g)	28,556	848

HEALTH CARE 0.2%
Amsurg Equity «(c)(g)	22,386	1,207

INDUSTRIALS 0.0%
Westmoreland Mining Holdings «(c)(g)	237	0
Westmoreland Mining LLC «(c)(g)	240	1

		1

Total Common Stocks (Cost $4,872)		3,157

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	398	1

Total Warrants (Cost $125)		1

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(f)	1,669,650	2,120

Total Preferred Securities (Cost $2,458)		2,120

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Uniti Group, Inc.	1,155	6

Total Real Estate Investment Trusts (Cost $7)		6

Total Investments in Securities (Cost $1,213,040)		1,203,804

INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	98,053	955

Total Short-Term Instruments (Cost $955)		955

Total Investments in Affiliates (Cost $955)		955

Total Investments 152.0% (Cost $1,213,995)		$1,204,759
Financial Derivative Instruments (i)(k) (0.0)%(Cost or Premiums, net $(447))		(44)
Other Assets and Liabilities, net (52.0)%		(411,981)

Net Assets 100.0%		$792,734

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$935	$1,207	0.15%
Intelsat Emergence SA	06/19/2017 - 02/23/2024	2,094	848	0.11
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	266	203	0.03
Neiman Marcus Group Ltd. LLC	09/25/2020	184	749	0.09
Westmoreland Mining Holdings	03/26/2019	1	0	0.00
Westmoreland Mining LLC	06/30/2023	1	1	0.00

$3,481	$3,008	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	5.060%	09/30/2024	10/03/2024	$(2,575)	$(2,575)

Total Reverse Repurchase Agreements	$(2,575)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BCY	4.950%	09/26/2024	10/03/2024	$(14,331)	$(14,341)
5.040	09/24/2024	10/01/2024	(8,625)	(8,634)
5.040	09/25/2024	10/02/2024	(11,743)	(11,753)
5.060	10/01/2024	10/08/2024	(6,548)	(6,547)
5.090	09/26/2024	10/03/2024	(13,350)	(13,359)
5.090	10/01/2024	10/08/2024	(2,372)	(2,372)

Total Sale-Buyback Transactions	$(57,006)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.7)%
Ginnie Mae, TBA	5.500%	10/01/2054	$2,400	$(2,419)	$(2,424)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2054	3,200	(2,676)	(2,650)
Uniform Mortgage-Backed Security, TBA	2.500	10/21/2054	300	(267)	(264)

Total Short Sales (0.7)%	$(5,362)	$(5,338)

(h)	Securities with an aggregate market value of $58,943 have been pledged as collateral under the terms of master agreements as of September 30, 2024.

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(27,813) at a weighted average interest rate of 5.402%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(18) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl November 2024 Futures	EUR	118.750	10/25/2024	4	$4	$(1)	$0
Call - EUREX Euro-Bobl November 2024 Futures	120.250	10/25/2024	4	4	(1)	(2)
Put - EUREX Euro-Bund November 2024 Futures	133.000	10/25/2024	3	3	(2)	(1)
Call - EUREX Euro-Bund November 2024 Futures	136.000	10/25/2024	3	3	(2)	(1)

$(6)	$(4)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	5	$5	$(3)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	5	5	(2)	(1)

$(5)	$(1)

Total Written Options	$(11)	$(5)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2024	75	$15,618	$51	$0	$(28)
U.S. Treasury 5-Year Note December Futures	12/2024	568	62,413	110	0	(209)
U.S. Treasury 10-Year Note December Futures	12/2024	1,102	125,938	54	0	(498)
United Kingdom Long Gilt December Futures	12/2024	326	42,900	(539)	70	(83)

$(324)	$70	$(818)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	74	$(17,753)	$15	$17	$0
3-Month SOFR Active Contract December Futures	03/2026	11	(2,668)	23	3	0
3-Month SOFR Active Contract June Futures	09/2025	77	(18,632)	(24)	25	0
3-Month SOFR Active Contract March Futures	06/2025	74	(17,850)	(11)	23	0
3-Month SOFR Active Contract March Futures	06/2026	10	(2,426)	20	2	0
3-Month SOFR Active Contract September Futures	12/2024	77	(18,339)	51	4	0
3-Month SOFR Active Contract September Futures	12/2025	9	(2,181)	20	2	0
Australia Government 10-Year Bond December Futures	12/2024	34	(2,736)	21	7	0
Euro-Bobl December Futures	12/2024	30	(4,009)	(43)	0	(8)
Euro-Bund 10-Year Bond December Futures	12/2024	88	(13,216)	(195)	0	(42)
Japan Government 10-Year Bond December Futures	12/2024	1	(1,006)	(2)	4	(2)
U.S. Treasury 10-Year Ultra December Futures	12/2024	54	(6,388)	8	28	0
U.S. Treasury 30-Year Bond December Futures	12/2024	208	(25,831)	125	143	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	1	(133)	0	1	0

$8	$259	$(52)

Total Futures Contracts	$(316)	$329	$(870)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.200%	EUR	1,800	$50	$(23)	$28	$0	$0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

AT&T, Inc.	1.000	Quarterly	12/20/2025	0.295	$900	11	(3)	8	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474	200	(1)	5	4	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.300	200	7	0	7	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.579	200	9	6	15	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.918	400	21	22	43	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.101	2,000	8	23	31	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167	1,200	4	(1)	2	0	0

$109	$29	$138	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-32 5-Year Index	1.000%	Quarterly	12/20/2024	$340	$(10)	$11	$1	$0	$0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	828	(27)	25	(2)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	4,324	(162)	168	6	1	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	400	(33)	31	(2)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	200	(14)	12	(2)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,600	(74)	50	(24)	1	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	500	(19)	8	(11)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	500	(15)	1	(14)	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	2,496	212	(54)	158	2	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	1,056	58	21	79	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	98	0	7	7	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	1,386	0	109	109	0	0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	5,300	327	92	419	2	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	10,600	776	14	790	2	(1)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	200	1	3	4	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	100	1	1	2	0	1
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	8,400	176	17	193	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	14,700	332	1	333	0	(1)

$1,529	$517	$2,046	$8	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	2,200	$(35)	$(13)	$(48)	$1	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	200	(1)	2	1	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	3,400	(54)	14	(40)	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	200	(4)	7	3	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	0	(10)	(10)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	430,000	10	65	75	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029	4,351,000	210	642	852	59	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029	2,200,000	29	(106)	(77)	32	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	541,400	2	91	93	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	1,130,000	63	(162)	(99)	20	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	258,000	69	151	220	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042	46,000	0	29	29	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024	$700	(5)	(12)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	800	(5)	(15)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	600	(4)	(11)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	600	(4)	(10)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	600	(4)	(10)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	600	(4)	(9)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	600	(4)	(11)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	600	(4)	(12)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	600	(4)	(10)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	1,000	(6)	(18)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	600	(4)	(11)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	1,000	(6)	(20)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	1,300	(5)	(16)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	1,300	(5)	(18)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	1,300	(4)	(18)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	1,300	(4)	(17)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024	2,400	(87)	88	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	20,400	(1)	588	587	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	10,200	1	292	293	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.300	Semi-Annual	03/16/2025	1,700	(32)	61	29	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.300	Semi-Annual	03/18/2025	1,700	(32)	61	29	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	700	(5)	(10)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	1,300	(10)	(18)	(28)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	1,100	(8)	(15)	(23)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	600	(5)	(8)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025	800	(6)	(11)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025	800	(6)	(10)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	100,490	(293)	149	(144)	0	(61)
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	42,400	5	137	142	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	8,000	102	328	430	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	5,700	1	226	227	8	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026	1,100	0	52	52	2	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	8,200	76	376	452	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	11,200	(915)	989	74	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	1,100	0	6	6	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	12,400	114	(734)	(620)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026	400	(18)	33	15	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	900	(1)	(49)	(50)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	1,000	(2)	(56)	(58)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	3,500	(1)	209	208	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	500	0	(29)	(29)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	15,500	(36)	(813)	(849)	0	(30)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	1,100	(2)	(56)	(58)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	2,600	(1)	144	143	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	10,200	(27)	(475)	(502)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	700	(1)	(44)	(45)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	1,200	(2)	(61)	(63)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	2,630	88	104	192	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	1,790	0	99	99	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	5,100	(37)	(155)	(192)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027	1,100	(8)	(31)	(39)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	660	47	(3)	44	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	500	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	400	(1)	34	33	1	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	3,213	(130)	(213)	(343)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	1,300	(111)	164	53	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	29,180	204	3	207	66	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,100	(8)	28	20	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	800	(1)	(74)	(75)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	430	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	750	0	(6)	(6)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	3,066	60	(298)	(238)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	14,450	74	(155)	(81)	34	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	578	0	52	52	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	2,100	(6)	(166)	(172)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	300	0	(27)	(27)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	500	(1)	(41)	(42)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	1,200	(3)	25	22	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	400	(1)	9	8	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	760	0	(3)	(3)	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/28/2029	7,520	(68)	(23)	(91)	20	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	03/02/2029	4,500	(4)	2	(2)	12	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	03/05/2029	3,000	(7)	17	10	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	1,100	(35)	(3)	(38)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,690	225	295	520	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	1,866	115	27	142	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	14,400	(257)	15	(242)	37	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	800	(71)	127	56	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	800	(45)	121	76	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	55,860	(630)	(817)	(1,447)	141	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	4,920	467	(38)	429	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	2,800	(205)	470	265	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	1,600	(145)	273	128	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	900	(3)	2	(1)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	800	(3)	(4)	(7)	0	(2)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	800	(74)	136	62	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Semi-Annual	03/17/2030	800	(42)	127	85	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,800	(996)	3,889	2,893	69	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	16,590	153	179	332	48	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	1,300	(5)	15	10	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	200	(1)	7	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	719	4	97	101	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	4,570	246	(237)	9	14	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	320	(15)	(1)	(16)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	550	0	(1)	(1)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	880	0	(8)	(8)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	4,400	274	461	735	11	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	6,495	(498)	(587)	(1,085)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	49,300	456	(1,666)	(1,210)	139	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	1,790	0	(9)	(9)	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.350	Annual	06/30/2031	3,700	(14)	(15)	(29)	11	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031	9,100	(81)	36	(45)	27	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031	2,000	(1)	15	14	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	800	(3)	112	109	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	900	(4)	125	121	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	600	(1)	(79)	(80)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	600	(1)	(77)	(78)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	400	(1)	(52)	(53)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	7,000	(143)	928	785	18	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	18,800	(75)	(544)	(619)	50	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	400	(1)	(49)	(50)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	500	(1)	(64)	(65)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	400	(1)	(48)	(49)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	900	(6)	(89)	(95)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	700	(3)	(83)	(86)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	2,400	(12)	(263)	(275)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	1,200	(6)	(126)	(132)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032	300	3	18	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	1,980	75	222	297	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	2,170	(188)	(137)	(325)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	4,010	(173)	(286)	(459)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,108	176	65	241	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	11,180	1,312	26	1,338	33	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	400	(2)	0	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	500	(2)	1	(1)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	400	(2)	(1)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	500	(2)	0	(2)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	500	(2)	1	(1)	0	(2)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	500	(2)	(4)	(6)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	1,000	(4)	4	0	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	45,500	440	(823)	(383)	146	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	600	(2)	3	1	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	19,440	(70)	(415)	(485)	63	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	1,300	(6)	(2)	(8)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,995	60	56	116	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	900	(4)	13	9	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	400	(1)	10	9	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	400	(1)	13	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	200	(1)	7	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	1,000	(4)	49	45	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	800	(3)	43	40	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	800	(3)	46	43	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	600	(2)	34	32	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	800	(3)	37	34	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	400	(1)	23	22	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	400	(2)	23	21	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	300	(1)	18	17	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	400	(1)	25	24	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	200	(1)	13	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	200	(1)	14	13	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	200	(1)	16	15	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	200	(1)	17	16	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	400	(2)	34	32	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	400	(2)	(24)	(26)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	400	(2)	(16)	(18)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	400	(2)	(14)	(16)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,560	(76)	76	0	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	(11)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	200	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	400	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	400	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	400	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	200	(1)	(1)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	200	(1)	5	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	400	(2)	9	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	400	(2)	9	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	200	(1)	5	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	800	(4)	32	28	0	(2)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	400	(2)	9	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	400	(1)	10	9	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	400	(1)	17	16	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	200	(1)	9	8	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	400	(1)	24	23	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	400	(2)	25	23	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	400	(1)	26	25	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	700	(2)	43	41	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	400	(1)	24	23	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	1,300	(4)	79	75	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	400	(1)	26	25	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	700	(2)	49	47	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	3,290	(92)	195	103	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	700	(2)	(35)	(37)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	400	(1)	(22)	(23)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	900	(3)	(36)	(39)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	700	(2)	(29)	(31)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	500	(2)	(19)	(21)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	500	(2)	(17)	(19)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	500	(2)	(11)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	500	(2)	(14)	(16)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	500	(2)	(12)	(14)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	500	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	700	(2)	(12)	(14)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	300	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	500	(2)	(6)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	700	(2)	(10)	(12)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	500	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	500	(2)	(9)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	500	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	500	(2)	(8)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	500	(2)	(9)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	1,000	(4)	(18)	(22)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	1,100	(4)	(21)	(25)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	500	(2)	(11)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	1,000	(4)	(11)	(15)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	500	(2)	(1)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	250	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	800	(3)	6	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	500	(2)	6	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	500	(2)	5	3	1	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		210	5	3	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		300	(65)	153	88	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		300	(64)	153	89	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		270	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		270	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		140	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(658)	1,167	509	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		3,000	(443)	1,485	1,042	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,200	(251)	617	366	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		900	(274)	488	214	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		400	(4)	(147)	(151)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		2,000	373	458	831	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		500	(7)	171	164	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		4,000	76	(1,215)	(1,139)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		100	(1)	(32)	(33)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		100	(1)	(31)	(32)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(10)	(12)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		300	(2)	3	1	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		390	(4)	3	(1)	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.400	Annual	11/15/2053		1,400	(24)	(4)	(28)	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	12/02/2053		1,900	(38)	35	(3)	7	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	12/05/2053		1,000	(11)	28	17	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		200	(2)	9	7	0	(1)
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	700	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		600	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		1,500	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		2,500	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		1,200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		1,200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		2,500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		3,000	0	(21)	(21)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		1,500	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		2,400	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		5,600	0	(36)	(36)	0	(1)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		5,600	0	(36)	(36)	0	(1)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		5,500	0	(35)	(35)	0	(1)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		4,400	0	(40)	(40)	0	(1)
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		1,100	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		4,600	0	(42)	(42)	0	(1)
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		3,270	0	(23)	(23)	0	(1)
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		8,600	0	(76)	(76)	0	(2)
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		9,900	0	(69)	(69)	0	(2)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		2,100	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		5,020	0	(34)	(34)	0	(1)
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		8,380	0	(56)	(56)	0	(2)
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		15,050	0	(100)	(100)	0	(3)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		11,730	0	(77)	(77)	0	(2)
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		1,690	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		11,720	0	(75)	(75)	0	(2)
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		9,670	0	(59)	(59)	0	(2)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		800	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		400	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		400	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		900	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		2,200	0	(7)	(7)	0	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	17,700	183	(51)	132	0	(25)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	500	(1)	11	10	1	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		500	(1)	12	11	1	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	13	12	1	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		400	(1)	14	13	1	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		400	(1)	(7)	(8)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		500	(1)	(1)	(2)	0	(1)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		40,900	328	461	789	130	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	(5)	(6)	0	(2)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	(5)	(6)	0	(2)
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		7,874	21	(22)	(1)	0	(82)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	3,800	23	133	156	0	(1)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	7,100	0	16	16	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		1,900	0	4	4	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		7,100	0	16	16	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		2,800	0	6	6	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		4,800	0	11	11	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		4,900	0	12	12	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		5,600	0	14	14	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		10,000	0	22	22	1	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		2,500	0	6	6	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		3,500	0	8	8	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		2,600	0	7	7	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		10,600	0	23	23	1	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		1,500	0	3	3	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,552)	(232)	0	(4)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(140)	(14)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		4,200	(7)	115	108	0	(8)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		5,300	(20)	155	135	0	(10)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		2,100	28	25	53	0	(4)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024	EUR	100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		100	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		100	0	5	5	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		500	(1)	36	35	1	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,920	(4)	(43)	(47)	8	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		300	(1)	26	25	2	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		800	(3)	85	82	4	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	17	16	2	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		300	(1)	17	16	2	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	102	89	0	(1)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	225	162	0	(3)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,500	132	749	881	0	(14)
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028	MXN	9,300	0	(1)	(1)	0	(1)
Receive	28-Day MXN-TIIE	8.775	Lunar	05/29/2031		1,600	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.804	Lunar	08/06/2031		2,000	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.810	Lunar	08/07/2031		1,000	0	(1)	(1)	0	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	9,400	(160)	202	42	4	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(45)	(45)	0	(1)
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(59)	(57)	0	(1)
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(90)	(99)	0	(1)
Pay	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(57)	(59)	0	(1)
Pay	UKRPI	4.140	Maturity	10/15/2031		1,000	(3)	(126)	(129)	0	(2)
Pay	UKRPI	4.400	Maturity	10/15/2031		500	4	(49)	(45)	0	(1)
Pay	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(88)	(96)	0	(1)

							$(562)	$5,860	$5,298	$1,542	$(585)

Total Swap Agreements							$1,076	$6,406	$7,482	$1,550	$(588)

(j)

Securities with an aggregate market value of $8,335 and cash of $9,827 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	Future styled option variation margin liability of $(1) is outstanding at period end.

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(k)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	10/2024	CNH	11,772		$1,644	$0	$(38)
BOA	10/2024	BRL	443		79	0	(2)
	10/2024	CHF	5,592		6,621	14	0
	10/2024	ILS	1,188		314	0	(4)
	10/2024	KRW	1,006,464		753	0	(11)
	10/2024	PEN	1,280		341	0	(5)
	10/2024		$81	BRL	443	0	0
	10/2024		201	ILS	736	0	(4)
	10/2024		3,040	PLN	11,683	5	(11)
	10/2024		208	ZAR	3,752	9	0
	11/2024	PEN	430		$115	0	(1)
	12/2024	MXN	3,987		199	0	(1)
	02/2025		$236	MXN	4,307	0	(21)
	02/2025		111	TRY	4,549	5	0
	05/2025		666		29,499	29	0
BPS	10/2024	BRL	17,630		$3,127	0	(110)
	10/2024	CNH	15,198		2,123	0	(49)
	10/2024	EUR	5,200		5,766	5	(27)
	10/2024	KRW	3,059,826		2,286	0	(36)
	10/2024	PLN	4,299		1,122	5	0
	10/2024		$3,170	BRL	17,630	66	0
	10/2024		544	CNH	3,860	7	0
	10/2024		159	IDR	2,456,392	3	0
	10/2024		3,276	NZD	5,264	68	0
	10/2024		120	ZAR	2,185	6	0
	11/2024	CNH	22,254		$3,091	0	(96)
	11/2024	TWD	46,929		1,471	0	(19)
	11/2024		$1,122	PLN	4,302	0	(5)
	11/2024		81	TRY	3,047	3	0
	12/2024	MXN	46,867		$2,379	34	(8)
	01/2025	BRL	17,818		3,170	0	(65)
	05/2029	KWD	175		600	14	0
	07/2029		23		80	2	0
BRC	10/2024	BRL	226		40	0	(2)
	10/2024	GBP	21,668		28,585	0	(384)
	10/2024	ILS	600		162	1	0
	10/2024	NZD	1,496		945	0	(5)
	10/2024		$42	BRL	226	0	0
	10/2024		6,585	CHF	5,556	0	(20)
	10/2024		2,015	TRY	71,712	57	0
	11/2024	CHF	5,535		$6,585	20	0
	11/2024	TRY	17,275		464	0	(20)
	11/2024		$945	NZD	1,496	5	0
	11/2024		82	PLN	313	0	0
	11/2024		3,090	TRY	114,397	99	(1)
	11/2024		103	TWD	3,245	0	0
	12/2024		1,794	TRY	67,696	51	0
	01/2025		1,670		63,547	8	0
	02/2025		126		5,097	5	0
BSH	10/2024	PEN	2,292		$607	0	(11)
	10/2024		$222	PEN	821	0	0
	07/2025	PEN	823		$222	0	0
CBK	10/2024	GBP	1,393		1,842	0	(20)
	10/2024	ILS	1,994		541	6	0
	10/2024	KRW	4,687,811		3,506	0	(50)
	10/2024	PEN	2,849		756	0	(12)
	10/2024		$2,268	CNH	16,075	29	0
	10/2024		2,554	IDR	39,551,665	47	0
	10/2024		7,520	INR	632,514	21	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

	10/2024		148	PEN	548	0	0
	10/2024		1,998	ZAR	36,526	114	0
	10/2024	ZAR	6,582		$362	0	(19)
	11/2024	CNH	26,681		3,739	0	(82)
	11/2024	PEN	415		111	0	(1)
	11/2024	TWD	233,027		7,298	2	(102)
	11/2024		$11,171	BRL	62,724	301	0
	12/2024	MXN	20,415		$1,055	31	(1)
	12/2024	PEN	5,152		1,369	0	(20)
	01/2025		$225	MXN	4,098	0	(21)
	02/2025	PEN	468		$124	0	(3)
	07/2025		550		148	0	0
FAR	10/2024	JPY	2,249,582		15,616	0	(36)
	10/2024	NZD	3,527		2,217	0	(24)
	10/2024		$3,877	AUD	5,641	22	0
	10/2024		25,497	EUR	22,801	0	(116)
	10/2024		9,235	JPY	1,326,333	0	(7)
	11/2024	AUD	5,641		$3,879	0	(23)
	11/2024	EUR	22,802		25,532	116	0
	11/2024	PEN	3,385		903	0	(9)
	11/2024		$15,616	JPY	2,239,213	36	0
	11/2024		2,217	NZD	3,527	24	0
GLM	10/2024	BRL	124		$22	0	(1)
	10/2024		$23	BRL	124	0	0
	10/2024		912	CNH	6,512	19	0
	10/2024		105	IDR	1,618,012	2	0
	10/2024		695	INR	58,436	2	0
	10/2024		52	PEN	194	1	0
	10/2024		1,734	PLN	6,881	54	0
	11/2024	MXN	9,952		$498	0	(3)
	11/2024	TWD	3,240		102	0	(1)
	12/2024	MXN	3,809		195	3	0
	01/2025	BRL	32,000		6,165	355	0
	01/2025	PEN	531		140	0	(3)
	02/2025	MXN	15,616		767	0	(10)
	02/2025	PEN	195		52	0	(1)
	03/2025		$177	TRY	8,435	33	0
MBC	10/2024	CNH	4,917		$683	0	(20)
	10/2024	KRW	4,433,577		3,319	0	(45)
	10/2024	PLN	2,236		587	5	0
	10/2024		$6,846	CAD	9,198	0	(45)
	10/2024		29	CHF	24	0	0
	10/2024		30,824	GBP	23,061	20	(12)
	10/2024		291	IDR	4,507,623	6	0
	10/2024		6,471	JPY	932,768	19	0
	10/2024		2,221	SGD	2,853	0	(1)
	11/2024	CAD	9,190		$6,846	45	0
	11/2024	CHF	12		14	0	0
	11/2024	CNH	36		5	0	0
	11/2024	EUR	1,419		1,590	8	0
	11/2024	GBP	22,427		29,995	12	0
	11/2024	SGD	2,848		2,221	1	0
	11/2024	TWD	39,350		1,228	0	(21)
	11/2024		$3,160	PLN	12,215	17	(5)
	02/2025		272	MXN	4,934	0	(26)
MYI	10/2024	EUR	19,017		$21,194	25	0
	10/2024	KRW	1,713,150		1,281	0	(19)
	10/2024	NZD	241		151	0	(2)
	10/2024	SGD	2,853		2,191	0	(29)
	10/2024		$298	IDR	4,613,253	6	0
	10/2024		99	ILS	369	0	0
	10/2024		702	ZAR	12,802	38	0
	10/2024	ZAR	13,517		$734	0	(47)
	11/2024	CNH	8,398		1,187	0	(16)
	11/2024	TWD	25,375		807	2	0
	12/2024	MXN	5,290		267	1	0
	01/2025		4,100		225	21	0
	02/2025		9,243		508	48	0
NGF	10/2024		$992	IDR	15,321,503	15	0
RBC	12/2024	MXN	9,987		$503	1	0
SCX	10/2024	CNH	5,445		756	0	(22)
	10/2024	PEN	4,975		1,319	0	(23)
	10/2024		$2,814	INR	236,532	6	0
	11/2024	CNH	10,796		$1,490	0	(56)
	11/2024	TWD	7,358		228	0	(6)
TOR	10/2024	AUD	5,641		3,826	0	(74)
	10/2024	CAD	9,191		6,829	33	0
	12/2024	MXN	23,287		1,219	50	0

Total Forward Foreign Currency Contracts						$2,118	$(1,990)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus TRY	TRY	40.500	05/07/2025	3,200	$(129)	$(91)
Call - OTC USD versus TRY	51.500	05/07/2025	3,200	(90)	(62)
MYI	Call - OTC USD versus MXN	MXN	18.230	01/29/2025	591	(28)	(56)
Call - OTC USD versus MXN	18.250	01/30/2025	591	(29)	(55)
Call - OTC USD versus MXN	18.150	02/10/2025	680	(31)	(67)

$(307)	$(331)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	500	$(2)	$0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	500	(2)	(2)
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	300	(1)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	500	(1)	(4)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	500	(1)	0
FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	900	(3)	(3)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	900	(3)	(3)
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	900	(3)	(3)
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	900	(3)	(3)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	900	(3)	(3)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	900	(3)	(3)
GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	500	(2)	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	500	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	500	(2)	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	500	(2)	(2)
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	500	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	500	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	500	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	500	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	1,100	(3)	(3)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	1,100	(3)	(4)
MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	500	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	500	(1)	(2)

$(48)	$(42)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$91.125	10/08/2024	$300	$(2)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.125	10/08/2024	300	(1)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054	98.641	10/08/2024	400	(1)	(1)

$(4)	$(7)

Total Written Options	$(359)	$(380)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	1.228%	$300	$(27)	$25	$0	$(2)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884	200	(9)	10	1	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452	100	(2)	0	0	(2)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434	540	(70)	71	1	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.291	600	(10)	11	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.262	100	0	0	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087	400	(14)	13	0	(1)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.199	700	(3)	0	0	(3)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.291	400	(6)	7	1	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087	400	(15)	14	0	(1)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228	200	(18)	17	0	(1)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651	100	(4)	5	1	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434	300	(34)	35	1	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087	300	(11)	10	0	(1)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228	400	(36)	34	0	(2)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452	300	(5)	(1)	0	(6)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966	200	(2)	2	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651	700	(31)	36	5	0

							$(297)	$289	$11	$(19)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$11,600	$(252)	$240	$0	$(12)
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	15,100	23	(109)	0	(86)
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	11,404	(589)	588	0	(1)
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	1,625	1	(3)	0	(2)
	CMBX.NA.AAA.11 Index		0.500	Monthly	11/18/2054	200	1	(2)	0	(1)
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	9,775	(40)	6	0	(34)
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	11,200	0	(64)	0	(64)

							$(856)	$656	$0	$(200)

Total Swap Agreements							$(1,153)	$945	$11	$(219)

(l)

Securities with an aggregate market value of $804 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,265	$6,959	$16,224
Corporate Bonds & Notes
Banking & Finance	0	64,294	0	64,294
Industrials	0	38,134	0	38,134
Utilities	0	12,288	0	12,288
Municipal Bonds & Notes
Illinois	0	54	0	54
U.S. Government Agencies	0	465,194	0	465,194
U.S. Treasury Obligations	0	128,007	0	128,007
Non-Agency Mortgage-Backed Securities	0	164,610	7,790	172,400
Asset-Backed Securities	0	258,547	0	258,547
Sovereign Issues	0	43,378	0	43,378
Common Stocks
Communication Services	272	0	80	352
Consumer Discretionary	0	0	749	749
Financials	0	0	848	848
Health Care	0	0	1,207	1,207
Industrials	0	0	1	1
Warrants
Financials	0	0	1	1
Preferred Securities
Banking & Finance	0	2,120	0	2,120
Real Estate Investment Trusts
Real Estate	6	0	0	6

$278	$1,185,891	$17,635	$1,203,804
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$955	$0	$0	$955

Total Investments	$1,233	$1,185,891	$17,635	$1,204,759

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,338)	$0	$(5,338)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	82	1,797	0	1,879
Over the counter	0	2,129	0	2,129

$82	$3,926	$0	$4,008
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(139)	(1,324)	0	(1,463)
Over the counter	0	(2,589)	0	(2,589)

$(139)	$(3,913)	$0	$(4,052)

Total Financial Derivative Instruments	$(57)	$13	$0	$(44)

Totals	$1,176	$1,180,566	$17,635	$1,199,377

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$6,539	$234	$(29)	$19	$0	$196	$0	$0	$6,959	$194
Non-Agency Mortgage-Backed Securities	0	7,800	0	0	0	(10)	0	0	7,790	(10)
Asset-Backed Securities	12	0	(12)	0	0	0	0	0	0	0
Common Stocks
Communication Services (2)	109	0	0	0	0	(29)	0	0	80	(29)
Consumer Discretionary(3)	854	0	0	0	0	(105)	0	0	749	(106)
Financials	814	0	0	0	0	34	0	0	848	35
Health Care	1,148	0	0	0	0	59	0	0	1,207	59
Industrials	2	0	0	0	0	(1)	0	0	1	(1)
Warrants
Financials	1	0	0	0	0	0	0	0	1	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2024 (Unaudited)

Totals	$9,479	$8,034	$(41)	$19	$0	$144	$0	$0	$17,635	$142

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$664	Comparable Companies	EBITDA Multiple	X	15.500	—
1,715	Discounted Cash Flow	Discount Rate	7.220	—
4,580	Third Party Vendor	Broker Quote	103.500	—
Non-Agency Mortgage-Backed Securities	7,790	Proxy Pricing	Base Price	99.999	—
Common Stocks
Communication Services	39	Comparable Companies	EBITDA Multiple	X	4.438	—
41	Reference Instrument	Stock Price w/Liquidity Discount	10.000	—
Consumer Discretionary	749	Comparable Companies / Discounted Cash Flow	Revenue multiple, EBITDA multiple/Discount Rate	X,X /%	0.610	—
Financials	848	Comparable Companies	EBITDA Multiple	X	4.400	—
Health Care	1,207	Comparable Companies	EBITDA Multiple	X	15.500	—
Industrials	1	Indicative Market Quotation	Broker Quote	$0.880 - 4.250	3.679
Warrants
Financials	1	Option Pricing Model	Volatility	32.500	—

Total	$17,635

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Utilities to Communication Services since prior fiscal year end.
(3)	Sector type updated from Utilities to Consumer Discretionary since prior fiscal year end.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,318	$334,340	$(337,700)	$(3)	$0	$955	$339	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
BSH	Banco Santander S.A. - New York Branch

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	CMBX	Commercial Mortgage-Backed Index	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR006M	6 Month EUR Swap Rate	TSFR3M	Term SOFR 3-Month
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.2% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$221	$136
1.000% due 07/09/2029		5	3
Total Argentina (Cost $154)			139

AUSTRALIA 0.0%
SOVEREIGN ISSUES 0.0%
Australia Government International Bond 1.750% due 06/21/2051	AUD	50	20

Total Australia (Cost $36)			20

BELGIUM 0.2%
CORPORATE BONDS & NOTES 0.2%
KBC Group NV 5.796% due 01/19/2029 •		$800	830

Total Belgium (Cost $800)			830

CANADA 6.2%
CORPORATE BONDS & NOTES 0.5%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$69	65
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	549
Toronto-Dominion Bank 4.814% due 07/16/2027		$2,100	2,151

			2,765

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	303	214
2.867% due 02/12/2055 ~		1,000	691

			905

SOVEREIGN ISSUES 5.5%
Canada Government Bond
1.500% due 12/01/2044 (d)		561	412
1.750% due 12/01/2053		910	496
2.750% due 12/01/2033		5,300	4,021
4.000% due 03/01/2029		8,800	6,852
Export Development Canada 7.130% due 03/11/2029	INR	84,800	1,024
Province of British Columbia 4.150% due 06/18/2034	CAD	2,600	2,001
Province of Ontario
3.500% due 01/27/2027	AUD	1,000	680
3.650% due 06/02/2033	CAD	11,800	8,818
Province of Quebec 3.600% due 09/01/2033		3,900	2,899
PSP Capital, Inc. 4.500% due 09/05/2031	AUD	3,300	2,291

			29,494

Total Canada (Cost $32,335)			33,164

CAYMAN ISLANDS 4.4%
ASSET-BACKED SECURITIES 4.2%
American Money Management Corp. CLO Ltd. 6.314% due 11/10/2030 •		$332	332

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

AREIT Trust 6.277% due 11/17/2038 •		199	199
Bain Capital Credit CLO Ltd. 6.375% due 07/19/2034 •		1,600	1,600
Barings CLO Ltd. 6.614% due 01/20/2032 •		1,293	1,293
BDS Ltd. 6.479% due 12/16/2036 •		1,222	1,220
Carlyle Global Market Strategies CLO Ltd. 6.328% due 08/14/2030 •		295	295
CarVal CLO Ltd. 6.516% due 07/16/2031 •		597	598
CIFC Funding Ltd. 6.495% due 10/24/2030 •		931	932
Crestline Denali CLO Ltd. 6.574% due 04/20/2030 •		413	413
Elevation CLO Ltd. 6.496% due 10/25/2030 •		394	394
Gallatin CLO Ltd. 6.653% due 07/15/2031 •		1,919	1,921
GPMT Ltd. 6.384% due 12/15/2036 •		1,255	1,233
KREF Ltd. 6.415% due 02/17/2039 •		1,700	1,699
LoanCore Issuer Ltd. 6.892% due 01/17/2037 •		1,580	1,581
Marble Point CLO Ltd. 6.603% due 10/15/2030 •		205	205
MF1 Ltd. 6.315% due 02/19/2037 •		1,744	1,737
MF1 Multifamily Housing Mortgage Loan Trust 6.047% due 07/15/2036 •		136	135
Mountain View CLO LLC 6.638% due 10/16/2029 •		127	127
Northwoods Capital Ltd. 6.137% due 06/15/2031 •		1,300	1,300
Regatta Funding Ltd. 6.311% due 01/15/2033 •		1,600	1,600
Sandstone Peak Ltd. 0.000% due 10/15/2034 •		800	800
Starwood Commercial Mortgage Trust 6.329% due 04/18/2038 •		1,342	1,328
Vibrant CLO Ltd. 6.584% due 09/15/2030 •		295	295
Wind River CLO Ltd. 6.643% due 07/15/2031 •		1,485	1,486

			22,723

CORPORATE BONDS & NOTES 0.1%
Sands China Ltd. 5.400% due 08/08/2028		500	505

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		400	417

Total Cayman Islands (Cost $23,651)			23,645

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 4.850% due 01/22/2029		$600	614

Total Chile (Cost $600)			614

CHINA 1.2%
SOVEREIGN ISSUES 1.2%
China Government International Bond
3.530% due 10/18/2051	CNY	28,000	4,929
3.720% due 04/12/2051		9,000	1,632

Total China (Cost $6,011)			6,561

DENMARK 0.2%
CORPORATE BONDS & NOTES 0.2%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	151	18
1.500% due 10/01/2053		1,763	220

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		4,262	533
Realkredit Danmark AS
1.500% due 10/01/2053		2,407	301

Total Denmark (Cost $1,292)			1,072

FRANCE 2.1%
CORPORATE BONDS & NOTES 0.5%
Banque Federative du Credit Mutuel SA 5.088% due 01/23/2027		$600	611
BPCE SA 5.716% due 01/18/2030 •		1,400	1,446
Societe Generale SA 3.337% due 01/21/2033 •		500	440

			2,497

SOVEREIGN ISSUES 1.6%
France Government International Bond
0.500% due 05/25/2072	EUR	1,000	406
0.750% due 05/25/2052		4,650	2,718
2.000% due 05/25/2048		3,600	3,097
3.000% due 06/25/2049		2,300	2,380

			8,601

Total France (Cost $15,707)			11,098

GERMANY 1.0%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,100	2,262
1.750% due 11/19/2030 •		600	611
3.547% due 09/18/2031 •		$1,000	933

			3,806

SOVEREIGN ISSUES 0.3%
Bundesrepublik Deutschland Bundesanleihe 2.300% due 02/15/2033	EUR	1,600	1,818

Total Germany (Cost $6,018)			5,624

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$900	970

Total Hungary (Cost $897)			970

IRELAND 3.0%
ASSET-BACKED SECURITIES 2.6%
Armada Euro CLO DAC 4.405% due 07/15/2031 •	EUR	570	635
Aurium CLO DAC 4.334% due 04/16/2030 •		494	549
BBAM European CLO DAC 4.558% due 07/22/2034 •		2,000	2,217
CVC Cordatus Loan Fund DAC
4.335% due 10/15/2031 •		719	799
4.905% due 10/23/2034 •		497	554
CVC Cordatus Opportunity Loan Fund DAC 4.922% due 08/15/2033 •		1,090	1,219
Dryden Euro CLO DAC 4.345% due 04/15/2033 •		847	942
Hayfin Emerald CLO 5.425% due 01/25/2037 •		1,200	1,344
Jubilee CLO DAC 4.335% due 04/15/2031 •		500	556
Man GLG Euro CLO DAC 4.171% due 12/15/2031 •		802	893
Palmer Square European Loan Funding DAC 4.568% due 01/15/2033 •		1,500	1,672
Rockford Tower Europe CLO DAC 5.075% due 04/24/2037 •		1,100	1,227

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

Sculptor European CLO DAC 4.735% due 10/15/2034 •		1,000	1,113

			13,720

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$600	576
3.000% due 10/29/2028		600	567

			1,143

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 4.874% due 01/24/2061 •	EUR	1,000	1,114

Total Ireland (Cost $16,089)			15,977

ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
2.000% due 03/31/2027	ILS	4,400	1,115
4.500% due 01/17/2033		$400	376

Total Israel (Cost $1,727)			1,491

ITALY 0.8%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	900	966
2.625% due 04/28/2025		500	554
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		$700	813
Nexi SpA 2.125% due 04/30/2029	EUR	300	312

			2,645

SOVEREIGN ISSUES 0.3%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$900	914
Italy Government International Bond 6.000% due 08/04/2028	GBP	400	554

			1,468

Total Italy (Cost $4,216)			4,113

JAPAN 7.7%
CORPORATE BONDS & NOTES 0.5%
Mitsubishi UFJ Financial Group, Inc. 5.258% due 04/17/2030 •		$2,000	2,069
Nomura Holdings, Inc. 2.329% due 01/22/2027		500	476

			2,545

SOVEREIGN ISSUES 7.2%
Japan Government International Bond
0.100% due 01/01/2026	JPY	270,000	1,874
0.100% due 03/10/2028 (d)		701,341	5,043
0.300% due 06/20/2046		620,000	3,156
0.400% due 06/20/2029		300,000	2,078
0.500% due 09/20/2046		202,000	1,072
0.500% due 03/20/2049		540,000	2,715
0.700% due 12/20/2048		612,000	3,259
1.200% due 09/20/2035		920,000	6,537
1.500% due 09/20/2043		500,000	3,399
1.800% due 03/20/2054		653,000	4,261
2.200% due 06/20/2054		460,000	3,280

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

Tokyo Metropolitan Government 0.750% due 07/16/2025		$2,100	2,042

			38,716

Total Japan (Cost $52,934)			41,261

JERSEY, CHANNEL ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Saranac CLO Ltd. 6.333% due 08/13/2031 •		$934	935

Total Jersey, Channel Islands (Cost $934)			935

MALAYSIA 1.5%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$400	292
4.550% due 04/21/2050		200	186
4.800% due 04/21/2060		200	192

			670

SOVEREIGN ISSUES 1.4%
Malaysia Government International Bond 3.519% due 04/20/2028	MYR	30,997	7,539

Total Malaysia (Cost $7,423)			8,209

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$800	799
Preferred Term Securities Ltd. 5.603% (TSFR3M + 0.662%) due 06/23/2035 ~		391	364

Total Multinational (Cost $1,153)			1,163

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Cooperatieve Rabobank UA 5.447% due 03/05/2030 •		$1,700	1,766

Total Netherlands (Cost $1,700)			1,766

NEW ZEALAND 0.0%
SOVEREIGN ISSUES 0.0%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	400	218

Total New Zealand (Cost $277)			218

PERU 0.6%
CORPORATE BONDS & NOTES 0.1%
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	1,900	527

SOVEREIGN ISSUES 0.5%
Peru Government International Bond
2.780% due 12/01/2060		$700	424
6.150% due 08/12/2032	PEN	4,700	1,288
7.600% due 08/12/2039		3,200	943

			2,655

Total Peru (Cost $3,400)			3,182

POLAND 0.6%
SOVEREIGN ISSUES 0.6%
Poland Government International Bond
4.250% due 02/14/2043	EUR	300	351
4.625% due 03/18/2029		$1,100	1,126
4.875% due 10/04/2033		400	408
5.125% due 09/18/2034		900	926
5.500% due 04/04/2053		300	308

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

Total Poland (Cost $3,004)			3,119

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$300	264

Total Qatar (Cost $298)			264

ROMANIA 1.3%
SOVEREIGN ISSUES 1.3%
Romania Government International Bond
1.375% due 12/02/2029	EUR	540	518
1.750% due 07/13/2030		700	665
2.000% due 01/28/2032		100	91
2.000% due 04/14/2033		500	433
2.124% due 07/16/2031		100	94
2.125% due 03/07/2028		400	420
2.625% due 12/02/2040		400	298
2.875% due 04/13/2042		800	603
3.750% due 02/07/2034		600	590
5.000% due 09/27/2026		700	802
5.125% due 09/24/2031		900	1,007
5.250% due 05/30/2032		500	559
5.625% due 05/30/2037		500	550
6.625% due 09/27/2029		300	367

Total Romania (Cost $7,973)			6,997

SAUDI ARABIA 1.6%
SOVEREIGN ISSUES 1.6%
Saudi Government International Bond
3.250% due 10/22/2030		$200	188
4.750% due 01/18/2028		1,600	1,634
4.750% due 01/16/2030		4,800	4,911
4.875% due 07/18/2033		1,800	1,833

Total Saudi Arabia (Cost $8,336)			8,566

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
2.050% due 09/23/2036	EUR	500	415
6.000% due 06/12/2034		$700	722

Total Serbia (Cost $1,258)			1,137

SINGAPORE 0.7%
SOVEREIGN ISSUES 0.7%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	479	360
3.250% due 06/01/2054		3,881	3,413

Total Singapore (Cost $3,205)			3,773

SOUTH AFRICA 0.8%
SOVEREIGN ISSUES 0.8%
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	26,200	1,464
8.875% due 02/28/2035		54,300	2,911

Total South Africa (Cost $4,304)			4,375

SOUTH KOREA 3.9%
SOVEREIGN ISSUES 3.9%
Korea Government International Bond
1.375% due 12/10/2029	KRW	1,239,830	877
1.500% due 12/10/2030		228,750	160
2.000% due 06/10/2031		1,378,630	991
2.125% due 06/10/2027		1,225,000	919
2.375% due 12/10/2027		1,350,000	1,017
2.375% due 12/10/2028		7,726,430	5,781
2.625% due 06/10/2028		4,245,650	3,216

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

3.250% due 03/10/2028		1,474,570	1,141
3.250% due 09/10/2042		580,770	461
3.250% due 03/10/2053		2,211,800	1,804
4.250% due 12/10/2032		4,254,320	3,543
5.500% due 03/10/2028		1,350,000	1,119

Total South Korea (Cost $22,208)			21,029

SPAIN 1.5%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		$600	637
Banco Santander SA 1.849% due 03/25/2026		200	192
CaixaBank SA 6.684% due 09/13/2027 •		800	832

			1,661

SOVEREIGN ISSUES 1.2%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	232
Spain Government International Bond
0.850% due 07/30/2037		200	168
1.450% due 10/31/2071		1,600	919
2.800% due 05/31/2026		1,300	1,457
3.450% due 07/30/2066		2,400	2,524
3.900% due 07/30/2039		1,100	1,309

			6,609

Total Spain (Cost $10,762)			8,270

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
UBS Group AG
2.193% due 06/05/2026 •		$1,200	1,178
3.091% due 05/14/2032 •		500	451
3.869% due 01/12/2029 •		800	783
4.194% due 04/01/2031 •		1,200	1,172
5.617% due 09/13/2030 •		700	731
6.373% due 07/15/2026 •		600	607
6.537% due 08/12/2033 •		1,500	1,657

Total Switzerland (Cost $6,470)			6,579

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$400	427

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond 5.500% due 04/30/2054		1,700	1,817

Total United Arab Emirates (Cost $2,067)			2,244

UNITED KINGDOM 6.4%
CORPORATE BONDS & NOTES 3.2%
Barclays PLC
4.918% due 08/08/2030 •	EUR	1,400	1,668
5.690% due 03/12/2030 •		$200	208
6.496% due 09/13/2027 •		2,000	2,072
HSBC Holdings PLC
4.041% due 03/13/2028 •		1,000	990
4.583% due 06/19/2029 •		800	801
5.719% due 03/04/2035 •		2,000	2,126
Nationwide Building Society 2.972% due 02/16/2028 •		1,200	1,158
NatWest Group PLC 5.778% due 03/01/2035 •		2,000	2,128
NatWest Markets PLC 0.125% due 11/12/2025	EUR	800	863
Santander U.K. PLC 5.530% due 02/12/2027 ~	GBP	500	671
Standard Chartered PLC
2.608% due 01/12/2028 •		$1,400	1,336
6.187% due 07/06/2027 •		1,400	1,438

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

6.296% due 07/06/2034 •		1,400	1,517

			16,976

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Eurohome U.K. Mortgages PLC 5.249% due 06/15/2044 •	GBP	72	96
Eurosail PLC 6.049% due 06/13/2045 •		132	176
Mansard Mortgages PLC 5.749% due 12/15/2049 •		46	61
Newgate Funding PLC
5.259% due 12/01/2050 •		143	187
6.099% due 12/15/2050 •		133	173
Ripon Mortgages PLC 5.680% due 08/28/2056 •		3,111	4,162
RMAC Securities PLC 5.249% due 06/12/2044 •		241	314
Stratton Mortgage Funding PLC 6.132% due 06/20/2060 •		3,314	4,449

			9,618

SOVEREIGN ISSUES 1.4%
United Kingdom Gilt
0.625% due 10/22/2050		1,300	715
1.250% due 07/31/2051		2,100	1,385
1.500% due 07/31/2053		1,100	756
1.750% due 01/22/2049		1,300	1,031
3.250% due 01/22/2044		900	1,012
4.250% due 12/07/2040		1,200	1,584
4.375% due 07/31/2054		1,000	1,291

			7,774

Total United Kingdom (Cost $38,054)			34,368

UNITED STATES 90.2%
ASSET-BACKED SECURITIES 3.4%
ACE Securities Corp. Home Equity Loan Trust 5.249% due 07/25/2036 •		$895	675
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.909% due 06/25/2029 •		1	1
Argent Mortgage Loan Trust 5.449% due 05/25/2035 •		919	826
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.729% due 02/25/2036 •		1,202	960
Citigroup Mortgage Loan Trust
5.289% due 12/25/2036 •		361	198
5.359% due 06/25/2037 •		1,028	1,023
5.489% due 03/25/2036 •		293	269
5.959% due 07/25/2035 •		1,200	1,146
Countrywide Asset-Backed Certificates Trust
3.806% due 04/25/2035 •		242	236
4.402% due 08/25/2035 ~		86	80
5.109% due 06/25/2037 •		260	246
5.109% due 07/25/2037 •		180	168
5.109% due 06/25/2047 •		624	586
5.229% due 12/25/2036 •		236	219
5.249% due 06/25/2035 •		203	185
5.249% due 03/25/2037 •		995	921
5.249% due 06/25/2047 •		216	198
First Franklin Mortgage Loan Trust 5.084% due 07/25/2036 •		464	452
GSAMP Trust
5.614% due 11/25/2035 •		900	830
5.689% due 11/25/2035 •		1,000	843
Home Equity Mortgage Loan Asset-Backed Trust 5.209% due 04/25/2037 •		391	268
HSI Asset Securitization Corp. Trust 5.229% due 04/25/2037 •		582	310
Long Beach Mortgage Loan Trust 5.529% due 10/25/2034 •		12	11
Merrill Lynch Mortgage Investors Trust 5.269% due 08/25/2037 •		980	513
Morgan Stanley ABS Capital, Inc. Trust 5.099% due 10/25/2036 •		88	79
Morgan Stanley Home Equity Loan Trust
5.069% due 12/25/2036 •		736	361
5.199% due 04/25/2037 •		581	306
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ		130	28
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.404% due 03/25/2036 •		174	174

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

NovaStar Mortgage Funding Trust 5.229% due 03/25/2037 •		472	303
Option One Mortgage Loan Trust 5.109% due 01/25/2037 •		284	185
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		635	202
5.675% due 06/25/2037 þ		1,053	265
5.731% due 11/25/2036 þ		967	331
7.519% due 12/25/2032 •		88	75
Residential Asset Mortgage Products Trust
5.409% due 12/25/2035 •		191	173
5.429% due 12/25/2035 •		640	534
Residential Asset Securities Corp. Trust 5.219% due 11/25/2036 •		1,476	1,337
Saxon Asset Securities Trust 6.719% due 12/25/2037 •		272	236
SMB Private Education Loan Trust 6.792% due 02/16/2055 •		857	861
Soundview Home Loan Trust
5.119% due 06/25/2037 •		55	37
5.469% due 11/25/2036 •		972	916
Structured Asset Investment Loan Trust
5.099% due 07/25/2036 •		303	222
5.589% due 01/25/2036 •		625	585
Terwin Mortgage Trust 5.909% due 11/25/2033 •		14	12

			18,386

CORPORATE BONDS & NOTES 5.3%
American Airlines Pass-Through Trust 3.000% due 04/15/2030		194	183
Bank of America Corp.
1.898% due 07/23/2031 •		1,300	1,128
5.202% due 04/25/2029 •		1,300	1,337
Bayer U.S. Finance LLC 4.250% due 12/15/2025		300	298
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	600	680
Boeing Co. 6.259% due 05/01/2027		$600	620
Bristol-Myers Squibb Co. 5.200% due 02/22/2034		600	633
Charter Communications Operating LLC 3.950% due 06/30/2062		900	556
Credit Suisse AG AT1 Claim		300	38
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	169
Ford Motor Credit Co. LLC 3.375% due 11/13/2025		400	392
GA Global Funding Trust 2.250% due 01/06/2027		400	381
Glencore Funding LLC 5.371% due 04/04/2029		1,300	1,345
Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	800	809
5.727% due 04/25/2030 •		$2,000	2,102
6.484% due 10/24/2029 •		1,400	1,508
JPMorgan Chase & Co. 5.012% due 01/23/2030 •		1,700	1,744
Morgan Stanley
4.130% due 03/19/2027 ~	EUR	1,300	1,452
5.656% due 04/18/2030 •		$1,200	1,263
6.276% (SOFRRATE + 1.020%) due 04/13/2028 ~		2,000	2,011
6.407% due 11/01/2029 •		500	537
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		500	447
Organon & Co. 2.875% due 04/30/2028	EUR	200	214
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	94
4.000% due 12/01/2046		100	80
4.200% due 03/01/2029		600	591
4.550% due 07/01/2030		200	199
PacifiCorp 5.300% due 02/15/2031		600	625
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,400	1,393
Principal Life Global Funding 1.375% due 01/10/2025		400	396
Santander Holdings USA, Inc. 6.124% due 05/31/2027 •		600	613
Wells Fargo & Co.
3.908% due 04/25/2026 •		300	298
4.808% due 07/25/2028 •		1,600	1,619

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

5.198% due 01/23/2030 •	1,200	1,237
6.303% due 10/23/2029 •	900	963
West Virginia United Health System Obligated Group 3.129% due 06/01/2050	800	559

		28,514

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Avolon TLB Borrower 1 U.S. LLC 6.961% due 06/22/2028	1,161	1,165
Charter Communications Operating LLC 7.082% (TSFR3M + 1.750%) due 02/01/2027 ~	552	552

		1,717

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.158% due 06/01/2026	600	579
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	291	301

		880

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
Banc of America Mortgage Trust 4.859% due 02/25/2036 ~	15	14
Bear Stearns ALT-A Trust
4.227% due 03/25/2036 ~	52	42
4.560% due 08/25/2036 ~	24	12
4.693% due 11/25/2035 ~	10	8
5.240% due 09/25/2035 ~	12	7
5.289% due 02/25/2034 •	12	12
Bear Stearns Structured Products, Inc. Trust 4.213% due 12/26/2046 ~	10	8
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~	1,117	1,020
Chase Mortgage Finance Trust 5.306% due 07/25/2037 ~	20	16
Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	1,629	1,433
5.319% due 10/25/2035 •	956	434
7.560% due 09/25/2035 •	1	1
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 5.037% due 09/25/2035 ~	76	68
Countrywide Alternative Loan Trust
5.250% due 06/25/2035	3	2
5.495% due 03/20/2046 •	28	24
5.529% due 02/25/2037 •	22	18
6.123% due 12/25/2035 •	21	18
6.623% due 11/25/2035 •	5	4
Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~	2	2
5.429% due 05/25/2035 •	10	8
5.500% due 01/25/2035	165	165
5.609% due 03/25/2035 •	17	15
5.629% due 02/25/2035 •	3	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036	605	432
5.863% due 02/25/2037 ~	144	31
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.719% due 10/25/2047 •	454	357
Extended Stay America Trust 6.291% due 07/15/2038 •	1,426	1,425
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	2,758	2,327
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	318	269
2.500% due 04/25/2052 ~	395	335
GSR Mortgage Loan Trust
4.609% due 01/25/2036 ~	12	11
5.299% due 12/25/2034 •	4	4
6.304% due 04/25/2035 ~	28	28
IndyMac INDX Mortgage Loan Trust
5.389% due 05/25/2046 •	210	188
5.449% due 07/25/2035 •	7	7
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,999	3,517
3.000% due 03/25/2052 ~	2,593	2,280
3.000% due 05/25/2052 ~	3,497	3,069
4.231% due 07/27/2037 ~	28	27
5.541% due 02/25/2036 ~	10	7
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,400	1,298
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.651% due 12/15/2030 •	1	1

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

MFA Trust
1.381% due 04/25/2065 ~	310	295
1.947% due 04/25/2065 ~	113	107
Morgan Stanley Capital Trust 6.380% due 12/15/2038 •	1,700	1,626
Morgan Stanley Mortgage Loan Trust 6.940% due 06/25/2036 ~	9	9
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	617	594
2.750% due 11/25/2059 ~	548	526
6.864% due 10/25/2063 þ	583	593
OBX Trust
3.000% due 01/25/2052 ~	1,659	1,456
7.159% due 10/25/2063 þ	1,071	1,100
One New York Plaza Trust 6.161% due 01/15/2036 •	1,600	1,530
Residential Accredit Loans, Inc. Trust
5.119% due 02/25/2047 •	20	7
5.329% due 06/25/2046 •	231	54
5.389% due 04/25/2046 •	369	96
6.000% due 06/25/2036	325	256
6.036% due 10/25/2037 ~	141	120
Structured Asset Mortgage Investments Trust
5.389% due 05/25/2036 •	4	3
5.409% due 05/25/2036 •	35	28
5.409% due 09/25/2047 •	45	40
5.429% due 05/25/2045 •	6	6
5.779% due 03/19/2034 •	1	1
6.623% due 08/25/2047 •	17	14
Structured Asset Securities Corp. 5.249% due 01/25/2036 •	160	132
Structured Asset Securities Corp. Mortgage Loan Trust 5.259% due 10/25/2036 •	316	255
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	189	5
Thornburg Mortgage Securities Trust 5.789% due 06/25/2047 •	8	8
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	641	586
2.710% due 01/25/2060 ~	497	476
2.900% due 10/25/2059 ~	1,864	1,792
5.969% due 05/25/2058 •	223	230
UWM Mortgage Trust 3.000% due 01/25/2052 ~	504	442
Wachovia Mortgage Loan Trust LLC 6.771% due 10/20/2035 ~	15	15
WaMu Mortgage Pass-Through Certificates Trust
4.316% due 12/25/2036 ~	71	63
4.524% due 02/27/2034 •	1	1
4.678% due 04/25/2035 ~	8	8
5.118% due 03/25/2035 ~	11	11
5.589% due 01/25/2045 •	20	20
5.616% due 03/25/2033 ~	2	2
6.103% due 06/25/2046 •	14	13
6.123% due 02/25/2046 •	33	31
Washington Mutual Mortgage Pass-Through Certificates Trust 6.063% due 07/25/2046 •	15	9

		31,506

U.S. GOVERNMENT AGENCIES 64.8%
Fannie Mae
3.000% due 03/01/2060	461	409
3.500% due 01/01/2059	848	784
5.607% due 12/01/2034 •	1	1
5.745% due 09/25/2042 •	6	6
5.795% due 06/25/2036 •	6	6
6.000% due 07/25/2044	4	4
6.363% due 10/01/2044 •	4	4
6.579% due 05/25/2035 ~	2	2
6.986% due 11/01/2034 •	5	5
Freddie Mac
0.892% due 01/15/2038 ~(a)	95	7
5.816% due 01/15/2038 •	95	95
5.957% due 12/15/2032 •	1	1
6.057% due 12/15/2037 •	2	2
6.323% due 10/25/2044 •	13	12
6.512% due 04/01/2035 •	8	8
Ginnie Mae
3.000% due 07/20/2046 - 04/20/2052	3,801	3,469
6.267% due 05/20/2066 - 06/20/2066 •	1,432	1,433
6.317% due 11/20/2066 •	279	280
Ginnie Mae, TBA
2.500% due 11/01/2054	2,500	2,206
3.000% due 11/01/2054	12,400	11,319

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052		2,330	2,023
3.000% due 10/01/2049 - 05/01/2051		993	894
3.500% due 11/01/2030 - 07/01/2050		1,251	1,197
4.000% due 06/01/2050		376	366
4.500% due 08/01/2033 - 04/01/2053		400	395
5.500% due 06/01/2053 - 09/01/2053		12,597	12,762
6.000% due 03/01/2054 - 09/01/2054		96,056	98,197
6.500% due 11/01/2053 - 12/01/2053		6,883	7,109
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054		9,700	8,707
4.000% due 11/01/2054		250	240
4.500% due 11/01/2054		36,600	35,999
6.000% due 10/01/2054		79,800	81,570
6.500% due 11/01/2054		76,000	78,318

			347,830

U.S. TREASURY OBLIGATIONS 10.3%
U.S. Treasury Bonds
2.250% due 08/15/2049 (e)		1,300	901
2.375% due 11/15/2049		700	498
3.000% due 02/15/2048		1,000	814
3.000% due 08/15/2048 (i)		500	406
3.375% due 11/15/2048 (e)		2,600	2,254
4.125% due 08/15/2044 (e)		3,875	3,845
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025 (g)		4,627	4,545
0.125% due 10/15/2025		121	119
0.125% due 07/15/2031		2,464	2,255
0.125% due 01/15/2032		1,021	923
0.250% due 01/15/2025		6,241	6,165
0.375% due 07/15/2025		597	588
0.500% due 01/15/2028		7,651	7,410
0.625% due 07/15/2032		325	304
1.125% due 01/15/2033		4,224	4,077
2.375% due 01/15/2025		167	166
3.875% due 04/15/2029		957	1,056
U.S. Treasury Notes
2.875% due 04/30/2025 (e)(g)(i)		7,700	7,637
3.500% due 02/15/2033 (i)		700	688
4.000% due 02/29/2028 (i)		700	710
4.000% due 02/15/2034 (e)		3,600	3,663
4.375% due 05/15/2034 (e)		600	628
4.500% due 11/15/2033 (i)		5,200	5,493

			55,145

Total United States (Cost $488,301)			483,978

SHORT-TERM INSTRUMENTS 1.1%
COMMERCIAL PAPER 0.1%
AES Corp. 5.500% due 10/01/2024		$750	750

JAPAN TREASURY BILLS 1.0%
0.165% due 04/21/2025 - 06/20/2025 (b)(c)	JPY	740,000	5,145

U.S. TREASURY BILLS 0.0%
5.078% due 10/03/2024 - 12/05/2024 (b)(c)		$15	15

Total Short-Term Instruments (Cost $5,529)			5,910

Total Investments in Securities (Cost $779,123)			752,661

		SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		233,546	2,274

Total Short-Term Instruments (Cost $2,273)			2,274

Total Investments in Affiliates (Cost $2,273)			2,274

Total Investments 140.6% (Cost $781,396)			$754,935
Financial Derivative Instruments (f)(h) (0.2)%(Cost or Premiums, net $8,899)			(1,247)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

Other Assets and Liabilities, net (40.4)%	(216,615)

Net Assets 100.0%	$537,073

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		Coupon represents a weighted average yield to maturity.
(c)		Zero coupon security.
(d)		Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

DEU	4.950%	10/01/2024	10/08/2024		$(1,975)	$(1,975)
	5.020	09/23/2024	10/01/2024		(6,912)	(6,920)
	5.030	10/01/2024	10/08/2024		(2,285)	(2,285)
	5.080	10/01/2024	10/08/2024		(4,325)	(4,325)
GRE	5.020	09/23/2024	10/07/2024		(1,462)	(1,463)

Total Reverse Repurchase Agreements						$(16,968)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date		Amount Borrowed(1)	Payable for Sale-Buyback Transactions

GSC	0.200%	09/27/2024	10/01/2024		$(1,972)	$(1,972)
TDM	1.500	09/26/2024	10/03/2024		(1,898)	(1,899)

Total Sale-Buyback Transactions						$(3,871)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (44.0)%
U.S. Government Agencies (44.0)%
Uniform Mortgage-Backed Security, TBA		2.000%	11/01/2039	$10,800	$(9,946)	$(9,900)
Uniform Mortgage-Backed Security, TBA		2.000	11/01/2054	50,950	(42,694)	(42,195)
Uniform Mortgage-Backed Security, TBA		2.500	11/01/2054	5,400	(4,716)	(4,667)
Uniform Mortgage-Backed Security, TBA		3.500	11/01/2054	3,400	(3,185)	(3,169)
Uniform Mortgage-Backed Security, TBA		5.000	11/01/2054	100	(100)	(100)
Uniform Mortgage-Backed Security, TBA		5.500	11/01/2054	20,600	(20,893)	(20,840)
Uniform Mortgage-Backed Security, TBA		6.000	10/01/2054	86,700	(88,529)	(88,624)
Uniform Mortgage-Backed Security, TBA		6.000	11/01/2054	65,400	(66,690)	(66,843)

Total Short Sales (44.0)%					$(236,753)	$(236,338)

(e)		Securities with an aggregate market value of $12,109 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(4,884) at a weighted average interest rate of 5.107%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2024	173	$41,204	$68	$0	$(10)
3-Month SOFR Active Contract September Futures	12/2025	173	41,924	301	0	(47)
Australia Government 3-Year Bond December Futures	12/2024	242	17,932	(26)	0	(20)
Canada Government 5-Year Bond December Futures	12/2024	218	18,608	81	61	0
Canada Government 10-Year Bond December Futures	12/2024	19	1,756	13	7	0
Euro-BTP December Futures	12/2024	169	22,851	492	32	0
Euro-Bund 10-Year Bond December Futures	12/2024	60	9,011	148	29	0
Euro-Buxl 30-Year Bond December Futures	12/2024	15	2,276	22	18	0
Euro-OAT France Government 10-Year Bond December Futures	12/2024	32	4,518	26	20	0
Euro-Schatz December Futures	12/2024	203	24,218	108	17	0
U.S. Treasury 2-Year Note December Futures	12/2024	66	13,744	28	0	(25)
U.S. Treasury 10-Year Note December Futures	12/2024	1	114	0	0	0

$1,261	$184	$(102)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2025	345	$(83,218)	$(521)	$108	$0
Australia Government 10-Year Bond December Futures	12/2024	34	(2,736)	21	7	0
Japan Government 10-Year Bond December Futures	12/2024	11	(11,071)	(25)	44	(24)
U.S. Treasury 5-Year Note December Futures	12/2024	415	(45,601)	(59)	152	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	94	(11,120)	7	49	0
U.S. Treasury 30-Year Bond December Futures	12/2024	111	(13,785)	152	76	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	24	(3,194)	75	19	0
United Kingdom Long Gilt December Futures	12/2024	110	(14,476)	97	28	(24)

$(253)	$483	$(48)

Total Futures Contracts	$1,008	$667	$(150)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	0.249%	$200	$7	$(5)	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-41 10-Year Index	(1.000)%	Quarterly	12/20/2033	$3,300	$15	$(51)	$(36)	$1	$0
CDX.IG-43 10-Year Index	(1.000)	Quarterly	12/20/2034	28,300	(165)	(4)	(169)	2	(1)
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034	EUR	5,400	(15)	5	(10)	6	0

$(165)	$(50)	$(215)	$9	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$21,700	$473	$25	$498	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	37,300	841	5	846	0	(2)

$1,314	$30	$1,344	$0	$(2)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	15,600	$(36)	$(161)	$(197)	$0	$(10)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		36,200	675	109	784	0	(19)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		31,300	261	110	371	13	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		3,400	57	157	214	0	(3)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		400	6	(1)	5	0	(1)
Receive(7)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	INR	84,990	(6)	5	(1)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031	JPY	1,670,000	(198)	(339)	(537)	0	(27)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		430,000	(109)	(31)	(140)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		168,760	(32)	(14)	(46)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		140,000	(5)	8	3	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,290,000	(14)	127	113	0	(23)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		510,000	(237)	9	(228)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		240,000	(311)	(106)	(417)	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		360,000	(179)	(259)	(438)	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		490,000	53	22	75	0	(10)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	33,140	25	(550)	(525)	0	(20)
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	262,300	(30)	(39)	(69)	0	(2)
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		576,350	8	(374)	(366)	0	(4)
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		64,960	(1)	(69)	(70)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$6,900	29	20	49	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		6,400	16	(34)	(18)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	07/17/2025		7,800	16	(49)	(33)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		64,740	442	(236)	206	86	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		20,900	166	(250)	(84)	36	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		18,600	0	566	566	36	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		44,700	94	328	422	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,900	111	101	212	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		430	(5)	2	(3)	0	(1)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		17,200	359	87	446	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		5,400	5	115	120	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		70	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,200	(6)	(23)	(29)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		2,900	0	(90)	(90)	9	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		16,148	(388)	388	0	0	(50)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		600	(2)	12	10	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		500	(3)	14	11	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		400	(2)	13	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		600	(3)	24	21	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		41,890	731	(2,044)	(1,313)	125	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		2,700	(9)	(110)	(119)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		900	(3)	(15)	(18)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		500	(2)	(9)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		1,800	(6)	(22)	(28)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		1,600	(6)	(29)	(35)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		1,600	(6)	(35)	(41)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		1,300	(5)	(10)	(15)	4	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		22,700	968	(86)	882	0	(64)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		400	3	(20)	(17)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,180	803	139	942	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		14,260	1,965	(1,535)	430	56	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		2,300	(266)	(10)	(276)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,200	100	(136)	(36)	5	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		300	(9)	(3)	(12)	1	0
Pay(7)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	24,100	32	1	33	0	(29)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	6,600	(13)	(69)	(82)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	(25)	(25)	1	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	512,759	597	989	1,586	0	(102)
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	24,100	134	115	249	31	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		3,300	(5)	78	73	9	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	13	12	1	0
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		52,900	428	592	1,020	168	0
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		1,800	0	(76)	(76)	0	(10)
Receive	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		6,900	0	(315)	(315)	0	(38)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		2,600	0	(116)	(116)	0	(14)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		3,700	0	(171)	(171)	0	(20)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		9,800	0	(458)	(458)	0	(52)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	(5)	(6)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		2,100	(6)	(38)	(44)	0	(12)
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		64,200	453	664	1,117	375	0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		15,249	76	(78)	(2)	0	(158)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/18/2029	ILS	100	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		4,800	0	(2)	(2)	0	(3)
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		2,200	0	(3)	(3)	0	(1)
Pay	3-Month ILS-TELBOR	4.330	Annual	09/24/2029		4,800	0	7	7	0	(3)
Pay	3-Month ILS-TELBOR	4.400	Annual	09/25/2029		7,400	0	18	18	0	(4)
Pay(6)	3-Month ILS-TELBOR	4.175	Annual	10/02/2029		8,100	0	(2)	(2)	0	(2)
Receive(7)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	9,151,390	(103)	9	(94)	0	(4)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	3,700	31	120	151	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	13,200	51	(108)	(57)	0	0
Receive	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2028	AUD	4,000	(28)	(50)	(78)	5	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		3,900	(84)	463	379	5	0
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		21,900	(58)	311	253	0	(27)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		16,500	259	(36)	223	0	(30)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(27)	(27)	1	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	19,920	162	257	419	26	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,000	(5)	(54)	(59)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,800	(10)	(99)	(109)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,200	(9)	(61)	(70)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,100	(8)	(91)	(99)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,000	(4)	(43)	(47)	2	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		8,790	(115)	(150)	(265)	0	(29)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		1,800	(6)	103	97	10	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,600	117	(289)	(172)	51	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		2,650	205	(295)	(90)	21	0
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		300	0	140	140	0	(2)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		600	0	316	316	0	(4)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	29,200	5	(62)	(57)	0	(1)
Receive(7)	CAONREPO	3.500	Annual	12/18/2025	CAD	23,600	(33)	(77)	(110)	0	(10)
Pay(7)	CAONREPO	3.898	Annual	06/19/2026		6,100	(1)	60	59	3	0
Pay(7)	CAONREPO	3.925	Annual	06/19/2026		11,500	(1)	115	114	5	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028		8,050	94	(207)	(113)	0	(9)
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		5,899	(207)	158	(49)	6	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		7,000	(443)	222	(221)	13	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,700	(146)	59	(87)	3	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		3,100	48	(131)	(83)	0	(8)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		8,000	30	(243)	(213)	0	(21)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,200	(3)	(101)	(104)	0	(8)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		1,300	16	(69)	(53)	0	(3)
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046		600	(120)	22	(98)	1	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		600	(56)	31	(25)	3	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,400	(74)	122	48	8	0

							$6,212	$(2,897)	$3,315	$1,217	$(1,001)

Total Swap Agreements							$7,368	$(2,922)	$4,446	$1,226	$(1,004)

(g)

Securities with an aggregate market value of $5,845 and cash of $10,959 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $1 and liability of $(8) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	10/2024		$3,789	CNH	27,125	$87	$0
	10/2024		789	CNY	5,585	8	0
BOA	10/2024	AUD	3,243		$2,178	0	(64)
	10/2024	CNH	4,600		636	0	(22)
	10/2024	EUR	154	RON	769	1	0
	10/2024	HKD	688		$88	0	0
	10/2024	KRW	2,146,417		1,605	0	(24)
	10/2024	PEN	2,005		533	0	(8)
	10/2024		$379	CNY	2,662	2	0
	10/2024		382	EUR	342	0	(1)
	10/2024		540	PLN	2,083	2	(1)
	10/2024		1,065	ZAR	19,021	35	0
	10/2024	ZAR	9,869		$559	0	(12)
	11/2024	EUR	468	RON	2,338	2	0
	11/2024		$50	CNH	351	0	0
	02/2025	CNH	1,428		$200	0	(6)
BPS	10/2024	AUD	444		302	0	(5)
	10/2024	CAD	7,115		5,271	10	0
	10/2024	CNH	1,162		164	0	(2)
	10/2024	HKD	2,449		314	0	(1)
	10/2024	INR	73,422		875	0	0
	10/2024	JPY	3,591,865		24,305	6	(699)
	10/2024	KRW	6,525,477		4,876	0	(76)
	10/2024	PLN	1,465		382	2	0
	10/2024	SEK	13,313		1,304	0	(7)
	10/2024		$3,330	CNH	23,872	81	0
	10/2024		249	CNY	1,761	2	0
	10/2024		184	DKK	1,232	0	0
	10/2024		3,250	EUR	2,935	17	0
	10/2024		60	HUF	21,557	0	0
	10/2024		743	IDR	11,424,285	8	0
	10/2024		620	KRW	817,075	1	(1)
	10/2024		990	NZD	1,591	20	0
	10/2024	ZAR	3,122		$181	1	0
	11/2024	CNH	72,560		10,039	0	(352)
	11/2024	DKK	1,230		184	0	0
	11/2024	EUR	180	RON	898	1	0
	11/2024	TWD	21,070		$661	0	(8)
	11/2024		$1,244	CNH	8,771	12	0
	11/2024		382	PLN	1,466	0	(2)
	12/2024		440	CNH	3,156	13	0
	12/2024		208	MXN	4,194	3	0
	01/2025	CNH	2,057		$288	0	(8)
	05/2029	KWD	397		1,364	31	0
	07/2029		25		86	2	0
BRC	10/2024	EUR	40	RON	200	0	0
	10/2024	GBP	13,675		$18,041	0	(242)
	10/2024	ILS	273		74	0	0
	10/2024	JPY	1,040,000		6,700	0	(554)
	10/2024	NZD	474		299	0	(2)
	10/2024	PLN	4,244		1,104	1	0
	10/2024		$9,975	JPY	1,439,997	129	(66)
	10/2024		610	PLN	2,343	0	(2)
	10/2024		89	SEK	898	0	0
	10/2024		342	TRY	12,208	11	0
	11/2024	EUR	258	RON	1,289	1	0
	11/2024	SEK	897		$89	0	0
	11/2024		$299	NZD	474	2	0
	11/2024		0	PLN	1	0	0
	11/2024		1,318	TRY	49,654	49	0
	12/2024		353		13,245	3	0
	01/2025		487		18,540	2	0
	02/2025		200	CNH	1,428	6	0
	04/2025	JPY	202,000		$1,380	0	(60)
	05/2025		150,000		1,026	0	(46)
CBK	10/2024	CNH	4,329		611	0	(8)
	10/2024	CNY	2,560		366	1	0
	10/2024	GBP	592		786	0	(5)
	10/2024	ILS	182		50	2	0
	10/2024	KRW	4,477,731		3,347	0	(50)
	10/2024		$1,330	AUD	1,978	37	0
	10/2024		1,381	CNY	9,726	10	(1)
	10/2024		37	DKK	245	0	0
	10/2024		471	EUR	421	0	(2)
	10/2024		1,245	IDR	19,261,475	22	0
	10/2024		101	ILS	368	0	(2)
	10/2024		3,237	INR	272,281	9	0
	10/2024		490	JPY	70,000	0	(3)
	10/2024		1	THB	37	0	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

	10/2024		1,810	ZAR	33,012	98	0
	10/2024	ZAR	4,966		$284	0	(3)
	11/2024	CNH	41,450		5,730	0	(206)
	11/2024	DKK	245		37	0	0
	11/2024	EUR	1,895		2,123	11	0
	11/2024	TWD	86,138		2,705	1	(30)
	11/2024		$611	CNH	4,319	8	0
	11/2024		1,227	CNY	8,625	7	0
	12/2024	MXN	7,703		$394	8	0
	12/2024		$31	PEN	117	1	0
	01/2025		288	CNH	2,056	8	0
	01/2026	JPY	70,000		$516	6	0
CIB	12/2024		$644	PEN	2,423	9	0
DUB	10/2024	KRW	4,235,297		$3,173	0	(41)
	10/2024	PLN	1,815		473	2	0
	10/2024		$588	IDR	9,044,198	7	0
	10/2024		1,660	JPY	250,003	79	0
	10/2024		1,283	PLN	4,952	5	(2)
	11/2024		473		1,816	0	(2)
	02/2025	PEN	3,802		$1,015	0	(9)
	02/2025		$564	MXN	11,401	4	0
	04/2025	JPY	298,000		$2,036	0	(88)
FAR	10/2024		194,161		1,352	1	0
	10/2024	NZD	1,117		702	0	(8)
	10/2024		$2,403	AUD	3,496	14	0
	10/2024		42,688	EUR	38,174	0	(194)
	10/2024		34,796	JPY	5,012,742	81	0
	11/2024	AUD	3,496		$2,404	0	(14)
	11/2024	EUR	38,174		42,746	194	0
	11/2024	JPY	4,989,637		34,796	0	(81)
	11/2024		$702	NZD	1,117	8	0
	12/2024		344	PEN	1,307	8	0
GLM	10/2024	CAD	2,639		$1,955	4	0
	10/2024	CNH	1,896		264	0	(7)
	10/2024	INR	16,694		199	0	0
	10/2024	JPY	110,959		764	0	(8)
	10/2024		$445	CNY	3,156	6	0
	10/2024		22	IDR	334,456	0	0
	10/2024		234	INR	19,653	1	0
	10/2024		1,993	JPY	290,000	47	(23)
	10/2024		53	KRW	69,695	0	0
	10/2024		1,268	PLN	5,033	39	0
	11/2024	MXN	3,981		$199	0	(1)
	12/2024		3,689		192	7	0
	02/2025		$254	MXN	5,168	3	0
	06/2025	JPY	90,000		$600	0	(45)
	01/2026		200,000		1,486	29	0
IND	10/2024	KRW	2,204,159		1,646	0	(27)
	10/2024		$46	IDR	706,256	1	0
JPM	10/2024	CNH	44,052		$6,158	0	(137)
	10/2024	DKK	2,785		416	0	0
	10/2024	ILS	5,607		1,538	35	(2)
	10/2024	JPY	1,710,000		11,798	593	(708)
	10/2024	KRW	2,371,087		1,774	0	(25)
	10/2024	NOK	387		37	0	0
	10/2024	PLN	3,740		976	4	0
	10/2024		$1,069	CNH	7,651	24	0
	10/2024		646	CNY	4,564	5	0
	10/2024		386	DKK	2,573	0	(2)
	10/2024		50	ILS	185	0	0
	10/2024		15,454	JPY	2,200,000	0	(125)
	10/2024		186	KRW	246,446	1	0
	10/2024		1,552	PLN	6,017	11	(1)
	10/2024	ZAR	27,625		$1,579	0	(18)
	11/2024	DKK	2,568		386	2	0
	11/2024	TWD	10,987		338	0	(11)
	11/2024		$167	CNH	1,178	2	0
	11/2024		117	CNY	819	0	0
	11/2024		37	NOK	387	0	0
	11/2024		608	TRY	22,541	27	0
	12/2024	CNH	3,157		$440	0	(13)
	12/2024		$352	TRY	13,266	5	0
	05/2025		538		23,735	21	0
MBC	10/2024	JPY	2,685,134		$19,123	504	(63)
	10/2024	KRW	8,183,008		6,127	0	(83)
	10/2024	MYR	31,642		7,282	0	(388)
	10/2024	PLN	1,636		429	4	0
	10/2024		$1,309	AUD	1,966	50	0
	10/2024		29,850	CAD	40,105	0	(196)
	10/2024		266	CHF	225	0	0
	10/2024		1,295	CNY	9,119	7	0
	10/2024		4,615	EUR	4,162	18	0
	10/2024		18,711	GBP	14,002	17	(7)
	10/2024		130	IDR	2,020,501	2	0
	10/2024		1	KRW	1,326	0	0
	10/2024		38	NOK	403	0	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

10/2024	1,212	SEK	12,415	11	0
10/2024	5,185	SGD	6,661	0	(2)
10/2024	ZAR	15,312	$892	7	0
11/2024	CAD	40,072	29,850	196	0
11/2024	GBP	13,463	18,006	7	0
11/2024	SGD	6,649	5,185	2	0
11/2024	TWD	17,667	552	0	(9)
11/2024	$1,234	PLN	4,756	5	(4)
12/2024	MXN	1,625	$83	2	0
MYI	10/2024	DKK	2,025	302	0	(1)
10/2024	EUR	48,018	53,516	64	0
10/2024	KRW	3,137,248	2,346	0	(35)
10/2024	SGD	6,660	5,114	0	(67)
10/2024	$363	DKK	2,431	0	0
10/2024	133	IDR	2,067,845	3	0
10/2024	574	JPY	83,000	4	0
10/2024	4	KRW	5,260	0	0
10/2024	ZAR	3,771	$207	0	(11)
11/2024	DKK	2,427	363	0	0
11/2024	TWD	11,393	362	1	0
11/2024	$147	CNY	1,029	1	0
NGF	10/2024	395	IDR	6,107,453	6	0
RBC	10/2024	KRW	364,017	$273	0	(3)
12/2024	MXN	4,280	215	1	0
RYL	10/2024	$9,176	JPY	1,300,000	0	(99)
SCX	10/2024	DKK	1,680	$250	0	(1)
10/2024	JPY	6,192	43	0	0
10/2024	PEN	8,333	2,212	0	(35)
10/2024	$362	CNY	2,558	3	0
10/2024	2,669	EUR	2,405	8	0
10/2024	50	IDR	773,850	1	0
10/2024	1,362	INR	114,428	3	0
11/2024	CNH	40,099	$5,536	0	(206)
11/2024	TWD	4,923	153	0	(3)
11/2024	$1,030	CNY	7,236	5	0
SOG	10/2024	EUR	360	RON	1,798	1	0
11/2024	901	4,506	4	0
SSB	10/2024	$349	GBP	265	6	0
12/2024	MXN	1,282	$67	3	0
TOR	10/2024	AUD	3,753	2,546	0	(49)
10/2024	CAD	30,976	23,014	110	0
10/2024	JPY	1,300,000	8,581	0	(496)
10/2024	$353	JPY	51,053	2	0
11/2024	JPY	50,818	$353	0	(2)
UAG	10/2024	CHF	5,062	6,025	44	0
10/2024	JPY	57,472	401	1	0
10/2024	$5,697	CHF	4,833	13	0
10/2024	587	PLN	2,282	5	0
10/2024	1,527	ZAR	27,950	88	0
11/2024	CHF	4,815	$5,698	0	(13)
11/2024	$401	JPY	57,207	0	(2)
11/2024	30	PLN	116	0	0
11/2024	51	TWD	1,620	0	0
12/2024	1	MXN	18	0	0

Total Forward Foreign Currency Contracts	$3,268	$(5,948)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	200	$24	$5
Call - OTC USD versus CNH	7.400	12/06/2024	110	10	2
Call - OTC USD versus CNH	7.325	01/14/2025	120	12	2
Call - OTC USD versus CNH	7.400	01/14/2025	90	7	1
Call - OTC USD versus CNH	7.400	01/23/2025	80	7	1
BRC	Call - OTC USD versus CNH	7.300	02/14/2025	130	14	3
CBK	Call - OTC USD versus CNH	7.300	01/14/2025	80	8	2
Call - OTC USD versus CNH	7.450	02/14/2025	80	8	2
MBC	Call - OTC USD versus CNH	7.375	02/14/2025	140	14	3
SCX	Call - OTC USD versus CNH	7.300	02/14/2025	70	7	1

$111	$22

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.930%	06/23/2025	2,000	$72	$36
BRC	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	500	18	11

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

DUB	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.065	06/24/2025	1,900	57	27
Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.960	06/25/2025	2,600	90	45
Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	600	25	13
FAR	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.875	02/03/2025	4,000	24	7
JPM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.308	05/14/2025	31,600	25	10
NGF	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.250	01/15/2025	28,000	37	4

$348	$153

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	1,100	$83	$531

Total Purchased Options	$542	$706

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.250%	06/23/2025	7,700	$(73)	$(18)
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	1,400	(4)	(6)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	1,400	(4)	(2)
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,100	(83)	(425)
BRC	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.350	09/25/2025	1,900	(18)	(6)
DUB	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.400	06/24/2025	7,300	(57)	(13)
Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.280	06/25/2025	1,900	(19)	(4)
Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.300	06/25/2025	8,100	(71)	(18)
Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.330	09/25/2025	2,300	(25)	(8)
FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	1,900	(6)	(5)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	1,900	(6)	(7)
GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	1,700	(6)	(5)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	1,700	(6)	(5)
JPM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Receive	0.820	12/16/2024	6,200	(44)	(1)
UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	1,900	(6)	(7)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	1,900	(6)	(5)

Total Written Options	$(434)	$(535)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.316%	$1,000	$(33)	$0	$0	$(33)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.316	1,100	(36)	0	0	(36)

$(69)	$0	$0	$(69)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.106%	$900	$(22)	$28	$6	$0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.199	4,500	(23)	2	0	(21)
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.106	600	(14)	18	4	0

$(59)	$48	$10	$(21)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$4,030	JPY	595,700	$(17)	$7	$0	$(10)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	4,700	690,200	(16)	7	0	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	18,604	2,724,300	171	29	0	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	4,704	689,300	(7)	8	192	0
BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	3,447	482,600	177	6	183	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	3,992	588,800	(9)	7	0	(2)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	8,948	1,246,500	484	15	499	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	7,609	1,060,000	457	14	471	0

$1,240	$93	$1,345	$(12)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/18/2029	MYR	32,670	$(30)	$10	$0	$(20)
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034	3,150	(9)	2	0	(7)
GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029	18,630	24	(38)	0	(14)
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2029	1,980	3	(4)	0	(1)
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	10,040	64	(89)	0	(25)

$52	$(119)	$0	$(67)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024	$12,120	$155	$(837)	$0	$(682)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	03/20/2025	8,080	104	(78)	26	0

$259	$(915)	$26	$(682)

Total Swap Agreements	$1,423	$(893)	$1,381	$(851)

(i)

Securities with an aggregate market value of $4,574 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$139	$0	$139
Australia
Sovereign Issues	0	20	0	20
Belgium
Corporate Bonds & Notes	0	830	0	830
Canada
Corporate Bonds & Notes	0	2,765	0	2,765
Non-Agency Mortgage-Backed Securities	0	905	0	905
Sovereign Issues	0	29,494	0	29,494
Cayman Islands
Asset-Backed Securities	0	22,723	0	22,723
Corporate Bonds & Notes	0	505	0	505
Sovereign Issues	0	417	0	417
Chile
Sovereign Issues	0	614	0	614
China
Sovereign Issues	0	6,561	0	6,561
Denmark
Corporate Bonds & Notes	0	1,072	0	1,072
France
Corporate Bonds & Notes	0	2,497	0	2,497
Sovereign Issues	0	8,601	0	8,601
Germany
Corporate Bonds & Notes	0	3,806	0	3,806
Sovereign Issues	0	1,818	0	1,818
Hungary
Sovereign Issues	0	970	0	970
Ireland
Asset-Backed Securities	0	13,720	0	13,720
Corporate Bonds & Notes	0	1,143	0	1,143
Non-Agency Mortgage-Backed Securities	0	1,114	0	1,114
Israel
Sovereign Issues	0	1,491	0	1,491
Italy
Corporate Bonds & Notes	0	2,645	0	2,645
Sovereign Issues	0	1,468	0	1,468
Japan
Corporate Bonds & Notes	0	2,545	0	2,545
Sovereign Issues	0	38,716	0	38,716
Jersey, Channel Islands
Asset-Backed Securities	0	935	0	935
Malaysia
Corporate Bonds & Notes	0	670	0	670
Sovereign Issues	0	7,539	0	7,539
Multinational
Corporate Bonds & Notes	0	1,163	0	1,163
Netherlands
Corporate Bonds & Notes	0	1,766	0	1,766
New Zealand
Sovereign Issues	0	218	0	218
Peru
Corporate Bonds & Notes	0	527	0	527
Sovereign Issues	0	2,655	0	2,655
Poland
Sovereign Issues	0	3,119	0	3,119
Qatar
Corporate Bonds & Notes	0	264	0	264
Romania
Sovereign Issues	0	6,997	0	6,997
Saudi Arabia
Sovereign Issues	0	8,566	0	8,566
Serbia
Sovereign Issues	0	1,137	0	1,137
Singapore
Sovereign Issues	0	3,773	0	3,773
South Africa
Sovereign Issues	0	4,375	0	4,375
South Korea
Sovereign Issues	0	21,029	0	21,029
Spain
Corporate Bonds & Notes	0	1,661	0	1,661
Sovereign Issues	0	6,609	0	6,609
Switzerland
Corporate Bonds & Notes	0	6,579	0	6,579
United Arab Emirates
Corporate Bonds & Notes	0	427	0	427
Sovereign Issues	0	1,817	0	1,817
United Kingdom
Corporate Bonds & Notes	0	16,976	0	16,976
Non-Agency Mortgage-Backed Securities	0	9,618	0	9,618
Sovereign Issues	0	7,774	0	7,774
United States
Asset-Backed Securities	0	18,386	0	18,386
Corporate Bonds & Notes	0	28,514	0	28,514

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2024 (Unaudited)

Loan Participations and Assignments	0	1,717	0	1,717
Municipal Bonds & Notes	0	880	0	880
Non-Agency Mortgage-Backed Securities	0	31,506	0	31,506
U.S. Government Agencies	0	347,830	0	347,830
U.S. Treasury Obligations	0	55,145	0	55,145
Short-Term Instruments
Commercial Paper	0	750	0	750
Japan Treasury Bills	0	5,145	0	5,145
U.S. Treasury Bills	0	15	0	15

	$0	$752,661	$0	$752,661
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,274	$0	$0	$2,274

Total Investments	$2,274	$752,661	$0	$754,935

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(236,338)	$0	$(236,338)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	263	1,630	0	1,893
Over the counter	0	5,355	0	5,355

	$263	$6,985	$0	$7,248
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(68)	(1,086)	0	(1,154)
Over the counter	0	(7,334)	0	(7,334)

	$(68)	$(8,420)	$0	$(8,488)

Total Financial Derivative Instruments	$195	$(1,435)	$0	$(1,240)

Totals	$2,469	$514,888	$0	$517,357

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$17,582	$311,961	$(327,300)	$46	$(15)	$2,274	$772	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GRE	NatWest Markets Securities, Inc.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
CIB	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EUR	Euro	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
GBP	British Pound	NOK	Norwegian Krone	USD (or $)	United States Dollar
HKD	Hong Kong Dollar	NZD	New Zealand Dollar	ZAR	South African Rand
HUF	Hungarian Forint

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	SIBCSORA	Singapore Overnight Rate Average	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFRINDX	Secured Overnight Financing Rate Index	TSFR3M	Term SOFR 3-Month
MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TELBOR	Tel Aviv Inter-Bank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	THOR	Thai Overnight Baht Repurchase Rate
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	OIS	Overnight Index Swap

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.4% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$7	$4
4.125% due 07/09/2035 þ		5	2

Total Argentina (Cost $6)			6

AUSTRALIA 0.1%
SOVEREIGN ISSUES 0.1%
Australia Government International Bond 1.000% due 12/21/2030	AUD	100	59

Total Australia (Cost $73)			59

BRAZIL 0.5%
SOVEREIGN ISSUES 0.5%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (c)	BRL	1,200	209

Total Brazil (Cost $212)			209

CANADA 2.6%
CORPORATE BONDS & NOTES 0.2%
Toronto-Dominion Bank 4.814% due 07/16/2027		$100	102

SOVEREIGN ISSUES 2.4%
Canada Government Bond
2.750% due 12/01/2033	CAD	200	152
4.000% due 03/01/2029		300	233
Province of British Columbia 4.150% due 06/18/2034		100	77
Province of Ontario 3.650% due 06/02/2033		500	374
Province of Quebec 3.600% due 09/01/2033		200	149
PSP Capital, Inc. 4.500% due 09/05/2031	AUD	100	69

			1,054

Total Canada (Cost $1,111)			1,156

CAYMAN ISLANDS 2.7%
ASSET-BACKED SECURITIES 2.2%
Arbor Realty Commercial Real Estate Notes Ltd. 6.792% due 01/15/2037 •		$91	91
AREIT Trust 6.277% due 11/17/2038 •		12	12
BDS Ltd. 6.479% due 12/16/2036 •		72	72
Brightspire Capital Ltd. 6.229% due 08/19/2038 •		63	63
GPMT Ltd. 6.384% due 12/15/2036 •		70	68
LoanCore Issuer Ltd.
6.511% due 11/15/2038 •		56	56
6.892% due 01/17/2037 •		93	93
MF1 Ltd.
6.209% due 10/16/2036 •		79	79
6.229% due 07/16/2036 •		75	74
Starwood Commercial Mortgage Trust 6.329% due 04/18/2038 •		79	78
Starwood Mortgage Trust 6.692% due 11/15/2038 •		99	98

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

TCI-Symphony CLO Ltd. 6.583% due 10/13/2032 •		74	74
TPG Real Estate Finance Issuer Ltd. 6.733% due 02/15/2039 •		98	98

			956

CORPORATE BONDS & NOTES 0.5%
Sands China Ltd. 5.400% due 08/08/2028		200	202

Total Cayman Islands (Cost $1,160)			1,158

CHINA 0.9%
SOVEREIGN ISSUES 0.9%
China Government International Bond
3.190% due 04/15/2053	CNY	1,000	166
3.530% due 10/18/2051		630	111
3.720% due 04/12/2051		600	109

Total China (Cost $364)			386

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
1.000% due 10/01/2050	DKK	2	0
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		93	12
Nykredit Realkredit AS
1.500% due 10/01/2052		99	12
Realkredit Danmark AS
1.500% due 10/01/2053		185	23

Total Denmark (Cost $57)			47

FRANCE 1.8%
CORPORATE BONDS & NOTES 0.3%
BNP Paribas SA 4.095% due 02/13/2034	EUR	100	116

SOVEREIGN ISSUES 1.5%
France Government International Bond
0.500% due 05/25/2072		50	20
0.750% due 05/25/2052		450	263
3.000% due 06/25/2049		200	207
3.250% due 05/25/2045		140	154

			644

Total France (Cost $879)			760

GERMANY 1.0%
CORPORATE BONDS & NOTES 1.0%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	100	107
1.750% due 11/19/2030 •		100	102
1.875% due 02/23/2028 •		100	108
Volkswagen Leasing GmbH 3.875% due 10/11/2028		100	113

Total Germany (Cost $469)			430

IRELAND 0.7%
ASSET-BACKED SECURITIES 0.5%
Man GLG Euro CLO DAC 4.171% due 12/15/2031 •	EUR	201	223

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 4.874% due 01/24/2061 •		67	74

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Total Ireland (Cost $309)			297

ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond 2.000% due 03/31/2027	ILS	200	51

Total Israel (Cost $60)			51

ITALY 1.0%
SOVEREIGN ISSUES 1.0%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$200	203
Italy Buoni Poliennali Del Tesoro 4.000% due 10/30/2031	EUR	100	118
Italy Government International Bond 6.000% due 08/04/2028	GBP	100	139

Total Italy (Cost $456)			460

JAPAN 6.4%
SOVEREIGN ISSUES 6.4%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		$200	193
Japan Government International Bond
0.100% due 01/01/2026	JPY	10,000	70
0.100% due 03/10/2028 (d)		51,592	371
0.300% due 06/20/2046		26,100	133
0.400% due 06/20/2029		30,000	208
0.500% due 09/20/2046		45,200	240
0.700% due 12/20/2048		25,750	137
0.700% due 06/20/2051		12,500	63
0.700% due 09/20/2051		4,000	20
1.500% due 09/20/2043		20,000	136
1.800% due 09/20/2053		7,800	51
1.800% due 03/20/2054		9,200	60
1.900% due 06/20/2044		60,000	432
2.200% due 06/20/2054		100,000	713

Total Japan (Cost $3,318)			2,827

MALAYSIA 0.7%
SOVEREIGN ISSUES 0.7%
Malaysia Government International Bond 3.519% due 04/20/2028	MYR	1,340	326

Total Malaysia (Cost $286)			326

PERU 0.3%
SOVEREIGN ISSUES 0.3%
Peru Government International Bond
6.150% due 08/12/2032	PEN	300	82
6.950% due 08/12/2031		200	58

Total Peru (Cost $137)			140

POLAND 0.7%
SOVEREIGN ISSUES 0.7%
Poland Government International Bond
3.625% due 01/11/2034	EUR	130	148
3.875% due 02/14/2033		148	173

Total Poland (Cost $311)			321

ROMANIA 1.2%
SOVEREIGN ISSUES 1.2%
Romania Government International Bond
2.000% due 04/14/2033	EUR	41	36
2.124% due 07/16/2031		100	93
2.750% due 04/14/2041		15	11
5.125% due 09/24/2031		100	112
5.250% due 05/30/2032		100	112
6.375% due 09/18/2033		150	180

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Total Romania (Cost $578)			544

SAUDI ARABIA 2.0%
SOVEREIGN ISSUES 2.0%
Saudi Government International Bond
4.750% due 01/16/2030		$200	205
4.875% due 07/18/2033		675	687

Total Saudi Arabia (Cost $881)			892

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond 1.000% due 09/23/2028	EUR	100	99

Total Serbia (Cost $117)			99

SINGAPORE 0.4%
SOVEREIGN ISSUES 0.4%
Singapore Government International Bond 3.250% due 06/01/2054	SGD	178	157

Total Singapore (Cost $131)			157

SOUTH AFRICA 0.8%
SOVEREIGN ISSUES 0.8%
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	1,100	61
8.875% due 02/28/2035		4,100	220
10.000% due 03/31/2033		1,100	65

Total South Africa (Cost $344)			346

SOUTH KOREA 1.8%
SOVEREIGN ISSUES 1.8%
Korea Government International Bond
1.375% due 12/10/2029	KRW	44,900	32
2.000% due 06/10/2031		54,110	39
2.125% due 06/10/2027		65,000	49
2.375% due 12/10/2027		80,000	60
2.625% due 06/10/2028		194,680	147
3.250% due 03/10/2028		64,330	50
3.250% due 06/10/2033		2,230	2
3.250% due 09/10/2042		23,830	19
3.250% due 03/10/2053		88,600	72
4.250% due 12/10/2032		340,060	283
5.500% due 03/10/2028		80,000	66

Total South Korea (Cost $847)			819

SPAIN 1.5%
CORPORATE BONDS & NOTES 0.8%
CaixaBank SA
5.375% due 11/14/2030 •	EUR	100	122
6.208% due 01/18/2029 •		$200	210

			332

SOVEREIGN ISSUES 0.7%
Spain Government International Bond
1.450% due 10/31/2071	EUR	175	101
3.450% due 07/30/2066		98	103
3.900% due 07/30/2039		100	119

			323

Total Spain (Cost $695)			655

SWITZERLAND 0.5%
CORPORATE BONDS & NOTES 0.5%
UBS Group AG
4.664% due 01/16/2026 ~	EUR	100	112
7.750% due 03/01/2029 •		100	127

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Total Switzerland (Cost $215)			239

UNITED KINGDOM 3.4%
CORPORATE BONDS & NOTES 1.5%
HSBC Holdings PLC 4.041% due 03/13/2028 •		$200	198
Lloyds Banking Group PLC 3.875% due 05/14/2032 •	EUR	100	115
NatWest Group PLC 5.076% due 01/27/2030 •		$200	204
Santander U.K. Group Holdings PLC 7.482% due 08/29/2029 •	GBP	100	144

			661

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Mansard Mortgages PLC 5.749% due 12/15/2049 •		27	36
Newgate Funding PLC 6.099% due 12/15/2050 •		67	87
Ripon Mortgages PLC 5.680% due 08/28/2056 •		117	157
RMAC Securities PLC
3.610% due 06/12/2044 •	EUR	48	52
5.269% due 06/12/2044 •	GBP	56	74

			406

SOVEREIGN ISSUES 1.0%
United Kingdom Gilt
1.250% due 07/31/2051		100	66
1.500% due 07/31/2053		100	69
1.750% due 01/22/2049		100	79
3.250% due 01/22/2044		150	169
4.375% due 07/31/2054		50	64

			447

Total United Kingdom (Cost $1,686)			1,514

UNITED STATES 65.0%
ASSET-BACKED SECURITIES 1.9%
Citigroup Mortgage Loan Trust 5.359% due 06/25/2037 •		$76	76
Countrywide Asset-Backed Certificates Trust
5.109% due 07/25/2037 •		12	11
5.189% due 06/25/2047 •		153	147
5.449% due 04/25/2037 •		27	23
5.629% due 08/25/2035 •		46	45
LCCM Trust 6.411% due 12/13/2038 •		40	40
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.599% due 02/25/2036 •		89	83
PRET LLC 4.843% due 09/25/2051 þ		63	63
Renaissance Home Equity Loan Trust 7.519% due 12/25/2032 •		15	13
Saxon Asset Securities Trust 6.719% due 12/25/2037 •		45	39
SG Mortgage Securities Trust 5.119% due 10/25/2036 •		93	87
SMB Private Education Loan Trust
1.290% due 07/15/2053		32	30
6.792% due 02/16/2055 •		61	62
Structured Asset Investment Loan Trust 6.694% due 10/25/2034 •		116	123
Terwin Mortgage Trust 5.909% due 11/25/2033 •		1	1

			843

CORPORATE BONDS & NOTES 5.7%
Bank of America Corp. 1.898% due 07/23/2031 •		150	130
Broadcom, Inc. 3.137% due 11/15/2035		50	43
Citigroup, Inc.
3.668% due 07/24/2028 •		150	147
5.449% due 06/11/2035 •		200	209
Goldman Sachs Bank USA 5.414% due 05/21/2027 •		100	102

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Goldman Sachs Group, Inc. 5.727% due 04/25/2030 •		150	158
JPMorgan Chase & Co.
5.336% due 01/23/2035 •		100	105
5.350% due 06/01/2034 •		50	52
6.087% due 10/23/2029 •		100	107
Kraft Heinz Foods Co. 3.500% due 03/15/2029	EUR	150	171
Morgan Stanley
3.790% due 03/21/2030 •		100	114
3.955% due 03/21/2035 •		100	115
4.130% due 03/19/2027 ~		100	112
5.173% due 01/16/2030 •		$100	103
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		100	94
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		100	99
Philip Morris International, Inc. 4.875% due 02/13/2029		50	51
Santander Holdings USA, Inc. 6.124% due 05/31/2027 •		100	102
T-Mobile USA, Inc. 5.150% due 04/15/2034		75	77
UnitedHealth Group, Inc. 5.000% due 04/15/2034		75	77
Wells Fargo & Co.
4.478% due 04/04/2031 •		50	50
4.808% due 07/25/2028 •		100	101
5.499% due 01/23/2035 •		100	105
5.557% due 07/25/2034 •		100	105

			2,529

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC TBD% (TSFR3M + 1.750%) due 02/01/2027 ~		92	92

MUNICIPAL BONDS & NOTES 0.1%
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		49	50

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Bear Stearns ALT-A Trust 5.080% due 11/25/2036 ~		49	25
BIG Commercial Mortgage Trust 6.438% due 02/15/2039 •		96	95
Chase Mortgage Finance Trust 5.306% due 07/25/2037 ~		2	1
Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~		81	72
6.940% due 09/25/2035 •		1	1
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ~		107	51
Countrywide Alternative Loan Trust 5.669% due 05/25/2036 •		176	73
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 11/25/2047		46	24
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.349% due 08/25/2047 •		71	60
DROP Mortgage Trust 6.361% due 10/15/2043 •		100	95
Extended Stay America Trust 6.291% due 07/15/2038 •		89	89
First Horizon Mortgage Pass-Through Trust 5.164% due 05/25/2037 ~		9	4
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		88	77
GSR Mortgage Loan Trust 5.051% due 11/25/2035 ~		8	7
HarborView Mortgage Loan Trust 5.639% due 02/19/2036 •		123	57
Impac CMB Trust 5.689% due 10/25/2034 •		8	8
IndyMac INDX Mortgage Loan Trust 5.449% due 07/25/2035 •		7	6
JP Morgan Alternative Loan Trust 5.648% due 12/25/2035 ~		26	18
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~		157	138
3.000% due 03/25/2052 ~		84	74
3.000% due 05/25/2052 ~		159	140
5.541% due 02/25/2036 ~		5	3
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.071% due 08/15/2032 •		5	5

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Merrill Lynch Mortgage Investors Trust 5.517% due 02/25/2035 ~	2	2
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	36	35
2.750% due 11/25/2059 ~	39	38
Structured Asset Securities Corp. 5.249% due 01/25/2036 •	11	9
Thornburg Mortgage Securities Trust 5.789% due 06/25/2047 •	2	2
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	29	28
2.900% due 10/25/2059 ~	102	98
5.969% due 05/25/2058 •	16	16
WaMu Mortgage Pass-Through Certificates Trust
4.572% due 09/25/2036 ~	5	4
5.118% due 03/25/2035 ~	13	13
6.006% due 03/25/2034 ~	15	15

		1,383

U.S. GOVERNMENT AGENCIES 45.3%
Fannie Mae
3.000% due 04/01/2027	49	48
3.500% due 01/01/2059	40	37
Freddie Mac
0.892% due 01/15/2038 ~(a)	12	1
5.816% due 01/15/2038 •	12	12
6.057% due 12/15/2037 •	1	1
Ginnie Mae 3.000% due 03/20/2052 - 04/20/2052	247	226
Ginnie Mae, TBA
2.500% due 11/01/2054	100	88
3.000% due 11/01/2054	400	365
Uniform Mortgage-Backed Security
2.500% due 01/01/2052	88	76
3.000% due 10/01/2049	66	59
3.500% due 10/01/2039 - 07/01/2050	38	37
4.000% due 06/01/2050	26	26
4.500% due 08/01/2052	97	95
6.000% due 02/01/2054 - 09/01/2054	3,298	3,373
6.500% due 12/01/2053	1,739	1,794
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	2,500	2,244
4.500% due 11/01/2054	2,560	2,518
6.000% due 10/01/2054 - 11/01/2054	4,100	4,191
6.500% due 11/01/2054	4,800	4,946

		20,137

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Bonds
2.375% due 11/15/2049	175	125
3.375% due 11/15/2048 (f)	160	139
4.125% due 08/15/2044 (f)	250	248
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025	183	179
0.250% due 01/15/2025	398	394
0.500% due 01/15/2028 (f)	497	482
1.125% due 01/15/2033	180	173
1.375% due 07/15/2033	33	33
2.375% due 10/15/2028 (f)	103	107
2.500% due 01/15/2029 (i)	146	153
3.375% due 04/15/2032	177	200
3.625% due 04/15/2028	583	625
3.875% due 04/15/2029	191	211
U.S. Treasury Notes
2.875% due 04/30/2025 (f)	300	298
3.500% due 02/15/2033	100	98
4.000% due 02/29/2028 (f)	100	101
4.000% due 02/15/2034 (f)	100	102
4.500% due 11/15/2033 (f)	200	211

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

			3,879

Total United States (Cost $29,015)			28,913

SHORT-TERM INSTRUMENTS 13.0%
REPURCHASE AGREEMENTS (e) 12.4%			5,500

		PRINCIPAL AMOUNT (000s)
JAPAN TREASURY BILLS 0.6%
0.161% due 04/21/2025 - 06/20/2025 (b)(c)	JPY	40,000	278

Total Short-Term Instruments (Cost $5,757)			5,778

Total Investments in Securities (Cost $49,473)			48,589

		SHARES
INVESTMENTS IN AFFILIATES 27.3%
SHORT-TERM INSTRUMENTS 27.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.3%
PIMCO Short-Term Floating NAV Portfolio III		1,243,611	12,109

Total Short-Term Instruments (Cost $12,109)			12,109

Total Investments in Affiliates (Cost $12,109)			12,109

Total Investments 136.7% (Cost $61,583)			$60,698
Financial Derivative Instruments (g)(h) 0.1%(Cost or Premiums, net $740)			72
Other Assets and Liabilities, net (36.8)%			(16,358)

Net Assets 100.0%			$44,412

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Coupon represents a weighted average yield to maturity.
(c)					Zero coupon security.
(d)					Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	4.860%	09/30/2024	10/01/2024	$5,500	U.S. Treasury Notes 3.625% due 03/31/2030		$(5,610)	$5,500	$5,501

Total Repurchase Agreements							$(5,610)	$5,500	$5,501

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				0.000%	09/25/2024	10/02/2024	$(150)		$(150)
BSN				5.030	09/19/2024	10/10/2024	(693)		(694)
JPS				5.050	09/25/2024	10/02/2024	(301)		(301)
				5.060	09/25/2024	10/02/2024	(103)		(103)

Total Reverse Repurchase Agreements									$(1,248)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (22.6)%
U.S. Government Agencies (22.6)%
Uniform Mortgage-Backed Security, TBA					2.000%	11/01/2039	$900	$(828)	$(825)
Uniform Mortgage-Backed Security, TBA					2.000	11/01/2054	5,340	(4,455)	(4,422)
Uniform Mortgage-Backed Security, TBA					2.500	11/01/2054	250	(218)	(216)
Uniform Mortgage-Backed Security, TBA					3.500	11/01/2054	200	(187)	(186)
Uniform Mortgage-Backed Security, TBA					4.000	11/01/2054	60	(58)	(58)
Uniform Mortgage-Backed Security, TBA					5.000	11/01/2054	60	(60)	(60)
Uniform Mortgage-Backed Security, TBA					5.500	11/01/2054	300	(304)	(303)
Uniform Mortgage-Backed Security, TBA					6.000	10/01/2054	3,100	(3,165)	(3,169)
Uniform Mortgage-Backed Security, TBA					6.000	11/01/2054	800	(816)	(818)

Total Short Sales (22.6)%								$(10,091)	$(10,057)

(f)					Securities with an aggregate market value of $1,230 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(315) at a weighted average interest rate of 5.216%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2024	7	$1,667	$3	$0	$(1)
3-Month SOFR Active Contract September Futures	12/2025	7	1,696	12	0	(2)
Australia Government 10-Year Bond December Futures	12/2024	5	402	(1)	0	(1)
Canada Government 5-Year Bond December Futures	12/2024	16	1,366	4	0	0
Canada Government 10-Year Bond December Futures	12/2024	6	555	2	0	0
Euro-BTP December Futures	12/2024	13	1,758	21	1	0
Euro-Bund 10-Year Bond December Futures	12/2024	6	901	8	2	0
Euro-Buxl 30-Year Bond December Futures	12/2024	2	303	2	2	0
Euro-OAT France Government 10-Year Bond December Futures	12/2024	2	282	1	1	0
Euro-Schatz December Futures	12/2024	6	716	3	1	0
U.S. Treasury 2-Year Note December Futures	12/2024	3	625	2	0	(1)

$57	$7	$(5)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2025	15	$(3,618)	$(23)	$5	$0
U.S. Treasury 5-Year Note December Futures	12/2024	51	(5,604)	3	19	0
U.S. Treasury 10-Year Note December Futures	12/2024	2	(229)	0	1	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	3	(355)	(1)	1	0
U.S. Treasury 30-Year Bond December Futures	12/2024	5	(621)	3	3	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	3	(399)	6	2	0
United Kingdom Long Gilt December Futures	12/2024	7	(921)	6	2	(1)

$(6)	$33	$(1)

Total Futures Contracts	$51	$40	$(6)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-41 10-Year Index	(1.000)%	Quarterly	12/20/2033	$100	$0	$(1)	$(1)	$0	$0
CDX.IG-43 10-Year Index	(1.000)	Quarterly	12/20/2034	2,700	(16)	0	(16)	0	0
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034	EUR	300	(1)	0	(1)	1	0

$(17)	$(1)	$(18)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$2,300	$48	$5	$53	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	11,100	251	1	252	0	(1)

$299	$6	$305	$0	$(1)

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	650	$6	$(1)	$5	$0	$(1)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027	700	(2)	(7)	(9)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029	2,975	64	0	64	0	(3)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034	2,285	26	1	27	1	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		200	3	10	13	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		35	(1)	1	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/17/2025	JPY	50,000	1	(2)	(1)	0	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/18/2026		180,000	(2)	0	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		25,470	1	(1)	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		39,000	0	0	0	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		22,000	(8)	1	(7)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		30,000	(6)	(2)	(8)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	09/15/2032		8,000	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		80,000	0	7	7	0	(1)
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		70,000	5	0	5	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		50,000	(21)	(1)	(22)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		20,000	1	2	3	0	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		25,000	(5)	1	(4)	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	1,820	(4)	(25)	(29)	0	(1)
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	12,080	(1)	(2)	(3)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		66,860	(27)	(15)	(42)	1	0
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		2,660	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$360	3	0	3	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		3,707	13	(1)	12	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		430	6	(8)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		700	0	21	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		200	1	16	17	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		3,450	10	23	33	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		200	(2)	5	3	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,800	46	1	47	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		30	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		200	0	4	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		500	0	14	14	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		100	(4)	2	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		100	0	0	0	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,255	(39)	39	0	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,050	54	(118)	(64)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	0	(2)	(2)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		675	33	(7)	26	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		25	7	0	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		460	59	(45)	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		200	(25)	1	(24)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		825	(31)	(2)	(33)	3	0
Pay(5)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	2,500	4	(1)	3	0	(3)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	200	(5)	3	(2)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		100	0	(1)	(1)	0	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	41,720	83	46	129	1	(6)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	4,700	43	6	49	4	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		3,700	49	22	71	9	0
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		100	0	(4)	(4)	0	(1)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		100	0	(5)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		400	0	(19)	(19)	0	(2)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		100	0	(3)	(3)	0	(1)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		4,550	53	26	79	22	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,025	(1)	1	0	0	(8)
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029	ILS	200	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		100	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.260	Annual	09/23/2029		200	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.400	Annual	09/25/2029		300	0	1	1	0	0
Pay(5)	3-Month ILS-TELBOR	4.180	Annual	10/01/2029		1,000	0	0	0	0	0
Pay(5)	3-Month ILS-TELBOR	4.175	Annual	10/02/2029		600	0	0	0	0	0
Pay(5)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	503,360	5	0	5	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	200	1	7	8	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	300	(6)	(4)	(10)	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		50	1	(6)	(5)	0	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		1,050	(1)	13	12	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		1,250	19	(2)	17	0	(2)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	(2)	(2)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	1,020	9	12	21	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		100	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		100	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		100	0	7	7	0	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		480	(8)	(6)	(14)	0	(2)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(9)	(9)	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033	100	0	(8)	(8)	0	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037	280	3	(9)	(6)	2	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	2,000	0	(4)	(4)	0	0
Pay(5)	CAONREPO	3.500	Annual	12/18/2025	CAD	200	0	1	1	0	0
Pay(5)	CAONREPO	3.898	Annual	06/19/2026	300	0	3	3	0	0
Pay(5)	CAONREPO	3.925	Annual	06/19/2026	600	0	6	6	0	0
Pay(5)	CAONREPO	3.500	Semi-Annual	12/18/2026	1,025	11	2	13	1	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028	100	1	(2)	(1)	0	0
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029	350	(12)	9	(3)	1	0
Pay(5)	CAONREPO	3.250	Semi-Annual	12/18/2029	400	9	0	9	1	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	100	(2)	(2)	(4)	0	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033	100	0	(3)	(3)	0	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033	200	2	(10)	(8)	0	(1)
Receive	CAONREPO	3.250	Semi-Annual	12/20/2033	200	2	(7)	(5)	0	(1)
Pay(5)	CAONREPO	3.250	Semi-Annual	12/18/2034	200	5	0	5	1	0
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046	150	(30)	5	(25)	0	0
Pay(5)	CAONREPO	3.250	Semi-Annual	12/18/2054	125	5	0	5	1	0

$399	$(60)	$339	$67	$(58)

Total Swap Agreements	$681	$(55)	$626	$68	$(59)

Cash of $1,507 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $2 closed swap agreements is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2024	$164	CNH	1,173	$4	$0
BOA	10/2024	AUD	110	$74	0	(2)
10/2024	EUR	6	RON	30	0	0
10/2024	KRW	45,529	$34	0	(1)
10/2024	PEN	107	29	0	0
10/2024	$48	CNH	346	2	0
10/2024	25	EUR	22	0	0
10/2024	193	PLN	739	0	(1)
10/2024	3	RON	12	0	0
10/2024	24	ZAR	421	1	0
10/2024	ZAR	456	$26	0	(1)
11/2024	CNH	950	136	0	0
11/2024	EUR	20	RON	98	0	0
11/2024	PEN	108	$29	0	0
11/2024	TWD	3,617	116	1	0
BPS	10/2024	CAD	273	202	0	0
10/2024	CNH	1,671	236	0	(3)
10/2024	DKK	47	7	0	0
10/2024	INR	2,937	35	0	0
10/2024	JPY	47,165	303	0	(26)
10/2024	KRW	138,416	103	0	(2)
10/2024	PLN	88	23	0	0
10/2024	$1,052	CNH	7,531	25	0
10/2024	16	CNY	115	0	0
10/2024	3,233	EUR	2,897	1	(9)
10/2024	31	HUF	11,067	0	0
10/2024	50	IDR	769,319	1	0
10/2024	24	KRW	31,647	0	0
10/2024	114	NZD	183	2	0
10/2024	97	PLN	372	0	0
10/2024	105	SEK	1,072	1	0
10/2024	ZAR	97	$6	0	0
11/2024	CNH	658	93	0	(1)
11/2024	EUR	8	RON	38	0	0
11/2024	TWD	961	$30	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

	11/2024		$326	CAD	440	0	0
	11/2024		950	CNH	6,823	28	0
	11/2024		7	DKK	47	0	0
	11/2024		470	JPY	66,719	0	(4)
	11/2024		23	PLN	88	0	0
	11/2024		59	SGD	76	0	0
	12/2024		33	MXN	662	0	0
	04/2025	BRL	500		$90	0	0
BRC	10/2024	ILS	10		3	0	0
	10/2024	JPY	30,000		193	0	(16)
	10/2024	NZD	54		34	0	0
	10/2024	PLN	180		47	0	0
	10/2024	SEK	1,582		156	1	0
	10/2024		$66	CNH	471	2	0
	10/2024		59	CZK	1,333	0	0
	10/2024		805	GBP	611	11	0
	10/2024		374	JPY	54,397	7	(2)
	10/2024		151	MYR	622	0	0
	10/2024		36	PLN	140	0	0
	10/2024		26	RON	119	1	0
	10/2024		20	TRY	725	1	0
	11/2024	EUR	11	RON	54	0	0
	11/2024		$1,375	CNH	9,609	3	(3)
	11/2024		122	JPY	17,319	0	(1)
	11/2024		34	NZD	55	0	0
	11/2024		156	SEK	1,579	0	(1)
	11/2024		57	TRY	2,135	2	0
	12/2024		37		1,374	1	0
	04/2025	JPY	9,000		$61	0	(3)
	05/2025		10,000		68	0	(3)
CBK	10/2024	CAD	7		5	0	0
	10/2024	CNH	6,029		850	0	(11)
	10/2024	DKK	9		1	0	0
	10/2024	KRW	89,153		67	0	(1)
	10/2024		$67	AUD	99	2	0
	10/2024		25	CNH	182	1	0
	10/2024		150	CNY	1,058	1	0
	10/2024		19	EUR	17	0	0
	10/2024		571	GBP	426	0	(1)
	10/2024		241	IDR	3,730,922	5	0
	10/2024		170	INR	14,301	1	0
	10/2024		65	RON	291	0	0
	10/2024		130	THB	4,329	4	0
	10/2024		74	ZAR	1,345	4	0
	10/2024	ZAR	184		$11	0	0
	11/2024	BRL	77		14	0	0
	11/2024	CNH	1,250		174	0	(5)
	11/2024	TWD	3,930		123	0	(1)
	11/2024		$3,368	CNH	23,671	25	(3)
	11/2024		35	CNY	243	0	0
	11/2024		1	DKK	9	0	0
	11/2024		3,937	EUR	3,514	0	(20)
	11/2024		77	NZD	121	0	0
	12/2024	MXN	256		$13	0	0
	12/2024		$46	COP	195,157	0	0
	12/2024		2	PEN	8	0	0
DUB	10/2024	KRW	84,327		$63	0	(1)
	10/2024	PLN	108		28	0	0
	10/2024		$32	DKK	215	0	0
	10/2024		110	IDR	1,662,760	0	(1)
	10/2024		66	JPY	10,003	3	0
	10/2024		75	PLN	288	0	0
	11/2024	JPY	50,000		$338	0	(11)
	11/2024		$28	PLN	109	0	0
	12/2024		69	MXN	1,373	0	(1)
	02/2025		89		1,799	1	0
	04/2025	JPY	11,000		$75	0	(3)
FAR	10/2024	AUD	739		508	0	(3)
	10/2024	EUR	6,444		7,206	33	0
	10/2024	JPY	394,324		2,737	0	(6)
	10/2024	NZD	129		81	0	(1)
	10/2024		$1,705	JPY	244,802	0	(1)
	11/2024		508	AUD	739	3	0
	11/2024		7,216	EUR	6,444	0	(33)
	11/2024		2,737	JPY	392,506	6	0
	11/2024		81	NZD	129	1	0
	12/2024		24	PEN	93	1	0
GLM	10/2024	CAD	104		$77	0	0
	10/2024	INR	587		7	0	0
	10/2024	JPY	4,306		30	0	0
	10/2024		$1	IDR	15,348	0	0
	10/2024		13	INR	1,096	0	0
	10/2024		135	JPY	20,000	5	(1)
	10/2024		2	KRW	2,641	0	0
	10/2024		76	PLN	301	2	0
	10/2024		91	RON	405	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

	11/2024	MXN	199		$10	0	0
	12/2024		123		6	0	0
	12/2024		$15	COP	63,616	0	0
	02/2025		40	MXN	815	1	0
	04/2025	BRL	700		$127	1	0
	06/2025	JPY	10,000		67	0	(5)
	01/2026		10,000		74	1	0
IND	10/2024	KRW	46,754		35	0	(1)
JPM	10/2024	CNH	1,609		227	0	(3)
	10/2024	DKK	98		15	0	0
	10/2024	ILS	76		21	0	0
	10/2024	JPY	40,000		288	22	(12)
	10/2024	KRW	47,209		35	0	(1)
	10/2024	NOK	347		33	0	0
	10/2024	PLN	171		45	0	0
	10/2024		$465	CNH	3,326	11	0
	10/2024		19	CNY	134	0	0
	10/2024		16	DKK	106	0	0
	10/2024		7	IDR	105,830	0	0
	10/2024		421	JPY	60,000	0	(3)
	10/2024		2	KRW	2,650	0	0
	10/2024		63	NZD	99	0	0
	10/2024		87	PLN	339	1	0
	10/2024		58	TRY	2,012	0	0
	10/2024		21	ZAR	370	1	0
	10/2024	ZAR	1,188		$68	0	(1)
	11/2024	TRY	74		2	0	0
	11/2024	TWD	2,648		83	0	(1)
	11/2024		$215	AUD	311	0	0
	11/2024		227	CNH	1,605	3	0
	11/2024		18	CNY	128	0	0
	11/2024		67	DKK	443	0	0
	11/2024		33	NOK	347	0	0
	11/2024		28	TRY	1,024	1	0
	11/2024		11	TWD	359	0	0
	12/2024		26	CLP	24,197	1	0
	12/2024		40	MXN	802	0	0
	12/2024		15	TRY	569	0	0
	02/2025	TRY	112		$3	0	0
	05/2025		269		6	0	0
	05/2025		$28	TRY	1,226	1	0
MBC	10/2024	CAD	789		$584	0	0
	10/2024	GBP	610		817	0	0
	10/2024	JPY	28,900		217	16	(1)
	10/2024	KRW	168,442		126	0	(2)
	10/2024	MYR	703		162	0	(9)
	10/2024	PLN	98		26	0	0
	10/2024		$268	AUD	392	3	0
	10/2024		572	CAD	771	0	(2)
	10/2024		109	CNY	769	1	0
	10/2024		174	EUR	157	1	0
	10/2024		2,591	JPY	371,861	4	(7)
	10/2024		3	KRW	3,978	0	0
	10/2024		29	NOK	304	0	0
	10/2024		50	SEK	510	1	0
	10/2024		121	SGD	155	0	0
	10/2024		157	TRY	5,366	0	0
	10/2024		68	ZAR	1,168	0	(1)
	11/2024	SGD	155		$121	0	0
	11/2024	TWD	806		25	0	0
	11/2024		$364	AUD	526	0	(1)
	11/2024		584	CAD	788	0	0
	11/2024		3,014	EUR	2,690	0	(16)
	11/2024		1,648	GBP	1,232	0	(2)
	11/2024		2,127	JPY	301,800	0	(18)
	11/2024		71	PLN	273	0	0
	12/2024	MXN	54		$3	0	0
MYI	10/2024	DKK	92		14	0	0
	10/2024	JPY	10,000		82	12	0
	10/2024	KRW	65,248		49	0	(1)
	10/2024	SGD	155		119	0	(2)
	10/2024		$61	CZK	1,409	2	0
	10/2024		11	DKK	77	0	0
	10/2024		6,725	EUR	6,034	0	(8)
	10/2024		8	IDR	126,125	0	0
	10/2024		1	KRW	1,315	0	0
	10/2024		5	NOK	56	0	0
	11/2024	CNH	131		$18	0	(1)
	11/2024	TWD	520		17	0	0
	11/2024		$14	DKK	92	0	0
	11/2024		30	NOK	315	0	0
	11/2024		51	SEK	516	0	0
	12/2024		27	CLP	24,257	0	0
NGF	10/2024		20	IDR	305,373	0	0
RBC	10/2024		338	CAD	455	0	(1)
	10/2024		188	IDR	2,840,272	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

10/2024	189	INR	15,830	0	0
10/2024	197	KRW	257,320	0	(2)
11/2024	423	JPY	60,266	0	(2)
12/2024	MXN	143	$7	0	0
12/2024	$26	COP	109,230	0	0
RYL	10/2024	71	JPY	10,000	0	(1)
10/2024	51	SEK	515	0	0
11/2024	88	885	0	(1)
SCX	10/2024	CNH	167	$23	0	(1)
10/2024	PEN	303	80	0	(2)
10/2024	$254	CAD	342	0	(1)
10/2024	10	DKK	64	0	0
10/2024	70	INR	5,873	0	0
11/2024	TWD	151	$5	0	0
11/2024	$401	CNH	2,908	15	0
11/2024	398	JPY	56,736	0	(2)
11/2024	63	NZD	99	0	0
SOG	10/2024	EUR	20	RON	100	0	0
11/2024	45	223	0	0
SSB	10/2024	$116	KRW	152,992	0	0
11/2024	571	GBP	426	0	(1)
11/2024	353	JPY	50,000	0	(4)
TOR	10/2024	JPY	10,000	$66	0	(4)
10/2024	$454	AUD	669	9	0
11/2024	CNH	28	$4	0	0
11/2024	$18	CNH	129	0	0
11/2024	32	DKK	215	0	0
UAG	10/2024	CHF	17	$20	0	0
10/2024	$20	CHF	17	0	0
10/2024	33	PLN	128	0	0
10/2024	124	THB	4,011	1	0
10/2024	62	ZAR	1,139	4	0
11/2024	CHF	17	$20	0	0
12/2024	$0	MXN	3	0	0

Total Forward Foreign Currency Contracts	$306	$(305)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.250	03/14/2025	30	$3	$0
Call - OTC USD versus CNH	7.275	03/14/2025	30	3	1

$6	$1

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.930%	06/23/2025	100	$4	$2
BRC	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	100	4	2
DUB	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.065	06/24/2025	100	3	1
FAR	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.875	02/03/2025	200	1	0
JPM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.250	01/15/2025	1,000	1	0
Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.308	05/14/2025	1,400	1	1

$14	$6

Total Purchased Options	$20	$7

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.250%	06/23/2025	400	$(4)	$(1)
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	100	0	0
BRC	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.350	09/25/2025	400	(4)	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

DUB	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.400	06/24/2025	400	(3)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	200	(1)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	100	0	0
JPM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Receive	0.820	12/16/2024	300	(2)	0

Total Written Options	$(15)	$(6)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.316%	$80	$(3)	$0	$0	$(3)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.106%	$50	$(1)	$2	$1	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.106	50	(2)	2	0	0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.199	200	(1)	0	0	(1)

$(4)	$4	$1	$(1)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$164	JPY	24,300	$(1)	$0	$0	$(1)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	194	28,500	(1)	1	0	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	741	108,500	7	1	8	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	195	28,500	0	0	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	122	17,100	6	0	6	0
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	163	24,000	0	0	0	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	382	53,200	21	0	21	0
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	320	44,600	19	1	20	0

$51	$3	$55	$(1)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/18/2029	MYR	3,180	$(3)	$1	$0	$(2)
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034	120	0	0	0	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2029	600	0	0	0	0
GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029	810	1	(2)	0	(1)
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2029	10	0	0	0	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	410	3	(4)	0	(1)

$1	$(5)	$0	$(4)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024	$420	$5	$(28)	$0	$(23)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	03/20/2025	280	4	(3)	1	0

$9	$(31)	$1	$(23)

Total Swap Agreements	$54	$(29)	$57	$(32)

(i)

Securities with an aggregate market value of $26 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$6	$0	$6
Australia
Sovereign Issues	0	59	0	59
Brazil
Sovereign Issues	0	209	0	209
Canada
Corporate Bonds & Notes	0	102	0	102
Sovereign Issues	0	1,054	0	1,054
Cayman Islands
Asset-Backed Securities	0	956	0	956
Corporate Bonds & Notes	0	202	0	202
China
Sovereign Issues	0	386	0	386
Denmark
Corporate Bonds & Notes	0	47	0	47
France
Corporate Bonds & Notes	0	116	0	116
Sovereign Issues	0	644	0	644
Germany
Corporate Bonds & Notes	0	430	0	430
Ireland
Asset-Backed Securities	0	223	0	223
Non-Agency Mortgage-Backed Securities	0	74	0	74
Israel
Sovereign Issues	0	51	0	51
Italy
Sovereign Issues	0	460	0	460
Japan
Sovereign Issues	0	2,827	0	2,827
Malaysia
Sovereign Issues	0	326	0	326
Peru
Sovereign Issues	0	140	0	140
Poland
Sovereign Issues	0	321	0	321
Romania
Sovereign Issues	0	544	0	544
Saudi Arabia
Sovereign Issues	0	892	0	892
Serbia
Sovereign Issues	0	99	0	99
Singapore
Sovereign Issues	0	157	0	157
South Africa
Sovereign Issues	0	346	0	346
South Korea
Sovereign Issues	0	819	0	819
Spain
Corporate Bonds & Notes	0	332	0	332
Sovereign Issues	0	323	0	323
Switzerland
Corporate Bonds & Notes	0	239	0	239
United Kingdom
Corporate Bonds & Notes	0	661	0	661
Non-Agency Mortgage-Backed Securities	0	406	0	406
Sovereign Issues	0	447	0	447
United States
Asset-Backed Securities	0	843	0	843
Corporate Bonds & Notes	0	2,529	0	2,529
Loan Participations and Assignments	0	92	0	92
Municipal Bonds & Notes	0	50	0	50
Non-Agency Mortgage-Backed Securities	0	1,383	0	1,383
U.S. Government Agencies	0	20,137	0	20,137
U.S. Treasury Obligations	0	3,879	0	3,879

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2024 (Unaudited)

Short-Term Instruments
Repurchase Agreements	0	5,500	0	5,500
Japan Treasury Bills	0	278	0	278

	$0	$48,589	$0	$48,589
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,109	$0	$0	$12,109

Total Investments	$12,109	$48,589	$0	$60,698

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(10,057)	$0	$(10,057)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	99	0	108
Over the counter	0	370	0	370

	$9	$469	$0	$478
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(63)	0	(65)
Over the counter	0	(343)	0	(343)

	$(2)	$(406)	$0	$(408)

Total Financial Derivative Instruments	$7	$63	$0	$70

Totals	$12,116	$38,595	$0	$50,711

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$476	$23,632	$(12,000)	$1	$0	$12,109	$31	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	SIBCSORA	Singapore Overnight Rate Average	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFRINDX	Secured Overnight Financing Rate Index	TSFR3M	Term SOFR 3-Month
MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	THOR	Thai Overnight Baht Repurchase Rate
DAC	Designated Activity Company	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 172.1% ¤
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Vessel Management Services, Inc. 3.432% due 08/15/2036	$380	$346

Total Corporate Bonds & Notes (Cost $380)		346

U.S. GOVERNMENT AGENCIES 19.2%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	2,500	1,990
3.000% due 09/25/2046	2,264	1,791
3.580% due 08/01/2030	1,700	1,644
3.600% due 02/01/2040	1,196	1,146
4.250% due 05/25/2037	105	97
5.000% due 04/25/2032 - 08/25/2033	122	125
5.500% due 12/25/2035	35	37
5.707% due 07/25/2037 •	3	3
5.958% due 01/01/2033 •	2	2
6.080% due 09/01/2028	64	70
6.500% due 07/25/2031	16	17
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,700	2,029
0.000% due 12/15/2042 •	248	216
3.000% due 04/15/2053	1,244	1,045
3.500% due 01/15/2048	633	585
4.000% due 06/15/2032 - 09/15/2044	4,430	4,362
4.209% due 03/25/2036 ~	147	138
5.117% due 01/25/2036 ~	122	117
5.500% due 02/15/2034	85	89
5.647% due 10/15/2043 •	788	770
5.857% due 01/15/2033 •	2	2
6.323% due 10/25/2044 •	252	229
6.750% due 03/15/2031	100	117
7.000% due 12/01/2031	2	2
Ginnie Mae
3.500% due 01/20/2044	643	603
4.000% due 08/20/2030 •	1	1
6.000% due 08/20/2033	254	258
Ginnie Mae, TBA
4.000% due 11/01/2054	7,300	7,063
4.500% due 11/01/2054	1,700	1,678
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	600	517
0.000% due 01/15/2030 (b)	2,500	2,042
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	800	640
U.S. Small Business Administration 5.290% due 12/01/2027	16	16
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	108	97
4.000% due 08/01/2048	5	5
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	3,800	3,411
4.000% due 11/01/2054	13,500	12,977
5.000% due 11/01/2054	7,600	7,597
5.500% due 11/01/2054	18,000	18,210
6.000% due 11/01/2054	14,600	14,922
6.500% due 11/01/2054	1,100	1,134

Total U.S. Government Agencies (Cost $89,047)		87,794

U.S. TREASURY OBLIGATIONS 124.2%
U.S. Treasury Bonds
1.125% due 05/15/2040	12,820	8,474
1.125% due 08/15/2040	102,880	67,431
1.375% due 11/15/2040	21,220	14,408
1.750% due 08/15/2041	3,300	2,341
1.875% due 02/15/2051	2,650	1,661
2.000% due 11/15/2041	7,900	5,812
2.000% due 02/15/2050	36,908	24,061
2.250% due 05/15/2041	14,200	11,011
2.250% due 02/15/2052 (e)	400	273

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2024 (Unaudited)

2.375% due 02/15/2042	6,500	5,065
2.500% due 02/15/2045	450	344
2.500% due 02/15/2046	3,680	2,783
2.750% due 11/15/2042	5,600	4,594
2.875% due 05/15/2049 (g)	1,550	1,224
2.875% due 05/15/2052	400	313
3.000% due 11/15/2044	540	451
3.000% due 05/15/2045	470	391
3.000% due 11/15/2045	10,100	8,380
3.000% due 08/15/2048	10,980	8,908
3.000% due 02/15/2049	65,070	52,699
3.000% due 08/15/2052	13,900	11,175
3.125% due 11/15/2041	25,610	22,641
3.125% due 08/15/2044	440	375
3.125% due 05/15/2048	3,730	3,099
3.250% due 05/15/2042	1,000	890
3.375% due 08/15/2042	11,300	10,202
3.625% due 08/15/2043	2,400	2,223
3.625% due 05/15/2053	21,300	19,390
3.875% due 05/15/2043	15,600	15,024
4.000% due 11/15/2042	17,400	17,128
4.000% due 11/15/2052	84,340	82,093
4.375% due 05/15/2041	9,920	10,355
4.375% due 08/15/2043	11,700	12,034
4.625% due 05/15/2044	7,500	7,951
4.625% due 05/15/2054	1,500	1,627
4.750% due 02/15/2041	2,690	2,932
4.750% due 11/15/2043	28,710	30,979
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2032 (g)	3,290	2,975
0.625% due 07/15/2032	7,253	6,795
1.125% due 01/15/2033	8,215	7,930
1.750% due 01/15/2034 (e)(g)	9,414	9,523
U.S. Treasury Notes
1.500% due 11/30/2028	6,200	5,705
2.375% due 03/31/2029	7,300	6,937
2.875% due 08/15/2028	100	97
3.250% due 06/30/2029	6,300	6,210
3.625% due 03/31/2030	200	200
3.750% due 05/31/2030	200	201
3.750% due 06/30/2030 (e)	400	403
3.875% due 09/30/2029	15,900	16,105
4.000% due 02/28/2030	200	204
4.125% due 08/31/2030	200	205
4.375% due 11/30/2030	500	520
4.625% due 09/30/2028	200	208
4.625% due 09/30/2030 (e)	300	316
4.875% due 10/31/2030 (e)	300	320
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,232
0.000% due 05/15/2034 (a)	500	343
0.000% due 08/15/2034 (a)	1,270	862
0.000% due 08/15/2035 (a)	25,270	16,400
0.000% due 08/15/2036 (a)	18,000	11,164
0.000% due 11/15/2036 (a)	2,700	1,655
0.000% due 05/15/2041 (a)	10	5
0.000% due 08/15/2041 (a)	20	10
0.000% due 11/15/2041 (a)	260	124
0.000% due 05/15/2042 (a)	320	148
0.000% due 08/15/2042 (a)	80	37
0.000% due 11/15/2042 (a)	20	9

Total U.S. Treasury Obligations (Cost $648,638)		567,585

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
Ashford Hospitality Trust
6.169% due 04/15/2035 •	185	184
6.394% due 06/15/2035 •	19	19
Atrium Hotel Portfolio Trust
6.324% due 12/15/2036 •	353	344
6.344% due 06/15/2035 •	200	200
BANK 4.046% due 03/15/2061 ~	500	492
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	500	478
Bear Stearns Adjustable Rate Mortgage Trust
6.500% due 04/25/2033 ~	5	5
6.875% due 04/25/2033 ~	2	2
Beast Mortgage Trust 6.261% due 03/15/2036 •	100	86
Benchmark Mortgage Trust
4.016% due 03/15/2052	2,300	2,230
5.926% due 03/15/2029	800	841
BWAY Mortgage Trust 3.454% due 03/10/2033	700	681

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2024 (Unaudited)

Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,506
3.942% due 04/10/2033 ~	500	469
Countrywide Alternative Loan Trust 5.389% due 05/25/2035 •	18	17
Countrywide Home Loan Mortgage Pass-Through Trust 5.609% due 03/25/2035 •	24	22
Credit Suisse First Boston Mortgage Securities Corp. 6.391% due 11/25/2032 ~	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.611% due 07/15/2038 •	865	786
DBGS Mortgage Trust 5.989% due 06/15/2033 •	200	184
DBWF Mortgage Trust 3.791% due 12/10/2036	2,100	2,008
Extended Stay America Trust 6.291% due 07/15/2038 •	1,158	1,158
GS Mortgage Securities Trust 3.932% due 10/10/2035 ~	500	477
HarborView Mortgage Loan Trust
5.519% due 05/19/2035 •	12	11
Hilton USA Trust 3.719% due 11/05/2038	2,100	2,056
Impac CMB Trust 5.286% due 09/25/2034 þ	63	72
JP Morgan Chase Commercial Mortgage Securities Trust 6.594% due 12/15/2031 •	229	212
JP Morgan Mortgage Trust
5.703% due 07/25/2035 ~	16	16
5.869% due 12/25/2049 •	16	15
Morgan Stanley Capital Trust 6.380% due 12/15/2038 •	1,100	1,052
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	469
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	73	70
2.750% due 11/25/2059 ~	313	300
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036	17	13
Sequoia Mortgage Trust 5.775% due 07/20/2033 •	11	11
SFO Commercial Mortgage Trust 6.361% due 05/15/2038 •	1,000	955
Structured Adjustable Rate Mortgage Loan Trust 5.409% due 05/25/2037 •	31	28
Structured Asset Mortgage Investments Trust
5.739% due 09/19/2032 •	5	5
5.919% due 10/19/2033 •	8	7
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	600	546
VNDO Mortgage Trust 3.805% due 01/10/2035	1,900	1,839
WaMu Mortgage Pass-Through Certificates Trust
6.123% due 08/25/2046 •	53	48
6.623% due 10/25/2046 •	19	17
Washington Mutual Mortgage Pass-Through Certificates Trust
5.665% due 05/25/2033 ~	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	300	212

Total Non-Agency Mortgage-Backed Securities (Cost $21,274)		20,148

ASSET-BACKED SECURITIES 0.5%
Bear Stearns Asset-Backed Securities Trust 5.969% due 11/25/2042 •	12	11
ECMC Group Student Loan Trust 6.145% due 02/27/2068 •	118	117
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	600	591
2.330% due 06/26/2028	700	660
MASTR Asset-Backed Securities Trust 5.794% due 10/25/2034 •	340	329
Merrill Lynch Mortgage Investors Trust 5.899% due 07/25/2035 •	334	335
Ready Capital Mortgage Financing LLC 6.913% due 01/25/2037 •	431	432
Renaissance Home Equity Loan Trust 3.838% due 08/25/2033 •	2	2

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2024 (Unaudited)

SLM Student Loan Trust 6.221% due 10/25/2029 •	3	3

Total Asset-Backed Securities (Cost $2,539)		2,480

SHORT-TERM INSTRUMENTS 23.7%
REPURCHASE AGREEMENTS (d) 23.7%		108,100

Total Short-Term Instruments (Cost $108,100)		108,100

Total Investments in Securities (Cost $869,978)		786,453

	SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III	1,648,756	16,054

Total Short-Term Instruments (Cost $16,054)		16,054

Total Investments in Affiliates (Cost $16,054)		16,054

Total Investments 175.6% (Cost $886,032)		$802,507
Financial Derivative Instruments (f)(h) 0.1%(Cost or Premiums, net $(199))		675
Other Assets and Liabilities, net (75.7)%		(346,291)

Net Assets 100.0%		$456,891

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	4.990%	10/01/2024	10/02/2024	$108,100	U.S. Treasury Notes 4.250% due 03/15/2027	$(110,294)	$108,100	$108,100

Total Repurchase Agreements	$(110,294)	$108,100	$108,100

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	5.030%	09/24/2024	10/03/2024	$(13,165)	$(13,178)
BPG	5.120	10/02/2024	10/03/2024	(181,667)	(181,667)
MSC	5.140	10/01/2024	10/02/2024	(252,844)	(252,844)
UBS	5.020	09/23/2024	10/23/2024	(4,641)	(4,646)
5.170	09/04/2024	12/04/2024	(4,168)	(4,184)
5.280	09/04/2024	11/04/2024	(7,920)	(7,951)
5.300	09/12/2024	10/16/2024	(110,399)	(110,708)
5.330	08/28/2024	10/28/2024	(13,235)	(13,301)
5.350	08/08/2024	10/08/2024	(26,800)	(27,019)

Total Sale-Buyback Transactions	$(615,498)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	11/01/2054	$100	$(87)	$(86)

Total Short Sales 0.0%	$(87)	$(86)

(e)	Securities with an aggregate market value of $608,764 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(162,871) at a weighted average interest rate of 5.416%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(483) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	1	$1	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	1	1	0	0

Total Written Options	$(1)	$0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note December Futures				12/2024	220	$24,174	$21		$0	$(81)
U.S. Treasury 10-Year Note December Futures				12/2024	190	21,713	(45)		0	(86)
U.S. Treasury Ultra Long-Term Bond December Futures				12/2024	24	3,194	(6)		0	(19)

							$(30)		$0	$(186)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2025	22	$(5,278)	$(10)		$5	$0
3-Month SOFR Active Contract June Futures				09/2025	22	(5,323)	(12)		7	0
3-Month SOFR Active Contract March Futures				06/2025	22	(5,307)	(12)		7	0
3-Month SOFR Active Contract September Futures				12/2024	22	(5,240)	(7)		1	0
U.S. Treasury 2-Year Note December Futures				12/2024	33	(6,872)	(25)		12	0
U.S. Treasury 10-Year Ultra December Futures				12/2024	866	(102,445)	(43)		447	0
U.S. Treasury 30-Year Bond December Futures				12/2024	173	(21,484)	104		119	0

							$(5)		$598	$0

Total Futures Contracts							$(35)		$598	$(186)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.638%	Annual	05/31/2028	$1,000	$0	$(6)	$(6)	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,100	0	(14)	(14)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	9,800	0	(70)	(70)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	9,800	0	(80)	(80)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	9,800	0	(81)	(81)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	800	0	(10)	(10)	2	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	6,000	(118)	(37)	(155)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.821	Annual	10/31/2030	5,300	0	(115)	(115)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.834	Annual	10/31/2030	3,760	0	(84)	(84)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	3,700	22	(118)	(96)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	800	0	(2)	(2)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,200	0	(10)	(10)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,500	(40)	(70)	(110)	13	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	2,400	0	(12)	(12)	7	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031	5,100	(41)	16	(25)	15	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031	1,300	0	9	9	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	5,100	(53)	745	692	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	1,100	(5)	(4)	(9)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	1,200	(5)	(42)	(47)	4	0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	(10)	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	(11)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	600	(3)	(10)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	600	(3)	(14)	(17)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	500	(2)	(5)	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	400	(2)	(2)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	900	(3)	(36)	(39)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	500	(2)	(19)	(21)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	1,300	(4)	(29)	(33)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	600	(2)	(15)	(17)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	1,100	(4)	(17)	(21)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	1,300	(5)	(23)	(28)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	500	(2)	(6)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	1,100	(4)	(15)	(19)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	800	(3)	(15)	(18)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	800	(3)	(12)	(15)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	800	(3)	(12)	(15)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	400	(1)	(9)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	400	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	1,000	(4)	(2)	(6)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	700	(3)	9	6	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	600	(3)	6	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	1,400	(5)	17	12	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	300	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	500	0	(8)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	4,500	(78)	1,532	1,454	13	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	4,010	244	689	933	12	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	500	(3)	2	(1)	2	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	12/02/2053	1,000	(24)	22	(2)	4	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	12/05/2053	200	0	3	3	1	0

Total Swap Agreements						$(169)	$2,008	$1,839	$279	$0

(g)

Securities with an aggregate market value of $1,976 and cash of $5,118 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap			USD-SOFRRATE	Receive	3.050%	10/09/2024	900	$(3)	$0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	900	(3)	(2)
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	700	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	700	(2)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	700	(3)	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	700	(3)	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	700	(3)	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	700	(2)	(3)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	200	(1)	(1)
UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	700	(2)	(3)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	700	(2)	(2)

Total Written Options	$(29)	$(16)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$346	$0	$346
U.S. Government Agencies	0	87,794	0	87,794
U.S. Treasury Obligations	0	567,585	0	567,585
Non-Agency Mortgage-Backed Securities	0	20,148	0	20,148
Asset-Backed Securities	0	2,480	0	2,480
Short-Term Instruments
Repurchase Agreements	0	108,100	0	108,100

$0	$786,453	$0	$786,453
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,054	$0	$0	$16,054

Total Investments	$16,054	$786,453	$0	$802,507

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(86)	$0	$(86)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$877	$0	$877

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(186)	0	(186)
Over the counter	0	(16)	0	(16)

$0	$(202)	$0	$(202)

Total Financial Derivative Instruments	$0	$675	$0	$675

Totals	$16,054	$787,042	$0	$803,096

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$13,218	$498	$(13,806)	$(305)	$395	$0	$553	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,904	$450,151	$(436,000)	$(1)	$0	$16,054	$148	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
BPG	BNP Paribas Securities Corp.	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
SOFR	Secured Overnight Financing Rate

Other Abbreviations:
OIS	Overnight Index Swap	TBA	To-Be-Announced

Schedule of Investments PIMCO Low Duration Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.5% ¤
CORPORATE BONDS & NOTES 17.5%
BANKING & FINANCE 12.6%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$2,200	$2,240
Abu Dhabi Developmental Holding Co. PJSC 5.375% due 05/08/2029		1,800	1,877
American Honda Finance Corp.
5.000% due 05/23/2025		3,300	3,311
5.938% due 01/10/2025 •		3,100	3,103
Athene Global Funding 4.542% due 02/23/2027 ~	EUR	1,900	2,121
Banco Santander SA 3.496% due 03/24/2025		$4,600	4,572
Bank of Montreal 4.567% due 09/10/2027 •		2,100	2,116
Bank of Nova Scotia 5.450% due 06/12/2025		3,500	3,521
Banque Federative du Credit Mutuel SA 5.194% due 02/16/2028		1,400	1,437
Barclays PLC
2.852% due 05/07/2026 •		5,100	5,034
5.304% due 08/09/2026 •		4,500	4,517
BPCE SA
5.975% due 01/18/2027 •		2,100	2,132
6.612% due 10/19/2027 •		5,000	5,192
Cape Lookout Re Ltd. 14.136% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		1,500	1,530
Capital One Financial Corp.
2.636% due 03/03/2026 •		300	297
4.985% due 07/24/2026 •		4,100	4,101
Citibank NA
4.929% due 08/06/2026		1,500	1,523
5.438% due 04/30/2026		2,500	2,550
Citigroup, Inc. 5.880% (SOFRRATE + 0.694%) due 01/25/2026 ~		2,124	2,129
Cooperatieve Rabobank UA 5.620% (SOFRINDX + 0.620%) due 08/28/2026 ~		1,700	1,703
Credit Agricole SA 6.134% (SOFRRATE + 1.210%) due 09/11/2028 ~		1,600	1,608
Danske Bank AS 5.427% due 03/01/2028 •		2,400	2,461
Deutsche Bank AG
4.999% due 09/11/2030 •		2,000	2,011
6.283% (SOFRRATE + 1.219%) due 11/16/2027 ~		4,600	4,581
Ford Motor Credit Co. LLC 5.800% due 03/05/2027		1,900	1,935
General Motors Financial Co., Inc. 5.400% due 05/08/2027		3,600	3,677
Goldman Sachs Bank USA 5.787% (SOFRRATE + 0.750%) due 05/21/2027 ~		1,400	1,399
Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		200	205
5.798% due 08/10/2026 •		4,100	4,137
HSBC Holdings PLC 6.161% due 03/09/2029 •		5,300	5,581
HSBC USA, Inc. 5.625% due 03/17/2025		1,700	1,706
ING Groep NV 3.869% due 03/28/2026 •		4,500	4,479
JPMorgan Chase & Co.
5.571% due 04/22/2028 •		1,200	1,237
5.633% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	5,017
6.070% due 10/22/2027 •		3,000	3,110
Metropolitan Life Global Funding 4.050% due 08/25/2025		4,100	4,092
Mitsubishi UFJ Financial Group, Inc. 5.541% due 04/17/2026 •		3,100	3,111
Morgan Stanley
2.630% due 02/18/2026 •		8,100	8,024
6.276% (SOFRRATE + 1.020%) due 04/13/2028 ~		1,900	1,910
Morgan Stanley Bank NA 4.968% due 07/14/2028 •		500	510

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2024 (Unaudited)

NatWest Group PLC 7.472% due 11/10/2026 •		3,100	3,193
NatWest Markets PLC 3.479% due 03/22/2025		4,500	4,466
Pricoa Global Funding 4.200% due 08/28/2025		3,000	2,994
Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		2,200	2,218
6.833% due 11/21/2026 •		3,200	3,268
Standard Chartered PLC
1.822% due 11/23/2025 •		5,000	4,975
5.957% (SOFRRATE + 0.930%) due 11/23/2025 ~		5,000	5,003
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		5,300	5,179
5.464% due 01/13/2026		3,000	3,044
Swedbank AB 5.337% due 09/20/2027		4,100	4,215
Synchrony Bank 5.400% due 08/22/2025		4,300	4,310
Toyota Motor Credit Corp. 4.550% due 08/07/2026		500	506
UBS AG
3.700% due 02/21/2025		4,400	4,380
5.800% due 09/11/2025		3,600	3,651
UBS Group AG
4.488% due 05/12/2026 •		3,300	3,291
6.373% due 07/15/2026 •		4,200	4,247
6.537% due 08/12/2033 •		250	276
UBS Switzerland AG 3.390% due 12/05/2025	EUR	1,900	2,133
Wells Fargo & Co. 3.908% due 04/25/2026 •		$2,800	2,783

			179,929

INDUSTRIALS 3.4%
AbbVie, Inc. 4.800% due 03/15/2027		4,100	4,180
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		2,900	2,896
Amgen, Inc.
5.150% due 03/02/2028		283	291
5.250% due 03/02/2025		4,200	4,207
Broadcom, Inc. 5.050% due 07/12/2027		700	716
Campbell Soup Co. 5.300% due 03/20/2026		1,700	1,725
CommonSpirit Health 1.547% due 10/01/2025		4,900	4,728
Equifax, Inc. 5.100% due 12/15/2027		4,000	4,090
Hewlett Packard Enterprise Co. 4.450% due 09/25/2026		2,250	2,256
Hyundai Capital America
5.875% due 04/07/2025		4,500	4,517
6.288% due 08/04/2025 •		2,600	2,614
6.791% (SOFRRATE + 1.500%) due 01/08/2027 ~		4,000	4,044
Las Vegas Sands Corp. 5.900% due 06/01/2027		3,400	3,492
Qorvo, Inc. 1.750% due 12/15/2024		4,600	4,567
Renesas Electronics Corp. 1.543% due 11/26/2024		5,000	4,968
Stryker Corp. 4.250% due 09/11/2029		300	301

			49,592

UTILITIES 1.5%
AES Corp. 1.375% due 01/15/2026		5,100	4,896
Enel Finance International NV
4.500% due 06/15/2025		4,300	4,282
6.800% due 10/14/2025		5,000	5,122
Georgia Power Co. 5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~		2,600	2,607
Pacific Gas & Electric Co. 4.950% due 06/08/2025		4,200	4,198

			21,105

Total Corporate Bonds & Notes (Cost $249,142)			250,626

U.S. GOVERNMENT AGENCIES 38.2%
Fannie Mae
1.000% due 01/25/2043		23	20

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2024 (Unaudited)

1.250% due 11/25/2027	2,209	2,130
2.080% due 10/01/2026	900	864
3.150% due 03/01/2026	2,800	2,757
3.220% due 01/01/2028	1,000	981
3.590% due 12/01/2025	2,800	2,771
4.767% due 12/25/2042 ~	2	2
5.000% due 04/25/2033	2	2
5.523% due 12/25/2036 •	13	13
5.707% due 07/25/2037 •	46	45
5.745% due 09/25/2042 - 03/25/2044 •	181	181
5.866% due 09/25/2049 •	257	255
5.953% due 07/01/2035 •	2	2
6.131% due 12/25/2047 •	1,355	1,352
6.151% due 01/25/2051 •	1,363	1,383
6.250% due 08/25/2054 •	957	964
6.356% due 06/17/2027 •	3	3
6.362% due 06/01/2043 •	33	33
6.363% due 07/01/2042 •	15	15
6.412% due 09/01/2041 •	37	38
6.867% due 09/01/2035 •	22	23
6.895% due 11/01/2035 •	9	10
6.902% due 05/01/2038 •	534	550
Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	48,700	47,026
0.680% due 08/06/2025	18,800	18,268
0.800% due 10/28/2026 (e)	11,800	11,112
0.950% due 08/15/2044 •	786	836
3.000% due 01/01/2027	57	56
3.250% due 10/25/2033	2,836	2,809
3.456% due 04/25/2025 ~	1,500	1,486
3.590% due 01/25/2025 ~	4,875	4,850
4.000% due 12/01/2047 - 08/01/2048	2,218	2,165
5.000% due 06/01/2031	57	58
5.229% due 08/25/2031 •	25	26
5.500% due 01/25/2047	1,866	1,872
6.250% due 08/25/2054 •	2,965	2,985
6.251% due 12/15/2050 •	1,010	1,013
6.323% due 02/25/2045 •	59	56
6.500% due 07/25/2043	22	23
6.544% due 09/01/2035 •	15	15
7.456% due 07/01/2035 •	9	9
Ginnie Mae
3.000% due 02/20/2030	81	80
3.500% due 10/20/2029	944	934
5.906% due 06/20/2065 •	422	422
5.987% due 10/20/2065 •	4,029	4,027
5.995% due 02/20/2074 •	1,154	1,151
6.007% due 07/20/2063 •	285	285
6.267% due 05/20/2066 •	393	394
6.295% due 09/20/2073 •	7,036	7,108
6.317% due 04/20/2066 •	3,111	3,117
6.505% due 11/20/2072 •	10,918	11,119
6.515% due 11/20/2072 •	12,483	12,724
6.717% due 07/20/2067 - 08/20/2070 •	7,310	7,454
Uniform Mortgage-Backed Security
2.500% due 01/01/2029	62	60
3.000% due 12/01/2026 - 04/01/2052	59,646	54,038
3.500% due 09/01/2030 - 12/01/2047	30,596	28,699
4.000% due 08/01/2044 - 07/01/2054	44,295	42,589
4.500% due 10/01/2024 - 08/01/2046	233	233
5.000% due 05/01/2027 - 06/01/2054	98,704	98,690
6.000% due 02/01/2033 - 01/01/2039	260	273
6.500% due 04/01/2036	40	41
Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2054	4,400	3,799
4.500% due 10/01/2039	200	201
5.500% due 11/01/2054	10,300	10,420
6.000% due 11/01/2054	146,500	149,733

Total U.S. Government Agencies (Cost $550,477)		546,650

U.S. TREASURY OBLIGATIONS 24.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2025	40,549	39,828
0.125% due 10/15/2025	1,636	1,605
0.250% due 01/15/2025	133	131
0.375% due 07/15/2025	5,504	5,426
0.625% due 07/15/2032	9,959	9,329
1.125% due 01/15/2033	9,292	8,970
2.375% due 01/15/2025	35,708	35,473
U.S. Treasury Notes
2.875% due 05/15/2032 (g)	2,100	1,986
3.625% due 05/15/2026	151,600	151,378
3.875% due 01/15/2026	53,100	53,135
4.125% due 01/31/2025	30,000	29,950
4.875% due 04/30/2026	8,600	8,748

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $345,085)			345,959

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
Adjustable Rate Mortgage Trust 5.592% due 09/25/2035 ~		101	89
AOA Mortgage Trust 6.086% due 10/15/2038 •		3,320	3,135
Atrium Hotel Portfolio Trust 6.324% due 12/15/2036 •		3,614	3,526
Banc of America Funding Trust 5.017% due 01/20/2047 ~		69	60
Banc of America Mortgage Trust
6.629% due 07/25/2034 ~		76	74
6.643% due 08/25/2034 ~		86	86
Bear Stearns Adjustable Rate Mortgage Trust
4.813% due 01/25/2035 ~		835	812
5.125% due 01/25/2035 ~		23	20
5.262% due 07/25/2034 ~		48	44
5.688% due 01/25/2034 ~		4	3
Bear Stearns ALT-A Trust 5.289% due 02/25/2034 •		77	73
Bear Stearns Structured Products, Inc. Trust
4.213% due 12/26/2046 ~		136	109
5.515% due 01/26/2036 ~		173	128
BX Trust 5.846% due 04/15/2039 •		841	827
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.249% due 01/25/2035 •		4	4
Citigroup Mortgage Loan Trust
6.246% due 08/25/2035 ~		39	35
7.410% due 05/25/2035 •		6	6
Colony Mortgage Capital Ltd. 6.362% due 11/15/2038 •		4,491	4,434
Countrywide Alternative Loan Trust 6.000% due 10/25/2033		5	5
Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~		96	91
5.066% due 02/20/2035 ~		17	17
5.808% due 11/20/2034 ~		231	223
7.940% due 02/20/2036 •		133	122
CRSNT Commercial Mortgage Trust 6.034% due 04/15/2036 •		6,000	5,841
DBGS Mortgage Trust
5.989% due 06/15/2033 •		2,100	1,931
6.606% due 10/15/2036 •		100	98
DROP Mortgage Trust 6.361% due 10/15/2043 •		5,000	4,742
Eurosail PLC 6.049% due 06/13/2045 ~	GBP	3,026	4,045
First Horizon Alternative Mortgage Securities Trust 5.763% due 09/25/2034 ~		$55	57
First Horizon Mortgage Pass-Through Trust 6.747% due 08/25/2035 ~		44	31
Formentera Issuer PLC 5.808% due 07/28/2047 •	GBP	2,124	2,842
Ginnie Mae
6.145% due 04/20/2072 •		$2,498	2,484
6.245% due 07/20/2073 •		1,893	1,906
6.245% due 08/20/2073 •		3,117	3,140
6.245% due 07/20/2074 •		2,255	2,273
6.315% due 08/20/2073 •		1,601	1,617
6.345% due 05/20/2073 •		2,957	2,993
6.845% due 08/20/2071 •		1,756	1,794
GMAC Mortgage Corp. Loan Trust 3.658% due 11/19/2035 ~		20	18
Great Hall Mortgages PLC 5.305% due 06/18/2039 •		88	87
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		4,204	3,687
GSR Mortgage Loan Trust
5.202% due 09/25/2035 ~		65	62
7.343% due 09/25/2034 ~		19	19
HarborView Mortgage Loan Trust
5.072% due 07/19/2035 ~		150	113
5.519% due 05/19/2035 •		27	26
Impac CMB Trust 5.969% due 07/25/2033 •		2	2
InTown Mortgage Trust 7.586% due 08/15/2039 •		4,200	4,219
JP Morgan Mortgage Trust 5.750% due 01/25/2036		10	5
Merrill Lynch Mortgage Investors Trust
5.469% due 11/25/2035 •		23	22
5.629% due 09/25/2029 •		19	19

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2024 (Unaudited)

Natixis Commercial Mortgage Securities Trust 6.311% due 08/15/2038 •		4,300	4,060
NYO Commercial Mortgage Trust 6.306% due 11/15/2038 •		4,400	4,277
OBX Trust 3.000% due 01/25/2052 ~		4,148	3,640
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.529% due 12/25/2035 •		136	134
PHHMC Pass - Through Trust 5.872% due 07/18/2035 ~		52	52
Prime Mortgage Trust 5.369% due 02/25/2034 •		1	1
Residential Funding Mortgage Securities, Inc. Trust 6.092% due 09/25/2035 ~		340	233
RESIMAC Premier 5.960% due 02/03/2053 •		3,947	3,940
Ripon Mortgages PLC
5.680% due 08/28/2056 •	GBP	5,341	7,145
6.111% due 08/28/2056		7,000	9,349
SFO Commercial Mortgage Trust 6.361% due 05/15/2038 •		$2,200	2,100
Structured Adjustable Rate Mortgage Loan Trust
4.953% due 08/25/2035 ~		49	43
6.523% due 01/25/2035 •		76	69
7.251% due 02/25/2034 ~		30	29
Structured Asset Mortgage Investments Trust
5.529% due 02/25/2036 •		34	29
Waikiki Beach Hotel Trust 6.444% due 12/15/2033 •		4,500	4,462
WaMu Mortgage Pass-Through Certificates Trust
5.509% due 12/25/2045 •		23	23
5.649% due 01/25/2045 •		172	168
6.523% due 06/25/2042 •		4	3

Total Non-Agency Mortgage-Backed Securities (Cost $99,739)			97,753

ASSET-BACKED SECURITIES 12.1%
ACE Securities Corp. Home Equity Loan Trust
5.089% due 10/25/2036 •		43	17
5.869% due 12/25/2034 •		758	683
5.899% due 02/25/2036 •		2,258	2,104
Aqueduct European CLO DAC 4.328% due 07/20/2030 •	EUR	706	787
Arbor Realty Commercial Real Estate Notes Ltd. 6.561% due 11/15/2036 •		$4,029	4,033
AREIT Trust 6.591% due 01/20/2037 •		3,754	3,732
Asset-Backed Securities Corp. Home Equity Loan Trust 6.861% due 03/15/2032 •		15	15
Atlas Static Senior Loan Fund Ltd. 7.051% due 07/15/2030 •		1,968	1,974
Bank of America Auto Trust 5.830% due 05/15/2026		769	771
Barings CLO Ltd. 6.614% due 01/20/2032 •		3,533	3,535
BDS Ltd. 6.479% due 12/16/2036 •		3,594	3,589
Benefit Street Partners CLO Ltd. 6.577% due 01/17/2032 •		2,717	2,720
Capital One Multi-Asset Execution Trust 4.950% due 10/15/2027		5,500	5,536
Carlyle Euro CLO DAC 4.432% due 08/15/2032 •	EUR	4,296	4,776
CarMax Auto Owner Trust 5.650% due 05/17/2027		$2,000	2,014
Carvana Auto Receivables Trust 5.420% due 04/10/2028		3,940	3,971
Chase Auto Owner Trust
5.480% due 04/26/2027		2,761	2,771
5.660% due 05/26/2027		1,853	1,864
Chesapeake Funding LLC 5.520% due 05/15/2036		3,176	3,215
CIFC Funding Ltd. 6.495% due 10/24/2030 •		2,586	2,589
Citibank Credit Card Issuance Trust 5.842% due 08/07/2027 •		2,100	2,107
Countrywide Asset-Backed Certificates Trust 5.669% due 12/25/2033 •		310	305
CQS U.S. CLO Ltd. 7.132% due 07/20/2031 •		2,811	2,813
Credit Suisse First Boston Mortgage Securities Corp. 4.745% due 01/25/2032 •		2	2
Dryden Senior Loan Fund 6.583% due 04/15/2029 •		2,314	2,316
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		1,941	1,937

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2024 (Unaudited)

5.760% due 10/22/2029		1,627	1,642
Ford Auto Securitization Trust 6.027% due 07/15/2028	CAD	1,800	1,367
Ford Credit Auto Owner Trust 4.850% due 08/15/2035		$1,250	1,274
Fortress Credit Investments Ltd. 7.196% due 02/23/2039 •		2,336	2,315
GE-WMC Mortgage Securities Trust 5.049% due 08/25/2036 •		6	3
GM Financial Consumer Automobile Receivables Trust 5.732% due 03/16/2027 •		3,500	3,503
GPMT Ltd. 6.379% due 07/16/2035 •		1,889	1,870
Hertz Vehicle Financing LLC 3.730% due 09/25/2026		4,500	4,461
KREF Ltd. 6.415% due 02/17/2039 •		4,500	4,497
LCM Ltd. 6.382% due 07/20/2030 •		1,250	1,251
LoanCore Issuer Ltd. 6.892% due 01/17/2037 •		3,903	3,905
Lument Finance Trust, Inc. 6.381% due 06/15/2039 •		3,300	3,286
Madison Park Euro Funding DAC 4.485% due 07/15/2032 •	EUR	4,197	4,651
Massachusetts Educational Financing Authority 6.571% due 04/25/2038 •		$56	56
MF1 LLC 7.115% due 06/19/2037 •		4,264	4,270
MF1 Ltd. 6.315% due 02/19/2037 •		4,843	4,825
Morgan Stanley ABS Capital, Inc. Trust 5.219% due 05/25/2037 •		3,853	3,468
NovaStar Mortgage Funding Trust 5.289% due 05/25/2036 •		840	829
Oscar U.S. Funding LLC 2.820% due 04/10/2029		4,600	4,515
OZLM Ltd. 6.527% due 10/17/2029 •		1,358	1,359
Palmer Square European Loan Funding DAC 4.465% due 04/15/2031 •	EUR	1,896	2,112
PFP Ltd. 7.371% due 08/19/2035 •		$3,274	3,293
Ready Capital Mortgage Financing LLC
6.913% due 01/25/2037 •		3,234	3,238
7.322% due 06/25/2037 •		1,974	1,984
Residential Asset Securities Corp. Trust 5.854% due 01/25/2034 •		233	234
Sandstone Peak Ltd. 0.000% due 10/15/2034 •		2,200	2,200
SMB Private Education Loan Trust
3.940% due 02/16/2055		2,695	2,627
5.380% due 07/15/2053		974	1,001
5.670% due 11/15/2052		2,481	2,558
6.792% due 02/16/2055 •		2,695	2,707
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		12	12
Sound Point CLO Ltd.
6.524% due 10/20/2030 •		1,699	1,700
6.526% due 07/25/2030 •		918	919
Steele Creek CLO Ltd. 6.614% due 04/21/2031 •		702	702
Stonepeak ABS 2.301% due 02/28/2033		2,237	2,132
Structured Asset Investment Loan Trust 5.674% due 03/25/2034 •		162	164
Structured Asset Securities Corp. Mortgage Loan Trust 5.589% due 05/25/2036 •		2,959	2,889
Synchrony Card Funding LLC 5.740% due 10/15/2029		4,400	4,531
Toro European CLO DAC 4.352% due 02/15/2034 •	EUR	5,400	5,993
Towd Point HE Trust 0.918% due 02/25/2063 ~		$669	650
TPG Real Estate Finance Issuer Ltd.
6.397% due 03/15/2038 •		2,538	2,519
6.733% due 02/15/2039 •		4,519	4,502
Trinitas CLO Ltd. 6.625% due 01/25/2034 •		1,400	1,401
Venture CLO Ltd. 6.534% due 07/20/2030 •		3,010	3,011
Veros Auto Receivables Trust 7.120% due 11/15/2028		845	850
VMC Finance LLC 6.229% due 06/16/2036 •		288	289

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2024 (Unaudited)

Voya CLO Ltd. 6.497% due 04/17/2030 •		1,569	1,570
Wind River CLO Ltd. 6.643% due 07/15/2031 •		4,192	4,197

Total Asset-Backed Securities (Cost $174,005)			173,508

SOVEREIGN ISSUES 2.2%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (a)	BRL	121,900	21,214
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$3,100	3,257
Korea Expressway Corp. 5.000% due 05/14/2027		2,000	2,048
Korea Housing Finance Corp. 4.875% due 08/27/2027		1,300	1,330
Poland Government International Bond 4.625% due 03/18/2029		3,850	3,942

Total Sovereign Issues (Cost $31,563)			31,791

SHORT-TERM INSTRUMENTS 4.5%
REPURCHASE AGREEMENTS (c) 4.5%			64,400

Total Short-Term Instruments (Cost $64,400)			64,400

Total Investments in Securities (Cost $1,514,411)			1,510,687

		SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short Asset Portfolio		6,101,516	59,563
PIMCO Short-Term Floating NAV Portfolio III		3,229,087	31,442

Total Short-Term Instruments (Cost $90,848)			91,005

Total Investments in Affiliates (Cost $90,848)			91,005

Total Investments 111.9% (Cost $1,605,259)			$1,601,692
Financial Derivative Instruments (d)(f) (0.1)%(Cost or Premiums, net $3,066)			(1,166)
Other Assets and Liabilities, net (11.8)%			(168,678)

Net Assets 100.0%			$1,431,848

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.990%	10/01/2024	10/02/2024	$9,000	U.S. Treasury Bonds 1.875% due 02/15/2041	$(9,204)	$9,000	$9,000
SAL	4.930	09/30/2024	10/01/2024	34,600	U.S. Treasury Notes 2.750% due 04/30/2027	(35,640)	34,600	34,605
4.990	10/01/2024	10/02/2024	20,800	U.S. Treasury Notes 4.250% due 03/15/2027	(21,222)	20,800	20,800

Total Repurchase Agreements	$(66,066)	$64,400	$64,405

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.2)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2054	$63,100	$(57,273)	$(56,709)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2054	34,500	(31,934)	(32,156)

Total Short Sales (6.2)%	$(89,207)	$(88,865)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(613) at a weighted average interest rate of 5.452%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl November 2024 Futures	EUR	118.750	10/25/2024	4	$4	$(1)	$0
Call - EUREX Euro-Bobl November 2024 Futures	120.250	10/25/2024	4	4	(1)	(2)

$(2)	$(2)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	9	$9	$(5)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	9	9	(4)	(1)

$(9)	$(1)

Total Written Options	$(11)	$(3)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2024	4,574	$952,500	$1,979	$0	$(1,715)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2024 (Unaudited)

U.S. Treasury 5-Year Note December Futures	12/2024	981	107,795	251	0	(360)

$2,230	$0	$(2,075)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond December Futures	12/2024	11	$(11,071)	$(24)	$44	$(25)
U.S. Treasury 10-Year Note December Futures	12/2024	889	(101,596)	(90)	403	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	1,064	(125,868)	(52)	548	0

$(166)	$995	$(25)

Total Futures Contracts	$2,064	$995	$(2,100)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	0.249%	$4,900	$223	$(164)	$59	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	45,700	$712	$277	$989	$0	$(24)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	1,640,000	201	(291)	(90)	0	(19)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	1,000,000	5	329	334	15	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	580,000	28	678	706	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	$7,800	(61)	(111)	(172)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	10,300	(81)	(145)	(226)	0	(5)
Pay(5)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	10/15/2025	27,900	46	282	328	0	(31)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.750	Annual	11/04/2025	15,000	(5)	160	155	0	(17)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	149,300	1,019	(1,022)	(3)	170	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	07/10/2026	79,900	473	1,000	1,473	0	(75)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	31,500	(120)	(1,147)	(1,267)	0	(64)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	2,500	(5)	23	18	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	21,100	0	(265)	(265)	47	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	7,200	(17)	150	133	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	3,400	(8)	77	69	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	16,000	36	(450)	(414)	44	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	5,700	(20)	(29)	(49)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	2,000	(6)	11	5	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	2,000	(6)	61	55	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	13,000	0	(92)	(92)	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	2,600	0	(25)	(25)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	1,700	0	(21)	(21)	5	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		1,400	0	(18)	(18)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		5,900	0	(80)	(80)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		2,700	0	(37)	(37)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		5,600	0	(87)	(87)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		3,700	0	(61)	(61)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		2,100	0	(35)	(35)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,230	1,262	202	1,464	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		800	(3)	(32)	(35)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		400	(2)	(15)	(17)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		700	(3)	(23)	(26)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		1,400	(5)	(31)	(36)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		1,790	(8)	(48)	(56)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		1,500	(5)	(29)	(34)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		600	(2)	(9)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		600	(2)	(9)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		1,800	(6)	(34)	(40)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		800	(3)	(15)	(18)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		1,600	(6)	(31)	(37)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		1,800	(7)	(39)	(46)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		600	(2)	(2)	(4)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		150	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		300	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		600	(3)	6	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		500	(2)	6	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		700	(3)	8	5	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.095	Annual	02/18/2035		5,400	0	(371)	(371)	15	0
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	700	(1)	(15)	(16)	0	(2)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		300	0	(6)	(6)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	(1)	(1)	0	(1)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		1,300	(4)	(35)	(39)	0	(8)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		200	(1)	(3)	(4)	0	(1)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		800	(2)	(1)	(3)	0	(3)
Pay(5)	CAONREPO	3.500	Annual	12/18/2025	CAD	199,200	(304)	1,234	930	83	0

							$3,072	$(168)	$2,904	$578	$(325)

Total Swap Agreements							$3,295	$(332)	$2,963	$578	$(325)

(e)

Securities with an aggregate market value of $1,365 and cash of $18,801 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2024 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	10/2024	BRL	44,474	$7,877	$0	$(287)
10/2024	EUR	98	109	0	0
10/2024	NZD	1,860	1,158	0	(24)
10/2024	$8,163	BRL	44,474	1	0
10/2024	10	CNH	69	0	0
10/2024	1,047	GBP	795	16	0
11/2024	CNH	268	$37	0	(1)
BRC	10/2024	GBP	17,764	23,435	0	(314)
10/2024	$16	MYR	70	1	0
10/2024	350	NZD	554	2	0
11/2024	NZD	554	$350	0	(2)
CBK	10/2024	GBP	689	909	0	(12)
10/2024	$36	CNH	255	0	0
10/2024	ZAR	5,437	$298	0	(16)
11/2024	CNH	370	52	0	(1)
DUB	10/2024	BRL	18,715	3,435	0	0
10/2024	$3,332	BRL	18,715	103	0
FAR	10/2024	BRL	22,645	$4,156	0	0
10/2024	$4,099	BRL	22,645	58	0
10/2024	23,954	EUR	21,421	0	(109)
10/2024	821	NZD	1,306	9	0
11/2024	EUR	21,421	$23,986	109	0
11/2024	NZD	1,306	821	0	(9)
GLM	04/2025	BRL	120,100	21,527	56	(14)
IND	10/2024	$13	MYR	56	1	0
JPM	10/2024	CNH	547	$77	0	(2)
10/2024	$10	CNH	70	0	0
10/2024	47	ILS	172	0	(1)
11/2024	CNH	70	$10	0	0
04/2025	BRL	1,800	320	0	(2)
MBC	10/2024	CAD	1,355	1,002	1	0
10/2024	JPY	43,200	296	0	(5)
10/2024	$5,055	CAD	6,792	0	(33)
10/2024	22,320	GBP	16,688	0	(9)
11/2024	CAD	6,786	$5,055	33	0
11/2024	GBP	16,688	22,319	9	0
11/2024	$1,002	CAD	1,354	0	(1)
MYI	10/2024	EUR	21,323	$23,764	28	0
RBC	10/2024	$1,280	GBP	970	17	0
SCX	11/2024	CNH	116	$16	0	(1)
TOR	10/2024	CAD	6,787	5,042	24	0
10/2024	$1,005	CAD	1,350	0	(7)
UAG	10/2024	ZAR	4,603	$252	0	(14)
12/2024	MXN	1,203	62	1	0

Total Forward Foreign Currency Contracts	$469	$(864)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	24,800	$23	$46
DUB	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	10/31/2024	29,900	25	0
FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.750	08/01/2025	138,100	842	1,117
GLM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/06/2025	23,600	0	38

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2024 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/10/2025	35,500	0	58
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/11/2025	26,400	0	44
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/12/2025	40,000	0	67
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/13/2025	39,700	0	68
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	10/10/2024	55,800	34	0
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	07/08/2025	159,800	192	20

Total Purchased Options							$1,116	$1,458

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	500	$(2)	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	500	(2)	(2)
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	2,800	(21)	(20)
FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.750	08/01/2025	138,100	(318)	(388)
	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	08/01/2025	138,100	(525)	(683)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	800	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	800	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	1,100	(4)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	1,100	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	900	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	900	(3)	(3)
GLM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.243	03/06/2025	2,600	0	(30)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.255	03/10/2025	3,900	0	(48)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/11/2025	2,900	0	(35)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.245	03/12/2025	4,400	0	(53)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/13/2025	4,400	0	(54)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	500	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	700	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	1,100	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	1,100	(3)	(4)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	500	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	200	(1)	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	800	(3)	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	800	(3)	(3)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	300	(1)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	800	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	800	(2)	(3)
UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	500	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	500	(2)	(2)

Total Written Options	$(927)	$(1,361)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.087%	$800	$(38)	$36	$0	$(2)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228	200	(18)	17	0	(1)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884	2,400	(117)	123	6	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087	900	(32)	30	0	(2)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087	1,400	(50)	47	0	(3)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228	1,700	(152)	141	0	(11)

Total Swap Agreements	$(407)	$394	$6	$(19)

(g)

Securities with an aggregate market value of $659 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$179,929	$0	$179,929
Industrials	0	49,592	0	49,592
Utilities	0	21,105	0	21,105
U.S. Government Agencies	0	546,650	0	546,650
U.S. Treasury Obligations	0	345,959	0	345,959
Non-Agency Mortgage-Backed Securities	0	97,753	0	97,753
Asset-Backed Securities	0	173,508	0	173,508

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2024 (Unaudited)

Sovereign Issues	0	31,791	0	31,791
Short-Term Instruments
Repurchase Agreements	0	64,400	0	64,400

	$0	$1,510,687	$0	$1,510,687
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$91,005	$0	$0	$91,005

Total Investments	$91,005	$1,510,687	$0	$1,601,692

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(88,865)	$0	$(88,865)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	44	1,529	0	1,573
Over the counter	0	1,933	0	1,933

	$44	$3,462	$0	$3,506
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(2,401)	0	(2,428)
Over the counter	0	(2,244)	0	(2,244)

	$(27)	$(4,645)	$0	$(4,672)

Total Financial Derivative Instruments	$17	$(1,183)	$0	$(1,166)

Totals	$91,022	$1,420,639	$0	$1,511,661

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$56,786	$2,386	$0	$0	$391	$59,563	$2,412	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$40	$196,674	$(165,300)	$18	$10	$31,442	$1,169	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	MYR	Malaysian Ringgit
CAD	Canadian Dollar	ILS	Israeli Shekel	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	MUTKCALM	Tokyo Overnight Average Rate	SOFRINDX	Secured Overnight Financing Rate Index
CAONREPO	Canadian Overnight Repo Rate Average	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation

Schedule of Investments PIMCO Real Return Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 172.4% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$120	$112
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(b)(c)	EUR	600	668
UBS Group AG
4.664% due 01/16/2026 ~		100	112
6.373% due 07/15/2026 •		$300	303
7.750% due 03/01/2029 •	EUR	100	127

			1,322

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$190	188

UTILITIES 0.0%
Eversource Energy 2.900% due 10/01/2024		100	100

Total Corporate Bonds & Notes (Cost $1,676)			1,610

U.S. GOVERNMENT AGENCIES 14.8%
Fannie Mae
5.523% due 12/25/2036 •		9	9
5.613% due 08/25/2034 •		3	3
5.745% due 07/25/2037 - 05/25/2042 •		19	19
5.835% due 05/25/2036 •		4	4
6.038% due 10/01/2035 •		11	11
6.363% due 07/01/2044 - 09/01/2044 •		9	9
6.579% due 05/25/2035 ~		51	53
Freddie Mac
2.920% due 01/25/2026		100	99
5.229% due 08/25/2031 •		10	11
5.807% due 01/15/2047 •		673	664
5.816% due 07/15/2044 •		686	695
5.907% due 09/15/2042 •		1,200	1,191
6.323% due 10/25/2044 - 02/25/2045 •		914	839
6.350% due 01/01/2034 •		10	11
Ginnie Mae
5.461% due 08/20/2068 •		1,581	1,576
6.245% due 10/20/2072 •		2,193	2,206
6.522% due 04/20/2067 •		1,137	1,160
Ginnie Mae, TBA 3.500% due 10/01/2054		41,500	38,994
U.S. Small Business Administration 6.020% due 08/01/2028		55	56
Uniform Mortgage-Backed Security 4.500% due 09/01/2052 - 11/01/2052		941	925
Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2054		33,000	31,722
4.500% due 10/01/2054 - 12/01/2054		56,400	55,501
5.500% due 11/01/2054		17,500	17,704
6.000% due 11/01/2054		35,800	36,590
6.500% due 11/01/2054		20,600	21,228

Total U.S. Government Agencies (Cost $211,702)			211,280

U.S. TREASURY OBLIGATIONS 90.1%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2025 (e)(g)		44,002	43,152
0.125% due 04/15/2026		20,029	19,475
0.125% due 07/15/2026 (e)		38,289	37,330
0.125% due 10/15/2026 (e)		48,804	47,464
0.125% due 04/15/2027 (g)		9,135	8,796
0.125% due 01/15/2030 (e)		42,103	39,296
0.125% due 07/15/2030 (e)		48,947	45,533
0.125% due 01/15/2031		15,671	14,405
0.125% due 07/15/2031 (e)		29,948	27,408
0.125% due 01/15/2032		10,552	9,541
0.125% due 02/15/2051		14,557	9,205

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

0.125% due 02/15/2052	6,779	4,223
0.250% due 07/15/2029	2,431	2,307
0.250% due 02/15/2050	12,197	8,107
0.375% due 07/15/2025 (e)	41,955	41,358
0.375% due 01/15/2027 (g)(i)	8,724	8,477
0.375% due 07/15/2027	9,335	9,079
0.500% due 01/15/2028 (e)	81,836	79,255
0.625% due 01/15/2026 (e)	28,719	28,171
0.625% due 07/15/2032 (e)	88,443	82,850
0.625% due 02/15/2043	9,056	7,278
0.750% due 07/15/2028 (e)	41,588	40,675
0.750% due 02/15/2042 (e)	41,968	35,018
0.750% due 02/15/2045 (e)	37,054	29,653
0.875% due 01/15/2029	14,163	13,830
0.875% due 02/15/2047 (e)	27,760	22,317
1.000% due 02/15/2046 (e)	30,242	25,228
1.000% due 02/15/2048	6,922	5,694
1.125% due 01/15/2033 (e)(i)	25,975	25,074
1.250% due 04/15/2028	2,307	2,286
1.375% due 07/15/2033 (e)	44,532	43,920
1.375% due 02/15/2044 (e)	38,247	34,920
1.500% due 02/15/2053	22,220	20,110
1.625% due 10/15/2027 (e)	23,571	23,731
1.750% due 01/15/2028 (e)	53,323	53,770
1.750% due 01/15/2034	20,157	20,392
1.875% due 07/15/2034 (e)	33,579	34,414
2.000% due 01/15/2026 (e)	27,850	27,804
2.125% due 04/15/2029 (e)	11,897	12,231
2.125% due 02/15/2040	9,197	9,606
2.125% due 02/15/2041	9,408	9,853
2.125% due 02/15/2054	18,550	19,308
2.375% due 01/15/2027 (i)	483	492
2.375% due 10/15/2028(e)	72,087	74,886
2.500% due 01/15/2029	18,133	18,917
3.375% due 04/15/2032 (i)	2,669	3,016
3.625% due 04/15/2028 (e)	46,753	50,117
3.875% due 04/15/2029 (e)	53,740	59,328

Total U.S. Treasury Obligations (Cost $1,387,384)		1,289,300

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Adjustable Rate Mortgage Trust 4.792% due 05/25/2036 ~	55	48
AG Trust 7.112% due 07/15/2041 •	1,700	1,704
Alliance Bancorp Trust 5.449% due 07/25/2037 •	497	429
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	80	76
Banc of America Funding Trust
5.017% due 01/20/2047 ~	59	51
6.205% due 02/20/2036 ~	60	58
Banc of America Mortgage Trust
4.859% due 02/25/2036 ~	69	63
5.612% due 06/25/2035 ~	11	10
Bear Stearns Adjustable Rate Mortgage Trust
4.798% due 02/25/2036 ~	17	16
4.863% due 03/25/2035 ~	80	73
4.900% due 07/25/2036 ~	95	82
5.069% due 01/25/2035 ~	62	59
7.080% due 10/25/2035 •	97	92
Bear Stearns ALT-A Trust
4.227% due 03/25/2036 ~	175	143
5.240% due 09/25/2035 ~	506	304
Chase Mortgage Finance Trust 6.715% due 02/25/2037 ~	7	7
ChaseFlex Trust 6.000% due 02/25/2037	284	106
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.249% due 01/25/2035 •	1	1
Citigroup Mortgage Loan Trust
4.713% due 03/25/2037 ~	850	720
4.972% due 09/25/2037 ~	188	167
5.500% due 08/25/2034	22	22
6.830% due 09/25/2035 •	1	1
7.410% due 05/25/2035 •	2	2
7.860% due 03/25/2036 •	97	95
Countrywide Alternative Loan Trust
5.255% due 02/20/2047 •	189	151
5.329% due 05/25/2047 •	50	47
5.349% due 09/25/2046 •	1,079	1,028
5.529% due 12/25/2035 •	14	13
6.000% due 03/25/2037	2,606	963
6.000% due 04/25/2037	234	200
6.123% due 12/25/2035 •	29	24

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
3.991% due 05/20/2036 ~		38	35
5.289% due 10/20/2035 ~		554	526
5.500% due 08/25/2035		19	14
6.000% due 04/25/2036		227	112
6.000% due 03/25/2037		782	354
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.401% due 10/26/2036 ~		88	78
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.069% due 10/25/2036 •		4	4
Eurosail PLC 6.049% due 06/13/2045 •	GBP	601	803
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$264	106
6.774% due 06/25/2034 ~		44	43
First Horizon Mortgage Pass-Through Trust 6.747% due 08/25/2035 ~		85	60
Ginnie Mae 6.445% due 05/20/2073 •		604	615
GreenPoint Mortgage Funding Trust
5.329% due 09/25/2046 •		173	158
5.409% due 06/25/2045 •		52	46
5.509% due 11/25/2045 •		49	44
GSR Mortgage Loan Trust
5.202% due 09/25/2035 ~		47	45
5.275% due 07/25/2035 ~		31	29
5.905% due 12/25/2034 ~		65	61
6.578% due 01/25/2035 ~		22	21
HarborView Mortgage Loan Trust
5.459% due 09/19/2037 •		29	25
5.519% due 05/19/2035 •		23	22
5.639% due 02/19/2036 •		70	33
5.755% due 06/20/2035 •		33	31
IndyMac INDA Mortgage Loan Trust 5.329% due 11/25/2035 ~		21	22
IndyMac INDX Mortgage Loan Trust
4.593% due 12/25/2034 ~		34	32
5.529% due 07/25/2035 •		109	78
5.749% due 05/25/2034 •		5	4
JP Morgan Mortgage Trust
4.231% due 07/27/2037 ~		184	174
5.546% due 07/25/2035 ~		76	72
5.566% due 08/25/2035 ~		35	31
5.710% due 09/25/2035 ~		7	7
5.738% due 02/25/2035 ~		28	27
6.842% due 07/25/2035 ~		15	15
6.961% due 08/25/2035 ~		44	41
MASTR Adjustable Rate Mortgages Trust 6.435% due 11/21/2034 ~		32	31
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.911% due 11/15/2031 •		16	15
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.651% due 12/15/2030 •		16	15
Merrill Lynch Mortgage Investors Trust 5.469% due 11/25/2035 •		23	22
Morgan Stanley Mortgage Loan Trust 6.940% due 06/25/2036 ~		85	84
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		2,757	2,655
Residential Accredit Loans, Inc. Trust
5.269% due 08/25/2035 •		36	27
6.036% due 10/25/2037 ~		620	528
Residential Asset Securitization Trust
5.369% due 05/25/2035 •		411	255
6.500% due 09/25/2036		211	75
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037		113	90
Sequoia Mortgage Trust
5.475% due 07/20/2036 •		141	123
5.779% due 10/19/2026 •		6	6
Structured Adjustable Rate Mortgage Loan Trust
4.953% due 08/25/2035 ~		35	30
6.523% due 01/25/2035 •		39	36
7.251% due 02/25/2034 ~		20	19
Structured Asset Mortgage Investments Trust
5.349% due 06/25/2036 •		12	11
5.389% due 04/25/2036 •		55	49
5.579% due 07/19/2035 •		162	154
5.739% due 10/19/2034 •		14	14
Thornburg Mortgage Securities Trust 5.589% due 06/25/2044 •		1,465	1,375
Wachovia Mortgage Loan Trust LLC 1.784% due 01/25/2037 •		1,068	406
WaMu Mortgage Pass-Through Certificates Trust
4.390% due 12/25/2046 •		26	22
4.850% due 12/25/2035 ~		26	23

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

5.853% due 01/25/2047 •		183	172
5.893% due 05/25/2047 •		142	119
6.123% due 02/25/2046 •		43	39
6.171% due 07/25/2046 •		233	207
6.323% due 11/25/2042 •		4	3
6.623% due 11/25/2046 •		38	33

Total Non-Agency Mortgage-Backed Securities (Cost $19,890)			17,161

ASSET-BACKED SECURITIES 8.7%
522 Funding CLO Ltd. 6.584% due 10/20/2031 •		731	732
ACAS CLO Ltd. 6.431% due 10/18/2028 •		237	237
ACE Securities Corp. Home Equity Loan Trust 5.369% due 03/25/2037 •		330	135
Albacore Euro CLO Ltd. 4.626% due 07/15/2035 •	EUR	1,000	1,116
American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		$177	177
6.576% due 04/25/2031 •		232	233
Anchorage Capital CLO Ltd. 6.765% due 04/22/2034 •		700	702
Anchorage Capital Europe CLO DAC 4.465% due 01/15/2031 •	EUR	2,399	2,673
Apex Credit CLO Ltd. 6.522% due 10/20/2031 •		$947	948
Apidos CLO
6.441% due 07/18/2029 •		439	439
6.477% due 07/17/2030 •		342	342
Arbor Realty Commercial Real Estate Notes Ltd. 6.792% due 01/15/2037 •		4,299	4,297
Ares CLO Ltd. 6.613% due 01/15/2032 •		533	533
Ares European CLO DAC
4.295% due 04/15/2030 •	EUR	531	591
4.465% due 10/15/2031 •		223	249
Argent Mortgage Loan Trust 5.449% due 05/25/2035 •		$397	357
Argent Securities Trust 5.289% due 05/25/2036 •		110	27
Atlas Senior Loan Fund Ltd.
6.653% due 01/15/2031 •		176	176
6.698% due 01/16/2030 •		120	120
Barings CLO Ltd. 6.614% due 01/20/2032 •		1,810	1,811
Bastille Euro CLO DAC 4.835% due 01/15/2034 •	EUR	500	557
BDS Ltd. 6.765% due 03/19/2039 •		$1,514	1,517
Black Diamond CLO DAC 4.522% due 05/15/2032 •	EUR	341	380
Blackrock European CLO DAC 4.381% due 12/15/2032 •		641	711
BlueMountain Fuji EUR CLO DAC 4.405% due 01/15/2031 •		264	294
Cairn CLO DAC 4.465% due 10/15/2031 •		297	330
Capital Four U.S. CLO Ltd. 7.182% due 01/20/2037 •		$1,000	1,008
Carlyle Euro CLO DAC
4.172% due 08/15/2030 •	EUR	161	179
4.325% due 08/28/2031 •		299	333
Carlyle Global Market Strategies CLO Ltd. 6.328% due 08/14/2030 •		$312	312
Carlyle Global Market Strategies Euro CLO DAC 4.292% due 11/15/2031	EUR	1,107	1,231
Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •		$1,190	1,190
6.743% due 01/15/2030 •		220	220
Catamaran CLO Ltd. 6.644% due 04/22/2030 •		480	480
CBAM Ltd. 6.794% due 07/20/2030 •		199	200
Cedar Funding CLO Ltd. 6.647% due 07/17/2031 •		478	479
CIFC European Funding CLO DAC 4.735% due 01/15/2034 •	EUR	4,750	5,294
CIFC Funding Ltd.
6.495% due 10/24/2030 •		$1,500	1,501
6.541% due 04/18/2031 •		340	341
CIT Mortgage Loan Trust 6.469% due 10/25/2037 •		2,864	2,914
Citigroup Mortgage Loan Trust 5.049% due 01/25/2037 •		75	55

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Contego CLO DAC
4.338% due 01/23/2030 •	EUR	796	882
4.505% due 01/15/2031 •		849	946
Countrywide Asset-Backed Certificates Trust
5.159% due 11/25/2037 •		$2,141	2,020
5.469% due 03/25/2037 •		991	964
5.709% due 08/25/2047 •		100	97
CQS U.S. CLO Ltd. 7.132% due 07/20/2031 •		1,369	1,370
Credit-Based Asset Servicing & Securitization LLC
3.774% due 06/25/2035 •		382	371
5.612% due 07/25/2037 •		602	399
Credit-Based Asset Servicing & Securitization Trust 5.089% due 11/25/2036 •		47	21
Crestline Denali CLO Ltd.
6.574% due 04/20/2030 •		194	194
6.685% due 10/23/2031 •		304	305
Cumulus Static CLO DAC 5.185% due 04/25/2033 •	EUR	2,460	2,747
CVC Cordatus Loan Fund DAC 4.415% due 09/22/2034 •		1,400	1,557
CVC Cordatus Opportunity Loan Fund DAC 4.922% due 08/15/2033 •		1,783	1,994
Dryden CLO Ltd.
6.511% due 04/18/2031 •		$510	511
6.613% due 07/15/2031 •		1,509	1,513
Dryden Euro CLO DAC
4.402% due 05/15/2034 •	EUR	268	298
4.565% due 04/15/2034 •		2,194	2,432
Ellington Loan Acquisition Trust 6.069% due 05/25/2037 •		$234	229
Elmwood CLO Ltd. 6.986% due 12/11/2033 •		3,100	3,108
Fidelity Grand Harbour CLO DAC 4.681% due 03/15/2032 •	EUR	700	779
First Franklin Mortgage Loan Trust 5.674% due 11/25/2036 •		$1,756	1,711
Fremont Home Loan Trust 5.239% due 10/25/2036 •		570	513
Gallatin CLO Ltd. 6.653% due 07/15/2031 •		457	457
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		220	120
GSAMP Trust
5.039% due 12/25/2036 •		60	30
5.704% due 09/25/2035 •		25	25
5.944% due 03/25/2035 •		32	31
Harvest CLO DAC
4.415% due 10/15/2030 •	EUR	376	419
4.445% due 07/15/2031 •		1,347	1,501
Hayfin Emerald CLO 5.425% due 01/25/2037 •		2,200	2,464
Henley CLO DAC 4.675% due 04/25/2034 •		1,100	1,225
Home Equity Asset Trust 5.644% due 02/25/2036 •		$1,174	1,146
HSI Asset Securitization Corp. Trust 5.069% due 10/25/2036 •		4	1
IndyMac INDB Mortgage Loan Trust 5.109% due 07/25/2036 •		526	172
JP Morgan Mortgage Acquisition Trust 5.179% due 10/25/2036 •		13	13
KKR CLO Ltd. 6.513% due 07/15/2030 •		433	433
LCM Loan Income Fund Ltd. 6.574% due 04/20/2031 •		550	551
LCM LP 6.544% due 07/20/2030 •		58	58
LCM Ltd. 6.382% due 07/20/2030 •		250	250
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		803	754
Lehman XS Trust
4.552% due 06/25/2036 þ		374	364
5.289% due 05/25/2036 •		559	479
7.269% due 12/25/2037 •		1,498	1,428
LoanCore Issuer Ltd. 6.892% due 01/17/2037 •		1,673	1,674
Long Beach Mortgage Loan Trust 5.209% due 08/25/2036 •		908	365
Madison Park Funding Ltd. 6.459% due 10/18/2030 •		466	467
Man GLG Euro CLO DAC
4.171% due 12/15/2031 •	EUR	321	357
4.242% due 05/15/2031 •		176	196

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

MASTR Asset-Backed Securities Trust 5.719% due 10/25/2035 •		$45	43
Merrill Lynch Mortgage Investors Trust
5.129% due 09/25/2037 •		12	3
5.209% due 02/25/2037 •		241	71
MF1 LLC 7.115% due 06/19/2037 •		1,586	1,589
MF1 Ltd. 6.229% due 07/16/2036 •		374	372
MidOcean Credit CLO 6.440% due 02/20/2031 •		545	545
Morgan Stanley ABS Capital, Inc. Trust 5.189% due 10/25/2036 •		1,545	687
Morgan Stanley IXIS Real Estate Capital Trust 5.019% due 11/25/2036 •		8	3
New Century Home Equity Loan Trust
5.289% due 08/25/2036 •		988	970
5.734% due 02/25/2035 •		66	65
NovaStar Mortgage Funding Trust 5.674% due 01/25/2036 •		189	187
OAK Hill European Credit Partners DAC 4.428% due 10/20/2031	EUR	1,405	1,559
Oaktree CLO Ltd. 6.654% due 04/22/2030 •		$583	584
Octagon Investment Partners Ltd.
6.378% due 02/14/2031 •		666	667
6.508% due 04/16/2031 •		757	758
OSD CLO Ltd. 6.417% due 04/17/2031 •		1,214	1,215
OZLM Ltd.
6.482% due 10/20/2031 •		284	284
6.527% due 10/17/2029 •		242	243
6.704% due 07/20/2032 •		600	601
6.767% due 10/30/2030 •		21	21
Palmer Square European Loan Funding DAC
4.735% due 10/15/2031 •	EUR	793	884
5.042% due 05/15/2033 •		963	1,076
Palmer Square Loan Funding Ltd.
6.344% due 07/20/2029 •		$461	461
6.363% due 10/15/2029 •		1,005	1,006
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.704% due 09/25/2035 •		291	284
6.019% due 10/25/2034 •		1,385	1,368
Providus CLO DAC 4.508% due 04/20/2034 •	EUR	1,900	2,112
Rad CLO Ltd. 6.665% due 07/24/2032 •		$4,200	4,203
Renaissance Home Equity Loan Trust 5.729% due 12/25/2032 •		42	40
Residential Asset Securities Corp. Trust
5.249% due 09/25/2036 •		771	760
5.429% due 06/25/2036 •		1,687	1,651
Rockford Tower Europe CLO DAC 5.075% due 04/24/2037 •	EUR	1,600	1,784
Romark CLO Ltd. 6.575% due 10/23/2030 •		$386	386
Saranac CLO Ltd. 6.333% due 08/13/2031 •		769	770
Saxon Asset Securities Trust 5.279% due 09/25/2037 •		350	335
Securitized Asset-Backed Receivables LLC Trust
5.089% due 12/25/2036 •		258	59
5.269% due 07/25/2036 •		179	72
5.289% due 07/25/2036 •		2,573	917
Segovia European CLO DAC 4.568% due 07/20/2032 •	EUR	594	661
SLM Student Loan Trust 6.171% due 10/25/2064 •		$1,385	1,366
Sound Point CLO Ltd.
6.524% due 10/20/2030 •		181	181
6.691% due 04/18/2031 •		317	317
6.754% due 07/20/2032 •		1,200	1,201
Soundview Home Loan Trust
5.089% due 11/25/2036 •		37	10
5.149% due 07/25/2037 •		623	567
5.169% due 06/25/2037 •		1,293	901
St Paul's CLO DAC
4.488% due 04/22/2035	EUR	800	886
4.515% due 04/25/2030 •		586	653
Structured Asset Securities Corp. Mortgage Loan Trust 6.815% due 04/25/2035 •		$39	39
TCW CLO Ltd.
6.395% due 08/16/2034 •		4,700	4,702
6.516% due 04/25/2031 •		480	480
Tikehau CLO DAC 4.585% due 10/15/2031 •	EUR	673	749

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Toro European CLO DAC 4.425% due 10/15/2030 •		486	542
TPG Real Estate Finance Issuer Ltd. 6.733% due 02/15/2039 •		$1,474	1,468
Tralee CLO Ltd. 6.866% due 04/25/2034 •		1,400	1,402
Venture CLO Ltd.
6.444% due 10/20/2028 •		41	41
6.534% due 07/20/2030 •		188	188
Vibrant CLO Ltd.
6.584% due 09/15/2030 •		87	87
6.664% due 07/20/2032 •		1,200	1,201
Voya CLO Ltd.
6.482% due 07/20/2032 •		500	500
6.497% due 04/17/2030 •		94	94
6.623% due 04/15/2031 •		275	276
Wind River CLO Ltd. 6.643% due 07/15/2031 •		1,397	1,399

Total Asset-Backed Securities (Cost $123,984)			123,908

SOVEREIGN ISSUES 7.3%
Canada Government Bond 4.250% due 12/01/2026 (a)	CAD	6,939	5,441
France Government International Bond
0.100% due 03/01/2026 (a)	EUR	15,103	16,608
0.100% due 07/25/2031 (a)		2,521	2,695
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)		3,530	3,756
1.400% due 05/26/2025 (a)		44,021	48,686
1.800% due 05/15/2036 (a)		1,323	1,479
Japan Government International Bond
0.100% due 03/10/2028 (a)	JPY	1,570,608	11,294
0.100% due 03/10/2029 (a)		2,091,672	15,121

Total Sovereign Issues (Cost $110,383)			105,080

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(b)		1,220,000	1,237

Total Preferred Securities (Cost $1,220)			1,237

SHORT-TERM INSTRUMENTS 50.1%
REPURCHASE AGREEMENTS (d) 50.1%			716,000

Total Short-Term Instruments (Cost $716,000)			716,000

Total Investments in Securities (Cost $2,572,239)			2,465,576

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		8,796	86

Total Short-Term Instruments (Cost $86)			86

Total Investments in Affiliates (Cost $86)			86

Total Investments 172.4% (Cost $2,572,325)			$2,465,662
Financial Derivative Instruments (f)(h) (0.0)%(Cost or Premiums, net $1,515)			(769)
Other Assets and Liabilities, net (72.3)%			(1,032,616)

Net Assets 100.0%			$1,432,277

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.950%	10/01/2024	10/02/2024	$715,900	U.S. Treasury Notes 3.500% - 4.875% due 09/15/2025 - 11/30/2025	$(730,728)	$715,900	$715,900
DEU	4.990	10/01/2024	10/02/2024	100	U.S. Treasury Inflation Protected Securities 1.250% due 04/15/2028	(102)	100	100

Total Repurchase Agreements	$(730,830)	$716,000	$716,000

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	4.950%	09/26/2024	10/03/2024	$(29,281)	$(29,301)
5.030	09/24/2024	10/03/2024	(74,654)	(74,727)
5.040	09/24/2024	10/01/2024	(1,855)	(1,857)
5.070	10/01/2024	10/02/2024	(727,947)	(727,947)
BOS	5.020	09/30/2024	10/01/2024	(928)	(928)
5.250	09/30/2024	10/01/2024	(1,648)	(1,648)
BPG	5.020	09/23/2024	10/07/2024	(5,555)	(5,561)
GSC	5.060	09/19/2024	10/03/2024	(12,324)	(12,345)
5.100	09/26/2024	10/01/2024	(2,675)	(2,677)
MSC	5.140	10/01/2024	10/02/2024	(227,655)	(227,655)

Total Sale-Buyback Transactions	$(1,084,646)

(e)	Securities with an aggregate market value of $1,078,027 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(95,090) at a weighted average interest rate of 5.422%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(172) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Euro-Schatz November 2024 Futures	$107.300	10/25/2024	362	$362	$(57)	$(52)

Total Written Options	$(57)	$(52)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	514	$140,293	$264	$43	$0
Australia Government 10-Year Bond December Futures	12/2024	242	19,474	(134)	0	(53)
Euro-Bobl December Futures	12/2024	279	37,284	402	69	0
Euro-BTP December Futures	12/2024	123	16,631	358	23	0
Euro-Buxl 30-Year Bond December Futures	12/2024	32	4,854	47	39	0
Japan Government 10-Year Bond December Futures	12/2024	1	1,006	2	2	(4)
U.S. Treasury 10-Year Ultra December Futures	12/2024	1,251	147,989	136	0	(618)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	85	11,313	(166)	0	(66)

$909	$176	$(741)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	514	$(140,401)	$(498)	$0	$(50)
Euro-Bund 10-Year Bond December Futures	12/2024	243	(36,495)	(471)	0	(116)
Euro-OAT France Government 10-Year Bond December Futures	12/2024	311	(43,911)	(232)	0	(191)
Euro-Schatz December Futures	12/2024	925	(110,354)	(481)	0	(77)
Gold 100 oz. December Futures	12/2024	13	(3,457)	35	11	0
Short Euro-BTP Italy Government Bond December Futures	12/2024	232	(27,806)	(211)	13	0
U.S. Treasury 2-Year Note December Futures	12/2024	630	(131,193)	(350)	236	0
U.S. Treasury 5-Year Note December Futures	12/2024	1,593	(175,043)	(165)	543	0
U.S. Treasury 10-Year Note December Futures	12/2024	576	(65,826)	(57)	261	0
U.S. Treasury 30-Year Bond December Futures	12/2024	929	(115,370)	562	639	0

$(1,868)	$1,703	$(434)

Total Futures Contracts	$(959)	$1,879	$(1,175)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	57,800	$696	$(231)	$465	$0	$(53)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	29	22	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	118,480	(2)	10	8	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	1,600,000	(18)	20	2	20	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	1,061,000	21	63	84	18	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$54,750	364	(189)	175	73	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	53,300	(704)	(1,773)	(2,477)	0	(124)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	6,020	(76)	(191)	(267)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	31,600	(279)	(764)	(1,043)	0	(94)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	6,810	428	1,219	1,647	23	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	5,300	329	998	1,327	18	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	22,300	462	1,777	2,239	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	8,300	221	(493)	(272)	33	0
Pay(3)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	158,750	1,299	1,463	2,762	928	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Receive(3)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		41,474	196	(201)	(5)	0	(429)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,600	(13)	(141)	(154)	3	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		6,000	(33)	(329)	(362)	7	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		2,900	(22)	(148)	(170)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		5,700	(21)	(249)	(270)	9	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,500	(9)	(108)	(117)	4	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		5,400	334	2,353	2,687	0	(40)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		5,600	4	2,776	2,780	0	(42)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		9,900	616	4,291	4,907	0	(75)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,900	1	20	21	0	(3)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		1,200	0	4	4	0	(2)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		16,730	(121)	(3,141)	(3,262)	49	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		3,530	10	(21)	(11)	0	(7)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		8,700	(4)	(106)	(110)	0	(16)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		5,700	(16)	(45)	(61)	0	(9)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		40	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		800	1	20	21	2	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,300	(34)	72	38	4	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	5	5	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		550	0	(8)	(8)	1	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,000	0	197	197	6	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		1,800	12	261	273	4	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		800	5	136	141	3	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		900	0	132	132	2	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		1,400	13	220	233	3	0
Pay	CPURNSA	1.980	Maturity	09/19/2025		$14,000	0	(7)	(7)	0	(4)
Pay	CPURNSA	2.033	Maturity	09/23/2025		2,600	0	0	0	0	(1)
Receive	CPURNSA	2.314	Maturity	02/26/2026		2,700	0	292	292	0	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		10,200	0	1,043	1,043	0	(1)
Receive	CPURNSA	2.768	Maturity	05/13/2026		7,700	0	615	615	2	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	255	255	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		5,980	0	491	491	1	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		400	0	33	33	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		7,000	0	1,091	1,091	3	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		7,100	0	1,058	1,058	4	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	(332)	(334)	0	(4)
Receive	CPURNSA	2.573	Maturity	08/26/2028		800	0	52	52	1	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		1,900	0	109	109	2	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	(2,156)	(2,156)	0	(24)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	(901)	(901)	0	(9)
Pay	CPURNSA	1.998	Maturity	07/25/2029		20,100	0	(2,678)	(2,678)	0	(28)
Pay	CPURNSA	1.760	Maturity	11/04/2029		12,300	(11)	(1,953)	(1,964)	0	(17)
Receive	CPURNSA	2.311	Maturity	02/24/2031		21,800	0	2,405	2,405	43	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	270,300	55	105	160	0	(90)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	6,300	36	(18)	18	0	(9)
Pay	UKRPI	3.466	Maturity	09/15/2034		2,700	0	(4)	(4)	0	(5)

Total Swap Agreements							$3,731	$7,428	$11,159	$1,360	$(1,100)

(g)

Securities with an aggregate market value of $13,170 and cash of $5,238 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	Future styled option variation margin liability of $(10) is outstanding at period end.
(2)	Unsettled variation margin asset of $38 and liability of $(5) for closed futures is outstanding at period end.
(3)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		10/2024			$2,253		JPY	322,600	$0		$(8)
BPS		10/2024		EUR	1,613			$1,801	5		0
		10/2024		JPY	2,204,772			15,312	0		(28)
BRC		10/2024		GBP	293			386	0		(5)
CBK		10/2024			211			280	0		(2)
DUB		02/2025			$529		MXN	10,706	4		0
FAR		10/2024		JPY	179,246			$1,248	1		0
		10/2024			$927		AUD	1,348	5		0
		10/2024			118,329		EUR	105,818	0		(537)
		10/2024			26,640		JPY	3,837,747	62		0
		11/2024		AUD	1,348			$927	0		(6)
		11/2024		EUR	105,818			118,491	538		0
		11/2024		JPY	3,820,058			26,640	0		(62)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

JPM	10/2024	GBP	135	177	0	(3)
MBC	10/2024	JPY	1,828,469	12,671	0	(51)
10/2024	$5,458	CAD	7,333	0	(36)
10/2024	855	GBP	639	0	0
11/2024	CAD	7,327	$5,458	36	0
11/2024	GBP	639	855	0	0
MYI	10/2024	EUR	104,205	116,135	140	0
SCX	10/2024	JPY	5,716	40	0	0
TOR	10/2024	AUD	1,348	914	0	(18)
10/2024	CAD	7,328	5,445	26	0
UAG	12/2024	$1	MXN	17	0	0

Total Forward Foreign Currency Contracts	$817	$(756)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	8,600	$(391)	$(240)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150%	10/06/2025	20,000	$(232)	$(509)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.150	10/06/2025	20,000	(232)	(18)
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	16,600	(201)	(365)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	16,600	(201)	(25)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	10,400	(135)	(215)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	10,400	(135)	(13)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,500	(283)	(423)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,500	(283)	(33)
MYC	Call - OTC 2-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	10/07/2024	37,400	(66)	(13)

$(1,768)	$(1,614)

Total Written Options	$(2,159)	$(1,854)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON Securities
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	0	5.315	Maturity	10/10/2024	$260,000	$0	$79	$203	$(124)

Total Swap Agreements	$0	$79	$203	$(124)

(i)

Securities with an aggregate market value of $1,532 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,322	$0	$1,322
Industrials	0	188	0	188
Utilities	0	100	0	100
U.S. Government Agencies	0	211,280	0	211,280
U.S. Treasury Obligations	0	1,289,300	0	1,289,300
Non-Agency Mortgage-Backed Securities	0	17,161	0	17,161
Asset-Backed Securities	0	123,908	0	123,908
Sovereign Issues	0	105,080	0	105,080
Preferred Securities
Banking & Finance	0	1,237	0	1,237
Short-Term Instruments
Repurchase Agreements	0	716,000	0	716,000

	$0	$2,465,576	$0	$2,465,576
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$86	$0	$0	$86

Total Investments	$86	$2,465,576	$0	$2,465,662

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	200	3,039	0	3,239
Over the counter	0	1,020	0	1,020

	$200	$4,059	$0	$4,259
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(543)	(1,784)	0	(2,327)
Over the counter	0	(2,734)	0	(2,734)

	$(543)	$(4,518)	$0	$(5,061)

Total Financial Derivative Instruments	$(343)	$(459)	$0	$(802)

Totals	$(257)	$2,465,117	$0	$2,464,860

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$260	$431,099	$(431,270)	$(3)	$0	$86	$199	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co. LLC.
BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	GST	Goldman Sachs International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SOFR	Secured Overnight Financing Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	ESTRON	Euro Short-Term Rate	SONIO	Sterling Overnight Interbank Average Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation

Schedule of Investments PIMCO Short-Term Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.7% ¤
CORPORATE BONDS & NOTES 48.2%
BANKING & FINANCE 35.2%
ABN AMRO Bank NV
6.575% due 10/13/2026 •		$1,000	$1,018
6.666% due 09/18/2027 •		1,300	1,324
AerCap Ireland Capital DAC
1.650% due 10/29/2024		4,000	3,989
3.500% due 01/15/2025		1,100	1,095
Air Lease Corp. 5.300% due 06/25/2026		600	610
Ally Financial, Inc.
5.750% due 11/20/2025		500	502
5.800% due 05/01/2025		1,218	1,223
American Express Co.
5.645% due 04/23/2027 •		1,000	1,019
6.110% (SOFRRATE + 0.930%) due 07/26/2028 ~		3,000	3,013
American Honda Finance Corp.
5.363% (SOFRRATE + 0.450%) due 06/13/2025 ~		1,800	1,801
5.649% due 02/12/2025 •		4,000	4,003
6.097% (SOFRINDX + 0.790%) due 10/03/2025 ~		1,900	1,907
Athene Global Funding
2.500% due 01/14/2025		500	496
6.044% (SOFRINDX + 1.030%) due 08/27/2026 ~		1,200	1,202
6.079% (SOFRINDX + 1.210%) due 03/25/2027 ~		5,300	5,333
Aviation Capital Group LLC 5.500% due 12/15/2024		2,400	2,398
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		600	577
2.875% due 02/15/2025		4,600	4,552
Banco Santander SA 6.392% (SOFRRATE + 1.120%) due 07/15/2028 ~		2,000	2,003
Bank of America Corp.
3.093% due 10/01/2025 •		100	100
3.366% due 01/23/2026 •		2,800	2,785
3.384% due 04/02/2026 •		1,000	992
6.274% (TSFR3M + 1.032%) due 02/05/2026 ~		2,100	2,101
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,300	1,306
Bank of America NA 5.541% due 10/30/2026 ~	AUD	1,000	697
Bank of Queensland Ltd. 5.580% due 10/29/2025 ~		1,000	695
Banque Federative du Credit Mutuel SA
5.421% due 05/24/2027 ~		500	346
6.134% (SOFRINDX + 1.070%) due 02/16/2028 ~		$1,000	1,003
6.331% (SOFRRATE + 1.130%) due 01/23/2027 ~		1,200	1,212
6.656% (SOFRINDX + 1.400%) due 07/13/2026 ~		200	203
6.656% due 07/13/2026 ~		600	608
Barclays PLC 2.852% due 05/07/2026 •		2,600	2,566
BNP Paribas SA
2.819% due 11/19/2025 •		4,500	4,483
3.375% due 01/09/2025		2,300	2,288
BPCE SA
5.784% due 09/29/2025 ~	AUD	200	139
5.988% due 06/05/2025 ~		1,800	1,252
Canadian Imperial Bank of Commerce 6.534% (SOFRRATE + 1.220%) due 10/02/2026 ~		$1,400	1,415
Caterpillar Financial Services Corp. 5.856% due 10/16/2026 •		1,400	1,406
Citibank NA
5.833% (SOFRRATE + 0.708%) due 08/06/2026 ~		2,100	2,106
6.036% (SOFRINDX + 1.060%) due 12/04/2026 ~		1,000	1,009
Citigroup, Inc. 3.106% due 04/08/2026 •		5,900	5,843
CNO Global Funding 1.650% due 01/06/2025		200	198
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		1,000	949
5.667% (SOFRINDX + 0.710%) due 03/05/2027 ~		1,400	1,405
Credit Agricole SA
4.400% due 07/06/2027	AUD	200	136
6.586% (SOFRRATE + 1.290%) due 07/05/2026 ~		$1,200	1,215

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2024 (Unaudited)

Danske Bank AS
3.244% due 12/20/2025 •		300	298
6.466% due 01/09/2026 •		2,500	2,508
Deutsche Bank AG
2.129% due 11/24/2026 •		500	484
3.961% due 11/26/2025 •		4,700	4,688
4.162% due 05/13/2025		165	165
6.119% due 07/14/2026 •		1,700	1,714
DNB Bank ASA 5.896% due 10/09/2026 •		900	911
First Abu Dhabi Bank PJSC 5.464% due 02/18/2025 ~	AUD	1,000	691
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		$2,700	2,670
3.375% due 11/13/2025		400	392
4.063% due 11/01/2024		2,000	1,998
4.134% due 08/04/2025		700	694
4.389% due 01/08/2026		200	198
4.687% due 06/09/2025		800	797
5.125% due 06/16/2025		1,000	1,000
7.902% (SOFRRATE + 2.950%) due 03/06/2026 ~		550	564
GA Global Funding Trust
3.850% due 04/11/2025		1,700	1,690
6.623% (SOFRRATE + 1.360%) due 04/11/2025 ~		1,300	1,306
General Motors Financial Co., Inc.
6.050% due 10/10/2025		1,500	1,519
6.341% (SOFRINDX + 1.050%) due 07/15/2027 ~		4,700	4,699
6.458% (SOFRINDX + 1.350%) due 05/08/2027 ~		1,000	1,006
6.595% (SOFRINDX + 1.300%) due 04/07/2025 ~		200	201
Goldman Sachs Bank USA 5.787% (SOFRRATE + 0.750%) due 05/21/2027 ~		500	500
Goldman Sachs Group, Inc.
5.736% due 12/09/2026 •		1,200	1,201
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		2,200	2,206
HSBC Holdings PLC
1.645% due 04/18/2026 •		400	393
2.633% due 11/07/2025 •		1,400	1,396
2.999% due 03/10/2026 •		300	297
4.180% due 12/09/2025 •		3,200	3,192
6.590% (TSFR3M + 1.642%) due 09/12/2026 ~		1,300	1,312
6.675% (SOFRRATE + 1.570%) due 08/14/2027 ~		200	203
ING Groep NV
5.879% due 04/01/2027 •		1,100	1,105
6.509% due 03/28/2026 •		5,950	5,985
John Deere Capital Corp. 5.799% (SOFRRATE + 0.680%) due 07/15/2027 ~		1,100	1,105
JPMorgan Chase & Co.
2.005% due 03/13/2026 •		2,200	2,171
5.541% (SOFRRATE + 0.600%) due 12/10/2025 ~		3,000	3,003
5.943% (SOFRRATE + 0.920%) due 02/24/2026 ~		2,000	2,004
6.401% (SOFRRATE + 1.200%) due 01/23/2028 ~		700	707
LeasePlan Corp. NV 2.875% due 10/24/2024		1,150	1,148
Lloyds Banking Group PLC
2.438% due 02/05/2026 •		1,400	1,387
3.511% due 03/18/2026 •		500	497
4.450% due 05/08/2025		500	498
5.805% due 03/07/2025 ~	AUD	500	346
6.895% (SOFRINDX + 1.580%) due 01/05/2028 ~		$800	810
Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		900	903
6.004% (SOFRRATE + 0.940%) due 02/20/2026 ~		1,500	1,503
6.700% (SOFRRATE + 1.440%) due 04/17/2026 ~		1,000	1,005
Mizuho Bank Ltd.
4.919% due 02/21/2025 ~	AUD	1,400	969
5.213% due 02/23/2026 ~		1,900	1,320
5.266% due 09/14/2026 ~		1,100	764
Morgan Stanley 2.188% due 04/28/2026 •		$900	886
Morgan Stanley Bank NA
5.886% (SOFRRATE + 0.865%) due 05/26/2028 ~		1,100	1,102
6.336% (SOFRRATE + 1.080%) due 01/14/2028 ~		1,900	1,915
MUFG Bank Ltd. 5.234% due 02/17/2026 ~	AUD	2,500	1,737
National Bank of Canada 5.769% due 03/25/2027 •		$2,100	2,105
NatWest Markets PLC
5.055% due 08/12/2025	AUD	1,000	692
6.094% due 09/29/2026		$1,100	1,098
6.318% due 03/22/2025 ~		500	503
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		2,400	2,251
2.000% due 03/09/2026		1,800	1,719
6.950% due 09/15/2026		200	207
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,000	978

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2024 (Unaudited)

2.648% due 01/16/2025		3,000	2,978
Nordea Bank Abp 5.912% (SOFRRATE + 0.960%) due 06/06/2025 ~		600	602
Oversea-Chinese Banking Corp. Ltd. 5.144% due 05/18/2026 ~	AUD	600	417
Royal Bank of Canada 6.169% (SOFRINDX + 0.950%) due 01/19/2027 ~		$900	905
SBA Tower Trust 4.831% due 10/15/2029 (a)		1,100	1,095
Shinhan Bank Co. Ltd. 6.317% due 11/16/2025 ~	AUD	300	211
Societe Generale SA
2.625% due 10/16/2024		$500	499
6.267% (SOFRRATE + 1.050%) due 01/21/2026 ~		4,900	4,905
Standard Chartered PLC
1.822% due 11/23/2025 •		1,200	1,194
2.819% due 01/30/2026 •		1,200	1,190
3.200% due 04/17/2025		300	297
3.971% due 03/30/2026 •		1,100	1,093
5.957% (SOFRRATE + 0.930%) due 11/23/2025 ~		3,000	3,002
6.245% (SOFRRATE + 1.170%) due 05/14/2028 ~		500	501
6.609% (SOFRRATE + 1.740%) due 03/30/2026 ~		1,000	1,007
7.776% due 11/16/2025		500	502
Sumitomo Mitsui Banking Corp.
5.219% due 02/20/2026 ~	AUD	1,400	972
5.530% due 07/28/2026 ~		1,300	906
Sumitomo Mitsui Financial Group, Inc.
5.692% due 10/16/2024 ~		3,900	2,697
6.701% (SOFRRATE + 1.430%) due 01/13/2026 ~		$2,100	2,127
Sumitomo Mitsui Trust Bank Ltd. 6.089% (SOFRRATE + 1.120%) due 03/09/2026 ~		825	832
Svenska Handelsbanken AB 5.660% (SOFRRATE + 0.660%) due 05/28/2027 ~		1,100	1,100
Swedbank AB 5.337% due 09/20/2027		2,000	2,057
UBS AG 5.361% due 07/30/2025 ~	AUD	1,800	1,249
UBS Group AG 6.679% (SOFRRATE + 1.580%) due 05/12/2026 ~		$4,000	4,024
VICI Properties LP
3.500% due 02/15/2025		400	397
4.375% due 05/15/2025		2,000	1,991
Wells Fargo & Co.
2.164% due 02/11/2026 •		2,700	2,671
2.406% due 10/30/2025 •		6,200	6,183
3.908% due 04/25/2026 •		200	199

			207,642

INDUSTRIALS 9.7%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		1,300	1,316
Arrow Electronics, Inc. 4.000% due 04/01/2025		500	498
Ausgrid Finance Pty. Ltd.
3.750% due 10/30/2024	AUD	2,820	1,948
5.711% due 10/30/2024 ~		1,100	761
Bayer U.S. Finance LLC
3.375% due 10/08/2024		$1,200	1,200
4.250% due 12/15/2025		4,900	4,866
Berry Global, Inc. 4.875% due 07/15/2026		977	976
BMW U.S. Capital LLC 5.894% (SOFRINDX + 0.800%) due 08/13/2026 ~		1,000	1,004
Boeing Co.
2.500% due 03/01/2025		100	98
2.600% due 10/30/2025		800	778
4.875% due 05/01/2025		5,200	5,181
Energy Transfer LP
2.900% due 05/15/2025		2,800	2,766
5.750% due 04/01/2025		300	300
Harley-Davidson Financial Services, Inc.
3.350% due 06/08/2025		400	395
3.500% due 07/28/2025		1,400	1,382
HCA, Inc.
5.250% due 04/15/2025		4,700	4,706
5.375% due 02/01/2025		1,200	1,201
Hyundai Capital America
6.288% due 08/04/2025 •		5,036	5,063
6.791% (SOFRRATE + 1.500%) due 01/08/2027 ~		1,300	1,314
Illumina, Inc. 4.650% due 09/09/2026		900	906
Imperial Brands Finance PLC 3.500% due 07/26/2026		700	687
Incitec Pivot Ltd. 4.300% due 03/18/2026	AUD	1,100	753

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2024 (Unaudited)

Las Vegas Sands Corp. 5.900% due 06/01/2027		$600	616
Mercedes-Benz Finance North America LLC 5.808% (SOFRRATE + 0.630%) due 07/31/2026 ~		1,900	1,900
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		1,100	1,082
Quanta Services, Inc. 0.950% due 10/01/2024		1,000	1,000
Renesas Electronics Corp. 1.543% due 11/26/2024		700	696
Reynolds American, Inc. 4.450% due 06/12/2025		620	618
Rolls-Royce PLC 3.625% due 10/14/2025		600	592
Sabine Pass Liquefaction LLC 5.625% due 03/01/2025		325	325
SK Hynix, Inc.
5.500% due 01/16/2027		400	409
6.250% due 01/17/2026		800	817
T-Mobile USA, Inc. 3.500% due 04/15/2025		2,100	2,085
Uber Technologies, Inc.
6.250% due 01/15/2028		800	809
8.000% due 11/01/2026		1,100	1,103
Volkswagen Group of America Finance LLC
5.704% (SOFRRATE + 0.830%) due 03/20/2026 ~		3,400	3,405
5.704% due 03/20/2026 ~		200	200
6.131% (SOFRRATE + 1.060%) due 08/14/2026 ~		2,300	2,307
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		1,000	987
Williams Cos., Inc. 5.400% due 03/02/2026		200	203

			57,253

UTILITIES 3.3%
Avangrid, Inc. 3.200% due 04/15/2025		1,691	1,674
Enel Finance International NV
4.500% due 06/15/2025		800	797
6.800% due 10/14/2025		500	512
FirstEnergy Corp. 2.050% due 03/01/2025		390	385
Georgia Power Co. 5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~		1,900	1,905
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		4,800	4,806
Korea Southern Power Co. Ltd. 5.461% due 10/30/2024 ~	AUD	2,800	1,936
NextEra Energy Capital Holdings, Inc. 5.935% (SOFRINDX + 0.760%) due 01/29/2026 ~		$1,500	1,505
ONEOK, Inc. 4.250% due 09/24/2027		900	901
Pacific Gas & Electric Co. 5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~		4,100	4,102
Pinnacle West Capital Corp. 5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~		800	802
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025		400	397

			19,722

Total Corporate Bonds & Notes (Cost $283,040)			284,617

MUNICIPAL BONDS & NOTES 0.3%
LOUISIANA 0.3%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 5.680% (TSFR3M) due 02/15/2036 ~		2,120	1,957

Total Municipal Bonds & Notes (Cost $1,969)			1,957

U.S. GOVERNMENT AGENCIES 5.0%
Fannie Mae
5.523% due 12/25/2036 •		2	2
5.595% due 02/25/2037 •		15	15
5.745% due 05/25/2042 •		1	2
6.075% due 12/25/2037 •		12	12
6.131% due 12/25/2047 •		542	541
6.363% due 03/01/2044 - 07/01/2044 •		4	5
Freddie Mac
2.500% due 10/25/2048		149	137
3.000% due 09/25/2045		253	224
5.375% due 04/24/2025		6,000	6,001
5.907% due 09/15/2041 •		6	6

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2024 (Unaudited)

6.157% due 02/15/2038 •		8	8
6.323% due 10/25/2044 - 02/25/2045 •		41	38
6.523% due 07/25/2044 •		7	7
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		104	95
4.625% due 02/20/2032 •		1	1
5.967% due 11/20/2069 •		75	75
6.135% due 04/20/2074 •		300	301
6.245% due 01/20/2074 •		1,606	1,619
6.267% due 01/20/2066 •		144	144
6.295% due 09/20/2073 - 10/20/2073 •		4,501	4,546
6.317% due 11/20/2066 •		239	240
6.325% due 09/20/2073 •		488	493
6.467% due 01/20/2066 •		338	339
7.598% due 05/20/2071 •		225	232
Uniform Mortgage-Backed Security 4.000% due 08/01/2049		15	15
Uniform Mortgage-Backed Security, TBA 5.500% due 11/01/2054		14,000	14,163

Total U.S. Government Agencies (Cost $29,282)			29,261

U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025		2,192	2,153
0.125% due 10/15/2025 (h)		2,182	2,140
0.375% due 07/15/2025		10,080	9,936
2.125% due 04/15/2029		20,643	21,222

Total U.S. Treasury Obligations (Cost $34,845)			35,451

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
AG Trust 7.112% due 07/15/2041 •		300	301
Atrium Hotel Portfolio Trust 6.344% due 06/15/2035 •		700	700
Avon Finance PLC 5.880% due 12/28/2049 •	GBP	2,307	3,087
Barclays Mortgage Loan Trust 5.903% due 01/25/2064 þ		$856	865
Bear Stearns Adjustable Rate Mortgage Trust 6.540% due 01/25/2034 ~		1	1
Bear Stearns ALT-A Trust 5.240% due 09/25/2035 ~		6	4
Beast Mortgage Trust 6.397% due 02/15/2037 •		2,600	2,315
Benchmark Mortgage Trust 3.042% due 08/15/2052		992	964
BSREP Commercial Mortgage Trust 6.161% due 08/15/2038 •		2,369	2,197
BX Trust 5.911% due 01/15/2034 •		76	76
Citigroup Mortgage Loan Trust 7.560% due 09/25/2035 •		1	1
Colony Mortgage Capital Ltd. 6.362% due 11/15/2038 •		382	377
COLT Mortgage Loan Trust 5.835% due 02/25/2069 þ		1,546	1,563
Commercial Mortgage Trust
2.896% due 02/10/2037		800	786
6.511% due 12/15/2038 •		2,055	1,965
Countrywide Home Loan Reperforming REMIC Trust 5.309% due 06/25/2035 •		2	2
Credit Suisse First Boston Mortgage Securities Corp.
5.820% due 06/25/2033 ~		2	2
6.059% due 03/25/2032 ~		1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.445% due 03/25/2059 ~		611	610
3.904% due 04/25/2062 ~		163	158
4.074% due 12/27/2060 ~		655	653
5.000% due 07/25/2056 •		301	281
6.194% due 07/15/2032 •		238	233
Eurohome U.K. Mortgages PLC 5.249% due 06/15/2044 •	GBP	22	30
Extended Stay America Trust 6.291% due 07/15/2038 •		$2,228	2,227
Finsbury Square Green PLC 5.630% due 12/16/2067 •	GBP	52	69
Freddie Mac 6.347% due 12/25/2054 «(a)		$4,900	4,899
GCAT Trust
1.091% due 05/25/2066 ~		703	612
2.885% due 12/27/2066 ~		783	730
GCT Commercial Mortgage Trust 6.011% due 02/15/2038 •		400	360

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2024 (Unaudited)

Gemgarto PLC 5.570% due 12/16/2067 •	GBP	213	285
Ginnie Mae
6.245% due 07/20/2074 •		$403	406
6.345% due 05/20/2073 •		1,084	1,097
6.445% due 05/20/2073 •		201	205
6.445% due 11/20/2073 •		201	204
GreenPoint Mortgage Funding Trust 5.409% due 06/25/2045 •		5	4
GS Mortgage Securities Corp. Trust 8.497% due 08/15/2039 •		2,800	2,808
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		1,349	1,263
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		239	222
5.000% due 02/25/2052 •		706	657
6.613% due 11/25/2054 •		1,554	1,555
GSR Mortgage Loan Trust 5.202% due 09/25/2035 ~		2	1
HarborView Mortgage Loan Trust 5.519% due 05/19/2035 •		9	9
HPLY Trust 6.232% due 11/15/2036 •		66	66
Impac CMB Trust 5.609% due 03/25/2035 •		53	51
InTown Mortgage Trust 7.586% due 08/15/2039 •		1,100	1,105
JP Morgan Chase Commercial Mortgage Securities Trust
6.354% due 06/15/2035 •		291	254
6.594% due 12/15/2031 •		143	133
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		81	75
5.000% due 02/25/2052 •		226	210
Kinbane DAC 4.196% due 09/25/2062 ~	EUR	605	670
Legacy Mortgage Asset Trust
2.250% due 07/25/2067 þ		$265	263
4.750% due 07/25/2061 þ		337	335
4.875% due 10/25/2068 þ		221	221
MFA Trust 1.381% due 04/25/2065 ~		211	201
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		464	441
2.750% due 08/25/2059 ~		287	278
Morgan Stanley Capital Trust 6.211% due 05/15/2036 •		800	562
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		316	294
MortgageIT Mortgage Loan Trust 5.609% due 02/25/2035 •		32	32
Natixis Commercial Mortgage Securities Trust 6.920% due 03/15/2035 •		1,758	1,760
New Orleans Hotel Trust 6.133% due 04/15/2032 •		1,000	985
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		228	214
2.464% due 01/26/2060 ~		693	651
3.500% due 12/25/2057 ~		46	44
4.500% due 05/25/2058 ~		117	116
New York Mortgage Trust 4.670% due 08/25/2061 þ		589	585
NYO Commercial Mortgage Trust 6.306% due 11/15/2038 •		1,600	1,555
OBX Trust
5.988% due 01/25/2064 þ		630	638
6.067% due 01/25/2064 þ		917	931
6.129% due 12/25/2063 þ		1,287	1,309
6.447% due 02/25/2064 þ		929	950
PRKCM Trust 6.333% due 03/25/2059 þ		175	178
PRPM Trust 6.327% due 06/25/2069 þ		487	496
RESIMAC Premier 5.924% due 07/10/2052 •		54	54
Sequoia Mortgage Trust 6.164% due 02/20/2034 •		53	48
Structured Asset Mortgage Investments Trust
5.429% due 05/25/2045 •		9	8
5.579% due 07/19/2035 •		1	1
Towd Point Mortgage Funding 5.952% due 07/20/2053 •	GBP	848	1,137
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$733	708
2.710% due 01/25/2060 ~		1,023	980
3.750% due 05/25/2058 ~		296	291
5.969% due 05/25/2058 •		239	246

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2024 (Unaudited)

5.969% due 10/25/2059 •		168	171
Verus Securitization Trust
5.712% due 01/25/2069 þ		1,038	1,048
5.811% due 05/25/2068 þ		216	218
5.850% due 12/25/2067 þ		229	230
6.443% due 08/25/2068 þ		161	164
6.476% due 06/25/2068 þ		373	378
WaMu Mortgage Pass-Through Certificates Trust
6.123% due 02/25/2046 •		6	5
6.123% due 08/25/2046 •		5	5
6.323% due 11/25/2042 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $56,909)			56,082

ASSET-BACKED SECURITIES 29.5%
ACAS CLO Ltd. 6.431% due 10/18/2028 •		296	297
ACE Securities Corp. Home Equity Loan Trust 5.749% due 04/25/2034 •		222	211
ACREC LLC 7.327% due 02/19/2038 •		500	503
AGL CLO Ltd. 6.744% due 07/20/2034 •		300	300
Ally Auto Receivables Trust 5.760% due 11/15/2026		513	514
Anchorage Capital CLO Ltd.
6.401% due 10/15/2031 •		1,900	1,901
6.765% due 04/22/2034 •		1,400	1,403
AREIT LLC 7.325% due 06/17/2039 •		2,800	2,814
Ares CLO Ltd.
6.606% due 04/17/2033 •		2,500	2,502
6.613% due 01/15/2032 •		228	228
Avis Budget Rental Car Funding AESOP LLC 2.360% due 03/20/2026		2,200	2,185
Bain Capital Credit CLO Ltd. 1.000% due 07/16/2034 (a)		1,000	1,000
Bain Capital Euro CLO DAC 4.428% due 01/20/2032 •	EUR	1,028	1,145
Bank of America Auto Trust 5.830% due 05/15/2026		$455	456
BDS Ltd. 7.101% due 08/19/2038 •		2,900	2,915
BlueMountain CLO Ltd. 6.475% due 10/25/2030 •		834	834
BMW Canada Auto Trust 5.430% due 01/20/2026	CAD	384	286
BMW Vehicle Lease Trust
5.950% due 08/25/2025		$267	267
5.990% due 09/25/2026		1,400	1,414
CARDS Trust 5.869% due 07/15/2028 •		1,000	1,002
Carlyle U.S. CLO Ltd. 6.451% due 10/15/2031 •		689	689
CarMax Auto Owner Trust
5.720% due 11/16/2026		2,122	2,129
5.962% due 03/15/2027 •		2,507	2,509
6.142% due 12/15/2026 •		1,011	1,013
6.192% due 06/15/2026 •		777	778
CarVal CLO Ltd. 6.516% due 07/16/2031 •		2,190	2,193
Carvana Auto Receivables Trust 0.800% due 01/10/2027		258	252
Chesapeake Funding LLC
5.520% due 05/15/2036		907	919
6.592% due 05/15/2035 •		1,883	1,896
CIFC Funding Ltd. 6.495% due 10/24/2030 •		1,448	1,450
Citizens Auto Receivables Trust
5.540% due 11/16/2026		1,000	1,004
5.840% due 01/18/2028		400	406
5.942% due 10/15/2026 •		3,596	3,599
6.090% due 10/15/2026		904	907
CNH Equipment Trust 5.900% due 02/16/2027		950	954
Commonbond Student Loan Trust 2.550% due 05/25/2041		31	30
Countrywide Asset-Backed Certificates Trust 6.469% due 10/25/2034 •		237	235
CQS U.S. CLO Ltd. 7.132% due 07/20/2031 •		1,709	1,710
Credit Suisse First Boston Mortgage Securities Corp. 4.025% due 08/25/2032 •		2	1
Crestline Denali CLO Ltd. 6.685% due 10/23/2031 •		1,522	1,524

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2024 (Unaudited)

Daimler Trucks Retail Trust 6.030% due 09/15/2025		600	601
Dell Equipment Finance Trust
5.840% due 01/22/2029		625	626
6.100% due 04/23/2029		1,210	1,215
DLLAA LLC 5.930% due 07/20/2026		302	303
DLLST LLC 5.330% due 01/20/2026		1,200	1,202
Dryden Senior Loan Fund
6.429% due 10/19/2029 •		884	885
6.451% due 07/15/2030 •		403	404
ECMC Group Student Loan Trust
6.145% due 02/27/2068 •		275	273
6.395% due 07/25/2069 •		238	238
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		511	455
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		663	662
5.740% due 12/20/2026		2,000	2,024
5.760% due 10/22/2029		1,010	1,019
6.400% due 03/20/2030		1,824	1,865
Fifth Third Auto Trust 5.800% due 11/16/2026		525	527
Finance America Mortgage Loan Trust 5.794% due 08/25/2034 •		138	133
FirstKey Homes Trust 1.266% due 10/19/2037		1,747	1,691
Ford Auto Securitization Trust
5.410% due 04/15/2026	CAD	606	449
5.889% due 05/15/2026		1,219	905
Ford Credit Auto Lease Trust
5.842% due 07/15/2026 •		$4,382	4,385
5.932% due 02/15/2026 •		1,663	1,664
Ford Credit Auto Owner Trust 6.062% due 03/15/2026 •		746	747
Fremont Home Loan Trust 5.704% due 01/25/2035 •		65	64
Gallatin CLO Ltd. 6.653% due 07/15/2031 •		822	823
GM Financial Consumer Automobile Receivables Trust
5.740% due 09/16/2026		528	529
5.872% due 11/16/2026 •		681	682
6.092% due 05/18/2026 •		741	741
GMF Canada Leasing Trust Asset-Backed Notes
4.883% due 12/21/2026 «	CAD	1,000	766
4.981% due 02/20/2026		488	362
GoldenTree Loan Management U.S. CLO Ltd. 6.433% due 04/24/2031 •		$889	889
HERA Commercial Mortgage Ltd. 6.179% due 02/18/2038 •		96	96
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		2,100	2,124
Honda Auto Receivables Owner Trust 5.410% due 04/15/2026		431	431
Hyundai Auto Lease Securitization Trust 5.942% due 03/16/2026 •		1,172	1,173
Hyundai Auto Receivables Trust
5.762% due 04/15/2027 •		1,487	1,488
5.770% due 05/15/2026		446	447
5.800% due 01/15/2027		565	568
6.092% due 12/15/2025 •		431	431
KKR CLO Ltd.
6.481% due 07/18/2030 •		867	868
6.513% due 07/15/2030 •		472	472
Kubota Credit Owner Trust 5.400% due 02/17/2026		1,398	1,400
LAD Auto Receivables Trust
5.930% due 06/15/2027		422	424
6.090% due 06/15/2026		129	129
6.210% due 10/15/2026		979	981
LCM Loan Income Fund Ltd. 6.574% due 04/20/2031 •		1,375	1,376
LCM Ltd. 6.624% due 04/20/2031 •		1,627	1,629
LoanCore Issuer Ltd. 6.511% due 07/15/2036 •		1,210	1,207
Long Beach Mortgage Loan Trust 5.944% due 04/25/2035 •		212	210
M&T Equipment Notes 6.090% due 07/15/2030		631	633
M360 Ltd. 6.534% due 11/22/2038 •		183	178
Man GLG Euro CLO DAC 4.365% due 10/15/2030 •	EUR	50	55

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2024 (Unaudited)

Marathon CLO Ltd. 6.662% due 01/20/2033 •		$2,000	2,001
Master Credit Card Trust
6.091% due 01/21/2028 •		4,000	4,014
6.191% due 01/21/2027 •		4,400	4,414
MASTR Asset-Backed Securities Trust
5.069% due 11/25/2036 •		2	0
5.669% due 09/25/2034 •		116	106
MBarc Credit Canada, Inc. 5.445% due 10/15/2025	CAD	584	433
MF1 Multifamily Housing Mortgage Loan Trust 6.047% due 07/15/2036 •		$357	355
MidOcean Credit CLO 6.440% due 02/20/2031 •		490	491
MMAF Equipment Finance LLC
5.200% due 09/13/2027		1,973	1,983
5.790% due 11/13/2026		672	676
Morgan Stanley ABS Capital, Inc. Trust 5.869% due 05/25/2034 •		240	247
Mountain View CLO LLC 6.638% due 10/16/2029 •		68	68
Navient Private Education Loan Trust 6.111% due 11/15/2068 •		240	239
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		170	158
1.310% due 01/15/2069		435	408
1.690% due 05/15/2069		1,359	1,272
6.211% due 04/15/2069 •		1,010	1,011
Navient Student Loan Trust 7.042% due 03/15/2072 •		787	794
Nelnet Student Loan Trust
5.409% due 09/27/2066 •		147	147
5.769% due 08/25/2067 •		407	406
6.095% due 09/27/2038 •		758	755
6.295% due 06/27/2067 •		170	170
Neuberger Berman CLO Ltd. 6.555% due 01/28/2030 •		171	172
Nissan Auto Receivables Owner Trust 5.902% due 05/15/2026 •		1,322	1,323
NovaStar Mortgage Funding Trust 5.629% due 01/25/2036 •		45	44
Octagon Investment Partners Ltd. 6.432% due 10/20/2030 •		771	771
Oscar U.S. Funding LLC 5.480% due 02/10/2027		962	961
OSD CLO Ltd. 6.417% due 04/17/2031 •		347	347
OZLM Ltd. 6.527% due 10/17/2029 •		606	607
Pagaya AI Debt Selection Trust 6.660% due 07/15/2031		102	104
Palmer Square European Loan Funding DAC
4.465% due 04/15/2031 •	EUR	542	603
4.568% due 01/15/2033 •		1,600	1,784
PFP Ltd.
6.915% due 09/17/2039 •		$500	502
7.371% due 08/19/2035 •		1,310	1,317
PFS Financing Corp. 6.492% due 08/15/2027 •		2,900	2,915
PRET LLC 2.487% due 07/25/2051 þ		510	507
Ready Capital Mortgage Financing LLC 7.229% due 10/25/2039 •		345	346
Regatta Funding Ltd. 6.485% due 10/25/2031 •		925	926
Renaissance Home Equity Loan Trust
3.838% due 08/25/2033 •		2	2
5.689% due 11/25/2034 •		3	3
SBNA Auto Lease Trust 6.270% due 04/20/2026		634	637
SLM Student Loan Trust 5.845% due 06/25/2043 •		381	374
SMB Private Education Loan Trust
1.340% due 03/17/2053		214	198
1.600% due 09/15/2054		251	234
5.819% due 09/15/2054 •		986	982
6.442% due 07/15/2053 •		1,948	1,930
6.661% due 02/17/2032 •		7	7
6.892% due 11/15/2052 •		827	835
7.192% due 05/16/2050 •		655	665
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		9	9
Sound Point CLO Ltd. 6.565% due 01/25/2032 •		1,000	1,000
Stonepeak ABS 2.301% due 02/28/2033		134	128

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2024 (Unaudited)

Symphony Static CLO Ltd. 6.376% due 10/25/2029 •		545	545
Tesla Auto Lease Trust
5.860% due 08/20/2025		645	645
6.020% due 09/22/2025		957	959
TIAA CLO Ltd. 6.422% due 01/20/2032 •		2,100	2,101
Towd Point Asset Trust 5.775% due 11/20/2061 •		310	308
Towd Point Mortgage Trust
5.848% due 01/25/2064 ~		437	442
6.290% due 05/25/2064 ~		950	962
Toyota Auto Receivables Owner Trust 5.600% due 08/17/2026		511	512
Toyota Lease Owner Trust
0.000% due 02/22/2027 •		1,300	1,301
5.896% due 04/20/2026 •		1,446	1,447
Trillium Credit Card Trust
5.598% due 12/26/2028 •		5,500	5,514
5.698% due 08/26/2028 •		6,000	6,021
Trinitas CLO Ltd. 6.655% due 04/25/2033 •		1,000	1,001
USAA Auto Owner Trust 5.830% due 07/15/2026		486	487
Venture CLO Ltd.
6.370% due 09/07/2030 •		1,572	1,574
6.534% due 07/20/2030 •		1,431	1,432
6.594% due 07/20/2030 •		2,356	2,358
6.644% due 01/20/2029 •		111	111
6.674% due 04/20/2032 •		2,500	2,503
Verdelite Static CLO Ltd. 6.424% due 07/20/2032 •		3,000	3,006
Verizon Master Trust 5.992% due 12/20/2028 •		4,000	4,010
VMC Finance LLC 6.229% due 06/16/2036 •		98	98
Volkswagen Auto Lease Trust 5.916% due 01/20/2026 •		1,026	1,026
Volkswagen Auto Loan Enhanced Trust 5.500% due 12/21/2026		1,197	1,200
Volvo Financial Equipment LLC 4.560% due 05/17/2027		1,800	1,803
Wind River CLO Ltd. 6.643% due 07/15/2031 •		2,183	2,186
World Omni Auto Receivables Trust
5.250% due 11/16/2026		322	322
5.570% due 12/15/2026		498	499

Total Asset-Backed Securities (Cost $174,283)			174,578

SHORT-TERM INSTRUMENTS 6.2%
COMMERCIAL PAPER 0.5%
Crown Castle, Inc.
5.270% due 10/24/2024		250	249
5.270% due 10/29/2024		1,750	1,743
5.300% due 10/24/2024		1,000	996

			2,988

REPURCHASE AGREEMENTS (e) 5.3%			31,160

ISRAEL TREASURY BILLS 0.4%
4.098% due 05/30/2025 (b)(c)	ILS	8,100	2,114

Total Short-Term Instruments (Cost $36,284)			36,262

Total Investments in Securities (Cost $616,612)			618,208

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short Asset Portfolio		12,020	117
PIMCO Short-Term Floating NAV Portfolio III		9,321	91

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $210)	208

Total Investments in Affiliates (Cost $210)	208

Total Investments 104.7% (Cost $616,822)	$618,416
Financial Derivative Instruments (f)(g) (0.0)%(Cost or Premiums, net $359)	(68)
Other Assets and Liabilities, net (4.7)%	(27,515)

Net Assets 100.0%	$590,833

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.920%	09/30/2024	10/01/2024	$13,260	U.S. Treasury Notes 4.375% due 07/31/2026	$(13,254)	$13,260	$13,262
SAL	4.930	09/30/2024	10/01/2024	17,900	U.S. Treasury Notes 2.750% due 04/30/2027	(18,438)	17,900	17,902

Total Repurchase Agreements	$(31,692)	$31,160	$31,164

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Treasury Obligations (2.2)%
U.S. Treasury Notes	4.375%	07/31/2026	$13,000	$(13,093)	$(13,254)

Total Short Sales (2.2)%	$(13,093)	$(13,254)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(2,025) at a weighted average interest rate of 5.397%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2024	193	$45,966	$(6)	$0	$(4)
Australia Government 3-Year Bond December Futures	12/2024	188	13,930	(14)	0	(16)
U.S. Treasury 10-Year Ultra December Futures	12/2024	27	3,194	(24)	0	(14)

$(44)	$0	$(34)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2024	421	$(87,670)	$(241)	$158	$0
U.S. Treasury 5-Year Note December Futures	12/2024	214	(23,515)	(17)	79	0
U.S. Treasury 10-Year Note December Futures	12/2024	118	(13,485)	(13)	53	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	3	(399)	1	2	0

$(270)	$292	$0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Futures Contracts	$(314)	$292	$(34)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	20,900	$310	$142	$452	$0	$(11)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$19,900	(82)	(433)	(515)	50	0

Total Swap Agreements	$228	$(291)	$(63)	$50	$(11)

Cash of $2,240 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BRC	10/2024	GBP	3,796	$5,008	$0	$(67)
10/2024	$1,151	AUD	1,692	19	0
10/2024	4,326	EUR	3,875	0	(13)
11/2024	EUR	3,875	$4,332	12	0
CBK	10/2024	$3,283	CAD	4,439	0	(1)
11/2024	CAD	4,435	$3,283	1	0
05/2025	ILS	7,865	2,154	30	0
FAR	10/2024	$21,478	AUD	31,247	125	0
11/2024	AUD	31,247	$21,488	0	(126)
GLM	10/2024	$2,938	AUD	4,357	75	0
JPM	10/2024	903	CAD	1,227	4	0
MBC	10/2024	5,077	GBP	3,796	0	(2)
11/2024	GBP	3,796	$5,077	2	0
SCX	10/2024	CAD	5,665	4,206	17	0
10/2024	EUR	3,875	4,306	0	(8)
TOR	10/2024	AUD	37,296	25,294	0	(490)
UAG	10/2024	CHF	2,712	3,228	24	0
10/2024	$3,195	CHF	2,710	7	0
11/2024	CHF	2,700	$3,195	0	(7)

Total Forward Foreign Currency Contracts	$316	$(714)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.400%	09/26/2025	19,800	$5	$3
CBK	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100	02/07/2025	54,400	69	16
GLM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100	02/07/2025	47,100	57	14

Total Purchased Options	$131	$33

(h)

Securities with an aggregate market value of $347 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$207,642	$0	$207,642
Industrials	0	57,253	0	57,253
Utilities	0	19,722	0	19,722
Municipal Bonds & Notes
Louisiana	0	1,957	0	1,957

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2024 (Unaudited)

U.S. Government Agencies	0	29,261	0	29,261
U.S. Treasury Obligations	0	35,451	0	35,451
Non-Agency Mortgage-Backed Securities	0	51,183	4,899	56,082
Asset-Backed Securities	0	173,812	766	174,578
Short-Term Instruments
Commercial Paper	0	2,988	0	2,988
Repurchase Agreements	0	31,160	0	31,160
Israel Treasury Bills	0	2,114	0	2,114

	$0	$612,543	$5,665	$618,208
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$208	$0	$0	$208

Total Investments	$208	$612,543	$5,665	$618,416

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(13,254)	$0	$(13,254)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	342	0	342
Over the counter	0	349	0	349

	$0	$691	$0	$691
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(16)	(29)	0	(45)
Over the counter	0	(714)	0	(714)

	$(16)	$(743)	$0	$(759)

Total Financial Derivative Instruments	$(16)	$(52)	$0	$(68)

Totals	$192	$599,237	$5,665	$605,094

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$112	$4	$0	$0	$1	$117	$5	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$48	$132,237	$(132,200)	$5	$1	$91	$37	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	ILS	Israeli Shekel
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
CHF	Swiss Franc

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate	TSFR3M	Term SOFR 3-Month
SOFRINDX	Secured Overnight Financing Rate Index

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	OIS	Overnight Index Swap	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation

Schedule of Investments PIMCO Total Return Portfolio	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 146.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Castlelake LP 2.950% due 05/13/2031 «	$7,914	$7,500
CoreWeave Compute Acquisition Co. LLC TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ	200	200
Cotiviti, Inc. 8.451% due 05/01/2031 «	2,090	2,091
Project Hudson II 7.730% due 05/29/2026 «	2,300	2,321

Total Loan Participations and Assignments (Cost $12,486)		12,112

CORPORATE BONDS & NOTES 36.8%
BANKING & FINANCE 20.6%
Abu Dhabi Developmental Holding Co. PJSC 4.375% due 10/02/2031 (b)	6,800	6,762
AerCap Ireland Capital DAC
2.450% due 10/29/2026	6,450	6,196
3.000% due 10/29/2028	801	757
Alexandria Real Estate Equities, Inc. 4.500% due 07/30/2029	4,500	4,499
Ally Financial, Inc. 6.848% due 01/03/2030 •	8,000	8,451
American Assets Trust LP 3.375% due 02/01/2031	2,800	2,436
American Express Co.
5.098% due 02/16/2028 •	2,000	2,039
5.645% due 04/23/2027 •	9,000	9,175
American Tower Corp. 2.750% due 01/15/2027	13,400	12,952
Athene Global Funding 5.684% due 02/23/2026	9,000	9,134
Aviation Capital Group LLC
4.125% due 08/01/2025	14,600	14,514
5.375% due 07/15/2029	3,400	3,475
Banco Santander SA
5.552% due 03/14/2028 •	8,200	8,381
6.527% due 11/07/2027 •	4,400	4,592
Bank of America Corp.
1.197% due 10/24/2026 •	5,700	5,502
3.384% due 04/02/2026 •	1,900	1,885
3.824% due 01/20/2028 •	9,200	9,101
4.376% due 04/27/2028 •	5,250	5,259
4.948% due 07/22/2028 •	3,849	3,917
5.819% due 09/15/2029 •	9,500	10,000
Bank of New York Mellon Corp. 4.975% due 03/14/2030 •	9,200	9,504
Barclays PLC
3.650% due 03/16/2025	500	497
6.408% (SOFRRATE + 1.490%) due 03/12/2028 ~	3,700	3,730
7.437% due 11/02/2033 •	4,500	5,197
BGC Group, Inc. 8.000% due 05/25/2028	5,000	5,382
Blue Owl Finance LLC 3.125% due 06/10/2031	8,100	7,106
BNP Paribas SA
2.871% due 04/19/2032 •	17,000	15,151
5.497% due 05/20/2030 •	8,400	8,708
BPCE SA
5.281% due 05/30/2029	3,500	3,617
6.612% due 10/19/2027 •	8,800	9,137
CaixaBank SA 5.673% due 03/15/2030 •	7,000	7,272
Cape Lookout Re Ltd. 14.136% (T-BILL 3MO + 9.590%) due 03/28/2029 ~	4,900	4,999
Capital One Financial Corp.
2.636% due 03/03/2026 •	200	198
4.985% due 07/24/2026 •	7,500	7,503
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,900	4,699
CI Financial Corp. 7.500% due 05/30/2029	4,700	4,904

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Citibank NA 5.754% (SOFRINDX + 0.590%) due 04/30/2026 ~		7,000	7,006
Citigroup, Inc. 2.572% due 06/03/2031 •(j)		3,905	3,515
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		8,000	7,632
5.447% due 03/05/2030 •		9,200	9,556
Corebridge Financial, Inc. 4.650% due 08/20/2027		1,000	1,012
Credit Agricole SA 1.907% due 06/16/2026 •		11,300	11,061
Credit Suisse AG AT1 Claim		12,700	1,619
Crown Castle, Inc. 2.100% due 04/01/2031		6,200	5,305
CubeSmart LP 2.250% due 12/15/2028		8,200	7,546
Danske Bank AS
4.298% due 04/01/2028 •		14,000	13,948
5.427% due 03/01/2028 •		4,500	4,614
Deutsche Bank AG
3.547% due 09/18/2031 •		5,000	4,662
3.961% due 11/26/2025 •		25,200	25,137
5.706% due 02/08/2028 •		600	613
DOC DR LLC 4.300% due 03/15/2027		1,550	1,549
EPR Properties 3.750% due 08/15/2029		4,300	4,023
Ford Motor Credit Co. LLC
3.250% due 09/15/2025	EUR	4,900	5,453
3.375% due 11/13/2025		$6,600	6,476
4.535% due 03/06/2025	GBP	1,600	2,127
GA Global Funding Trust 1.950% due 09/15/2028		$15,400	14,019
General Motors Financial Co., Inc. 6.458% (SOFRINDX + 1.350%) due 05/08/2027 ~		9,200	9,256
GLP Capital LP
5.250% due 06/01/2025		3,200	3,200
5.750% due 06/01/2028		7,900	8,116
Goldman Sachs Bank USA 5.656% (SOFRRATE + 0.770%) due 03/18/2027 ~		7,700	7,703
Goldman Sachs Group, Inc.
3.750% due 05/22/2025		10,897	10,833
6.550% (TSFR3M + 1.432%) due 05/15/2026 ~		8,400	8,449
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		14,000	13,648
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	10,848
GSPA Monetization Trust 6.422% due 10/09/2029		4,232	4,267
Highwoods Realty LP 4.125% due 03/15/2028		3,600	3,495
HSBC Holdings PLC
5.546% due 03/04/2030 •		4,500	4,679
6.254% due 03/09/2034 •		4,600	5,027
7.390% due 11/03/2028 •		7,200	7,796
ING Groep NV
3.950% due 03/29/2027		1,000	992
4.625% due 01/06/2026		3,700	3,710
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	16,291
2.182% due 06/01/2028 •		16,000	15,175
5.299% due 07/24/2029 •		9,200	9,522
6.070% due 10/22/2027 •		8,200	8,500
Kilroy Realty LP 3.050% due 02/15/2030		2,200	1,968
LeasePlan Corp. NV 2.875% due 10/24/2024		8,200	8,187
Lloyds Bank PLC 0.000% due 04/02/2032 þ		14,200	9,813
Lloyds Banking Group PLC 5.985% due 08/07/2027 •		3,700	3,799
MassMutual Global Funding 5.050% due 12/07/2027		7,900	8,148
Mid-America Apartments LP 2.750% due 03/15/2030		3,000	2,775
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		1,900	1,854
1.640% due 10/13/2027 •		11,600	11,004
6.004% (SOFRRATE + 0.940%) due 02/20/2026 ~		7,400	7,415
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,700	1,496
2.226% due 05/25/2026 •		12,600	12,390
5.382% due 07/10/2030 •		9,300	9,647
Morgan Stanley 5.449% due 07/20/2029 •		9,200	9,562

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Morgan Stanley Bank NA
5.504% due 05/26/2028 •		3,600	3,714
5.882% due 10/30/2026		5,700	5,907
5.886% (SOFRRATE + 0.865%) due 05/26/2028 ~		5,000	5,010
6.336% (SOFRRATE + 1.080%) due 01/14/2028 ~		9,300	9,373
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		15,000	14,902
Nationwide Building Society
3.960% due 07/18/2030 •		3,700	3,599
6.557% due 10/18/2027 •		8,800	9,164
NatWest Group PLC
3.073% due 05/22/2028 •		2,600	2,513
5.778% due 03/01/2035 •		8,500	9,043
New York Life Global Funding 5.830% due 01/16/2026 •		7,300	7,327
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		17,000	15,941
Nomura Holdings, Inc.
2.172% due 07/14/2028		500	458
2.679% due 07/16/2030		9,400	8,419
5.842% due 01/18/2028		4,400	4,573
6.589% (SOFRRATE + 1.250%) due 07/02/2027 ~		7,200	7,243
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		12,000	10,940
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		3,700	2,589
Realty Income Corp.
3.250% due 06/15/2029		900	859
4.625% due 11/01/2025		4,100	4,112
Royal Bank of Canada 4.875% due 01/19/2027		7,200	7,336
Sanders Re Ltd. 17.546% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		10,000	8,876
Santander Holdings USA, Inc. 3.450% due 06/02/2025		8,500	8,412
Santander U.K. Group Holdings PLC 4.858% due 09/11/2030 •		6,375	6,428
Scentre Group Trust 3.625% due 01/28/2026		15,900	15,707
Societe Generale SA 6.447% due 01/12/2027 •		6,100	6,210
Society of Lloyd's 4.750% due 10/30/2024	GBP	1,700	2,271
Standard Chartered PLC 1.822% due 11/23/2025 •		$16,000	15,920
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		2,500	2,443
1.902% due 09/17/2028		17,000	15,535
5.464% due 01/13/2026		3,200	3,247
6.472% (SOFRRATE + 1.170%) due 07/09/2029 ~		6,700	6,762
Sun Communities Operating LP 4.200% due 04/15/2032		16,000	15,125
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «(c)		2,300	2,262
Toronto-Dominion Bank 2.800% due 03/10/2027		8,000	7,757
UBS Group AG
4.125% due 04/15/2026		10,300	10,256
5.711% due 01/12/2027 •		4,100	4,157
6.442% due 08/11/2028 •		17,900	18,834
6.537% due 08/12/2033 •		7,500	8,283
7.000% due 02/19/2025 •(e)(f)		300	301
UniCredit SpA 2.569% due 09/22/2026 •		9,300	9,093
Ventas Realty LP 3.250% due 10/15/2026		4,100	4,006
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	5,200	5,437
4.808% due 07/25/2028 •		$7,100	7,185
6.303% due 10/23/2029 •		11,000	11,772
Wells Fargo Bank NA 5.994% (SOFRRATE + 1.070%) due 12/11/2026 ~		9,100	9,193
Welltower OP LLC 3.100% due 01/15/2030		7,000	6,579

			948,142

INDUSTRIALS 11.1%
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		4,200	4,194
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		10,474	10,474
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		9,700	9,822
Amdocs Ltd. 2.538% due 06/15/2030		6,900	6,166

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

American Airlines Pass-Through Trust
3.000% due 04/15/2030		5,310	5,006
3.250% due 04/15/2030		2,720	2,515
3.500% due 08/15/2033		5,215	4,681
American Airlines, Inc. 5.500% due 04/20/2026		4,550	4,541
American Medical Systems Europe BV 3.375% due 03/08/2029	EUR	6,300	7,138
Amgen, Inc. 5.250% due 03/02/2030		$7,300	7,619
Bacardi Ltd. 4.450% due 05/15/2025		12,600	12,546
BAE Systems PLC 1.900% due 02/15/2031		5,300	4,537
Bayer U.S. Finance LLC
4.250% due 12/15/2025		4,700	4,667
6.125% due 11/21/2026		2,600	2,682
6.250% due 01/21/2029		5,898	6,236
6.375% due 11/21/2030		4,300	4,605
6.875% due 11/21/2053		500	561
Boeing Co. 2.750% due 02/01/2026		15,500	15,050
Bristol-Myers Squibb Co.
4.900% due 02/22/2027		5,700	5,823
4.900% due 02/22/2029		3,400	3,515
Broadcom, Inc.
2.600% due 02/15/2033		16,900	14,494
3.137% due 11/15/2035		13,663	11,689
3.187% due 11/15/2036		700	593
3.469% due 04/15/2034		3,597	3,240
5.050% due 07/12/2027		8,900	9,098
Centene Corp. 3.000% due 10/15/2030		1,800	1,613
Charter Communications Operating LLC 6.100% due 06/01/2029		7,600	7,869
Cheniere Energy Partners LP 3.250% due 01/31/2032		4,100	3,670
Cigna Group 5.000% due 05/15/2029		7,500	7,727
CVS Health Corp. 5.000% due 01/30/2029		6,500	6,639
Daimler Truck Finance North America LLC 5.000% due 01/15/2027		3,700	3,757
Dell International LLC 5.850% due 07/15/2025		15,150	15,269
Duke University 2.682% due 10/01/2044		18,900	14,454
Emory University 2.143% due 09/01/2030		12,700	11,451
Enbridge, Inc. 5.900% due 11/15/2026		2,900	2,996
Energy Transfer LP 6.050% due 12/01/2026		4,400	4,558
Entergy Louisiana LLC 2.350% due 06/15/2032		15,500	13,392
Expedia Group, Inc. 3.250% due 02/15/2030 (i)		11,700	11,038
FirstEnergy Pennsylvania Electric Co. 3.250% due 03/15/2028		1,700	1,638
General Electric Co. 5.884% (TSFR3M + 0.642%) due 05/05/2026 ~		3,771	3,782
Global Payments, Inc. 1.200% due 03/01/2026		16,000	15,297
Gray Oak Pipeline LLC 3.450% due 10/15/2027		13,300	12,870
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		2,500	2,650
6.510% due 02/23/2042		4,900	5,277
HCA, Inc.
5.200% due 06/01/2028		1,500	1,540
5.450% due 04/01/2031		2,300	2,397
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028		17,000	15,612
Hyundai Capital America
2.100% due 09/15/2028		14,200	12,958
5.300% due 01/08/2029		5,500	5,653
5.875% due 04/07/2025		14,000	14,053
6.500% due 01/16/2029		2,400	2,576
International Flavors & Fragrances, Inc. 1.832% due 10/15/2027		4,900	4,540
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		1,400	1,388
MPLX LP 4.000% due 03/15/2028		6,900	6,806
National Football League 5.480% due 10/05/2028 «(g)		2,400	2,472

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Nissan Motor Co. Ltd. 4.810% due 09/17/2030		16,600	15,735
NXP BV 3.875% due 06/18/2026		12,100	12,004
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		3,000	2,013
Oracle Corp.
4.500% due 05/06/2028		4,900	4,962
4.650% due 05/06/2030		4,900	4,999
Paramount Global 3.700% due 06/01/2028		1,200	1,140
Pfizer Investment Enterprises Pte. Ltd. 4.750% due 05/19/2033		1,700	1,733
Pioneer Natural Resources Co. 5.100% due 03/29/2026		4,600	4,667
Royalty Pharma PLC 1.200% due 09/02/2025		3,000	2,907
RTX Corp. 5.750% due 11/08/2026		6,400	6,600
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		1,725	1,721
5.152% due 09/20/2029		7,490	7,566
Sutter Health 3.161% due 08/15/2040		13,100	10,573
T-Mobile USA, Inc.
4.200% due 10/01/2029		8,000	7,967
4.850% due 01/15/2029		5,475	5,592
Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	2,500	2,027
6.500% due 02/09/2032	GBP	1,600	1,588
United Airlines Pass-Through Trust
3.100% due 01/07/2030		$631	599
5.800% due 07/15/2037		8,897	9,372
Venture Global LNG, Inc. 9.875% due 02/01/2032		4,500	5,003
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		9,700	9,463
4.750% due 11/13/2028		16,100	16,114

			511,779

UTILITIES 5.1%
AES Corp. 3.950% due 07/15/2030		6,400	6,120
Alliant Energy Finance LLC 5.950% due 03/30/2029		4,400	4,649
AT&T, Inc. 4.500% due 05/15/2035		15,550	15,148
Avangrid, Inc. 3.150% due 12/01/2024		8,000	7,970
Columbia Pipelines Operating Co. LLC 5.927% due 08/15/2030		3,100	3,285
DTE Energy Co. 5.100% due 03/01/2029		4,600	4,739
Duke Energy Corp. 3.750% due 04/01/2031	EUR	800	901
Duke Energy Progress LLC 2.000% due 08/15/2031		$12,000	10,308
Edison International 5.450% due 06/15/2029		9,400	9,767
EDP Finance BV 1.710% due 01/24/2028		13,300	12,243
Electricite de France SA 6.250% due 05/23/2033		5,200	5,676
Enel Finance International NV
2.500% due 07/12/2031		17,000	14,790
5.125% due 06/26/2029		8,600	8,812
Eversource Energy 5.950% due 02/01/2029		6,700	7,094
FORESEA Holding SA 7.500% due 06/15/2030		497	477
Georgia Power Co. 5.004% due 02/23/2027		4,000	4,089
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		1,100	1,064
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		2,100	2,085
National Grid PLC
5.602% due 06/12/2028		3,300	3,447
5.809% due 06/12/2033		3,500	3,745
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030		19,000	16,992
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,790	2,445
2.950% due 03/01/2026		1,900	1,855
3.150% due 01/01/2026		2,400	2,355

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

3.300% due 03/15/2027	3,100	3,017
3.300% due 12/01/2027	200	193
3.300% due 08/01/2040	4,300	3,342
3.500% due 06/15/2025	3,300	3,264
4.200% due 03/01/2029	11,000	10,831
4.250% due 03/15/2046	1,500	1,239
4.550% due 07/01/2030	8,700	8,636
4.650% due 08/01/2028	2,000	2,009
4.750% due 02/15/2044	1,900	1,698
5.450% due 06/15/2027	3,100	3,175
6.400% due 06/15/2033	3,900	4,264
PacifiCorp 5.450% due 02/15/2034	9,300	9,670
Southern California Edison Co. 5.150% due 06/01/2029	9,200	9,548
Southern California Gas Co. 2.950% due 04/15/2027	11,300	11,001
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,361	1,351
Virginia Power Fuel Securitization LLC 4.877% due 05/01/2033	9,200	9,474
WEC Energy Group, Inc. 1.375% due 10/15/2027	4,525	4,166

		236,934

Total Corporate Bonds & Notes (Cost $1,735,139)		1,696,855

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.1%
University of California Revenue Bonds, Series 2020 0.883% due 05/15/2025	6,200	6,070

ILLINOIS 0.1%
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,635
3.007% due 01/01/2033	2,000	1,812

		6,447

LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034	6,900	7,153

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Bonds, Series 2020 1.115% due 03/15/2025	2,500	2,461

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	2,500	2,213
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	6,693	6,927

		9,140

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.151% due 06/01/2032	7,095	6,347

Total Municipal Bonds & Notes (Cost $38,888)		37,618

U.S. GOVERNMENT AGENCIES 59.1%
Fannie Mae
1.157% due 08/25/2055 ~(a)	3,733	217
2.349% due 01/25/2031 ~(a)	15,018	1,028
4.638% due 10/01/2032 •	32	32
4.823% due 11/01/2035 •	5	5
5.000% due 04/25/2033	130	130
5.223% due 12/01/2036 •	15	15
5.523% due 12/25/2036 •	53	52
5.645% due 05/25/2037 •	10	10
5.707% due 07/25/2037 •	150	147
5.745% due 03/25/2044 •	132	131
5.776% due 06/25/2055 •	783	773
5.805% due 09/25/2035 •	104	104
5.848% due 09/01/2034 •	11	11
5.895% due 02/25/2042 •	3,516	3,497
6.090% due 09/01/2035 •	10	10
6.311% due 09/01/2039 •	7	7
6.362% due 06/01/2043 •	162	164
6.363% due 07/01/2044 •	31	31

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

6.579% due 05/25/2035 ~	22	23
6.902% due 05/01/2038 •	2,038	2,101
6.950% due 04/01/2035 •	103	104
7.000% due 06/01/2032	30	32
7.222% due 08/01/2035 •	94	95
Freddie Mac
3.500% due 03/01/2048	1,533	1,449
4.000% due 04/01/2029 - 01/01/2041	649	645
4.500% due 03/01/2029 - 04/01/2029	333	334
5.500% due 10/01/2034 - 07/01/2038	573	593
5.647% due 10/15/2043 •	4,296	4,198
5.816% due 08/15/2040 - 10/15/2040 •	5,877	5,821
5.957% due 09/15/2030 •	1	1
6.000% due 02/01/2033 - 05/01/2040	1,044	1,100
6.177% due 05/15/2037 •	184	185
6.323% due 02/25/2045 •	51	48
6.500% due 04/15/2029 - 10/01/2037	7	7
7.500% due 07/15/2030 - 03/01/2032	16	16
Ginnie Mae
2.500% due 04/20/2052	11,201	9,875
3.000% due 03/15/2045 - 08/15/2045	1,204	1,107
3.750% due 10/20/2029 - 11/20/2029 •	10	10
4.000% due 07/20/2030 •	1	1
4.000% due 06/15/2049 - 03/15/2052	2,278	2,216
4.500% due 04/20/2048 - 05/20/2048	2,807	2,809
4.625% due 02/20/2027 - 02/20/2032 •	31	31
4.875% (H15T1Y + 1.500%) due 04/20/2026 ~•	2	2
5.000% due 07/20/2049	420	427
5.615% due 10/20/2043 •	3,236	3,109
5.795% due 01/20/2072 •	600	597
5.917% due 08/20/2066 •	12	12
6.000% due 12/15/2038 - 11/15/2039	7	7
6.067% due 07/20/2065 - 08/20/2065 •	9,565	9,551
6.225% due 03/20/2073 •	9,529	9,578
6.237% due 10/20/2066 •	4,296	4,307
6.267% due 06/20/2066 •	2,065	2,068
6.297% due 08/20/2066 •	6,782	6,793
6.315% due 12/20/2073 •	19,492	19,682
6.365% due 12/20/2072 •	6,087	6,164
6.467% due 01/20/2066 •	1,783	1,791
6.522% due 04/20/2067 •	5,440	5,550
6.723% due 06/20/2067 •	245	249
7.852% due 09/20/2066 ~	9,146	9,373
Ginnie Mae, TBA
2.000% due 11/01/2054	15,900	13,502
4.000% due 10/01/2054	3,800	3,680
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	57,697	47,864
2.500% due 02/01/2035 - 03/01/2040	5,160	4,930
3.000% due 09/01/2027 - 05/01/2052	174,950	158,211
3.500% due 02/01/2025 - 06/01/2048	5,600	5,495
4.000% due 01/01/2026 - 10/01/2052	21,182	20,551
4.500% due 04/01/2025 - 05/01/2053	23,680	23,340
5.000% due 06/01/2025 - 07/01/2053	69,158	69,433
5.500% due 01/01/2025 - 07/01/2054	36,648	37,178
6.000% due 05/01/2033 - 02/01/2054	2,369	2,470
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2054	25,200	21,780
3.000% due 10/01/2054 - 11/01/2054	400,159	359,593
3.500% due 11/01/2054	14,219	13,253
4.000% due 10/01/2054 - 11/01/2054	322,300	309,782
4.500% due 10/01/2054 - 12/01/2054	390,600	384,336
5.000% due 10/01/2054 - 11/01/2054	464,600	464,398
5.500% due 10/01/2054 - 11/01/2054	477,800	483,370
6.000% due 10/01/2054 - 11/01/2054	184,100	188,163

Total U.S. Government Agencies (Cost $2,748,868)		2,729,754

U.S. TREASURY OBLIGATIONS 17.9%
U.S. Treasury Bonds
1.375% due 11/15/2040	106,200	72,108
1.375% due 08/15/2050	14,500	7,992
1.875% due 02/15/2041	79,000	57,965
2.000% due 02/15/2050	18,100	11,800
2.250% due 05/15/2041	19,000	14,733
2.250% due 08/15/2049 (i)(m)	4,600	3,189
2.500% due 02/15/2045	9,800	7,493
2.875% due 05/15/2049	32,700	25,825
3.000% due 05/15/2042	4,300	3,698
3.000% due 11/15/2044 (i)	155,300	129,627
3.000% due 05/15/2045	27,600	22,954
3.000% due 02/15/2049 (m)	5,800	4,697
3.125% due 11/15/2041 (k)	20,500	18,123
3.125% due 08/15/2044	35,700	30,455
3.250% due 05/15/2042	14,900	13,254
3.375% due 05/15/2044 (k)	16,300	14,489

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

3.625% due 02/15/2044 (m)		2,900	2,678
3.750% due 08/15/2041 (k)		27,700	26,716
3.875% due 05/15/2043		10,000	9,631
4.375% due 08/15/2043		29,900	30,754
4.625% due 05/15/2044 (i)		31,700	33,607
4.625% due 05/15/2054		19,600	21,265
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025 (k)		2,435	2,392
0.125% due 07/15/2031 ((k)		22,884	20,943
0.125% due 01/15/2032		25,757	23,289
0.125% due 02/15/2051		48,928	30,939
0.125% due 02/15/2052		5,423	3,378
0.250% due 01/15/2025(k)		10,358	10,231
0.250% due 02/15/2050		13,457	8,944
0.625% due 07/15/2032 (k)		17,104	16,022
0.625% due 02/15/2043		1,778	1,429
0.750% due 02/15/2045		26,714	21,378
0.875% due 02/15/2047		2,606	2,095
1.000% due 02/15/2049		3,125	2,552
1.250% due 04/15/2028 (k)		86,510	85,714
1.375% due 02/15/2044		3,239	2,957
1.750% due 01/15/2034		1,842	1,863
1.875% due 07/15/2034(i)		7,217	7,396
2.125% due 02/15/2054		10,146	10,561
U.S. Treasury STRIPS
0.000% due 05/15/2042 (a)		15,100	7,003
0.000% due 08/15/2042 (a)		6,800	3,110

Total U.S. Treasury Obligations (Cost $989,511)			825,249

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.9%
Alba PLC 5.269% due 03/17/2039 •	GBP	5,088	6,680
American Home Mortgage Investment Trust 6.700% due 06/25/2036 þ		$11,432	1,692
Atrium Hotel Portfolio Trust 6.344% due 06/15/2035 •		4,500	4,497
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032		14,000	10,806
Banc of America Funding Trust
5.000% due 07/26/2036		19,510	3,124
5.591% due 05/25/2035 ~		93	87
6.000% due 03/25/2037		1,214	957
Banc of America Mortgage Trust 6.870% due 05/25/2033 ~		1	1
BCAP LLC Trust
4.485% due 03/26/2037 þ		119	117
5.389% due 05/25/2047 •		1,293	1,220
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~		3	2
4.841% due 01/25/2035 ~		41	39
5.125% due 01/25/2035 ~		73	63
5.260% due 04/25/2034 ~		170	152
5.262% due 07/25/2034 ~		158	147
5.688% due 01/25/2034 ~		81	78
6.055% due 11/25/2034 ~		394	363
6.500% due 04/25/2033 ~		13	13
7.660% due 02/25/2036 •		12	11
Bear Stearns ALT-A Trust
4.609% due 05/25/2036 ~		1,100	533
5.240% due 09/25/2035 ~		362	217
5.454% due 05/25/2035 ~		333	316
Bear Stearns Structured Products, Inc. Trust
4.213% due 12/26/2046 ~		461	368
5.515% due 01/26/2036 ~		561	417
Benchmark Mortgage Trust 3.458% due 03/15/2055		15,000	13,868
BIG Commercial Mortgage Trust 6.438% due 02/15/2039 •		14,379	14,276
CD Mortgage Trust 3.431% due 08/15/2050		5,900	5,712
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054		2,866	2,831
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~		8,008	7,310
Chase Mortgage Finance Trust 4.706% due 01/25/2036 ~		693	634
Citigroup Mortgage Loan Trust
4.726% due 05/25/2035 ~		115	111
5.500% due 12/25/2035		1,796	936
6.940% due 09/25/2035 •		827	810
7.230% due 10/25/2035 •		34	34
Countrywide Alternative Loan Trust
5.265% due 09/20/2046 •		1,197	1,210
5.349% due 09/25/2046 •		5,452	5,195
5.369% due 05/25/2036 •		624	534

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

5.969% due 08/25/2035 •		2,254	1,234
6.000% due 03/25/2035		7,732	6,265
6.000% due 02/25/2037		5,547	2,354
6.000% due 08/25/2037		4,614	2,904
Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~		311	295
5.066% due 02/20/2035 ~		55	55
6.662% due 02/20/2036 •		51	44
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.611% due 07/15/2038 •		1,500	1,362
Cross Mortgage Trust 6.093% due 04/25/2069 þ		5,542	5,619
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		7,446	6,753
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.269% due 03/25/2037 •		2,173	2,012
5.469% due 02/25/2035 •		81	78
DOLP Trust 2.956% due 05/10/2041		20,100	17,929
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		240	236
Eurosail PLC 5.249% due 03/13/2045 •	GBP	72	95
Extended Stay America Trust 6.291% due 07/15/2038 •		$3,119	3,118
First Horizon Alternative Mortgage Securities Trust 4.910% due 08/25/2035 ~		780	688
First Horizon Mortgage Pass-Through Trust 5.354% due 10/25/2035 ~		532	496
Freddie Mac 6.000% due 10/25/2054 «		9,500	9,494
Ginnie Mae
6.145% due 01/20/2073 •		8,713	8,723
6.225% due 02/20/2073 •		9,717	9,766
6.245% due 01/20/2073 •		7,730	7,771
Great Hall Mortgages PLC 5.305% due 06/18/2039 •		238	237
GreenPoint Mortgage Funding Trust 5.329% due 09/25/2046 •		98	89
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		9,079	7,788
GS Mortgage Securities Trust
3.120% due 05/10/2050		179	179
3.722% due 10/10/2049 ~		3,037	2,750
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/2052 ~		11,533	9,713
GS Mortgage-Backed Securities Trust 2.500% due 01/25/2052 ~		13,679	11,539
GSR Mortgage Loan Trust
4.579% due 11/25/2035 ~		94	83
5.202% due 09/25/2035 ~		415	398
HarborView Mortgage Loan Trust
5.072% due 07/19/2035 ~		497	373
5.190% due 12/19/2035 ~		1,332	686
5.519% due 05/19/2035 •		121	116
6.579% due 10/19/2035 •		1,259	906
Hilton USA Trust 2.828% due 11/05/2035		14,400	12,392
IndyMac INDX Mortgage Loan Trust
3.670% due 06/25/2036 ~		4,128	2,855
5.309% due 01/25/2037 •		1,163	1,029
JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~		13,200	12,441
7.235% due 10/05/2040		6,800	7,304
JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		13,207	11,997
4.313% due 12/26/2037 ~		5,236	4,635
4.634% due 10/25/2036 ~		1,066	787
5.229% due 08/25/2034 ~		363	359
5.750% due 01/25/2036		313	141
5.990% due 07/25/2064 ~		1,798	1,825
6.129% due 06/25/2035 ~		23	23
JP Morgan Resecuritization Trust 5.052% due 05/26/2036 ~		8,452	6,003
Landmark Mortgage Securities PLC 5.440% due 04/17/2044 •	GBP	9,733	12,726
Manhattan West Mortgage Trust 2.130% due 09/10/2039		$16,100	14,929
MASTR Adjustable Rate Mortgages Trust 6.205% due 08/25/2034 ~		1,639	1,201
Merrill Lynch Mortgage Investors Trust 5.551% due 04/25/2035 ~		658	587
MFA Trust 2.479% due 03/25/2065 ~		2,282	2,199
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047		971	965

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Morgan Stanley Mortgage Capital Holdings Trust 3.397% due 09/13/2039		17,400	16,027
Morgan Stanley Mortgage Loan Trust 5.557% due 07/25/2035 ~		1,000	830
MortgageIT Mortgage Loan Trust 5.589% due 12/25/2035 •		516	509
New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		12,696	11,134
6.864% due 10/25/2063 þ		7,406	7,545
Nomura Resecuritization Trust 4.758% due 11/26/2036 •		12,729	10,886
OBX Trust
3.000% due 01/25/2052 ~		13,272	11,648
6.113% due 03/25/2063 þ		5,576	5,628
One New York Plaza Trust 6.161% due 01/15/2036 •		17,300	16,544
PRET LLC 3.900% due 10/25/2063 ~		2,499	2,416
Prime Mortgage Trust
5.369% due 02/25/2034 •		16	15
5.469% due 02/25/2035 •		387	384
Residential Accredit Loans, Inc. Trust
5.169% due 05/25/2037 •		3,861	3,467
5.379% due 12/25/2035 ~		192	169
6.000% due 09/25/2036		407	328
6.500% due 09/25/2036		3,399	1,528
Residential Asset Securitization Trust 5.419% due 10/25/2035 •		831	489
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037		1,068	850
Ripon Mortgages PLC 5.680% due 08/28/2056 •	GBP	13,206	17,667
SFO Commercial Mortgage Trust 6.361% due 05/15/2038 •		$13,680	13,061
Structured Adjustable Rate Mortgage Loan Trust
4.024% due 01/25/2035 ~		193	193
4.860% due 11/25/2035 ~		3,910	2,567
5.369% due 04/25/2047 •		643	554
Structured Asset Mortgage Investments Trust
5.579% due 07/19/2035 •		410	392
5.739% due 09/19/2032 •		3	3
SunTrust Adjustable Rate Mortgage Loan Trust 5.606% due 02/25/2037 ~		534	464
Thornburg Mortgage Securities Trust
5.789% due 06/25/2047 •		2,222	1,987
5.839% due 03/25/2037 •		485	359
Towd Point Mortgage Funding 5.952% due 07/20/2053 •	GBP	8,572	11,495
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$14,543	13,981
UWM Mortgage Trust 2.500% due 12/25/2051 ~		12,903	10,860
Verus Securitization Trust 6.338% due 04/25/2069 þ		4,412	4,503
Wachovia Mortgage Loan Trust LLC 6.624% due 05/20/2036 ~		155	152
WaMu Mortgage Pass-Through Certificates Trust
3.427% due 05/25/2037 ~		1,651	1,306
4.059% due 12/25/2036 ~		132	117
4.316% due 12/25/2036 ~		3,649	3,211
5.064% due 07/25/2037 ~		2,027	1,807
5.469% due 02/25/2045 •		4,330	4,269
5.549% due 10/25/2045 •		77	76
6.193% due 01/25/2046 •		336	316
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (c)	GBP	0	2,247
5.902% due 12/21/2049		7,394	9,916
6.630% due 12/21/2049 •		2,259	3,037
7.130% due 12/21/2049 •		1,179	1,573
7.630% due 12/21/2049 •		674	896
8.130% due 12/21/2049 •		674	888
Worldwide Plaza Trust 3.526% due 11/10/2036		$6,000	4,250

Total Non-Agency Mortgage-Backed Securities (Cost $542,576)			504,451

ASSET-BACKED SECURITIES 13.8%
Accredited Mortgage Loan Trust 5.229% due 09/25/2036 •		1,020	1,012
ACE Securities Corp. Home Equity Loan Trust
5.089% due 12/25/2036 •		1,866	990
5.269% due 07/25/2036 •		4,654	1,400
5.409% due 08/25/2036 •		9,501	2,205
ACREC Ltd. 6.279% due 10/16/2036 •		11,924	11,842

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Ally Auto Receivables Trust 5.760% due 11/15/2026		3,589	3,596
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.674% due 11/25/2035 •		1,658	1,629
6.079% due 03/25/2035 •		7,368	7,276
Anchorage Capital CLO Ltd. 6.765% due 04/22/2034 •		11,500	11,525
Apidos CLO 6.477% due 07/17/2030 •		5,597	5,599
Aqueduct European CLO DAC 4.328% due 07/20/2030 •	EUR	3,492	3,891
Arbor Realty Commercial Real Estate Notes Ltd. 6.792% due 01/15/2037 •		$13,811	13,804
AREIT LLC 7.325% due 06/17/2039 •		13,499	13,569
AREIT Trust 6.591% due 01/20/2037 •		11,263	11,196
Argent Securities Trust
5.269% due 07/25/2036 •		15,414	4,196
5.349% due 03/25/2036 •		4,980	2,768
Bear Stearns Asset-Backed Securities Trust
5.269% due 11/25/2036 •		2,860	2,820
5.289% due 08/25/2036 •		429	415
6.094% due 02/25/2035 •		108	108
Benefit Street Partners CLO Ltd. 6.643% due 07/15/2032 •		13,300	13,300
BMW Vehicle Lease Trust 5.990% due 09/25/2026		8,900	8,987
Carlyle U.S. CLO Ltd. 6.451% due 10/15/2031 •		6,340	6,343
CarMax Auto Owner Trust
4.750% due 10/15/2027		7,700	7,714
5.720% due 11/16/2026		3,487	3,497
Carvana Auto Receivables Trust 6.360% due 04/12/2027		1,678	1,683
Catamaran CLO Ltd. 6.644% due 04/22/2030 •		7,036	7,045
Citigroup Mortgage Loan Trust 4.549% due 05/25/2036 þ		2,449	1,267
Countrywide Asset-Backed Certificates Trust
4.325% due 10/25/2046 þ		8,121	6,842
5.249% due 06/25/2047 •		5,393	4,946
5.429% due 05/25/2037 •		5,424	5,039
5.569% due 06/25/2036 •		340	339
5.719% due 05/25/2034 •		30	30
5.869% due 09/25/2036 •		1,529	1,427
Credit-Based Asset Servicing & Securitization Trust 5.089% due 11/25/2036 •		273	125
Cumulus Static CLO DAC 4.742% due 11/15/2033 •	EUR	7,841	8,754
Drive Auto Receivables Trust 5.830% due 12/15/2026		$4,632	4,640
Dryden CLO Ltd. 6.613% due 07/15/2031 •		11,448	11,482
Dryden Senior Loan Fund
6.429% due 10/19/2029 •		8,129	8,145
6.463% due 04/15/2029 •		4,829	4,834
EMC Mortgage Loan Trust 5.709% due 05/25/2040 •		51	51
Enterprise Fleet Financing LLC 5.740% due 12/20/2026		9,100	9,207
FHF Trust 6.570% due 06/15/2028		790	802
Fremont Home Loan Trust
5.029% due 01/25/2037 •		56	26
5.584% due 11/25/2035 •		9,900	9,026
FS Rialto Issuer LLC 7.243% due 01/19/2039 •		10,223	10,262
Galaxy CLO Ltd. 6.377% due 05/16/2031 •		241	241
GSAA Home Equity Trust
5.995% due 03/25/2046 ~		5,702	2,146
6.500% due 10/25/2037		8,942	5,077
GSAMP Trust 5.149% due 06/25/2036 •		2,704	1,514
HERA Commercial Mortgage Ltd. 6.179% due 02/18/2038 •		7,698	7,653
Home Equity Loan Trust 5.199% due 04/25/2037 •		5,574	5,357
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		4,628	4,642
Invesco Euro CLO DAC 4.335% due 07/15/2031 •	EUR	3,600	3,976
JP Morgan Mortgage Acquisition Corp.
2.870% due 10/25/2035 •		$1,693	1,657
5.554% due 05/25/2035 •		1,047	1,035

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

JP Morgan Mortgage Acquisition Trust
5.189% due 08/25/2036 •		1,862	1,370
5.229% due 03/25/2037 •		541	534
5.449% due 08/25/2036 •		959	706
KREF Ltd. 6.415% due 02/17/2039 •		15,000	14,991
Kubota Credit Owner Trust 5.610% due 07/15/2026		4,291	4,309
LCM Ltd. 6.382% due 07/20/2030 •		3,751	3,752
Lehman XS Trust 4.699% due 06/25/2036 •		225	236
Long Beach Mortgage Loan Trust 5.289% due 05/25/2036 •		33,520	10,042
Lument Finance Trust, Inc. 6.381% due 06/15/2039 •		11,221	11,172
Madison Park Funding Ltd. 6.459% due 10/18/2030 •		9,320	9,331
Man GLG Euro CLO DAC 4.171% due 12/15/2031 •	EUR	11,074	12,327
MASTR Asset-Backed Securities Trust
5.449% due 03/25/2036 •		$3,339	2,034
5.549% due 12/25/2035 •		102	102
Merrill Lynch Mortgage Investors Trust
3.940% due 03/25/2037 þ		4,054	862
5.189% due 07/25/2037 •		2,332	1,033
5.449% due 08/25/2037 •		2,163	1,136
MF1 LLC 7.600% due 09/17/2037 •		12,800	12,844
MF1 Ltd.
6.209% due 10/16/2036 •		13,417	13,367
6.229% due 07/16/2036 •		12,713	12,653
6.315% due 02/19/2037 •		14,530	14,476
6.897% due 12/15/2035 •		4,524	4,534
MF1 Multifamily Housing Mortgage Loan Trust 6.047% due 07/15/2036 •		850	846
Morgan Stanley ABS Capital, Inc. Trust
5.149% due 05/25/2037 •		6,737	6,062
5.269% due 06/25/2036 •		3,665	1,900
5.269% due 07/25/2036 •		5,787	2,164
5.469% due 08/25/2036 •		10,139	5,168
Nelnet Student Loan Trust
6.640% due 02/20/2041		3,298	3,376
7.545% due 02/20/2041 •		3,088	3,094
New Century Home Equity Loan Trust 5.854% due 05/25/2034 •		7,730	7,688
Newcastle Mortgage Securities Trust 5.689% due 03/25/2036 •		6,757	6,656
NovaStar Mortgage Funding Trust 5.449% due 11/25/2036 •		2,352	726
Octagon Investment Partners Ltd. 6.432% due 10/20/2030 •		7,093	7,097
Option One Mortgage Loan Trust
5.109% due 03/25/2037 •		3,598	3,270
5.189% due 05/25/2037 •		7,368	4,466
Option One Mortgage Loan Trust Asset-Backed Certificates 5.659% due 11/25/2035 •		7,292	6,988
Ownit Mortgage Loan Trust
5.189% due 09/25/2037 •		1,830	825
5.449% due 09/25/2037 •		9,000	4,056
5.692% due 05/25/2037 •		17,987	14,617
Pagaya AI Debt Selection Trust
6.258% due 10/15/2031		7,276	7,352
7.400% due 03/15/2030 ~		848	854
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.094% due 03/25/2035 •		1,752	1,719
Ready Capital Mortgage Financing LLC
6.913% due 01/25/2037 •		10,421	10,434
7.229% due 10/25/2039 •		7,072	7,099
7.407% due 10/25/2039 •		9,594	9,658
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		12,617	4,006
Residential Asset Securities Corp. Trust
5.569% due 02/25/2036 •		2,466	2,454
5.629% due 12/25/2035 •		2,016	1,770
Santander Drive Auto Receivables Trust 6.310% due 07/15/2027		3,165	3,175
Saxon Asset Securities Trust 5.309% due 10/25/2046 •		3,237	3,148
Securitized Asset-Backed Receivables LLC Trust 5.099% due 05/25/2037 •		626	477
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027		5,907	5,919
SG Mortgage Securities Trust 5.509% due 02/25/2036 •		2,008	1,018

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Sound Point CLO Ltd.
6.524% due 10/20/2030 •		5,460	5,463
6.526% due 07/25/2030 •		3,322	3,324
6.754% due 07/20/2032 •		12,600	12,614
Soundview Home Loan Trust
5.079% due 02/25/2037 •		7,465	2,143
5.869% due 10/25/2037 •		12,031	9,696
Specialty Underwriting & Residential Finance Trust 5.269% due 11/25/2037 •		11,173	6,248
Structured Asset Securities Corp. Mortgage Loan Trust 5.869% due 05/25/2037 •		2,733	2,673
T-Mobile U.S. Trust 5.050% due 09/20/2029		9,200	9,342
Tesla Auto Lease Trust 5.860% due 08/20/2025		1,853	1,855
Thompson Park CLO Ltd. 6.563% due 04/15/2034 •		10,000	10,005
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036		4,600	4,722
Venture CLO Ltd.
6.594% due 07/20/2030 •		11,710	11,719
6.623% due 07/15/2031 •		5,164	5,168
Vibrant CLO Ltd. 6.584% due 09/15/2030 •		2,897	2,899
Wachovia Mortgage Loan Trust LLC 5.659% due 10/25/2035 •		4,674	4,261
WaMu Asset-Backed Certificates WaMu Trust
5.219% due 04/25/2037 •		4,852	1,847
5.269% due 01/25/2037 •		2,462	1,152
Wind River CLO Ltd. 6.643% due 07/15/2031 •		3,493	3,497

Total Asset-Backed Securities (Cost $674,064)			637,473

SOVEREIGN ISSUES 4.2%
Brazil Government International Bond 6.125% due 03/15/2034		9,200	9,398
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (c)	BRL	97,000	16,881
Chile Government International Bond 0.830% due 07/02/2031	EUR	14,400	13,780
Italy Buoni Poliennali Del Tesoro 1.300% due 05/15/2028 (e)		18,212	20,466
Ivory Coast Government International Bond 5.875% due 10/17/2031		6,200	6,548
Korea Development Bank 5.923% (SOFRRATE + 0.700%) due 10/23/2026 ~		$1,900	1,912
Mexico Government International Bond 6.000% due 05/07/2036		2,700	2,757
Poland Government International Bond 5.125% due 09/18/2034		4,600	4,735
Province of Ontario
3.650% due 06/02/2033	CAD	9,200	6,875
4.150% due 06/02/2034		15,700	12,100
Province of Quebec
3.600% due 09/01/2033		18,025	13,397
4.450% due 09/01/2034		4,200	3,308
Romania Government International Bond 3.624% due 05/26/2030	EUR	14,000	14,912
Saudi Government International Bond
4.750% due 01/18/2028		$9,700	9,903
4.750% due 01/16/2030		9,200	9,413
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	516,400	31,404
United Kingdom Gilt 4.375% due 07/31/2054	GBP	13,570	17,523

Total Sovereign Issues (Cost $198,713)			195,312

		SHARES
COMMON STOCKS 0.1%
INDUSTRIALS 0.1%
Drillco Holding Lux SA «(g)		48,286	1,191
Forsea Holding SA «		142,284	3,508

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Total Common Stocks (Cost $3,811)		4,699

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Discover Financial Services 6.125% due 06/23/2025 •(e)	4,600,000	4,612
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(e)	6,600,000	6,635
Wells Fargo & Co. 3.900% due 03/15/2026 •(e)	3,900,000	3,799

Total Preferred Securities (Cost $15,100)		15,046

SHORT-TERM INSTRUMENTS 2.4%
COMMERCIAL PAPER 0.5%
Crown Castle, Inc. 5.300% due 10/29/2024 (b)	$10,000	9,958
Jabil, Inc. 5.320% due 10/11/2024 (b)	10,550	10,532

		20,490

REPURCHASE AGREEMENTS (h) 1.9%		88,600

Total Short-Term Instruments (Cost $109,093)		109,090

Total Investments in Securities (Cost $7,068,249)		6,767,659

INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short Asset Portfolio (g)	16,217,681	158,317
PIMCO Short-Term Floating NAV Portfolio III	19,984	195

Total Short-Term Instruments (Cost $161,675)		158,512

Total Investments in Affiliates (Cost $161,675)		158,512

Total Investments 150.0% (Cost $7,229,924)		$6,926,171
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $14,591)		2,141
Other Assets and Liabilities, net (50.0)%		(2,311,225)

Net Assets 100.0%		$4,617,087

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$966	$1,191	0.03%
National Football League 5.480% due 10/05/2028	03/14/2024	2,400	2,472	0.05
$3,366	$3,663	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.980%	09/30/2024	10/01/2024	$49,100	U.S. Treasury Notes 0.375% due 12/31/2025	$(50,041)	$49,100	$49,107
FICC STR	4.860	09/30/2024	10/01/2024	2,700	U.S. Treasury Notes 4.500% due 05/31/2029	(2,754)	2,700	2,700
SAL	4.930	10/01/2024	10/02/2024	36,800	U.S. Treasury Notes 4.875% due 11/30/2025	(38,111)	36,800	36,800

Total Repurchase Agreements	$(90,906)	$88,600	$88,607

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	5.030%	09/19/2024	10/10/2024	$(2,920)	$(2,925)
CIB	5.300	09/10/2024	10/08/2024	(2,055)	(2,061)
DEU	4.900	09/26/2024	10/03/2024	(5,871)	(5,875)
JPS	4.750	09/20/2024	11/12/2024	(1,703)	(1,706)

Total Reverse Repurchase Agreements	$(12,567)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	5.250%	09/11/2024	11/08/2024	$(34,472)	$(34,573)
5.350	08/08/2024	10/08/2024	(2,480)	(2,500)

Total Sale-Buyback Transactions	$(37,073)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2054	$60,900	$(51,032)	$(50,435)

Total Short Sales (1.1)%	$(51,032)	$(50,435)

(i)	Securities with an aggregate market value of $49,101 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(79,121) at a weighted average interest rate of 5.405%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(194) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl November 2024 Futures	$118.750	10/25/2024	24	$24	$(6)	$(2)
Call - EUREX Euro-Bobl November 2024 Futures	120.250	10/25/2024	24	24	(6)	(11)
Put - EUREX Euro-Bund November 2024 Futures	133.000	10/25/2024	22	22	(11)	(5)
Call - EUREX Euro-Bund November 2024 Futures	136.000	10/25/2024	22	22	(14)	(11)

$(37)	$(29)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	47	$47	$(25)	$(3)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	47	47	(23)	(3)

$(48)	$(6)

Total Written Options	$(85)	$(35)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond December Futures	12/2024	469	$43,351	$400	$184	$0
U.S. Treasury 2-Year Note December Futures	12/2024	91	18,950	38	0	(34)
U.S. Treasury 5-Year Note December Futures	12/2024	2,929	321,847	567	0	(1,075)
U.S. Treasury 10-Year Note December Futures	12/2024	2,739	313,016	39	0	(1,241)

$1,044	$184	$(2,350)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl December Futures	12/2024	25	$(3,341)	$(36)	$0	$(6)
Euro-Bund 10-Year Bond December Futures	12/2024	259	(38,898)	(503)	0	(124)
Japan Government 10-Year Bond December Futures	12/2024	83	(83,534)	(172)	329	(185)
U.S. Treasury 10-Year Ultra December Futures	12/2024	1,391	(164,551)	(69)	717	0
U.S. Treasury 30-Year Bond December Futures	12/2024	39	(4,843)	54	27	0

$(726)	$1,073	$(315)

Total Futures Contracts	$318	$1,257	$(2,665)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.253%		$2,400	$(61)	$74	$13	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2027	1.117		4,400	(194)	180	(14)	0	(1)
Boeing Co.	1.000%	Quarterly	12/20/2029	1.438		20,000	(374)	(24)	(398)	0	(9)
General Electric Co.	1.000	Quarterly	12/20/2024	0.060		5,000	(78)	90	12	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.101		5,300	36	46	82	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.110		600	7	5	12	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.164	EUR	1,300	(199)	208	9	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167		$7,400	21	(5)	16	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440		6,700	(24)	157	133	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474		1,700	(4)	40	36	0	0

							$(870)	$771	$99	$0	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin(6)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index		1.000	Quarterly	12/20/2029		45,000	$1,008	$12	$1,020	$0	$(2)

							$1,008	$12	$1,020	$0	$2

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	23,100	$403	$97	$500	$0	$(12)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	9,960,000	464	(1,008)	(544)	0	(119)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		152,000	16	35	51	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		690,000	0	216	216	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		764,700	3	253	256	11	0
Receive	1-Day USD-SOFR Compounded-OIS	5.388	Annual	10/18/2024		$81,500	0	34	34	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		31,900	(99)	(445)	(544)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		54,600	(171)	(697)	(868)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		46,200	(2)	(254)	(256)	29	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		42,200	31	(32)	(1)	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		47,480	0	(325)	(325)	106	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		25,600	0	(322)	(322)	57	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		70,530	(1,307)	(520)	(1,827)	175	0
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		58,120	0	(424)	(424)	175	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	27,500	0	(332)	(332)	83	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	91,500	0	(1,246)	(1,246)	277	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	3,200	0	(50)	(50)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	7,400	0	(118)	(118)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	6,300	0	(102)	(102)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	9,400	0	(157)	(157)	28	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.350	Annual	06/30/2031	15,900	(27)	(97)	(124)	47	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031	2,700	(5)	23	18	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033	25,500	0	(763)	(763)	81	0
Receive	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/15/2033	28,000	0	(876)	(876)	89	0
Receive	1-Day USD-SOFR Compounded-OIS	3.743	Annual	08/15/2033	3,700	0	(118)	(118)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.745	Annual	08/15/2033	2,500	0	(80)	(80)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033	13,400	0	(439)	(439)	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033	9,400	0	(309)	(309)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033	19,400	0	(651)	(651)	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	2,000	(9)	(36)	(45)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	1,900	(9)	(23)	(32)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	3,800	(12)	(210)	(222)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	3,800	(15)	(128)	(143)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	3,900	(16)	(106)	(122)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	3,700	(14)	(90)	(104)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	3,700	(12)	(57)	(69)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	5,100	(18)	(86)	(104)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	3,900	(14)	(69)	(83)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	4,100	(15)	(56)	(71)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	3,700	(13)	(54)	(67)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	3,800	(14)	(73)	(87)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	3,800	(14)	(58)	(72)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	3,800	(14)	(69)	(83)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	4,100	(17)	(73)	(90)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	600	(2)	(11)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	3,800	(15)	(72)	(87)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	3,800	(14)	(84)	(98)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	3,000	(11)	(24)	(35)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	2,000	(10)	27	17	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	1,900	(9)	23	14	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	3,900	(17)	34	17	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	4,200	(18)	36	18	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	3,800	(13)	44	31	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	3,800	(14)	40	26	11	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	31,925	(180)	(1,061)	(1,241)	87	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	69,300	14,010	7,765	21,775	199	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	112,375	3,182	(6,554)	(3,372)	451	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,300	337	(1,029)	(692)	65	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	54,600	0	(112)	(112)	0	(11)
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		218,600	0	(407)	(407)	0	(43)
Pay(7)	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	15,500	(17)	(29)	(46)	0	(29)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029	EUR	4,300	(6)	117	111	12	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		3,000	(4)	70	66	9	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		4,300	(7)	113	106	12	0
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		42,200	330	404	734	247	0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		53,199	252	(258)	(6)	0	(551)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	49,600	(636)	1,124	488	0	(4)
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		3,900	3	82	85	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	26,500	(325)	1,006	681	0	(52)
Pay(7)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		100	(1)	2	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		13,900	(396)	750	354	0	(27)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		24,000	110	499	609	0	(46)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	EUR	32,000	(174)	(1,759)	(1,933)	39	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		27,400	(101)	(1,199)	(1,300)	43	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		10,900	(515)	3	(512)	17	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	46,600	(413)	(1,304)	(1,717)	0	(122)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		12,800	(49)	(655)	(704)	0	(35)

							$14,377	$(12,314)	$2,063	$2,863	$(1,062)

Total Swap Agreements							$14,515	$(11,531)	$2,984	$2,863	$(1,077)

(k)

Securities with an aggregate market value of $56,131 and cash of $25,068 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	Future styled option variation margin asset of $3 and liability of $(5) is outstanding at period end
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(8) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		10/2024		GBP	288			$377	$0		$(8)
		10/2024		KRW	2,270,386			1,698	0		(25)
		10/2024			$1,112		GBP	841	12		0
		10/2024			595		PLN	2,313	6		0
		02/2025		CNH	7,852			$1,099	0		(32)
BPS		10/2024		BRL	90,247			16,316	0		(250)
		10/2024		CNH	354			49	0		(1)
		10/2024		JPY	348,992			2,424	0		(4)
		10/2024		KRW	6,902,366			5,158	0		(80)
		10/2024		PLN	4,421			1,154	5		0
		10/2024			$16,132		BRL	90,247	434		0
		10/2024			3,452		CNH	24,474	45		0
		10/2024			424		DKK	2,834	0		(1)
		10/2024			1,237		EUR	1,108	0		(4)
		10/2024			17,677		GBP	13,427	275		0
		10/2024			7,221		NZD	11,602	150		0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

	11/2024	CNH	25,150		$3,554	0	(48)
	11/2024	DKK	2,829		424	1	0
	11/2024	TWD	213,485		6,693	0	(84)
	11/2024		$1,154	PLN	4,424	0	(5)
	11/2024		3,512	TWD	109,730	0	(29)
	12/2024	CNH	74,561		$10,360	0	(335)
	12/2024		$1,999	CNH	14,335	57	0
	12/2024		3,472	MXN	69,964	43	0
	01/2025	CNH	15,412		$2,158	0	(59)
BRC	10/2024		194,304		27,036	0	(730)
	10/2024	GBP	105,875		139,675	0	(1,875)
	10/2024	IDR	181,734		12	0	0
	10/2024	ILS	1,474		397	2	0
	10/2024	NZD	3,455		2,183	0	(12)
	10/2024		$18	CHF	15	0	0
	10/2024		1,841	PLN	7,069	0	(6)
	10/2024		292	SEK	2,949	0	(1)
	10/2024		5,077	TRY	179,248	62	0
	10/2024	ZAR	198		$11	0	(1)
	11/2024	CHF	15		18	0	0
	11/2024	SEK	2,945		292	1	0
	11/2024		$2,183	NZD	3,455	12	0
	11/2024		1	PLN	4	0	0
	11/2024		6,993	TRY	262,604	240	(1)
	12/2024		3,310		124,178	49	0
	01/2025		1,706		64,915	8	0
	02/2025		1,099	CNH	7,848	32	0
	07/2025		1,798	TRY	81,695	24	0
CBK	10/2024	BRL	39,139		$7,175	0	(10)
	10/2024	GBP	358		479	0	0
	10/2024	ILS	1,278		350	8	0
	10/2024	KRW	4,945,681		3,696	0	(56)
	10/2024	THB	542		16	0	(1)
	10/2024		$7,184	BRL	39,139	1	0
	10/2024		12,858	CNH	91,144	166	0
	10/2024		84	DKK	563	0	0
	10/2024		1,152	EUR	1,034	0	(1)
	10/2024		6,897	IDR	106,807,844	127	0
	10/2024		503	ILS	1,840	0	(9)
	10/2024		45,505	INR	3,827,278	128	0
	10/2024	ZAR	70,699		$3,877	0	(210)
	11/2024	CNH	91,360		12,917	0	(166)
	11/2024	DKK	563		84	0	0
	11/2024	TWD	872,752		27,409	10	(306)
	11/2024		$7,175	BRL	39,277	8	0
	12/2024	MXN	46,214		$2,366	46	0
	01/2025		$2,158	CNH	15,409	58	0
DUB	10/2024	KRW	4,677,910		$3,504	0	(45)
	10/2024	PLN	5,475		1,428	6	0
	10/2024		$3,690	PLN	14,238	14	(7)
	11/2024		1,428		5,479	0	(6)
	11/2024		3,014	TRY	112,164	124	0
	12/2024		17,856	CNH	127,429	431	0
	02/2025		9,400	MXN	190,171	63	0
	03/2025		105	TRY	5,010	19	0
FAR	10/2024	BRL	15,887		$2,916	0	0
	10/2024	JPY	28,373		198	0	0
	10/2024	NZD	8,147		5,121	0	(55)
	10/2024		$9,093	AUD	13,229	53	0
	10/2024		2,876	BRL	15,887	41	0
	10/2024		181,307	EUR	162,138	0	(823)
	11/2024	AUD	13,229		$9,098	0	(53)
	11/2024	EUR	162,138		181,556	824	0
	11/2024		$5,122	NZD	8,147	55	0
GLM	10/2024	BRL	25,837		$4,726	0	(17)
	10/2024		$4,742	BRL	25,837	0	0
	10/2024		136	IDR	2,094,575	2	0
	10/2024		298	ILS	1,108	0	(1)
	10/2024		4,204	INR	353,591	11	0
	10/2024		3,826	PLN	15,187	119	0
	11/2024	MXN	23,886		$1,195	0	(7)
	11/2024	TWD	776		24	0	0
	11/2024		$4,968	TWD	155,504	0	(31)
	12/2024	MXN	22,135		$1,154	42	0
	12/2024		$4,726	BRL	26,013	15	0
	02/2025		4,234	MXN	86,204	57	0
	04/2025	BRL	94,400		$16,934	57	(10)
IND	10/2024	KRW	2,331,464		1,741	0	(28)
	10/2024		$320	IDR	4,943,805	5	0
JPM	10/2024	CNH	754		$105	0	(2)
	10/2024	DKK	6,403		957	1	0
	10/2024	GBP	3,819		5,017	0	(89)
	10/2024	ILS	6,428		1,721	6	(10)
	10/2024	KRW	2,618,880		1,959	0	(28)
	10/2024		$3,509	CNH	24,868	44	0
	10/2024		887	DKK	5,917	0	(4)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

10/2024	50	IDR	778,158	1	0
10/2024	53	ILS	192	0	(1)
10/2024	4,131	PLN	16,013	29	(2)
10/2024	2,226	TRY	79,531	66	0
11/2024	CNH	24,811	$3,509	0	(44)
11/2024	DKK	5,906	887	4	0
11/2024	TWD	111,317	3,426	0	(108)
11/2024	$5,134	TRY	197,511	381	0
12/2024	CNH	14,342	$1,999	0	(58)
12/2024	MXN	4,050	212	9	0
12/2024	$8,243	TRY	310,555	131	0
03/2025	91	4,427	18	0
04/2025	BRL	2,600	$463	0	(3)
05/2025	$1,453	TRY	64,597	65	0
MBC	10/2024	JPY	266,048	$1,846	0	(5)
10/2024	KRW	8,840,071	6,618	0	(90)
10/2024	PLN	4,936	1,294	12	0
10/2024	SEK	2,950	288	0	(3)
10/2024	$69,604	CAD	93,516	0	(457)
10/2024	126,915	GBP	94,890	0	(52)
10/2024	732	IDR	11,345,366	14	0
10/2024	23,949	SGD	30,767	0	(10)
11/2024	CAD	93,440	$69,604	457	0
11/2024	GBP	94,890	126,910	49	0
11/2024	JPY	74,800	527	4	0
11/2024	SGD	30,715	23,949	11	0
11/2024	TWD	179,006	5,588	0	(95)
11/2024	$3,435	PLN	13,240	14	(12)
12/2024	CNH	21,882	$3,066	0	(73)
12/2024	MXN	10,063	515	10	0
12/2024	$3,066	CNH	21,874	72	0
MYI	10/2024	DKK	4,657	$694	0	(1)
10/2024	EUR	164,280	183,088	220	0
10/2024	KRW	3,365,104	2,516	0	(37)
10/2024	SGD	30,763	23,625	0	(311)
10/2024	$836	DKK	5,590	0	(1)
10/2024	749	IDR	11,611,201	15	0
11/2024	CNH	30	$4	0	0
11/2024	DKK	5,581	836	1	0
11/2024	TWD	115,433	3,672	8	0
12/2024	MXN	7,071	352	0	(3)
NGF	10/2024	$2,372	IDR	36,644,720	37	0
RBC	12/2024	MXN	26,395	$1,328	4	0
SCX	10/2024	DKK	3,864	575	0	(2)
10/2024	$1,101	GBP	824	0	0
10/2024	150	IDR	2,321,550	3	0
10/2024	17,029	INR	1,431,232	35	0
11/2024	CNH	428	$59	0	(2)
11/2024	TWD	39,951	1,240	0	(28)
12/2024	$10,360	CNH	74,589	339	0
SSB	12/2024	MXN	8,330	$435	17	0
TOR	10/2024	AUD	13,229	8,972	0	(174)
10/2024	CAD	93,450	69,430	332	0
10/2024	$3,007	JPY	434,675	18	0
11/2024	JPY	432,679	$3,007	0	(18)
UAG	10/2024	CHF	16,074	19,133	141	0
10/2024	$18,933	CHF	16,059	42	0
10/2024	1,600	PLN	6,217	14	0
10/2024	ZAR	59,858	$3,271	0	(189)
11/2024	CHF	16,000	18,933	0	(42)
11/2024	$92	PLN	351	0	(1)
11/2024	205	TWD	6,480	0	0
12/2024	CNH	127,481	$17,856	0	(438)
12/2024	$15	MXN	297	0	0

Total Forward Foreign Currency Contracts	$6,572	$(7,826)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600%	11/20/2024	31,600	$65	$17
GST	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600	11/20/2024	30,500	64	16

$129	$33

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.325	12/06/2024	400	$50	$7
Call - OTC USD versus CNH	7.400	12/06/2024	600	55	8

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

	Call - OTC USD versus CNH			7.325	01/14/2025	500	48	9
	Call - OTC USD versus CNH			7.400	01/14/2025	600	48	8
	Call - OTC USD versus CNH			7.400	01/23/2025	600	57	10
BRC	Call - OTC USD versus CNH			7.300	02/14/2025	300	32	6
CBK	Call - OTC USD versus CNH			7.300	01/14/2025	600	63	13
	Call - OTC USD versus CNH			7.450	02/14/2025	600	57	12
DUB	Call - OTC USD versus CNH			7.400	12/12/2024	4,800	444	73
MBC	Call - OTC USD versus CNH			7.350	12/06/2024	800	77	13
	Call - OTC USD versus CNH			7.375	02/14/2025	600	59	13
SCX	Call - OTC USD versus CNH			7.300	02/14/2025	200	20	4

							$1,010	$176

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	55,000	$52	$101
CKL	Call - OTC 5-Year Interest Rate Swap	GBP-SONIO	Pay	2.930	03/06/2025	30,100	200	159
	Call - OTC 5-Year Interest Rate Swap	GBP-SONIO	Pay	2.960	03/10/2025	30,000	190	172
	Call - OTC 5-Year Interest Rate Swap	GBP-SONIO	Pay	2.940	03/24/2025	26,900	175	163
FAR	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.843	09/15/2025	143,800	187	202
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.070	06/04/2025	10,500	363	135
GLM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/06/2025	85,000	0	135
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/10/2025	129,700	0	213
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/11/2025	86,100	0	143
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/12/2025	129,100	0	217
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/13/2025	129,100	0	220
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/18/2025	128,800	0	230
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.843	09/15/2025	143,800	187	202
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.329	05/29/2025	12,700	433	99
NGF	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.871	09/17/2025	218,500	262	299
UAG	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.967	09/18/2025	87,100	105	103

							$2,154	$2,793

Total Purchased Options							$3,293	$3,002

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC CDX.IG-42 5-Year Index		Sell	0.800%	11/20/2024	63,200	$(57)	$(13)
GST	Put - OTC CDX.IG-42 5-Year Index		Sell	0.800	11/20/2024	61,000	(61)	(13)

							$(118)	$(26)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	3,600	$(12)	$(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	3,600	(12)	(13)
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	2,200	(6)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	2,200	(6)	(3)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	4,300	(8)	(34)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	4,300	(7)	0
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	6,100	(46)	(44)
CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.958	03/06/2025	34,000	(200)	(220)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.008	03/10/2025	33,900	(190)	(255)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.948	03/24/2025	30,600	(173)	(211)
FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.638	09/15/2025	143,800	(187)	(123)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	4,200	(14)	(14)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	4,200	(14)	(13)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	4,100	(14)	(11)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	4,100	(14)	(13)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	4,100	(14)	(15)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	4,100	(14)	(14)
GLM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.243	03/06/2025	9,300	0	(108)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.255	03/10/2025	14,300	0	(174)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/11/2025	9,500	0	(115)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.245	03/12/2025	14,200	0	(172)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/13/2025	14,200	0	(175)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/18/2025	14,200	0	(180)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	3,400	(12)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	3,400	(12)	(6)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	3,500	(12)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	3,500	(12)	(13)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	3,500	(10)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	3,500	(10)	(10)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	3,500	(11)	(11)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	3,500	(11)	(10)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	6,600	(21)	(19)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	6,600	(21)	(23)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	2,400	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	2,400	(6)	(3)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	2,200	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	2,200	(8)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	3,700	(15)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	3,700	(15)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	3,700	(13)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	1,800	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	1,900	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	3,700	(13)	(14)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,800	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	1,900	(6)	(6)
MYC	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.633	09/15/2025	143,800	(187)	(122)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	3,700	(10)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	3,700	(10)	(11)
NGF	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.701	09/17/2025	218,500	(262)	(205)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	2,400	(4)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	2,400	(4)	(1)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

UAG	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE		Receive	1.777	09/18/2025		87,100	(104)		(89)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE		Receive	3.145	10/28/2024		3,700	(12)		(13)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE		Pay	3.495	10/28/2024		3,700	(12)		(11)

									$(1,776)		$(2,519)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date			Notional Amount(1)	Premiums (Received)		Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054			$91.125	10/08/2024			3,900	$(22)		$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054			94.125	10/08/2024			3,900	(19)		(76)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054			98.641	10/08/2024			4,200	(14)		(8)

									$(55)		$(84)

Total Written Options									$(1,949)		$(2,629)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	0.651%		$14,400	$(708)	$820	$112	$0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		2,500	(120)	115	0	(5)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		500	(45)	42	0	(3)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884		4,900	(225)	239	14	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884		3,000	(148)	156	8	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		700	(25)	24	0	(1)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		3,500	(169)	196	27	0
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		5,200	(236)	276	40	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		3,600	(135)	128	0	(7)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		1,600	(143)	132	0	(11)
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.420		4,800	(108)	116	8	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		500	(19)	18	0	(1)
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		23,100	(1,089)	1,269	180	0

								$(3,170)	$3,531	$389	$(28)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 40 5-Year 35-100% Index		5.000%	Quarterly	12/20/2028	EUR	8,100	$1,345	$238	$1,583	$0
JPM	iTraxx Crossover 40 5-Year 35-100% Index		5.000	Quarterly	12/20/2028		3,800	642	101	743	0

								$1,987	$339	$2,326	$0

Total Swap Agreements								$(1,183)	$3,870	$2,715	$(28)

(m)

Securities with an aggregate market value of $4,104 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)					Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2024 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$12,112	$12,112
Corporate Bonds & Notes
Banking & Finance	0	945,880	2,262	948,142
Industrials	0	509,307	2,472	511,779
Utilities	0	236,934	0	236,934
Municipal Bonds & Notes
California	0	6,070	0	6,070
Illinois	0	6,447	0	6,447
Louisiana	0	7,153	0	7,153
New York	0	2,461	0	2,461
Texas	0	9,140	0	9,140
West Virginia	0	6,347	0	6,347
U.S. Government Agencies	0	2,729,754	0	2,729,754
U.S. Treasury Obligations	0	825,249	0	825,249
Non-Agency Mortgage-Backed Securities	0	504,451	0	504,451
Asset-Backed Securities	0	637,473	0	637,473
Sovereign Issues	0	195,312	0	195,312
Common Stocks
Industrials	0	0	4,699	4,699
Preferred Securities
Banking & Finance	0	15,046	0	15,046
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Commercial Paper	0	20,490	0	20,490
Repurchase Agreements	0	88,600	0	88,600

	$0	$6,746,114	$21,545	$6,767,659
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$158,512	$0	$0	$158,512

Total Investments	$158,512	$6,746,114	$21,545	$6,926,171

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(50,435)	$0	$(50,435)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	513	3,607	0	4,120
Over the counter	0	12,289	0	12,289

	$513	$15,896	$0	$16,409
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(344)	(3,433)	0	(3,777)
Over the counter	0	(10,483)	0	(10,483)

	$(344)	$(13,916)	$0	$(14,260)

Total Financial Derivative Instruments	$169	$1,980	$0	$2,149

Totals	$158,681	$6,697,659	$21,545	$6,877,885

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$150,934	$6,344	$0	$0	$1,039	$158,317	$6,412	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$55	$362,326	$(362,180)	$(6)	$0	$195	$326	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.s

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BSN	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	TOR	The Toronto-Dominion Bank
CKL	Citibank N.A. London	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
BRL	Brazilian Real	ILS	Israeli Shekel	SGD	Singapore Dollar
CAD	Canadian Dollar	INR	Indian Rupee	THB	Thai Baht
CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PLN	Polish Zloty

Exchange Abbreviations:
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFRINDX	Secured Overnight Financing Rate Index
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

Other Abbreviations:
ABS	Asset-Backed Security	BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BBR	Bank Bill Rate	DAC	Designated Activity Company	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding